UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Tax-Free Bond Fund Fidelity® Tax-Free Bond Fund : FTABX

This semi-annual shareholder report contains information about Fidelity® Tax-Free Bond Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Free Bond Fund	$ 12	0.25%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,346,128,251
Number of Holdings	1,315
Portfolio Turnover	24%
What did the Fund invest in?
(as of July 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	33.1
Transportation	15.3
Health Care	14.5
Special Tax	11.8
Electric Utilities	8.6
Education	7.3
Others(Individually Less Than 5%)	7.5
98.1

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 5.5
AA - 37.6
A - 41.8
BBB - 7.8
BB - 1.3
B - 0.4
CCC,CC,C - 0.0
Not Rated - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	11.3
New York	9.7
Texas	9.3
New Jersey	6.7
Pennsylvania	5.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914432.101    90-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity® Sustainable Intermediate Municipal Income Fund : FSIKX

This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Intermediate Municipal Income Fund	$ 18	0.37%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$18,935,707
Number of Holdings	237
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.8
Health Care	12.9
Education	12.3
Housing	8.9
Electric Utilities	7.5
Water & Sewer	6.6
Special Tax	5.3
Others(Individually Less Than 5%)	7.7
99.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 12.9
AA - 47.1
A - 28.1
BBB - 9.5
BB - 1.1
Not Rated - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	11.1
California	9.2
Illinois	6.4
New York	5.9
Alabama	5.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914464.101    6532-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class Z : FASVX

This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 15	0.31%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$18,935,707
Number of Holdings	237
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.8
Health Care	12.9
Education	12.3
Housing	8.9
Electric Utilities	7.5
Water & Sewer	6.6
Special Tax	5.3
Others(Individually Less Than 5%)	7.7
99.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 12.9
AA - 47.1
A - 28.1
BBB - 9.5
BB - 1.1
Not Rated - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	11.1
California	9.2
Illinois	6.4
New York	5.9
Alabama	5.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914469.101    6537-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class M : FASLX

This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 31	0.62%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$18,935,707
Number of Holdings	237
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.8
Health Care	12.9
Education	12.3
Housing	8.9
Electric Utilities	7.5
Water & Sewer	6.6
Special Tax	5.3
Others(Individually Less Than 5%)	7.7
99.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 12.9
AA - 47.1
A - 28.1
BBB - 9.5
BB - 1.1
Not Rated - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	11.1
California	9.2
Illinois	6.4
New York	5.9
Alabama	5.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914467.101    6535-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class I : FASUX

This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.37%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$18,935,707
Number of Holdings	237
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.8
Health Care	12.9
Education	12.3
Housing	8.9
Electric Utilities	7.5
Water & Sewer	6.6
Special Tax	5.3
Others(Individually Less Than 5%)	7.7
99.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 12.9
AA - 47.1
A - 28.1
BBB - 9.5
BB - 1.1
Not Rated - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	11.1
California	9.2
Illinois	6.4
New York	5.9
Alabama	5.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914468.101    6536-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class C : FASNX

This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 68	1.37%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$18,935,707
Number of Holdings	237
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.8
Health Care	12.9
Education	12.3
Housing	8.9
Electric Utilities	7.5
Water & Sewer	6.6
Special Tax	5.3
Others(Individually Less Than 5%)	7.7
99.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 12.9
AA - 47.1
A - 28.1
BBB - 9.5
BB - 1.1
Not Rated - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	11.1
California	9.2
Illinois	6.4
New York	5.9
Alabama	5.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914466.101    6534-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class A : FASJX

This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 31	0.62%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$18,935,707
Number of Holdings	237
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.8
Health Care	12.9
Education	12.3
Housing	8.9
Electric Utilities	7.5
Water & Sewer	6.6
Special Tax	5.3
Others(Individually Less Than 5%)	7.7
99.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 12.9
AA - 47.1
A - 28.1
BBB - 9.5
BB - 1.1
Not Rated - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	11.1
California	9.2
Illinois	6.4
New York	5.9
Alabama	5.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914465.101    6533-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Series Large Cap Value Index Fund Fidelity® Series Large Cap Value Index Fund : FIOOX

This semi-annual shareholder report contains information about Fidelity® Series Large Cap Value Index Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Value Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$9,536,390,421
Number of Holdings	879
Portfolio Turnover	27%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	22.7
Industrials	13.5
Health Care	11.2
Information Technology	10.1
Consumer Staples	7.9
Consumer Discretionary	7.8
Communication Services	7.6
Energy	6.1
Utilities	4.6
Real Estate	4.2
Materials	4.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.9
Ireland - 0.6
Canada - 0.2
United Kingdom - 0.2
Bailiwick Of Jersey - 0.1
Bermuda - 0.0
Mexico - 0.0
Puerto Rico - 0.0
Brazil - 0.0

TOP HOLDINGS (% of Fund's net assets)
Berkshire Hathaway Inc Class B	3.2
JPMorgan Chase & Co	3.0
Amazon.com Inc	2.2
Exxon Mobil Corp	1.8
Johnson & Johnson	1.5
Alphabet Inc Class A	1.4
Walmart Inc	1.4
Procter & Gamble Co/The	1.3
Alphabet Inc Class C	1.2
Meta Platforms Inc Class A	1.1
18.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914436.101    2612-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® SAI Tax-Free Bond Fund Fidelity® SAI Tax-Free Bond Fund : FSAJX

This semi-annual shareholder report contains information about Fidelity® SAI Tax-Free Bond Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Tax-Free Bond Fund	$ 12	0.25%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$4,487,926,400
Number of Holdings	1,696
Portfolio Turnover	18%
What did the Fund invest in?
(as of July 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	33.5
Health Care	14.6
Special Tax	10.6
Transportation	9.7
Electric Utilities	8.2
Education	5.9
Housing	5.4
Others(Individually Less Than 5%)	6.0
93.9

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 6.7
AA - 43.5
A - 34.1
BBB - 6.7
BB - 0.6
B - 0.2
Not Rated - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 6.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.0
New York	11.0
Illinois	8.5
New Jersey	5.9
Florida	4.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914438.101    3090-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® SAI Sustainable Municipal Income Fund Fidelity® SAI Sustainable Municipal Income Fund : FASWX

This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Municipal Income Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Municipal Income Fund	$ 18	0.36%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$52,308,248
Number of Holdings	378
Portfolio Turnover	11%
What did the Fund invest in?
(as of July 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	40.4
Health Care	15.1
Water & Sewer	12.7
Electric Utilities	11.7
Education	9.2
Special Tax	6.7
Others(Individually Less Than 5%)	6.3
102.1

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 11.5
AA - 56.0
A - 29.3
BBB - 4.7
BB - 0.4
Not Rated - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (2.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	9.3
Texas	8.9
Georgia	8.3
New York	7.1
Massachusetts	6.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914470.101    6538-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund : FASYX

This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund	$ 10	0.20%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$22,128,967
Number of Holdings	121
Portfolio Turnover	63%
What did the Fund invest in?
(as of July 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	18.4
Electric Utilities	17.2
Health Care	14.5
Housing	12.0
Resource Recovery	10.5
Industrial Development	9.0
Synthetics	8.2
Others(Individually Less Than 5%)	8.7
98.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 8.3
AA - 28.0
A - 51.4
BBB - 6.3
Not Rated - 4.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	10.3
Texas	10.2
Florida	8.1
Alabama	6.9
Georgia	6.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914471.101    6539-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® SAI Conservative Income Municipal Bond Fund Fidelity® SAI Conservative Income Municipal Bond Fund : FSMJX

This semi-annual shareholder report contains information about Fidelity® SAI Conservative Income Municipal Bond Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Conservative Income Municipal Bond Fund	$ 10	0.20%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,649,263,917
Number of Holdings	543
Portfolio Turnover	65%
What did the Fund invest in?
(as of July 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
Synthetics	24.4
General Obligations	18.2
Industrial Development	10.3
Resource Recovery	9.7
Electric Utilities	8.5
Transportation	8.1
Housing	7.9
Health Care	7.2
Others(Individually Less Than 5%)	5.5
99.8

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 3.5
AA - 32.5
A - 38.9
BBB - 14.6
Not Rated - 10.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.0
California	9.1
Florida	8.8
New York	8.8
Pennsylvania	6.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914487.101    7554-TSRS-0925

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Tax-Free Bond Fund

Semi-Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Tax-Free Bond Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 98.1%
	Principal Amount (a)	Value ($)
Alabama - 3.2%
Education - 0.5%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2035	1,010,000	1,066,491
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2040	1,400,000	1,436,410
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2033	270,000	262,268
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2035	880,000	831,568
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2037	1,180,000	1,077,763
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2038	225,000	202,175
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2039	1,605,000	1,414,179
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	3,845,000	3,254,010
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2044	2,265,000	1,854,435
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	530,000	417,304
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	790,000	778,273
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2054	1,115,000	1,087,627
University AL Gen Rev 5% 7/1/2031	2,755,000	2,983,258
		16,665,761
Electric Utilities - 0.0%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	1,615,000	1,620,303
General Obligations - 2.6%
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	4,925,000	5,197,129
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2029 (Morgan Stanley Guaranteed)	1,260,000	1,281,423
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2030 (Morgan Stanley Guaranteed)	955,000	971,716
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2031 (Morgan Stanley Guaranteed)	825,000	832,095
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	20,155,000	20,035,890
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	8,130,000	8,645,200
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	15,545,000	16,130,308
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	23,920,000	25,390,337
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	7,095,000	7,158,512
		85,642,610
Water & Sewer - 0.1%
Jefferson Cnty AL Swr Rev 5% 10/1/2029	1,555,000	1,676,701
TOTAL ALABAMA		105,605,375
Alaska - 0.0%
General Obligations - 0.0%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2033	1,000,000	1,126,946
Arizona - 3.3%
Education - 0.3%
Arizona Brd Regents Ctfs Partn (University AZ Univ Revs Proj.) Series 2018B, 5% 6/1/2027	470,000	489,505
Arizona Brd Regents Ctfs Partn (University AZ Univ Revs Proj.) Series 2018B, 5% 6/1/2030	1,390,000	1,468,292
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)	1,030,000	525,300
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)	945,000	481,950
Arizona St Univ Revs Series 2021 C, 5% 7/1/2032	1,150,000	1,259,549
Arizona St Univ Revs Series 2021 C, 5% 7/1/2034	1,180,000	1,276,004
Arizona St Univ Revs Series 2021 C, 5% 7/1/2035	945,000	1,012,002
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2049	1,060,000	980,455
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2054	3,335,000	3,031,256
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2042 (Build America Mutual Assurance Co Insured)	1,950,000	1,998,392
		12,522,705
Electric Utilities - 1.4%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	41,490,000	42,972,633
General Obligations - 0.3%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	2,445,000	2,139,533
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	1,710,000	1,623,640
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	1,300,000	1,458,527
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2037 (Assured Guaranty Inc Insured)	1,300,000	1,407,202
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2041 (Assured Guaranty Inc Insured)	1,850,000	1,936,098
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2043 (Assured Guaranty Inc Insured)	1,205,000	1,242,569
Scottsdale AZ Uni Sch Dist #48 5% 7/1/2031	755,000	782,788
		10,590,357
Health Care - 0.4%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 2.87% tender 1/1/2037 (b)(d)	935,000	905,281
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2038	1,415,000	1,347,318
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2037	385,000	376,344
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2038	420,000	406,506
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2039	380,000	363,249
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2040	410,000	380,795
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,000,000	871,020
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2031	185,000	197,698
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2032	285,000	303,161
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2033	390,000	412,337
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2034	330,000	347,279
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	145,000	140,812
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	190,000	162,999
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	4,000,000	2,788,940
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	2,375,000	1,630,438
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (e)	1,735,000	1,595,059
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (e)	3,290,000	2,702,612
		14,931,848
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	1,501,537	1,444,593
Special Tax - 0.2%
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (f)	4,720,000	5,469,147
Transportation - 0.7%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2045	6,800,000	6,820,937
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2030	1,040,000	1,109,896
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	335,000	353,746
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2036	560,000	578,111
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2037	490,000	504,452
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2038	785,000	805,159
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2030	2,475,000	2,576,250
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 A, 5% 7/1/2044	5,300,000	5,339,527
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2034	1,890,000	1,941,744
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2035	1,890,000	1,936,856
		21,966,678
TOTAL ARIZONA		109,897,961
Arkansas - 0.4%
General Obligations - 0.4%
Gravette School District No 20 2.25% 2/1/2040	440,000	309,363
Gravette School District No 20 2.375% 2/1/2042	465,000	312,344
Jonesboro AR Sch Dist No 1 2% 2/1/2043	2,435,000	1,478,100
Little Rock AR School Dist Series A, 3% 2/1/2045	6,435,000	4,799,740
Magnolia Ark Sch Dist No 14 2.125% 2/1/2047	2,850,000	1,603,555
Nettleton Ark Spl Sch Dist Craighead Cnty 2.125% 12/1/2040	285,000	192,781
Nettleton Ark Spl Sch Dist Craighead Cnty 2.125% 6/1/2041	845,000	540,044
Osceola Ark Sch Dist No 001 2.2% 11/1/2044	1,455,000	864,662
Valley View Sch Dist No 58 Ark 2% 2/1/2038	935,000	681,053
		10,781,642
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2035	405,000	411,561
Water & Sewer - 0.0%
Central Ark Wtr Rev Series 2020B, 2.125% 10/1/2039	1,185,000	835,506
Central Ark Wtr Rev Series 2020B, 2.125% 10/1/2041	1,235,000	817,194
		1,652,700
TOTAL ARKANSAS		12,845,903
California - 4.9%
Education - 0.9%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2035	2,020,000	2,068,423
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2038	2,830,000	2,866,436
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2026	945,000	957,224
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2027	945,000	957,417
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2028	945,000	957,168
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2032	1,180,000	1,190,531
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2033	1,415,000	1,425,722
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2040	945,000	943,706
University CA Revs 3% 5/15/2051	4,325,000	3,013,866
University CA Revs 5% 5/15/2036	1,520,000	1,553,830
University CA Revs Series 2025 BZ, 5% 5/15/2032	15,000,000	17,043,423
		32,977,746
Escrowed/Pre-Refunded - 0.2%
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2032 (Escrowed to Maturity)	4,895,000	5,549,429
General Obligations - 3.3%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	5,140,000	5,436,438
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	7,675,000	7,899,249
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Global Atlantic Fin Co Guaranteed) (b)	19,225,000	20,024,660
California St Pub Wks Brd Lse 5% 8/1/2032	2,190,000	2,443,923
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	19,065,000	20,354,865
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2032	3,330,000	3,747,935
Mt Diablo CA Unified Sch Dist 4% 8/1/2029	1,800,000	1,901,328
Mt Diablo CA Unified Sch Dist 4% 8/1/2033	1,425,000	1,487,613
Poway CA Unified Sch Dist 0% 8/1/2032 (g)	1,225,000	976,797
Poway CA Unified Sch Dist 0% 8/1/2033 (g)	4,105,000	3,130,265
Poway CA Unified Sch Dist 0% 8/1/2037 (g)	7,555,000	4,655,401
Poway CA Unified Sch Dist 0% 8/1/2038 (g)	8,400,000	4,860,916
Poway CA Unified Sch Dist 0% 8/1/2039 (g)	6,815,000	3,718,628
Poway CA Unified Sch Dist 0% 8/1/2041 (g)	4,625,000	2,227,177
Poway CA Unified Sch Dist 0% 8/1/2051 (g)	1,355,000	355,159
San Diego CA Comm Coll Dist 0% 8/1/2035 (g)	2,830,000	1,965,817
San Diego CA Uni Sch Dist 0% 7/1/2034 (g)	1,225,000	895,967
San Diego CA Uni Sch Dist 0% 7/1/2037 (g)	4,820,000	3,022,674
San Diego CA Uni Sch Dist 0% 7/1/2047 (f)	2,455,000	1,819,445
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (b)	5,330,000	5,862,819
San Marcos Unified School District 0% 8/1/2047 (g)	1,920,000	643,948
State of California Gen. Oblig. 5% 3/1/2037	6,015,000	6,692,647
State of California Gen. Oblig. 5.25% 12/1/2033	35,000	35,053
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,008
		104,163,732
Health Care - 0.0%
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (c)(h)	87,424	0
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	2,292,057	2,138,546
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	5,659,211	5,632,243
		7,770,789
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	1,000,000	920,526
Special Tax - 0.1%
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2027	990,000	991,504
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2030	1,295,000	1,296,671
Sacramento CA Fin Auth 0% 12/1/2026 (National Public Finance Guarantee Corporation Insured) (g)	1,510,000	1,443,462
		3,731,637
Tobacco Bonds - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (g)	44,735,000	4,280,674
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2027	945,000	969,224
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2028	1,425,000	1,477,032
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2029	945,000	988,816
		7,715,746
Transportation - 0.0%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (g)	485,000	119,359
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2053 (Assured Guaranty Inc Insured) (g)	1,665,000	389,153
		508,512
TOTAL CALIFORNIA		163,338,117
Colorado - 1.1%
Electric Utilities - 0.2%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	1,370,000	1,378,099
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	5,485,000	5,358,089
		6,736,188
Escrowed/Pre-Refunded - 0.0%
Colorado Health Facilities Authority 5% 9/1/2025 (Escrowed to Maturity)	245,000	245,441
General Obligations - 0.7%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2036	2,540,000	2,954,186
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2041	2,465,000	2,731,103
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2042	1,465,000	1,607,185
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2044	1,565,000	1,694,605
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2047	1,920,000	2,052,750
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	8,355,000	8,808,040
Ebert Met Dist CO 4% 12/1/2048	655,000	553,980
		20,401,849
Health Care - 0.2%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	2,600,000	1,745,698
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	2,970,000	2,144,918
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	4,390,000	3,624,533
		7,515,149
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	420,000	425,322
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	850,000	841,060
		1,266,382
Special Tax - 0.0%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	781,000	734,654
TOTAL COLORADO		36,899,663
Connecticut - 2.5%
Education - 0.6%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	1,680,000	1,335,873
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2037	945,000	979,749
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2038	1,415,000	1,456,571
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2039	1,465,000	1,499,920
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	1,165,000	951,509
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2049	1,395,000	994,461
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2032	520,000	520,689
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2033	470,000	466,148
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2034	235,000	230,682
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2034	990,000	1,012,516
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2035	1,135,000	1,157,702
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2036	380,000	386,676
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2037	1,470,000	1,492,353
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2042	3,570,000	3,585,789
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	1,415,000	1,450,859
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2035	1,210,000	1,219,775
		18,741,272
General Obligations - 0.6%
Connecticut St Gen. Oblig. 3% 6/1/2040	1,000,000	806,357
Connecticut St Gen. Oblig. Series 2018 F, 5% 9/15/2027	945,000	994,565
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2034	6,615,000	6,782,688
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,000,000	915,884
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	1,370,000	1,191,991
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	960,000	793,251
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	1,230,000	985,328
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2041	3,000,000	3,171,260
Connecticut St Series 2024 G, 3% 11/15/2042	695,000	539,614
Connecticut St Series 2024 G, 3% 11/15/2043	435,000	331,347
New Haven CT Gen. Oblig. 5% 8/15/2025 (Assured Guaranty Inc Insured)	540,000	540,441
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2029 (Assured Guaranty Inc Insured)	3,885,000	4,215,379
		21,268,105
Health Care - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (e)(h)	1,325,000	861,250
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (e)(h)	1,925,000	1,251,250
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (e)	1,100,000	965,760
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) Series G1, 5% 7/1/2044 (e)	1,295,000	1,182,550
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2039	2,830,000	2,617,299
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2045	3,985,000	3,425,430
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2037	3,305,000	3,189,986
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	4,215,000	3,567,112
		17,060,637
Housing - 0.0%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 B 1, 4% 5/15/2049	665,000	673,271
Special Tax - 0.8%
Connecticut St Gen. Oblig. 3% 1/15/2040	2,625,000	2,102,833
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2037	7,360,000	8,099,423
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2043	6,420,000	6,677,221
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2044	2,970,000	3,076,450
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (e)	1,595,000	1,616,184
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (e)	2,950,000	2,955,255
		24,527,366
TOTAL CONNECTICUT		82,270,651
District Of Columbia - 0.7%
General Obligations - 0.3%
District Columbia Gen. Oblig. Series 2017 A, 5% 6/1/2033	2,170,000	2,236,953
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2042	4,565,000	4,744,529
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2043	3,665,000	3,784,471
		10,765,953
Transportation - 0.4%
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2033	1,180,000	1,237,515
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2034	1,890,000	1,973,142
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2036	1,890,000	1,954,594
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	4,210,000	2,883,510
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	4,975,000	4,122,025
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 3% 10/1/2053 (Assured Guaranty Inc Insured)	2,400,000	1,586,576
		13,757,362
TOTAL DISTRICT OF COLUMBIA		24,523,315
District Of Columbia,Maryland,Virginia - 0.6%
Special Tax - 0.6%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2033	4,290,000	4,395,680
Washington Metropolitan Area Transit Authority 5% 7/15/2038	7,100,000	7,372,197
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	7,090,000	7,113,254
		18,881,131
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		18,881,131
Florida - 3.4%
Education - 0.5%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2029	1,650,000	1,745,782
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2043	1,600,000	1,635,015
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2049	2,205,000	2,211,170
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2054 (e)	2,000,000	1,836,161
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2059 (e)	1,900,000	1,721,476
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2027	615,000	634,978
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2049	4,530,000	3,174,155
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	1,340,000	1,322,523
		14,281,260
Electric Utilities - 0.6%
Florida St Mun Pwr Agy Rev 5% 10/1/2028	380,000	406,349
Florida St Mun Pwr Agy Rev 5% 10/1/2030	930,000	953,296
Florida St Mun Pwr Agy Rev 5% 10/1/2031	1,015,000	1,039,482
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2029	1,180,000	1,183,670
Gainesville FL Utils Sys Rev Series A, 5% 10/1/2035	4,720,000	4,865,491
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2038	1,500,000	1,626,897
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2037	9,000,000	9,864,889
		19,940,074
General Obligations - 0.6%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2028	1,505,000	1,533,031
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	965,000	981,216
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016A, 5% 5/1/2032	9,440,000	9,566,355
Miami-Dade Cnty Fla Gen. Oblig. Series 2020, 2.25% 7/1/2038	1,000,000	745,212
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2027	470,000	477,161
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2030	1,890,000	1,915,150
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2032	3,125,000	3,162,023
Volusia Cnty FL Sch Brd Ctfs (Volusia Cnty FL School Dist Proj.) Series 2016A, 5% 8/1/2031 (Build America Mutual Assurance Co Insured)	2,090,000	2,110,558
		20,490,706
Health Care - 0.7%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2032	2,220,000	2,449,965
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	3,645,000	3,108,782
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2049 (Assured Guaranty Inc Insured)	1,380,000	1,377,344
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2054 (Assured Guaranty Inc Insured)	1,655,000	1,631,806
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	530,000	567,333
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	670,000	724,331
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	2,255,000	1,883,862
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, FL Proj.) 5% 8/15/2034	2,595,000	2,653,561
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2014, 5% 11/15/2039	1,445,000	1,444,950
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	3,205,000	2,607,876
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2029	1,395,000	1,450,995
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	665,000	679,502
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2042	1,605,000	1,592,629
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2029	1,345,000	1,350,943
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2036	1,040,000	1,040,813
		24,564,692
Housing - 0.0%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	1,305,000	1,313,126
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	1,520,000	1,529,943
		2,843,069
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	220,000	224,029
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	400,000	383,524
		607,553
Transportation - 1.0%
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2046	1,000,000	743,472
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2040 (Assured Guaranty Inc Insured)	1,250,000	1,302,281
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2035	1,510,000	1,509,654
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	2,020,000	2,203,729
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2030	2,360,000	2,363,357
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2040	3,115,000	3,115,726
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2027	945,000	946,518
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2028	2,100,000	2,103,332
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2029	955,000	956,445
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2034 (Assured Guaranty Inc Insured)	4,015,000	4,130,905
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2035 (Assured Guaranty Inc Insured)	3,890,000	3,971,201
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2037 (Assured Guaranty Inc Insured)	4,320,000	4,253,822
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Inc Insured)	2,700,000	2,656,915
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2039 (Assured Guaranty Inc Insured)	2,175,000	2,121,548
		32,378,905
TOTAL FLORIDA		115,106,259
Georgia - 3.9%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	1,115,000	963,917
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	1,060,000	1,120,985
		2,084,902
Electric Utilities - 1.1%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	1,625,000	1,626,505
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	3,105,000	3,103,856
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	2,900,000	1,713,251
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2040 (b)	5,370,000	5,433,784
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	5,760,000	4,884,567
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	390,000	416,048
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	885,000	935,730
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034	1,815,000	1,902,341
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2035	875,000	913,229
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2036	1,075,000	1,116,732
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2037	1,055,000	1,088,144
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2038	1,085,000	1,114,168
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2044	2,825,000	2,802,136
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2035	1,090,000	1,197,613
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2040	1,375,000	1,425,358
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	565,000	598,468
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	675,000	689,643
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	5,805,000	5,814,079
		36,775,652
General Obligations - 1.9%
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	13,390,000	14,244,413
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	19,695,000	20,786,011
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2029 (Royal Bank of Canada Guaranteed)	2,675,000	2,832,205
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2030 (Royal Bank of Canada Guaranteed)	2,940,000	3,132,771
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2029 (Royal Bank of Canada Guaranteed)	2,240,000	2,386,105
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2030 (Royal Bank of Canada Guaranteed)	2,350,000	2,512,226
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	6,450,000	6,837,887
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2031 (Royal Bank of Canada Guaranteed)	1,830,000	1,960,036
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2030 (Royal Bank of Canada Guaranteed)	1,000,000	1,069,032
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2031 (Royal Bank of Canada Guaranteed)	850,000	911,570
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	3,980,000	4,220,690
		60,892,946
Health Care - 0.6%
Coweta Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019A, 5% 7/1/2044	6,080,000	6,055,757
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2035	1,285,000	1,353,716
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2038	1,160,000	1,200,888
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	9,015,000	6,331,713
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2035	4,620,000	4,513,947
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	2,470,000	2,161,770
		21,617,791
Housing - 0.0%
Georgia Hsg & Fin Auth Rev Series 2019B, 3.25% 12/1/2049	1,750,000	1,315,529
Special Tax - 0.2%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	5,225,000	5,455,897
Transportation - 0.1%
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2037	1,450,000	1,576,803
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2039	1,000,000	1,068,376
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2040	1,125,000	1,191,847
		3,837,026
TOTAL GEORGIA		131,979,743
Hawaii - 0.1%
Transportation - 0.1%
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2037	1,040,000	1,026,931
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2038	1,180,000	1,138,435
		2,165,366
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2036	1,910,000	2,134,888
TOTAL HAWAII		4,300,254
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	895,000	901,973
Transportation - 0.0%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2017A, 5% 7/15/2026	470,000	481,409
TOTAL IDAHO		1,383,382
Illinois - 11.3%
Education - 0.4%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2031	2,230,000	2,275,830
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2031	1,395,000	1,399,075
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2033	1,415,000	1,429,049
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2037	380,000	327,087
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2039	945,000	786,259
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2030	180,000	182,578
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2038	850,000	796,718
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2047	405,000	379,396
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2049	465,000	428,857
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2031	190,000	201,804
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2032	275,000	289,982
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2033	470,000	493,080
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2035	285,000	294,185
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2036	285,000	292,654
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2037	330,000	336,838
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2038	355,000	360,305
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2039	610,000	615,671
University of Illinois Series 2018A, 5% 4/1/2029	3,720,000	3,948,968
		14,838,336
Electric Utilities - 0.1%
Illinois Mun Elec Agy Pwr Supp Series 2015A, 5% 2/1/2031	1,785,000	1,786,907
Escrowed/Pre-Refunded - 0.1%
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029 (Pre-refunded to 2/1/2027 at 100)	135,000	139,758
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	20,000	20,423
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	2,455,000	2,506,904
Illinois Finance Authority Rev 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	400,000	414,452
		3,081,537
General Obligations - 5.0%
Chicago IL Brd Ed 5% 12/1/2026	500,000	507,684
Chicago IL Brd Ed 6.5% 12/1/2046	400,000	403,151
Chicago IL Brd Ed 7% 12/1/2046 (e)	1,400,000	1,438,511
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2029	4,195,000	4,292,011
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2031	850,000	861,922
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	3,820,000	3,911,174
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2026	1,985,000	2,015,245
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	2,920,000	3,043,608
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2032	1,700,000	1,721,253
Chicago IL Brd Ed Series D, 5% 12/1/2031	1,845,000	1,863,078
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	3,645,000	3,805,344
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	7,320,000	7,695,023
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	4,405,000	4,606,218
Chicago IL Gen. Oblig. Series 2025A, 6% 1/1/2050	3,365,000	3,438,205
Chicago IL Gen. Oblig. Series 2025C, 6% 1/1/2043	2,000,000	2,092,752
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2042	1,750,000	1,844,336
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2044	2,580,000	2,685,457
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2045	1,500,000	1,555,294
Chicago IL Gen. Oblig. Series 2025F, 5.5% 1/1/2040	800,000	828,573
Chicago IL Gen. Oblig. Series 2025F, 5.5% 1/1/2041	1,400,000	1,436,130
Chicago IL Gen. Oblig. Series 2025F, 6% 1/1/2043	1,565,000	1,637,578
Chicago IL Gen. Oblig. Series 2025F, 6% 1/1/2050	4,500,000	4,606,779
Cook County IL Community Consolidate School District No 034 Glenview 2% 12/1/2037	2,010,000	1,449,931
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	715,000	622,440
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029	500,000	515,519
Illinois St Gen. Oblig. 5% 2/1/2028	3,300,000	3,396,686
Illinois St Gen. Oblig. 5% 3/1/2029	3,495,000	3,724,056
Illinois St Gen. Oblig. 5% 3/1/2032	1,550,000	1,687,580
Illinois St Gen. Oblig. 5.5% 1/1/2031	1,835,000	2,036,808
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2028	3,305,000	3,495,491
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	1,755,000	1,910,776
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	7,365,000	7,756,701
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	1,605,000	1,700,411
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2034	3,355,000	3,290,385
Illinois St Gen. Oblig. Series JUNE 2016, 5% 6/1/2026	575,000	585,490
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	100,000	107,600
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2035	710,000	747,820
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2036	565,000	590,979
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2037	710,000	737,763
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	2,830,000	2,753,031
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2036	1,450,000	1,526,709
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	6,750,000	7,089,775
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	3,005,000	3,105,611
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2029	3,945,000	4,217,719
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2028	3,305,000	3,497,204
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	3,045,000	3,279,050
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2039	2,250,000	2,326,037
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2045	2,050,000	2,067,524
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	1,505,000	1,508,467
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	5,055,000	5,072,852
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2033	4,805,000	5,236,988
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2038	15,580,000	16,355,985
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2031	650,000	716,595
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2035	700,000	767,473
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2015, 5% 1/1/2028	2,625,000	2,629,271
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2017, 5% 1/1/2029	970,000	1,011,169
Kendall Kane & Will Cnty IL Uni Sch Dist No 308 5% 2/1/2033	10,270,000	10,344,461
Lake Cnty IL Cmty College Sch Dist No 073 2.25% 1/1/2040	1,245,000	866,922
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	2,940,000	3,090,177
		168,108,782
Health Care - 1.0%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	3,260,000	3,361,049
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	1,965,000	2,017,521
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	970,000	982,266
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2030	1,405,000	1,471,444
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	10,465,000	9,078,008
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2031	3,305,000	3,312,191
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2030	2,830,000	2,913,077
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2036	590,000	572,596
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	25,000	22,594
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	1,940,000	1,968,038
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	930,000	657,255
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	1,340,000	980,403
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	3,390,000	2,324,293
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	7,190,000	4,728,732
		34,389,467
Housing - 0.3%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	490,000	470,217
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	485,000	422,418
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	4,345,000	4,295,591
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	4,341,895	3,794,205
		8,982,431
Special Tax - 3.3%
Illinois St Sales Tax Rev 3% 6/15/2033 (Build America Mutual Assurance Co Insured)	2,720,000	2,501,009
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	4,535,000	4,981,590
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	3,805,000	4,203,048
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2034	5,495,000	6,090,118
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (g)	775,000	612,063
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (g)	12,285,000	7,414,326
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (g)	5,570,000	1,286,066
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (g)	5,735,000	5,040,220
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (g)	7,835,000	5,157,119
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (g)	1,970,000	1,224,549
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (g)	30,875,000	12,242,308
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Inc Insured) (g)	7,170,000	2,677,688
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Inc Insured) (g)	11,465,000	4,040,996
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (g)	10,015,000	3,130,598
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2042	5,405,000	4,728,630
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2050	18,840,000	18,282,539
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2028	1,890,000	1,967,097
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2032	850,000	874,924
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2032	4,695,000	5,191,267
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2038	3,055,000	3,267,249
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2040	1,400,000	1,454,237
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2041	11,000,000	11,377,975
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2042	1,305,000	1,337,193
		109,082,809
Transportation - 1.0%
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	770,000	765,924
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2036	4,250,000	4,260,864
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2037	5,005,000	5,014,936
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032	4,485,000	4,515,820
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	1,230,000	1,237,493
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034	1,430,000	1,456,719
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035	2,400,000	2,440,347
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036	1,560,000	1,583,222
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	6,045,000	6,121,767
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2038	2,125,000	2,145,246
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	1,055,000	1,045,493
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2053	1,060,000	1,048,962
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	890,000	896,049
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	1,060,000	1,060,275
		33,593,117
Water & Sewer - 0.1%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) Series 2020, 5% 7/1/2036	4,150,000	4,425,348
TOTAL ILLINOIS		378,288,734
Indiana - 1.1%
Education - 0.2%
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	2,115,000	1,805,974
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2040	2,115,000	2,139,424
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2037	1,565,000	1,523,114
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2029	970,000	1,029,794
		6,498,306
Electric Utilities - 0.2%
Indiana Mun Pwr Agy Pwr Supply Series 2017A, 5% 1/1/2032	3,775,000	3,934,975
Indiana Mun Pwr Agy Pwr Supply Series 2017A, 5% 1/1/2034	1,890,000	1,954,558
		5,889,533
General Obligations - 0.2%
Fort Wayne Community Schools Food Service Center Building Corp 3% 1/15/2040	500,000	408,560
Seymour Ind Elem Sch Bldg Corp Series 2022, 4% 1/15/2042	750,000	692,051
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2040 (Build America Mutual Assurance Co Insured)	1,600,000	1,710,426
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2043 (Build America Mutual Assurance Co Insured)	3,000,000	3,127,550
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,550,000	1,712,980
		7,651,567
Health Care - 0.4%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	570,000	465,059
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	2,625,000	2,612,787
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	3,745,000	3,105,474
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2028	425,000	454,742
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2029	1,320,000	1,433,809
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2030	295,000	323,558
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2031	1,735,000	1,771,614
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (e)	1,660,000	1,358,066
		11,525,109
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	640,000	633,067
Special Tax - 0.1%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis Marion Cnty Bldg Auth Proj.) Series 2019 A, 5% 2/1/2049	3,090,000	3,090,057
Water & Sewer - 0.0%
Lafayette Ind Sew Wks Rev 2% 7/1/2036	585,000	443,668
TOTAL INDIANA		35,731,307
Iowa - 0.2%
General Obligations - 0.1%
Polk Co IA Gen. Oblig. 3% 6/1/2040	790,000	638,799
Woodbury Cnty Iowa Law Enforcement Ctr Auth Facs Rev 4% 6/1/2041	3,400,000	3,108,146
		3,746,945
Health Care - 0.1%
Iowa Fin Auth Rev (Unitypoint Health Proj.) Series 2018B, 5% 2/15/2048	2,360,000	2,310,427
Tobacco Bonds - 0.0%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2049	2,645,000	2,179,446
TOTAL IOWA		8,236,818
Kentucky - 1.7%
Education - 0.0%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) Series 2017, 5% 6/1/2037	1,585,000	1,600,563
General Obligations - 0.8%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,875,000	5,114,254
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	1,760,000	1,870,331
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2030	1,180,000	1,247,634
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2031	505,000	532,695
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032	265,000	278,437
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033	595,000	622,681
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034	680,000	708,655
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	400,000	413,908
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	340,000	350,432
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2038	600,000	571,374
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	3,625,000	3,873,687
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2030	2,030,000	2,164,281
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2036	2,385,000	2,596,546
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2041	3,205,000	3,331,494
		23,676,409
Health Care - 0.8%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2028	45,000	46,774
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2032	60,000	61,637
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2040	1,135,000	1,115,091
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	1,665,000	1,391,883
City of Hazard KY (Appalachian Regl Healthcre Inc Proj.) Series 2021, 3% 7/1/2046	2,450,000	1,732,599
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2049	2,360,000	2,279,598
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2033	945,000	987,124
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2044	945,000	924,820
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2032	2,530,000	2,601,574
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2033	1,250,000	1,281,002
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2035	1,415,000	1,440,045
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2026	50,000	50,032
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2027	50,000	50,052
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2028	55,000	55,055
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2029	60,000	60,058
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2030	60,000	60,053
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2033	4,155,000	4,202,830
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	2,715,000	2,786,382
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	1,635,000	1,752,606
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	5,800,000	4,220,545
		27,099,760
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2033	1,225,000	1,231,954
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2044	2,120,000	2,124,674
		3,356,628
TOTAL KENTUCKY		55,733,360
Louisiana - 0.1%
Education - 0.1%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	1,135,000	1,168,819
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	975,000	1,058,500
TOTAL LOUISIANA		2,227,319
Maine - 1.1%
Education - 0.3%
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	6,305,000	6,367,443
University ME Sys Rev Series 2022, 5.5% 3/1/2062	3,800,000	3,885,322
		10,252,765
General Obligations - 0.1%
Brunswick ME 2.375% 11/1/2037	130,000	101,445
Brunswick ME 2.5% 11/1/2039	335,000	251,387
Lewiston ME Gen. Oblig. 1.25% 2/15/2031	2,455,000	2,089,393
Lewiston ME Gen. Oblig. 1.25% 2/15/2032	2,595,000	2,131,377
		4,573,602
Health Care - 0.6%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2030	1,120,000	1,183,324
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2031	1,040,000	1,093,161
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2034	1,890,000	1,958,433
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2035	2,590,000	2,670,237
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2036	3,070,000	3,151,338
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2037	2,830,000	2,894,182
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2038	2,150,000	2,189,003
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	1,120,000	878,268
		16,017,946
Transportation - 0.1%
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2033	660,000	692,518
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2034	945,000	986,391
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2035	1,040,000	1,080,921
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2036	1,890,000	1,956,950
		4,716,780
TOTAL MAINE		35,561,093
Maryland - 1.0%
Education - 0.0%
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2031	1,865,000	1,891,632
General Obligations - 0.4%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	2,595,000	2,334,634
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,000,000	878,183
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	825,000	734,994
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2037	735,000	789,780
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	4,460,000	3,597,191
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	7,055,000	5,699,690
		14,034,472
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	4,320,000	2,866,580
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	735,000	643,798
		3,510,378
Housing - 0.1%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	1,210,000	1,210,319
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	1,275,000	1,278,587
		2,488,906
Special Tax - 0.2%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	850,000	743,297
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2037	2,240,000	2,224,570
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2038	2,455,000	2,406,929
		5,374,796
Transportation - 0.2%
Maryland St Transn Auth Transn Series 2024 A, 5% 7/1/2031	4,620,000	5,165,906
TOTAL MARYLAND		32,466,090
Massachusetts - 1.3%
Education - 0.8%
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	9,975,000	6,986,324
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	7,515,000	6,524,900
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	9,790,000	7,956,076
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	960,000	948,075
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2030	1,100,000	1,113,728
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2033	1,280,000	1,288,395
		24,817,498
General Obligations - 0.3%
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	10,000,000	10,375,120
Health Care - 0.2%
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	9,440,000	7,935,858
TOTAL MASSACHUSETTS		43,128,476
Michigan - 3.1%
Electric Utilities - 0.4%
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2032	3,155,000	3,546,014
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2036	6,000,000	6,631,456
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2037	1,675,000	1,835,595
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2038	1,250,000	1,354,472
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2039	675,000	721,241
		14,088,778
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	10,000	10,179
General Obligations - 0.1%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2046	1,840,000	1,792,214
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	1,475,000	1,109,554
Portage MI Pub Schs 5% 11/1/2033	945,000	957,781
Portage MI Pub Schs 5% 11/1/2036	1,180,000	1,192,451
Portage MI Pub Schs 5% 11/1/2037	945,000	953,990
		6,005,990
Health Care - 0.2%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	1,860,000	1,222,643
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2028	1,365,000	1,387,059
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	1,555,000	1,501,247
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,645,000	1,771,218
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	290,000	300,525
		6,182,692
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	3,400,000	2,155,986
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.55% 10/1/2051	1,295,000	780,768
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2019 A 1, 3.35% 10/1/2049	1,750,000	1,302,814
		4,239,568
Special Tax - 0.3%
County of Jackson MI Series 2019, 4% 5/1/2032 (Build America Mutual Assurance Co Insured)	2,050,000	2,109,072
County of Jackson MI Series 2019, 4% 5/1/2033 (Build America Mutual Assurance Co Insured)	2,110,000	2,158,010
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2032	1,200,000	1,320,207
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2033	1,000,000	1,101,485
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2034	1,500,000	1,653,716
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	1,740,000	1,741,379
		10,083,869
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	2,070,000	1,676,779
Transportation - 1.0%
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2028	565,000	590,954
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	255,000	257,471
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5% 12/1/2036	1,100,000	1,209,467
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5% 12/1/2037	1,000,000	1,087,028
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5% 12/1/2038	1,000,000	1,075,757
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5% 12/1/2039	2,010,000	2,141,194
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5% 12/1/2040	1,200,000	1,267,111
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5% 12/1/2041	1,200,000	1,254,156
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5% 12/1/2036	1,140,000	1,253,447
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5% 12/1/2037	1,825,000	1,983,826
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5% 12/1/2038	2,500,000	2,689,394
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5% 12/1/2039	2,210,000	2,354,248
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5% 12/1/2040	1,500,000	1,583,889
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5% 12/1/2041	2,000,000	2,090,260
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2033	330,000	340,372
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2037	470,000	476,320
Wayne Cnty Mich Arpt Auth Rev Series C, 5% 12/1/2028	1,040,000	1,091,376
Wayne Cnty Mich Arpt Auth Rev Series D, 5% 12/1/2029	1,510,000	1,515,956
Wayne Cnty Mich Arpt Auth Rev Series D, 5% 12/1/2030	1,225,000	1,229,529
Wayne Cnty Mich Arpt Auth Rev Series D, 5% 12/1/2031	2,170,000	2,176,877
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2031	1,415,000	1,419,484
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2032	1,415,000	1,418,842
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2033	1,890,000	1,894,240
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2029	520,000	542,764
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2030	660,000	686,860
		33,630,822
Water & Sewer - 0.9%
Great Lakes Sewer Auth Mich Series 2018 A, 5% 7/1/2048	6,135,000	6,137,040
Great Lakes Sewer Auth Mich Series 2025 B, 5% 7/1/2035	10,340,000	11,429,342
Great Lakes Sewer Auth Mich Series 2025A, 5% 7/1/2038	1,740,000	1,877,948
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2039	1,750,000	1,893,512
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2040	4,550,000	4,876,748
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2041	2,735,000	2,901,888
		29,116,478
TOTAL MICHIGAN		105,035,155
Minnesota - 0.8%
Education - 0.1%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2029	945,000	982,138
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2032	675,000	691,675
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2033	825,000	841,594
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	975,000	896,142
		3,411,549
General Obligations - 0.6%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2041	1,270,000	1,176,206
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2038	2,265,000	2,195,167
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2040	2,455,000	2,277,468
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2041	1,610,000	1,491,096
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2043	1,820,000	1,645,623
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	1,235,000	1,163,426
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	1,290,000	1,200,139
Sauk Rapids Minn Isd No 47 Series 2020A, 2% 2/1/2033 (Minnesota St Guaranteed)	2,545,000	2,199,785
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2038 (Minnesota St Guaranteed) (g)	2,705,000	1,563,956
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2039 (Minnesota St Guaranteed) (g)	1,555,000	845,203
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2040 (Minnesota St Guaranteed) (g)	1,000,000	506,802
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	900,000	870,068
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	945,000	899,732
		18,034,671
Health Care - 0.1%
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2027	1,215,000	1,216,469
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 4% 5/1/2049	3,265,000	2,782,383
		3,998,852
Housing - 0.0%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	610,000	651,177
TOTAL MINNESOTA		26,096,249
Mississippi - 0.0%
Housing - 0.0%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2028	705,000	748,374
Missouri - 0.6%
General Obligations - 0.0%
Jefferson City MO Sch Dist Series 2025, 5.5% 3/1/2044	1,300,000	1,360,340
Health Care - 0.4%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2027	30,000	31,046
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2029	1,390,000	1,431,400
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2033	2,205,000	2,261,858
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	1,510,000	1,308,303
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	380,000	380,050
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	380,000	380,063
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2034	2,940,000	2,941,202
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	2,510,000	2,298,713
		11,032,635
Housing - 0.0%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	300,000	302,386
Transportation - 0.1%
St Louis MO Arpt Rev Series 2019 A, 5% 7/1/2044	1,320,000	1,323,304
St Louis MO Arpt Rev Series 2019 A, 5% 7/1/2049	1,085,000	1,058,155
		2,381,459
Water & Sewer - 0.1%
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2026	225,000	227,331
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2028	470,000	497,929
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2033	450,000	469,521
Kansas City MO Santn Swr Sys Rev Series 2019A, 3% 1/1/2040	1,170,000	952,615
Kansas City MO Santn Swr Sys Rev Series 2019A, 3% 1/1/2044	1,505,000	1,127,823
Kansas City MO Wtr Rev 4% 12/1/2039	1,190,000	1,168,605
		4,443,824
TOTAL MISSOURI		19,520,644
Montana - 0.0%
Health Care - 0.0%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	2,665,000	1,781,681
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	185,000	187,117
TOTAL MONTANA		1,968,798
Nebraska - 0.4%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2033	730,000	737,745
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	1,190,000	775,954
		1,513,699
Electric Utilities - 0.3%
Lincoln NE Series 2018, 5% 9/1/2031	1,890,000	1,945,492
Lincoln NE Series 2018, 5% 9/1/2032	3,525,000	3,616,843
Lincoln NE Series 2018, 5% 9/1/2033	2,115,000	2,165,620
Nebraska Pub Pwr Dist Rev Series 2016 A, 5% 1/1/2032	1,575,000	1,587,082
Nebraska Pub Pwr Dist Rev Series 2016 A, 5% 1/1/2034	945,000	951,620
		10,266,657
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	715,000	715,462
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2021 C, 2.1% 9/1/2036	1,500,000	1,150,566
		1,866,028
TOTAL NEBRASKA		13,646,384
Nevada - 0.9%
General Obligations - 0.5%
Clark Cnty NV School Dist Series 2020 B, 3% 6/15/2039	2,630,000	2,141,086
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2041	10,110,000	8,008,253
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2044	4,870,000	3,639,666
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041	4,620,000	3,738,632
Washoe Cnty Nev Sch Dist Series 2021, 2.125% 6/1/2043	1,000,000	621,108
		18,148,745
Health Care - 0.3%
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2037	2,555,000	2,542,960
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2042	6,295,000	6,068,030
		8,610,990
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	390,000	392,792
Nevada Hsg Div Single Family Mtg Rev Series 2019 A, 3.4% 10/1/2049	1,210,000	933,410
		1,326,202
Special Tax - 0.1%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2051	2,830,000	2,622,752
TOTAL NEVADA		30,708,689
New Hampshire - 1.1%
General Obligations - 0.0%
Portsmouth NH Gen. Oblig. 1.625% 4/1/2034	1,260,000	1,008,959
Health Care - 0.8%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	2,590,000	1,732,686
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2031	1,225,000	1,270,983
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2032	235,000	242,845
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2034	2,830,000	2,900,688
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2035	2,595,000	2,648,758
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2036	1,890,000	1,921,969
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2037	2,265,000	2,293,291
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2041	1,985,000	1,992,178
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	1,100,000	1,013,459
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2028	2,830,000	2,885,372
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2032	4,870,000	4,919,548
		23,821,777
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	4,489,319	4,442,430
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	6,601,162	6,001,460
		10,443,890
Water & Sewer - 0.0%
Manchester NH Swr Rev Series 2021, 4% 6/1/2046	625,000	540,032
TOTAL NEW HAMPSHIRE		35,814,658
New Jersey - 6.7%
Education - 0.1%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	2,215,000	2,225,743
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2027 (Assured Guaranty Inc Insured)	40,000	41,471
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2028 (Assured Guaranty Inc Insured)	55,000	56,829
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2029 (Assured Guaranty Inc Insured)	40,000	41,297
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	2,480,000	2,512,989
		4,878,329
Escrowed/Pre-Refunded - 0.0%
New Jersey Health Care Series 2016 A, 5% 7/1/2028 (Pre-refunded to 7/1/2026 at 100)	35,000	35,668
General Obligations - 4.6%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	755,000	731,924
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2034	755,000	760,016
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	1,040,000	1,009,090
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2039	945,000	873,676
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2041	945,000	848,151
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	1,415,000	1,211,362
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	1,890,000	1,574,832
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	4,895,000	5,067,246
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2031	1,040,000	1,139,184
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2033	190,000	204,130
New Jersey St Gen. Oblig. 2% 6/1/2034	5,340,000	4,409,751
New Jersey St Gen. Oblig. 2% 6/1/2036	1,140,000	873,430
New Jersey St Gen. Oblig. 4% 6/1/2031	16,505,000	17,495,835
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (g)	1,275,000	1,123,945
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (g)	5,300,000	4,278,452
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (g)	1,650,000	1,217,195
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (Ambac Assurance Corp Insured) (g)	10,000,000	6,177,968
New Jersey Trans Trust Fund Auth 4% 12/15/2039	945,000	871,172
New Jersey Trans Trust Fund Auth 4% 6/15/2038	2,660,000	2,510,388
New Jersey Trans Trust Fund Auth 4% 6/15/2045	6,365,000	5,506,624
New Jersey Trans Trust Fund Auth 4% 6/15/2050	895,000	754,576
New Jersey Trans Trust Fund Auth 5% 6/15/2032	3,360,000	3,678,276
New Jersey Trans Trust Fund Auth 5% 6/15/2032	1,055,000	1,170,226
New Jersey Trans Trust Fund Auth 5% 6/15/2033	4,000,000	4,432,748
New Jersey Trans Trust Fund Auth 5% 6/15/2033	945,000	1,023,802
New Jersey Trans Trust Fund Auth 5% 6/15/2034	5,370,000	5,761,252
New Jersey Trans Trust Fund Auth 5% 6/15/2037	2,830,000	2,952,073
New Jersey Trans Trust Fund Auth 5% 6/15/2042	15,870,000	16,246,660
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	5,290,000	5,378,480
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	11,150,000	11,294,730
New Jersey Trans Trust Fund Auth Series 2008 A, 0% 12/15/2038 (Build America Mutual Assurance Co Insured) (g)	3,575,000	1,964,521
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	2,345,000	2,262,067
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	3,025,000	3,181,038
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	545,000	564,734
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	2,480,000	2,471,984
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2038	510,000	481,315
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2041	4,625,000	4,184,183
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	3,105,000	2,778,799
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2029	7,555,000	8,205,989
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2035	590,000	633,488
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	6,915,000	7,358,464
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2037	3,195,000	3,366,270
New Jersey Trans Trust Fund Auth Series 2023A, 5.25% 6/15/2042	1,000,000	1,038,887
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	1,135,000	1,253,719
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2033	2,090,000	2,303,854
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2033	1,065,000	1,173,974
		153,800,480
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (e)	750,000	573,888
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (c)(e)	840,501	580,245
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	1,700,000	1,370,242
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	945,000	962,279
		3,486,654
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	2,295,000	2,211,935
Transportation - 1.8%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	3,350,000	3,414,607
New Jersey Turnpike Authority 4.25% 1/1/2043	6,000,000	5,678,449
New Jersey Turnpike Authority 5% 1/1/2032	2,980,000	3,322,459
New Jersey Turnpike Authority 5% 1/1/2046	8,000,000	8,115,393
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	3,145,000	3,266,856
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	3,305,000	3,411,065
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	4,405,000	4,520,519
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	3,930,000	4,017,110
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2034 (i)	680,000	758,833
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2035 (i)	695,000	773,166
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	11,380,000	11,766,929
Port Auth NY & NJ Series 243, 5% 12/1/2038	5,500,000	5,901,176
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.5% 11/1/2042	1,500,000	1,427,698
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.625% 11/1/2047	2,500,000	2,327,814
		58,702,074
TOTAL NEW JERSEY		223,115,140
New Mexico - 0.4%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	12,180,000	12,925,996
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	200,000	202,435
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	160,000	154,143
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	170,000	155,800
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	335,000	293,694
		806,072
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	660,000	663,284
TOTAL NEW MEXICO		14,395,352
New York - 9.7%
Education - 0.5%
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	2,285,000	1,500,159
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2032	2,360,000	2,399,742
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2033	660,000	714,729
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2034	1,370,000	1,462,628
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2038	1,785,000	1,828,930
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2042	1,180,000	1,174,140
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2047	2,000,000	1,642,901
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	570,000	586,797
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	1,605,000	1,596,870
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	4,150,000	3,954,270
		16,861,166
Electric Utilities - 0.4%
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2033	470,000	485,159
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2035	1,890,000	1,937,901
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2036	1,070,000	1,093,675
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	9,720,000	9,380,466
		12,897,201
General Obligations - 1.3%
City of New York NY Gen. Oblig. 5% 8/1/2031	6,010,000	6,569,961
City of New York NY Gen. Oblig. 5% 8/1/2032	1,000,000	1,116,616
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 5.25% 3/1/2053	5,205,000	5,301,803
City of New York NY Gen. Oblig. Series FISCAL 2024 D, 5.25% 4/1/2054	6,225,000	6,336,397
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5.25% 2/1/2048	5,555,000	5,690,754
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2040	2,470,000	2,575,381
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2041	2,365,000	2,446,975
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	8,405,000	8,759,885
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	4,505,000	4,538,883
		43,336,655
Health Care - 0.1%
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2032 (Assured Guaranty Inc Insured)	945,000	957,195
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2025 (Assured Guaranty Inc Insured)	595,000	595,933
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2030 (Assured Guaranty Inc Insured)	1,415,000	1,510,810
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (e)	600,000	501,776
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (e)	1,020,000	780,387
		4,346,101
Housing - 1.0%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	780,000	788,987
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	6,650,000	6,706,467
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	11,205,000	11,327,902
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	13,520,000	13,524,686
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,235,000	850,534
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,725,000	1,083,499
		34,282,075
Industrial Development - 0.5%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	16,100,000	15,989,356
Special Tax - 4.7%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2033	3,395,000	3,487,000
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2038	7,400,000	7,928,685
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 11/1/2048	14,985,000	15,492,215
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2040	4,720,000	4,962,278
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2041	4,370,000	4,561,695
New York NY City Transitional Fin Auth Rev Series 2018 1, 5% 11/1/2029	2,450,000	2,579,781
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2034	1,890,000	1,970,072
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2042	5,130,000	5,277,786
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	16,795,000	17,464,540
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2038	7,820,000	8,005,203
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2030	4,065,000	4,501,031
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2031	5,965,000	6,682,585
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	3,680,000	4,122,361
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	3,910,000	4,269,464
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	5,030,000	3,451,622
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	5,070,000	3,540,732
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2030	3,720,000	4,110,470
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2031	7,440,000	8,298,005
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	9,295,000	10,444,429
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	2,425,000	2,736,922
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	2,170,000	2,453,467
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	19,615,000	17,381,330
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	8,600,000	7,551,718
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2029	4,720,000	4,744,354
		156,017,745
Transportation - 1.2%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	31,520,000	26,733,912
Metropolitan Transn Auth NY Rv 4% 11/15/2047	2,205,000	1,850,829
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (g)	2,150,000	1,874,335
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2033 (g)	5,285,000	3,835,198
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	4,720,000	4,992,557
		39,286,831
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 5.5% 6/15/2039	2,515,000	2,837,838
TOTAL NEW YORK		325,854,968
North Carolina - 1.0%
General Obligations - 0.1%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	1,130,000	945,392
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2046	2,245,000	2,260,001
		3,205,393
Health Care - 0.3%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) 4% 3/1/2036	850,000	800,154
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	1,790,000	1,356,918
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	2,325,000	1,803,881
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2029	1,310,000	1,395,255
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2030	1,360,000	1,443,720
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2032	1,035,000	1,087,810
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2033	755,000	789,754
		8,677,492
Housing - 0.0%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 45, 2.2% 7/1/2040	1,300,000	900,143
Transportation - 0.6%
Charlotte NC Arpt Rev Series A, 5% 7/1/2035	1,890,000	1,936,856
North Carolina St Grant Antic Rev Series 2021, 2% 3/1/2036	3,505,000	2,755,453
North Carolina Tpk Auth Triangle Expwy Sys Rev 4% 1/1/2055	3,045,000	2,445,451
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2043	4,250,000	4,255,911
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2044	5,295,000	5,270,967
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2049	1,890,000	1,838,744
		18,503,382
Water & Sewer - 0.0%
Union Cnty NC Enterprise Sys Rev Series 2021, 3% 6/1/2043	2,000,000	1,532,178
TOTAL NORTH CAROLINA		32,818,588
North Dakota - 0.1%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	3,620,000	2,284,211
General Obligations - 0.0%
Fargo ND Gen. Oblig. Series 2020 B, 2.125% 5/1/2042	2,725,000	1,745,118
Grand Forks N Gen. Oblig. Series 2020 A, 2.125% 12/1/2043	425,000	260,152
		2,005,270
TOTAL NORTH DAKOTA		4,289,481
Ohio - 1.8%
Education - 0.2%
Ohio St Higher Ed Fac Comm (Ohio Wesleyan University Proj.) Series 2019, 4% 10/1/2044	1,675,000	1,426,545
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2032	1,260,000	1,367,325
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2038	1,015,000	1,053,292
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2041	1,630,000	1,649,955
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5.25% 5/1/2049	1,615,000	1,577,288
Univ Akron Ohio Gen Rcpt 5% 1/1/2030	1,700,000	1,842,419
		8,916,824
Electric Utilities - 0.2%
American Mun Pwr Solar 5% 2/15/2039	945,000	967,725
American Mun Pwr Solar Series 2019 A, 5% 2/15/2038	1,415,000	1,456,405
American Mun Pwr Solar Series 2019 A, 5% 2/15/2044	2,975,000	3,000,348
		5,424,478
Escrowed/Pre-Refunded - 0.0%
Columbus OH City Sch Dist 5% 12/1/2032 (Pre-refunded to 6/1/2026 at 100)	150,000	152,847
General Obligations - 0.2%
Berkshire Local School District Series 2021, 3% 10/1/2046	2,485,000	1,809,699
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2043	1,000,000	1,027,749
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2045	1,000,000	1,018,764
Columbus OH City Sch Dist 5% 12/1/2032	795,000	806,716
Dublin OH City Sch Dist Series 2024, 5% 12/1/2043	1,000,000	1,042,879
Dublin OH City Sch Dist Series 2024, 5% 12/1/2048	2,365,000	2,423,726
		8,129,533
Health Care - 0.6%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	3,965,000	4,003,983
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2026	70,000	70,019
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2027	75,000	75,029
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2028	80,000	80,024
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	4,720,000	4,014,933
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2027	80,000	80,425
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 4% 1/15/2046	3,900,000	3,256,802
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2031	130,000	136,264
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	1,195,000	1,205,420
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	1,425,000	1,470,550
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	1,075,000	1,121,933
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	1,140,000	1,199,939
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	1,205,000	1,276,412
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	1,280,000	1,358,887
		19,350,620
Housing - 0.1%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	220,000	222,945
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,555,000	1,698,517
		1,921,462
Special Tax - 0.1%
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2035	1,890,000	1,968,059
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2037	1,180,000	1,218,377
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2038	1,415,000	1,455,220
		4,641,656
Tobacco Bonds - 0.3%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	2,570,000	1,717,273
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	850,000	686,239
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2027	2,125,000	2,175,672
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2029	3,870,000	4,036,774
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	1,140,000	1,174,426
		9,790,384
Transportation - 0.1%
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (g)	5,475,000	2,390,601
TOTAL OHIO		60,718,405
Oklahoma - 0.5%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	1,590,000	1,472,505
General Obligations - 0.1%
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2033	1,750,000	1,958,646
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	290,000	317,704
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2032	1,040,000	1,043,395
Transportation - 0.4%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2042 (i)	2,000,000	2,085,557
Oklahoma St Tpk Auth Tpk Rev 5.25% 1/1/2046	9,000,000	9,369,900
		11,455,457
TOTAL OKLAHOMA		16,247,707
Oregon - 1.0%
General Obligations - 0.6%
City of Lake Oswego OR Gen. Oblig. 2.8% 6/1/2039	2,075,000	1,702,238
Clackamas Cnty Ore Gen. Oblig. 1.625% 6/1/2036	1,050,000	759,395
Oregon St Gen. Oblig. Series 2023D, 5% 6/1/2042	1,410,000	1,464,109
Polk Marion & Benton Cntys OR Sch Dist No 13j 0% 12/15/2038 (Oregon St Guaranteed) (g)	1,995,000	1,079,222
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2039 (Oregon St Guaranteed) (g)	1,725,000	908,618
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2040 (Oregon St Guaranteed) (g)	6,550,000	3,233,833
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2042 (Oregon St Guaranteed) (g)	1,005,000	432,977
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2045 (Oregon St Guaranteed) (g)	1,210,000	430,629
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2046 (Oregon St Guaranteed) (g)	3,000,000	1,001,877
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2047 (Oregon St Guaranteed) (g)	2,500,000	784,814
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2033 (Oregon St Guaranteed)	1,020,000	1,054,585
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2036 (Oregon St Guaranteed)	2,830,000	2,898,990
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2038 (Oregon St Guaranteed)	2,830,000	2,877,420
		18,628,707
Health Care - 0.2%
Oregon Hlth Sciences Univ Rev Series 2021 A, 3% 7/1/2051	5,290,000	3,545,859
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	3,960,000	2,651,568
		6,197,427
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	685,000	522,509
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	2,285,000	2,298,712
		2,821,221
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5.25% 4/1/2044	4,690,000	4,967,217
TOTAL OREGON		32,614,572
Pennsylvania - 5.2%
Education - 0.1%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (c)	1,160,000	556,800
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (c)	2,135,000	1,024,800
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (c)	2,375,000	1,140,000
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2029	945,000	953,745
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2031	945,000	951,701
		4,627,046
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Inc Insured)	3,530,000	3,569,733
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 4% 8/1/2045 (Assured Guaranty Inc Insured)	2,185,000	1,924,919
		5,494,652
Escrowed/Pre-Refunded - 0.0%
State Pub Sch Bldg Auth PA Sch Rev Series 2016 A, 5% 12/1/2029 (Pre-refunded to 12/1/2026 at 100)	720,000	743,471
General Obligations - 1.0%
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2035	710,000	731,029
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2037	755,000	773,388
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2038	710,000	724,836
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2043	1,890,000	1,907,766
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2033	1,510,000	1,605,671
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2036	1,400,000	1,467,337
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2037	1,810,000	1,888,611
Philadelphia PA Sch Dist 4% 9/1/2035	2,175,000	2,154,517
Philadelphia PA Sch Dist 4% 9/1/2036	1,890,000	1,861,085
Philadelphia PA Sch Dist 5% 9/1/2029	3,280,000	3,346,454
Philadelphia PA Sch Dist 5% 9/1/2031	1,100,000	1,176,282
Philadelphia PA Sch Dist 5% 9/1/2033	6,485,000	6,851,145
Philadelphia PA Sch Dist 5% 9/1/2033 (Assured Guaranty Inc Insured)	1,945,000	2,063,941
Philadelphia PA Sch Dist 5% 9/1/2034	1,370,000	1,421,154
Philadelphia PA Sch Dist 5% 9/1/2035	945,000	975,643
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	1,315,000	1,320,905
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	695,000	696,124
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2029	4,595,000	4,686,624
		35,652,512
Health Care - 1.9%
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2036	2,360,000	2,276,023
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021, 3% 8/15/2053 (Assured Guaranty Inc Insured)	5,745,000	3,807,536
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	1,255,000	1,274,006
Lancaster Cnty PA Hosp Aut Rev (Penn State Hlth System Proj.) Series 2021, 5% 11/1/2051	580,000	558,084
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2037	1,890,000	1,794,585
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	40,000	39,432
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	40,000	39,182
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2030	4,105,000	3,980,861
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2032	130,000	122,734
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	4,395,000	3,913,868
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	2,405,000	1,988,218
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	4,875,000	4,192,826
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	6,835,000	5,607,047
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 1, 5.25% 7/1/2049	925,000	881,378
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,040,000	1,059,348
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 5.25% 11/1/2043	5,000,000	5,131,422
Pocono Mtns PA Indl Pk Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2015A, 5% 8/15/2040	1,695,000	1,684,700
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	1,405,000	1,216,363
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	3,345,000	2,729,897
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2049	3,915,000	3,804,592
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	9,600,000	10,354,131
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2033	945,000	968,148
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2038	3,025,000	3,068,461
		60,492,842
Housing - 0.1%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	1,495,000	1,491,759
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	2,075,000	2,064,507
		3,556,266
Special Tax - 0.0%
Pittsburgh & Alleg Cnty Parking 5% 12/15/2035	1,060,000	1,081,150
Pittsburgh & Alleg Cnty Parking 5% 12/15/2037	470,000	476,518
		1,557,668
Transportation - 1.4%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2051	5,350,000	5,329,854
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2056	11,795,000	11,571,349
Pennsylvania Turnpike Commission 5.25% 12/1/2055	8,425,000	8,610,182
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	16,995,000	13,963,665
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2040	2,650,000	2,773,020
Philadelphia PA Airport Rev 5% 7/1/2028	470,000	489,345
Philadelphia PA Airport Rev 5% 7/1/2029	470,000	488,928
Philadelphia PA Airport Rev 5% 7/1/2030	520,000	539,791
Philadelphia PA Airport Rev 5% 7/1/2031	565,000	584,105
Philadelphia PA Airport Rev 5% 7/1/2032	520,000	535,494
Philadelphia PA Airport Rev 5% 7/1/2033	565,000	580,295
		45,466,028
Water & Sewer - 0.5%
Capital Region Wtr PA Wtr Rev 5% 7/15/2026	945,000	964,782
Capital Region Wtr PA Wtr Rev 5% 7/15/2038	945,000	970,358
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2039 (Assured Guaranty Inc Insured)	4,275,000	4,511,297
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2040 (Assured Guaranty Inc Insured)	4,750,000	4,979,985
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	2,720,000	2,816,526
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2032 (Assured Guaranty Inc Insured)	1,890,000	2,122,485
		16,365,433
TOTAL PENNSYLVANIA		173,955,918
Puerto Rico - 0.8%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (g)	10,912,493	7,562,205
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	8,345,792	8,138,117
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	3,005,000	2,865,833
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	1,085,763	1,119,090
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,260,915	1,334,893
		21,020,138
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (e)	2,165,000	1,867,740
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (e)	1,030,000	1,074,683
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (e)	3,130,000	3,211,436
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (e)	1,445,000	1,246,598
		7,400,457
TOTAL PUERTO RICO		28,420,595
Rhode Island - 0.8%
Education - 0.3%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2035	1,210,000	1,320,640
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2042	3,300,000	3,336,594
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2043	1,180,000	1,185,045
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	5,135,000	4,975,487
		10,817,766
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2032 (Build America Mutual Assurance Co Insured)	750,000	839,264
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2033 (Build America Mutual Assurance Co Insured)	775,000	869,394
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2039 (Build America Mutual Assurance Co Insured)	1,250,000	1,322,773
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2042 (Build America Mutual Assurance Co Insured)	1,175,000	1,225,394
		4,256,825
Health Care - 0.2%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	4,605,000	4,616,001
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2034	1,695,000	1,829,194
		6,445,195
Housing - 0.2%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	670,000	670,386
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) 3% 4/1/2049	3,150,000	3,124,792
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	430,000	432,631
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 73A, 2.3% 10/1/2040	2,000,000	1,417,887
		5,645,696
TOTAL RHODE ISLAND		27,165,482
South Carolina - 2.5%
Electric Utilities - 1.5%
South Carolina St Svc Auth Rev 5% 12/1/2044	3,750,000	3,773,569
South Carolina St Svc Auth Rev 5% 12/1/2045	2,250,000	2,255,566
South Carolina St Svc Auth Rev 5% 12/1/2046	2,475,000	2,470,269
South Carolina St Svc Auth Rev 5% 12/1/2050	2,240,000	2,238,818
South Carolina St Svc Auth Rev 5% 12/1/2055	5,625,000	5,518,317
South Carolina St Svc Auth Rev Series 2016 C, 5% 12/1/2025	565,000	569,084
South Carolina St Svc Auth Rev Series 2016 C, 5% 12/1/2026	945,000	973,681
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2038	2,800,000	2,970,687
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,710,000	1,736,185
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	2,360,000	2,425,337
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	585,000	521,478
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2033	1,850,000	2,051,587
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2039	2,640,000	2,775,780
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	875,000	873,328
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	6,445,000	6,481,331
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	3,425,000	3,433,277
South Carolina St Svc Auth Rev Series B, 5% 12/1/2036	5,140,000	5,149,204
		46,217,498
General Obligations - 0.0%
Beaufort Cnty SC Sch Dist Series 2021 A, 2% 3/1/2034	1,080,000	908,163
Health Care - 0.5%
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2046	8,000,000	8,305,738
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2032	4,080,000	4,282,361
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	6,530,000	5,435,436
		18,023,535
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	755,000	762,320
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2029	285,000	305,189
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2030	470,000	509,000
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2031	520,000	566,264
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2029	470,000	507,459
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2030	520,000	566,170
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2031	535,000	584,218
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	925,000	1,013,256
		4,813,876
Transportation - 0.4%
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2043	1,510,000	1,517,744
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2048	11,330,000	11,226,684
		12,744,428
TOTAL SOUTH CAROLINA		82,707,500
South Dakota - 0.1%
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2030	805,000	836,702
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2035	685,000	699,966
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	2,245,000	1,656,695
		3,193,363
TOTAL SOUTH DAKOTA		3,193,363
Tennessee - 1.2%
Education - 0.2%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	7,340,000	7,035,230
Electric Utilities - 0.8%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2029	1,000,000	1,089,370
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2031	6,285,000	7,026,578
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2032	2,000,000	2,248,480
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2041	2,000,000	2,105,829
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2043	1,660,000	1,721,489
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2044	1,665,000	1,717,602
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2029	2,690,000	2,930,407
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2030	4,160,000	4,601,004
		23,440,759
General Obligations - 0.0%
Germantown Tenn Gen. Oblig. Series 2021, 3% 12/1/2046	1,120,000	807,838
Greene Cnty Tenn 2% 6/1/2038	535,000	387,908
		1,195,746
Health Care - 0.2%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	1,700,000	1,465,251
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2037	810,000	826,269
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2044	1,125,000	1,100,976
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2027	1,160,000	1,199,873
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2029	1,170,000	1,203,225
		5,795,594
Housing - 0.0%
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	270,000	204,251
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	325,000	231,928
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	660,000	525,636
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	450,000	449,637
		1,411,452
Water & Sewer - 0.0%
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.1% 6/1/2041	1,335,000	889,934
TOTAL TENNESSEE		39,768,715
Texas - 9.3%
Education - 0.3%
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2029	1,985,000	2,006,364
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2032	710,000	731,558
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	4,245,000	4,501,544
Texas St Univ Sys Fing Rev 4% 3/15/2034	2,125,000	2,135,435
Texas St Univ Sys Fing Rev 4% 3/15/2035	1,890,000	1,890,393
University TX Perm Univ Fd Series 2016 B, 5% 7/1/2029	885,000	903,019
University TX Perm Univ Fd Series 2023A, 5% 7/1/2040	1,880,000	1,982,553
		14,150,866
Electric Utilities - 1.0%
Bryan Tex Rural Elec Sys Rev Series 2018, 4% 7/1/2043	985,000	863,203
Corpus Christi TX Util Sys Rev Series 2020A, 3% 7/15/2050	8,800,000	5,868,709
Garland Tex Elec Util Sys Rev 4% 3/1/2046	1,700,000	1,469,606
Garland Tex Elec Util Sys Rev 4% 3/1/2051	2,125,000	1,770,654
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2033	4,260,000	4,427,623
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2035	2,005,000	2,065,568
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2032 (Assured Guaranty Inc Insured)	1,930,000	2,155,946
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2033 (Assured Guaranty Inc Insured)	1,380,000	1,547,072
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2034 (Assured Guaranty Inc Insured)	1,150,000	1,275,401
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2035 (Assured Guaranty Inc Insured)	1,240,000	1,360,349
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2036 (Assured Guaranty Inc Insured)	1,400,000	1,519,048
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2037 (Assured Guaranty Inc Insured)	1,000,000	1,073,315
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2038 (Assured Guaranty Inc Insured)	1,035,000	1,098,412
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2039 (Assured Guaranty Inc Insured)	1,200,000	1,260,689
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2040 (Assured Guaranty Inc Insured)	1,400,000	1,460,097
San Antonio TX Elec & Gas Rev 5% 2/1/2032	1,180,000	1,218,234
San Antonio TX Elec & Gas Rev 5% 2/1/2034	1,415,000	1,451,499
		31,885,425
General Obligations - 3.0%
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,020,000	1,102,044
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,116,568
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,120,302
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	2,090,000	1,679,761
Bryan TX (Bryan Tex Proj.) Gen. Oblig. 2.125% 8/15/2034	740,000	618,919
Caddo Mills TX Indpt Sch Dist 3% 8/15/2043 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	752,975
City of Coppell TX Gen. Oblig. Series 2020, 1.375% 2/1/2035	1,470,000	1,082,183
City of Frisco TX Gen. Oblig. 2% 2/15/2041	645,000	423,059
City of Waco TX Gen. Oblig. 2.125% 2/1/2035	1,230,000	1,014,495
City of Waco TX Gen. Oblig. 2.25% 2/1/2036	1,610,000	1,305,003
Clear Creek Independent School District Series 2021, 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,750,000	1,453,524
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	3,950,000	3,327,979
Comal Tex Indpt Sch Dist Series 2020, 1.625% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	1,945,000	1,668,157
Conroe TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,785,000	3,053,223
Conroe TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	4,950,000	5,378,141
Conroe TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,195,000	2,362,923
Corpus Christi TX Isd Series 2017 A, 3% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	743,759
County of Collin TX Gen. Oblig. Series 2022, 4% 2/15/2039	1,275,000	1,240,416
Dalhart Tex Gen. Oblig. Series 2020, 3.125% 2/15/2045	510,000	374,796
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	3,855,000	4,245,623
Deer Pk Tex Gen. Oblig. Series 2021, 4% 3/15/2041	400,000	367,181
Del Mar TX College Dist Gen. Oblig. Series 2020 A, 3% 8/15/2045	2,620,000	1,911,023
Dimmitt TX Indpt Sch Dist 3% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	1,780,000	1,299,375
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2032	500,000	557,019
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2034	545,000	608,871
Everman TX Indpt Sch Dist Series 2020, 3% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	5,280,000	3,846,651
Fort Bend Grand Parkway Toll Road Authority (Fort Bend County TX Proj.) Series 2021, 3% 3/1/2046	1,600,000	1,190,202
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	610,000	552,635
Frenship TX Indpt Sch Dist Series 2021 A, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	803,388
Georgetown TX Gen. Oblig. Series 2021A, 2.5% 8/15/2041	1,490,000	1,069,599
Greenville Tex Gen. Oblig. 2% 2/15/2033	1,055,000	900,749
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 4/1/2042 (Build America Mutual Assurance Co Insured)	225,000	168,800
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 4/1/2043	225,000	164,973
Houston TX Gen. Oblig. 5.25% 3/1/2049	3,710,000	3,751,582
Hutto TX Indpt Sch Dist Series 2021C, 3% 8/1/2040 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	809,923
Inverness Forest Impt Dist Tex Gen. Oblig. Series 2022, 3% 3/1/2042 (Assured Guaranty Inc Insured)	420,000	314,651
Kaufman Cnty Mun Util Dist 6 Gen. Oblig. Series 2021, 2.25% 9/1/2046 (Assured Guaranty Inc Insured)	2,720,000	1,758,307
Lamar TX Isd Series 2021, 3% 2/15/2056 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	1,311,987
Lubbock Cooper Tex Indpt Sch Dist Series 2021, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,120,000	812,549
Mansfield TX Gen. Oblig. 2.125% 2/15/2034	1,355,000	1,169,255
Mansfield TX Gen. Oblig. 2.375% 2/15/2036	850,000	712,098
Montgomery Cnty Tex Mun Util Dist No 127 Gen. Oblig. Series 2020, 2.375% 9/1/2046 (Assured Guaranty Inc Insured)	450,000	265,725
Northwest Tex Indpt Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	4,000,000	4,160,700
Northwest Tex Indpt Sch Dist Series 2023, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	5,500,000	5,681,827
Peaster Tex Indpt Sch Dist Series 2021, 3% 8/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,060,000	840,834
Plano TX Gen. Oblig. 3.37% 9/1/2037	900,000	823,332
Prosper Tex Gen. Oblig. 2.5% 2/15/2040	2,280,000	1,672,055
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,585,000	1,384,447
Prosper Tex Indpt Sch Dist 5% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	5,415,000	5,502,331
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	4,220,000	4,410,114
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,770,000	2,871,716
Round Rock TX Indpt Sch Dist Series 2016, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	785,000	625,987
Sienna Plantation Levee Impt Dist Tex Fort Bend Cnty Gen. Oblig. 3.25% 9/1/2043 (Assured Guaranty Inc Insured)	1,000,000	790,602
Sinton Tex Indpt Sch Dist Series 2021, 2% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	2,555,000	1,473,801
Southwest Tex Indpt Sch Dist Series 2019, 3% 2/1/2044 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	2,208,979
Throckmorton Tex Collegiate Indpt Sch Dist Series 2021, 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	770,000	557,678
Viridian Mun Mgmt Dist Tex Gen. Oblig. Series 2019, 3% 12/1/2042 (Build America Mutual Assurance Co Insured)	3,180,000	2,341,355
Viridian Mun Mgmt Dist Tex Gen. Oblig. Series 2019, 3% 12/1/2042 (Build America Mutual Assurance Co Insured)	2,405,000	1,770,742
Wharton TX Indpt Sch Dist 2.125% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	1,410,000	846,731
Wichita Falls TX Indpt Sch Dis Series 2021, 1.625% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	2,475,000	2,153,711
Willis Tex Indpt Sch Dist 2% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	663,985
		99,191,320
Health Care - 0.2%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,785,000	2,967,327
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2033	995,000	1,002,364
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2034	1,575,000	1,583,370
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2028	1,415,000	1,474,711
		7,027,772
Housing - 0.5%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	3,985,000	4,367,976
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	3,357,389	2,882,499
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	1,825,000	1,826,004
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	1,800,000	1,820,398
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2021 A, 1.85% 9/1/2036	1,485,000	1,105,249
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	2,770,000	3,037,437
		15,039,563
Special Tax - 0.4%
Dallas TX Rapid Transit Sales Tax Rev 3% 12/1/2047	1,850,000	1,291,043
Dallas TX Rapid Transit Sales Tax Rev Series 2020 A, 5% 12/1/2045	1,355,000	1,360,260
Texas Transn Commn St Hwy Fund Rev Series 2024, 5% 10/1/2033	8,820,000	9,944,797
		12,596,100
Transportation - 3.6%
Central TX Regl Mobility Auth Rev Series 2020 A, 5% 1/1/2049	3,720,000	3,693,800
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2045	1,650,000	1,656,607
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2029	1,795,000	1,895,767
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2030	2,360,000	2,484,616
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2031	2,125,000	2,227,847
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2032	1,890,000	1,974,319
Dallas Fort Worth International Airport 5% 11/1/2038	2,750,000	2,928,972
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2034	3,220,000	3,261,773
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2035	2,860,000	2,856,546
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2042 (Assured Guaranty Inc Insured)	1,500,000	1,546,656
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2043 (Assured Guaranty Inc Insured)	1,375,000	1,408,137
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2044 (Assured Guaranty Inc Insured)	2,500,000	2,545,882
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5.25% 3/1/2050 (Assured Guaranty Inc Insured)	3,585,000	3,689,782
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2036	4,720,000	4,847,840
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2037	9,440,000	9,649,973
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2043	5,195,000	5,208,088
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2049	2,740,000	2,325,774
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2033	1,890,000	1,968,725
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	3,570,000	3,699,251
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2054	5,200,000	5,365,038
North TX Twy Auth Rev 0% 1/1/2029 (Assured Guaranty Inc Insured) (g)	14,265,000	12,845,977
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (g)	11,270,000	7,813,528
North TX Twy Auth Rev 3% 1/1/2046	4,000,000	2,833,855
North TX Twy Auth Rev 3% 1/1/2051	10,685,000	7,082,864
North TX Twy Auth Rev 5% 1/1/2030	250,000	252,064
North TX Twy Auth Rev 5% 1/1/2031	350,000	352,632
North TX Twy Auth Rev 5% 1/1/2033	1,415,000	1,444,029
North TX Twy Auth Rev 5% 1/1/2034	945,000	966,275
North TX Twy Auth Rev 5% 1/1/2035	1,225,000	1,250,282
North TX Twy Auth Rev 5% 1/1/2037	970,000	986,278
North TX Twy Auth Rev Series 2024A, 5% 1/1/2035	655,000	723,088
North TX Twy Auth Rev Series 2024A, 5% 1/1/2036	1,420,000	1,552,553
North TX Twy Auth Rev Series 2024A, 5% 1/1/2045	1,070,000	1,087,001
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	1,025,000	1,074,332
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	3,055,000	3,351,607
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036	1,480,000	1,608,113
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2036	1,920,000	1,832,351
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2037	3,775,000	3,546,478
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2038	2,125,000	1,961,575
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	2,830,000	2,679,385
		120,479,660
Water & Sewer - 0.3%
City of El Paso TX Water & Sewer Revenue Series 2023, 5.25% 3/1/2049	5,215,000	5,313,828
Gulf Coast Wtr Auth Tex Contract Rev Series 2021, 3% 8/15/2041	405,000	313,438
Houston TX Util Sys Rev 4% 11/15/2043	3,145,000	2,812,197
Texas Wtr Dev Brd Series 2019 A, 3% 10/15/2034	1,175,000	1,075,081
Texas Wtr Dev Brd Series 2021, 2.5% 10/15/2039	2,000,000	1,526,536
		11,041,080
TOTAL TEXAS		311,411,786
Utah - 1.3%
General Obligations - 0.1%
Perspective II VDA NY - JNL/S&P Intrinsic Value Fund Series 2021A, 1.375% 6/15/2033	3,875,000	3,032,976
Weber Sch Dist Utah 2.375% 6/15/2036	730,000	598,622
		3,631,598
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	541,913	423,306
Special Tax - 0.2%
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (e)	2,410,000	2,399,194
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	4,061,000	4,076,815
		6,476,009
Transportation - 1.0%
Salt Lake City UT Arpt Rev 5% 7/1/2046	5,225,000	5,268,913
Salt Lake City UT Arpt Rev 5% 7/1/2051	21,060,000	20,949,720
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2034	1,550,000	1,586,648
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2035	1,415,000	1,443,501
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2036	1,415,000	1,437,226
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2037	945,000	956,589
		31,642,597
TOTAL UTAH		42,173,510
Vermont - 0.1%
Education - 0.1%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	2,265,000	1,911,741
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	2,645,000	2,108,186
		4,019,927
TOTAL VERMONT		4,019,927
Virginia - 1.4%
Electric Utilities - 0.1%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	2,570,000	2,608,685
General Obligations - 1.1%
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2034	1,120,000	1,212,354
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2035	1,230,000	1,320,347
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2035	16,100,000	16,402,202
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 A, 5% 2/1/2037	2,750,000	2,984,462
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 B, 5% 2/1/2034	6,750,000	7,523,598
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2032	450,000	470,161
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2033	1,890,000	1,967,618
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2038	2,810,000	3,033,933
		34,914,675
Health Care - 0.2%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	1,280,000	1,385,513
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	2,010,000	1,298,454
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	350,000	347,719
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	325,000	304,322
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2028	945,000	960,931
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2033	210,000	212,195
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2036	945,000	951,287
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2044	2,360,000	2,309,305
		7,769,726
TOTAL VIRGINIA		45,293,086
Washington - 3.5%
Education - 0.7%
University Wash Univ Revs Series 2024A, 5% 4/1/2035	3,750,000	4,169,079
University Wash Univ Revs Series 2024A, 5% 4/1/2036	2,255,000	2,478,173
University Wash Univ Revs Series 2024A, 5% 4/1/2037	3,750,000	4,069,497
University Wash Univ Revs Series 2024A, 5% 4/1/2038	750,000	804,948
University Wash Univ Revs Series 2024A, 5% 4/1/2039	700,000	744,252
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	3,265,000	2,218,206
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	4,390,000	3,931,220
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2034	1,510,000	1,513,199
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2035	945,000	945,425
		20,873,999
Electric Utilities - 0.1%
Chelan Cnty WA Pub Col River 0% 6/1/2028 (National Public Finance Guarantee Corporation Insured) (g)	1,395,000	1,282,243
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2037	945,000	961,329
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2038	945,000	957,155
		3,200,727
General Obligations - 0.4%
King County WA Gen. Oblig. 2% 1/1/2037	535,000	417,440
Pierce Cnty WA Gen. Oblig. 2.35% 7/1/2033	3,795,000	3,428,600
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2033	1,985,000	2,040,692
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2035	1,000,000	1,067,762
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2042	1,985,000	2,066,174
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2028	890,000	910,427
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	890,000	909,274
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2035	4,000,000	4,267,715
		15,108,084
Health Care - 1.7%
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2033 (e)	325,000	326,410
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (e)	100,000	97,111
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2048 (e)	300,000	257,366
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2029	2,125,000	2,174,719
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2030	945,000	963,874
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2034	1,790,000	1,858,846
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2037	945,000	963,980
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2035	2,695,000	2,780,694
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2039	1,055,000	1,061,278
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2055	9,515,000	9,335,416
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series 2017B, 4% 8/15/2041	3,590,000	3,195,286
Washington St Health Care Facs Auth Rev (Multicare Health System, Wa Proj.) Series 2025 B, 5% tender 8/15/2055 (b)	10,000,000	10,698,076
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	380,000	391,490
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	810,000	829,379
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	2,495,000	2,531,543
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2035	2,220,000	2,245,991
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2036	2,125,000	2,144,074
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	8,705,000	8,429,433
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2030	1,135,000	1,182,338
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2031	1,415,000	1,462,332
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2032	975,000	1,002,810
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	2,360,000	2,424,186
		56,356,632
Housing - 0.1%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	3,480,000	3,430,516
Special Tax - 0.4%
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	550,000	407,129
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	11,755,000	11,963,118
		12,370,247
Water & Sewer - 0.1%
King Cnty WA Swr Rev Series 2016A, 4% 7/1/2040	4,455,000	4,182,705
TOTAL WASHINGTON		115,522,910
West Virginia - 0.1%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	980,000	984,892
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2033	1,735,000	1,773,350
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	1,105,000	1,052,476
		2,825,826
TOTAL WEST VIRGINIA		3,810,718
Wisconsin - 1.8%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (e)	985,000	866,246
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2050 (Pre-refunded to 4/1/2030 at 100) (e)	100,000	109,261
General Obligations - 0.7%
Howard Suamico WI Scd 2% 3/1/2038	1,165,000	840,059
Kohler Wis Sch Dist 2% 3/1/2038	620,000	442,339
Mauston Wis Sch Dist 1.8% 3/1/2037 (Assured Guaranty Inc Insured)	2,840,000	1,987,830
New Richmond Wis Sch Dist 4% 4/1/2042	6,955,000	6,340,573
New Richmond Wis Sch Dist 4% 4/1/2043	1,565,000	1,401,153
New Richmond Wis Sch Dist 5% 4/1/2036	1,705,000	1,823,672
New Richmond Wis Sch Dist 5% 4/1/2037	2,200,000	2,328,159
New Richmond Wis Sch Dist 5% 4/1/2038	2,200,000	2,307,582
Oshkosh WI Gen. Oblig. Series 2021 A, 2% 6/1/2035	240,000	187,038
Westosha Cent High Sch Dist Wis 1.75% 3/1/2034	1,850,000	1,472,177
Westosha Cent High Sch Dist Wis 2% 3/1/2041	1,575,000	998,566
Wisconsin Rapids School District Series 2021, 2% 4/1/2036	1,110,000	842,320
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2033	1,390,000	1,570,344
		22,541,812
Health Care - 0.7%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	3,000,000	2,136,095
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	1,430,000	1,236,606
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	1,270,000	1,253,044
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	4,070,000	2,826,155
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (e)	620,000	582,012
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (e)	705,000	635,032
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2028 (e)	550,000	556,712
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (e)	230,000	230,143
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 4% 1/1/2045	1,415,000	1,225,458
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	2,480,000	2,179,586
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	2,785,000	2,293,073
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2039	3,025,000	2,865,711
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,960,000	2,102,340
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	1,355,000	1,453,403
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	1,385,000	1,143,866
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	720,000	580,016
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.5% 2/15/2054	1,375,000	1,435,358
		24,734,610
Industrial Development - 0.4%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (e)	12,205,000	8,909,650
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (e)	3,990,000	3,152,100
		12,061,750
TOTAL WISCONSIN		60,313,679
TOTAL MUNICIPAL SECURITIES (Cost $3,438,498,597)		3,280,882,250

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (j)(k) (Cost $40,464,061)	2.91	40,451,166	40,467,346

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $3,478,962,658)	3,321,349,596
NET OTHER ASSETS (LIABILITIES) - 0.7%	24,778,655
NET ASSETS - 100.0%	3,346,128,251

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Non-income producing - Security is in default.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,442,124 or 1.4% of net assets.

(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Level 3 security
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	124,028,483	389,678,275	473,239,413	1,476,567	115	(114)	40,467,346	40,451,166	2.4%
Total	124,028,483	389,678,275	473,239,413	1,476,567	115	(114)	40,467,346

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	260,070,928	-	260,070,928	-
Electric Utilities	272,231,042	-	272,231,042	-
Escrowed/Pre-Refunded	9,927,833	-	9,927,833	-
General Obligations	1,105,262,001	-	1,105,262,001	-
Health Care	479,848,711	-	477,736,211	2,112,500
Housing	124,369,816	-	124,369,816	-
Industrial Development	28,051,106	-	28,051,106	-
Other	1,528,079	-	1,528,079	-
Special Tax	388,724,152	-	388,724,152	-
Tobacco Bonds	23,574,290	-	23,574,290	-
Transportation	498,611,028	-	498,611,028	-
Water & Sewer	88,683,264	-	88,683,264	-

Money Market Funds	40,467,346	40,467,346	-	-
Total Investments in Securities:	3,321,349,596	40,467,346	3,278,769,750	2,112,500
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,438,498,597)	$3,280,882,250
Fidelity Central Funds (cost $40,464,061)	40,467,346

Total Investment in Securities (cost $3,478,962,658)		$3,321,349,596
Cash		101,592
Receivable for fund shares sold		2,044,967
Interest receivable		34,409,179
Distributions receivable from Fidelity Central Funds		104,471
Prepaid expenses		425
Receivable from investment adviser for expense reductions		503,826
Other receivables		115
Total assets		3,358,514,171
Liabilities
Payable for investments purchased on a delayed delivery basis	$3,667,293
Payable for fund shares redeemed	3,318,027
Distributions payable	4,166,330
Accrued management fee	1,188,070
Other payables and accrued expenses	46,200
Total liabilities		12,385,920
Net Assets		$3,346,128,251
Net Assets consist of:
Paid in capital		$3,567,757,531
Total accumulated earnings (loss)		(221,629,280)
Net Assets		$3,346,128,251
Net Asset Value, offering price and redemption price per share ($3,346,128,251 ÷ 313,464,151 shares)		$10.67
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Interest		$57,977,232
Income from Fidelity Central Funds		1,476,567
Total income		59,453,799
Expenses
Management fee	$7,210,692
Custodian fees and expenses	15,030
Independent trustees' fees and expenses	4,042
Registration fees	73,894
Audit fees	32,623
Legal	4,918
Miscellaneous	6,617
Total expenses before reductions	7,347,816
Expense reductions	(3,167,798)
Total expenses after reductions		4,180,018
Net Investment income (loss)		55,273,781
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8,777,139)
Affiliated issuers	115
Total net realized gain (loss)		(8,777,024)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(80,262,559)
Fidelity Central Funds	(114)
Total change in net unrealized appreciation (depreciation)		(80,262,673)
Net gain (loss)		(89,039,697)
Net increase (decrease) in net assets resulting from operations		$(33,765,916)
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,273,781	$105,051,552
Net realized gain (loss)	(8,777,024)	(8,239,473)
Change in net unrealized appreciation (depreciation)	(80,262,673)	(18,233,956)
Net increase (decrease) in net assets resulting from operations	(33,765,916)	78,578,123
Distributions to shareholders	(53,655,566)	(103,190,786)

Share transactions
Proceeds from sales of shares	459,763,981	882,427,871
Reinvestment of distributions	29,741,712	58,949,130
Cost of shares redeemed	(495,253,843)	(679,218,920)

Net increase (decrease) in net assets resulting from share transactions	(5,748,150)	262,158,081
Total increase (decrease) in net assets	(93,169,632)	237,545,418

Net Assets
Beginning of period	3,439,297,883	3,201,752,465
End of period	$3,346,128,251	$3,439,297,883

Other Information
Shares
Sold	42,879,905	80,283,647
Issued in reinvestment of distributions	2,761,746	5,368,817
Redeemed	(46,159,945)	(61,849,719)
Net increase (decrease)	(518,294)	23,802,745

Financial Highlights
Fidelity® Tax-Free Bond Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.95	$11.03	$10.96	$11.79	$12.25	$12.13
Income from Investment Operations
Net investment income (loss) A,B	.177	.340	.329	.304	.291	.312
Net realized and unrealized gain (loss)	(.285)	(.086)	.064	(.828)	(.427)	.152
Total from investment operations	(.108)	.254	.393	(.524)	(.136)	.464
Distributions from net investment income	(.172)	(.333)	(.323)	(.304)	(.291)	(.312)
Distributions from net realized gain	-	(.001)	-	(.002)	(.033)	(.032)
Total distributions	(.172)	(.334)	(.323)	(.306)	(.324)	(.344)
Net asset value, end of period	$10.67	$10.95	$11.03	$10.96	$11.79	$12.25
Total Return C,D	(.99) %	2.34%	3.71%	(4.38)%	(1.16)%	3.94%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.44% G	.44%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.25 % G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	3.31% G	3.09%	3.06%	2.78%	2.39%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$3,346,128	$3,439,298	$3,201,752	$2,877,376	$4,518,267	$4,474,910
Portfolio turnover rate H	24 % G	15%	7%	11% I	8%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,828,367
Gross unrealized depreciation	(173,745,804)
Net unrealized appreciation (depreciation)	$(151,917,437)
Tax cost	$3,473,267,033

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(35,599,552)
Long-term	(25,210,322)
Total capital loss carryforward	$(60,809,874)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.  In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Tax-Free Bond Fund	434,535,810	387,838,130

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Tax-Free Bond Fund	.43

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Tax-Free Bond Fund	.43

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Tax-Free Bond Fund	10,680,167	20,472,065	(1,770,431)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Tax-Free Bond Fund	1,639
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through May 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $3,167,562.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $236.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.762414.124
SFB-SANN-0925
Fidelity® Series Large Cap Value Index Fund

Semi-Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Large Cap Value Index Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	77,338	5,308,480
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	56,119	562,312
Liberty Global Ltd Class C (b)	47,012	480,933

TOTAL BELGIUM		1,043,245
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	16,407	3,999,042
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	123,908	1,999,875
CANADA - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc (United States) (c)	40,719	2,763,191
Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	85,625	5,280,494
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
RB Global Inc (United States)	59,355	6,425,772
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States) (c)	45,325	1,660,255
TOTAL CANADA		16,129,712
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	50,051	1,878,915
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	12,493	625,774
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	34,498	1,385,095
IRELAND - 0.6%
Information Technology - 0.6%
IT Services - 0.6%
Accenture PLC Class A	213,272	56,964,951
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)(c)	41,312	1,297,610
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	873	162,217
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	27,412	2,581,114
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	20,643	2,365,275
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Entertainment PLC (b)	10,456	3,160,430
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	141,872	5,159,885
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	151,006	6,984,028
TOTAL UNITED KINGDOM		15,304,343
UNITED STATES - 98.7%
Communication Services - 7.6%
Diversified Telecommunication Services - 1.4%
AST SpaceMobile Inc Class A (b)(c)	4,435	235,809
AT&T Inc	2,389,973	65,509,160
Frontier Communications Parent Inc (b)	81,248	2,985,052
GCI Liberty Inc/DEL Class A (b)(d)	30,220	0
GCI LLC Class A	866	28,612
GCI LLC Class C	5,891	195,876
Iridium Communications Inc	29,369	718,366
Verizon Communications Inc	1,439,090	61,535,488
		131,208,363
Entertainment - 1.3%
Electronic Arts Inc	88,917	13,558,953
Liberty Media Corp-Liberty Formula One Class A (b)	5,292	476,915
Liberty Media Corp-Liberty Formula One Class C (b)	49,418	4,959,096
Liberty Media Corp-Liberty Live Class A (b)	6,598	539,716
Liberty Media Corp-Liberty Live Class C (b)(c)	15,382	1,295,626
Madison Square Garden Sports Corp Class A (b)	5,399	1,091,138
Roku Inc Class A (b)	38,632	3,637,589
Take-Two Interactive Software Inc (b)	40,346	8,986,265
TKO Group Holdings Inc Class A	13,228	2,222,436
Walt Disney Co/The	617,112	73,504,211
Warner Bros Discovery Inc (b)	760,731	10,018,827
		120,290,772
Interactive Media & Services - 3.7%
Alphabet Inc Class A	703,928	135,083,783
Alphabet Inc Class C	571,738	110,265,391
IAC Inc Class A (b)	22,518	884,957
Match Group Inc	84,706	2,902,875
Meta Platforms Inc Class A	132,684	102,623,113
Pinterest Inc Class A (b)	102,171	3,943,801
Trump Media & Technology Group Corp (b)	16,012	281,651
ZoomInfo Technologies Inc (b)	99,092	1,073,166
		357,058,737
Media - 0.8%
Charter Communications Inc Class A (b)	30,926	8,330,227
Comcast Corp Class A	1,262,041	41,937,623
DoubleVerify Holdings Inc (b)	23,572	361,123
Fox Corp Class A	74,499	4,154,065
Fox Corp Class B	44,146	2,257,626
Interpublic Group of Cos Inc/The	127,482	3,136,057
Liberty Broadband Corp Class A (b)	4,330	264,693
Liberty Broadband Corp Class C (b)	29,641	1,817,586
New York Times Co/The Class A	55,655	2,887,938
News Corp Class A	130,580	3,828,606
News Corp Class B (c)	37,155	1,241,720
Nexstar Media Group Inc	8,884	1,662,285
Omnicom Group Inc (c)	66,126	4,764,378
Paramount Global Class A (c)	10,762	205,447
Paramount Global Class B (c)	193,671	2,434,444
Sirius XM Holdings Inc (c)	63,663	1,344,563
		80,628,381
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	154,810	36,908,252
TOTAL COMMUNICATION SERVICES		726,094,505

Consumer Discretionary - 7.7%
Automobile Components - 0.1%
BorgWarner Inc	76,509	2,815,531
Gentex Corp	75,617	1,997,801
Lear Corp	17,830	1,681,191
QuantumScape Corp Class A (b)(c)	138,248	1,188,933
		7,683,456
Automobiles - 0.4%
Ford Motor Co	1,331,841	14,743,480
General Motors Co	329,624	17,582,144
Harley-Davidson Inc	37,432	910,721
Lucid Group Inc Class A (b)(c)	416,815	1,025,365
Rivian Automotive Inc Class A (b)(c)	267,114	3,437,757
Thor Industries Inc (c)	17,066	1,552,835
		39,252,302
Broadline Retail - 2.4%
Amazon.com Inc (b)	898,739	210,403,787
Dillard's Inc Class A (c)	990	462,261
eBay Inc	157,068	14,410,989
Etsy Inc (b)	14,777	861,056
Macy's Inc	92,970	1,174,211
Ollie's Bargain Outlet Holdings Inc (b)	21,211	2,898,059
		230,210,363
Distributors - 0.1%
Genuine Parts Co	47,384	6,106,850
LKQ Corp	87,049	2,565,334
Pool Corp	10,102	3,112,830
		11,785,014
Diversified Consumer Services - 0.1%
ADT Inc	136,794	1,142,230
Bright Horizons Family Solutions Inc (b)	16,588	1,876,103
Grand Canyon Education Inc (b)	6,704	1,130,495
H&R Block Inc	36,963	2,008,569
Service Corp International/US	47,963	3,660,057
		9,817,454
Hotels, Restaurants & Leisure - 1.5%
Aramark	90,697	3,860,064
Booking Holdings Inc	680	3,742,761
Boyd Gaming Corp	19,491	1,654,786
Caesars Entertainment Inc (b)	69,197	1,846,176
Carnival Corp (b)	254,764	7,584,324
Choice Hotels International Inc (c)	6,317	806,744
Churchill Downs Inc	3,436	367,789
Darden Restaurants Inc	1,973	397,895
Domino's Pizza Inc	7,623	3,531,050
Hyatt Hotels Corp Class A (c)	13,488	1,901,403
Marriott International Inc/MD Class A1	18,112	4,778,489
McDonald's Corp	229,761	68,944,383
MGM Resorts International (b)	71,177	2,594,402
Norwegian Cruise Line Holdings Ltd (b)	14,519	371,106
Penn Entertainment Inc (b)	50,075	904,355
Starbucks Corp	336,308	29,985,221
Travel + Leisure Co	14,181	840,224
Vail Resorts Inc	2,207	331,624
Wendy's Co/The	31,098	306,315
Wyndham Hotels & Resorts Inc	2,623	225,578
Wynn Resorts Ltd	28,866	3,147,260
Yum! Brands Inc	63,050	9,088,658
		147,210,607
Household Durables - 0.7%
DR Horton Inc	93,679	13,381,108
Garmin Ltd	55,564	12,155,181
Lennar Corp Class A	78,115	8,762,941
Lennar Corp Class B (c)	3,271	350,585
Mohawk Industries Inc (b)	17,197	1,969,228
Newell Brands Inc	140,027	785,551
NVR Inc (b)	959	7,239,961
PulteGroup Inc	68,403	7,724,067
SharkNinja Inc (b)	19,568	2,271,845
Toll Brothers Inc	33,957	4,019,151
TopBuild Corp (b)	9,339	3,459,446
Whirlpool Corp (c)	17,991	1,493,973
		63,613,037
Leisure Products - 0.1%
Brunswick Corp/DE	21,954	1,279,699
Hasbro Inc	45,564	3,424,590
Mattel Inc (b)	107,678	1,831,603
YETI Holdings Inc (b)	27,664	1,016,375
		7,552,267
Specialty Retail - 1.8%
AutoNation Inc (b)	9,214	1,774,985
AutoZone Inc (b)	4,803	18,099,529
Bath & Body Works Inc	71,396	2,067,628
Best Buy Co Inc	66,259	4,310,811
CarMax Inc (b)	52,755	2,986,461
Dick's Sporting Goods Inc	18,593	3,932,605
Five Below Inc (b)	18,055	2,464,869
Floor & Decor Holdings Inc Class A (b)	24,341	1,865,494
GameStop Corp Class A (b)(c)	141,629	3,179,571
Gap Inc/The	77,271	1,503,694
Home Depot Inc/The	80,737	29,671,655
Lithia Motors Inc Class A	7,616	2,193,408
Lowe's Cos Inc	191,137	42,732,499
O'Reilly Automotive Inc (b)	23,149	2,276,010
Penske Automotive Group Inc	6,208	1,039,281
Restoration Hardware Inc (b)	4,261	876,147
Ross Stores Inc	87,955	12,009,376
TJX Cos Inc/The	190,562	23,730,686
Ulta Beauty Inc (b)	11,555	5,950,941
Valvoline Inc (b)	4,811	169,587
Wayfair Inc Class A (b)(c)	25,788	1,692,724
Williams-Sonoma Inc	34,405	6,435,455
		170,963,416
Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear Co	8,736	494,195
Crocs Inc (b)	18,240	1,819,075
Lululemon Athletica Inc (b)	15,414	3,090,969
NIKE Inc Class B	394,533	29,467,670
PVH Corp	17,519	1,286,245
Ralph Lauren Corp Class A	12,466	3,724,218
Skechers USA Inc Class A (b)	45,307	2,865,668
Tapestry Inc	5,732	619,228
Under Armour Inc Class A (b)	63,377	420,823
Under Armour Inc Class C (b)	62,346	392,780
VF Corp (c)	117,942	1,382,280
		45,563,151
TOTAL CONSUMER DISCRETIONARY		733,651,067

Consumer Staples - 7.9%
Beverages - 1.4%
Boston Beer Co Inc/The Class A (b)	2,737	566,778
Brown-Forman Corp Class A (c)	14,644	419,404
Brown-Forman Corp Class B (c)	49,507	1,428,277
Coca-Cola Co/The	677,262	45,979,317
Coca-Cola Consolidated Inc	15,003	1,676,585
Constellation Brands Inc Class A	44,666	7,461,009
Keurig Dr Pepper Inc	441,733	14,422,582
Molson Coors Beverage Co Class B	58,166	2,833,848
PepsiCo Inc	403,024	55,585,070
Primo Brands Corp Class A	86,090	2,376,945
		132,749,815
Consumer Staples Distribution & Retail - 2.2%
Albertsons Cos Inc Class A	138,920	2,670,042
BJ's Wholesale Club Holdings Inc (b)	38,247	4,050,357
Casey's General Stores Inc	10,731	5,581,515
Dollar General Corp	74,917	7,858,793
Dollar Tree Inc (b)	69,278	7,866,517
Kroger Co/The	206,588	14,481,819
Maplebear Inc (b)	59,793	2,868,270
Performance Food Group Co (b)	45,771	4,595,408
Sysco Corp	76,880	6,119,648
Target Corp	154,973	15,574,787
US Foods Holding Corp (b)	78,176	6,514,406
Walgreens Boots Alliance Inc	247,761	2,883,938
Walmart Inc	1,334,274	130,732,167
		211,797,667
Food Products - 1.1%
Archer-Daniels-Midland Co	162,983	8,830,419
Bunge Global SA	45,710	3,645,830
Conagra Brands Inc	164,652	3,006,546
Darling Ingredients Inc (b)	46,610	1,509,232
Flowers Foods Inc	62,616	992,464
Freshpet Inc (b)	11,564	790,052
General Mills Inc	186,530	9,136,239
Hershey Co/The	43,661	8,126,622
Hormel Foods Corp	100,287	2,817,062
Ingredion Inc	22,117	2,909,270
JM Smucker Co	35,607	3,822,055
Kellanova	94,380	7,534,355
Kraft Heinz Co/The	290,867	7,987,208
Lamb Weston Holdings Inc	47,289	2,698,783
McCormick & Co Inc/MD	86,286	6,094,380
Mondelez International Inc	441,140	28,537,347
Pilgrim's Pride Corp	13,845	656,115
Post Holdings Inc (b)(c)	16,899	1,788,083
Seaboard Corp	87	275,545
Smithfield Foods Inc	8,502	205,068
The Campbell's Company	65,034	2,075,885
Tyson Foods Inc Class A	95,603	5,000,037
		108,438,597
Household Products - 1.6%
Church & Dwight Co Inc	84,096	7,885,682
Clorox Co/The	42,078	5,283,314
Colgate-Palmolive Co	144,464	12,113,306
Kimberly-Clark Corp	72,590	9,046,166
Procter & Gamble Co/The	800,041	120,382,169
Reynolds Consumer Products Inc	18,333	412,309
		155,122,946
Personal Care Products - 0.3%
BellRing Brands Inc (b)	42,560	2,322,925
Coty Inc Class A (b)	115,714	561,213
elf Beauty Inc (b)	18,365	2,225,654
Estee Lauder Cos Inc/The Class A	79,806	7,449,092
Kenvue Inc	648,282	13,899,166
		26,458,050
Tobacco - 1.3%
Altria Group Inc	574,803	35,603,298
Philip Morris International Inc	530,935	87,099,887
		122,703,185
TOTAL CONSUMER STAPLES		757,270,260

Energy - 6.0%
Energy Equipment & Services - 0.4%
Baker Hughes Co Class A	338,200	15,235,910
Halliburton Co	293,128	6,566,067
NOV Inc	125,302	1,576,299
Schlumberger NV	471,352	15,931,698
Weatherford International PLC	23,896	1,351,318
		40,661,292
Oil, Gas & Consumable Fuels - 5.6%
Antero Midstream Corp	112,204	2,058,943
Antero Resources Corp (b)	99,940	3,490,904
APA Corp	118,927	2,294,102
Cheniere Energy Inc	41,360	9,755,997
Chevron Corp	654,358	99,226,848
Chord Energy Corp	19,812	2,185,858
Civitas Resources Inc	30,993	940,947
ConocoPhillips	431,447	41,134,158
Coterra Energy Inc	257,154	6,271,986
Devon Energy Corp	212,527	7,060,147
Diamondback Energy Inc	65,120	9,680,739
DT Midstream Inc	34,955	3,590,927
EOG Resources Inc	188,198	22,587,524
EQT Corp	203,194	10,921,678
Expand Energy Corp	74,898	7,847,812
Exxon Mobil Corp	1,476,466	164,832,665
HF Sinclair Corp	48,248	2,120,017
Kinder Morgan Inc	662,424	18,587,617
Marathon Petroleum Corp	106,248	18,082,347
Matador Resources Co	39,158	1,953,201
Occidental Petroleum Corp	229,834	10,098,906
ONEOK Inc	213,057	17,494,110
Ovintiv Inc	89,285	3,676,756
Permian Resources Corp Class A	220,295	3,119,377
Phillips 66	129,075	15,951,089
Range Resources Corp	81,728	3,001,052
Valero Energy Corp	106,432	14,614,178
Viper Energy Inc Class A (c)	44,082	1,660,128
Williams Cos Inc/The	392,954	23,557,592
		527,797,605
TOTAL ENERGY		568,458,897

Financials - 22.6%
Banks - 7.3%
Bank of America Corp	2,151,294	101,691,667
Bank OZK	35,770	1,763,461
BOK Financial Corp	7,488	760,257
Citigroup Inc	518,709	48,603,033
Citizens Financial Group Inc	148,875	7,104,315
Columbia Banking System Inc	70,024	1,666,571
Comerica Inc	45,148	3,050,650
Commerce Bancshares Inc/MO	41,331	2,529,457
Cullen/Frost Bankers Inc	19,931	2,539,409
East West Bancorp Inc	46,338	4,645,385
Fifth Third Bancorp	228,106	9,482,366
First Citizens BancShares Inc/NC Class A	3,375	6,732,315
First Hawaiian Inc	41,998	1,018,452
First Horizon Corp (c)	172,832	3,769,466
FNB Corp/PA	118,915	1,821,778
Huntington Bancshares Inc/OH	494,266	8,120,790
JPMorgan Chase & Co	946,434	280,371,608
KeyCorp	322,858	5,785,615
M&T Bank Corp	55,595	10,490,777
Pinnacle Financial Partners Inc	23,820	2,093,540
PNC Financial Services Group Inc/The	134,721	25,633,365
Prosperity Bancshares Inc	30,677	2,043,702
Regions Financial Corp	306,989	7,776,031
SouthState Corp	34,603	3,258,565
Synovus Financial Corp	46,470	2,195,243
TFS Financial Corp	17,399	228,100
Truist Financial Corp	447,322	19,552,445
US Bancorp	532,505	23,941,425
Webster Financial Corp	57,698	3,326,290
Wells Fargo & Co	1,110,516	89,540,905
Western Alliance Bancorp	29,779	2,309,659
Wintrust Financial Corp	22,861	2,925,751
Zions Bancorp NA	50,332	2,698,802
		689,471,195
Capital Markets - 6.2%
Affiliated Managers Group Inc	9,367	1,965,852
Ameriprise Financial Inc	2,949	1,528,142
Bank of New York Mellon Corp/The	226,168	22,944,744
Blackrock Inc	51,987	57,498,142
Carlyle Group Inc/The	89,521	5,430,344
Cboe Global Markets Inc	35,729	8,612,118
Charles Schwab Corp/The	530,664	51,861,793
CME Group Inc Class A	122,466	34,079,838
Coinbase Global Inc Class A (b)	63,447	23,967,739
Evercore Inc Class A	12,658	3,811,830
FactSet Research Systems Inc	12,137	4,889,997
Franklin Resources Inc	103,049	2,473,176
Goldman Sachs Group Inc/The	98,205	71,060,156
Hamilton Lane Inc Class A	4,645	707,434
Houlihan Lokey Inc Class A	11,226	2,140,349
Interactive Brokers Group Inc Class A	136,776	8,967,035
Intercontinental Exchange Inc	194,310	35,914,317
Invesco Ltd	126,402	2,655,706
Janus Henderson Group PLC	42,070	1,821,631
Jefferies Financial Group Inc	38,788	2,236,516
KKR & Co Inc Class A	173,661	25,455,229
Lazard Inc	29,716	1,544,638
MarketAxess Holdings Inc	12,227	2,512,649
Morgan Stanley	392,559	55,923,955
Morningstar Inc	2,524	697,785
MSCI Inc	13,040	7,320,134
Nasdaq Inc	140,631	13,531,515
Northern Trust Corp	66,006	8,580,780
Raymond James Financial Inc	62,425	10,433,090
Robinhood Markets Inc Class A (b)	218,491	22,515,498
S&P Global Inc	104,616	57,653,878
SEI Investments Co	35,934	3,166,504
State Street Corp	98,339	10,989,383
Stifel Financial Corp	34,322	3,916,827
T Rowe Price Group Inc	74,885	7,597,083
TPG Inc Class A	2,640	150,665
Tradeweb Markets Inc Class A	36,469	5,052,780
Virtu Financial Inc Class A	27,030	1,193,104
		582,802,356
Consumer Finance - 1.1%
Ally Financial Inc	84,094	3,182,958
American Express Co	125,789	37,649,906
Capital One Financial Corp	214,270	46,068,050
Credit Acceptance Corp (b)(c)	2,062	1,010,957
OneMain Holdings Inc	39,928	2,307,439
SLM Corp	60,464	1,922,755
SoFi Technologies Inc Class A (b)	312,746	7,061,805
Synchrony Financial	130,196	9,070,755
		108,274,625
Financial Services - 4.2%
Affirm Holdings Inc Class A (b)	36,459	2,499,629
Apollo Global Management Inc	42,750	6,212,430
Berkshire Hathaway Inc Class B (b)	628,482	296,568,086
Block Inc Class A (b)	117,037	9,042,279
Corebridge Financial Inc	83,175	2,957,703
Euronet Worldwide Inc (b)	13,589	1,320,579
Fidelity National Information Services Inc	179,617	14,263,386
Fiserv Inc (b)	136,160	18,918,070
Global Payments Inc	83,461	6,672,707
Jack Henry & Associates Inc	24,890	4,226,695
MGIC Investment Corp	78,178	2,024,810
Mr Cooper Group Inc (b)	21,653	3,371,805
PayPal Holdings Inc (b)	332,004	22,828,595
Rocket Cos Inc Class A (c)	77,505	1,144,749
UWM Holdings Corp Class A	46,302	186,134
Voya Financial Inc	33,579	2,350,530
Western Union Co/The	110,958	893,212
WEX Inc (b)	10,451	1,773,326
		397,254,725
Insurance - 3.7%
AFLAC Inc	165,968	16,490,580
Allstate Corp/The	89,955	18,283,354
American Financial Group Inc/OH	22,937	2,864,831
American International Group Inc	198,864	15,437,812
Aon PLC	5,373	1,911,230
Arch Capital Group Ltd	124,567	10,720,236
Arthur J Gallagher & Co	81,134	23,305,742
Assurant Inc	17,502	3,278,125
Assured Guaranty Ltd	15,622	1,321,309
Axis Capital Holdings Ltd	25,444	2,387,665
Brighthouse Financial Inc (b)	19,186	918,050
Brown & Brown Inc	83,892	7,665,212
Chubb Ltd	126,686	33,703,543
Cincinnati Financial Corp	52,692	7,772,597
CNA Financial Corp	7,160	317,402
Everest Group Ltd	12,389	4,160,226
Fidelity National Financial Inc/US	88,851	5,013,862
First American Financial Corp	32,970	1,979,849
Globe Life Inc	28,471	3,999,321
Hanover Insurance Group Inc/The	12,020	2,062,993
Hartford Insurance Group Inc/The	96,725	12,031,623
Kemper Corp	20,494	1,262,225
Lincoln National Corp	57,142	2,177,682
Loews Corp	58,353	5,283,281
Markel Group Inc (b)	3,390	6,808,103
Marsh & McLennan Cos Inc	148,099	29,501,321
MetLife Inc	191,847	14,570,780
Old Republic International Corp	76,660	2,772,792
Primerica Inc	11,419	3,033,229
Principal Financial Group Inc	75,789	5,898,658
Progressive Corp/The	189,574	45,884,491
Prudential Financial Inc	121,028	12,536,080
Reinsurance Group of America Inc	22,612	4,351,679
RLI Corp	25,967	1,713,562
The Travelers Companies, Inc.	77,001	20,038,740
Unum Group	59,355	4,262,283
W R Berkley Corp	103,612	7,129,542
White Mountains Insurance Group Ltd	838	1,498,176
Willis Towers Watson PLC	33,771	10,665,220
		355,013,406
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp (c)	327,478	3,088,118
Annaly Capital Management Inc	205,047	4,168,606
Rithm Capital Corp	177,562	2,136,070
Starwood Property Trust Inc	114,723	2,232,509
		11,625,303
TOTAL FINANCIALS		2,144,441,610

Health Care - 11.2%
Biotechnology - 1.0%
Amgen Inc	48,028	14,173,063
Biogen Inc (b)	49,747	6,367,616
BioMarin Pharmaceutical Inc (b)	65,384	3,782,464
Exact Sciences Corp (b)	61,042	2,865,922
Exelixis Inc (b)	17,343	628,163
Gilead Sciences Inc	309,981	34,807,767
Incyte Corp (b)	40,556	3,037,239
Insmed Inc (b)	3,766	404,016
Ionis Pharmaceuticals Inc (b)	3,648	156,791
Moderna Inc (b)	121,896	3,603,246
Neurocrine Biosciences Inc (b)	4,681	600,245
Regeneron Pharmaceuticals Inc	35,540	19,385,648
Revolution Medicines Inc (b)	58,131	2,166,542
Roivant Sciences Ltd (b)	127,140	1,444,310
Sarepta Therapeutics Inc (b)(c)	5,168	84,859
United Therapeutics Corp (b)	15,235	4,185,055
Viking Therapeutics Inc (b)(c)	33,656	1,096,176
		98,789,122
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	589,974	74,448,819
Align Technology Inc (b)	23,446	3,024,768
Baxter International Inc	173,130	3,767,309
Becton Dickinson & Co	97,493	17,378,127
Boston Scientific Corp (b)	416,153	43,662,773
Cooper Cos Inc/The (b)	68,100	4,813,989
DENTSPLY SIRONA Inc	66,746	955,135
Edwards Lifesciences Corp (b)	196,148	15,556,498
Envista Holdings Corp (b)	56,254	1,062,638
GE HealthCare Technologies Inc	156,184	11,139,043
Globus Medical Inc Class A (b)	37,591	1,978,414
Hologic Inc (b)	76,262	5,095,827
Medtronic PLC	436,876	39,423,690
ResMed Inc	37,998	10,333,176
Solventum Corp (b)	47,832	3,413,292
STERIS PLC	33,497	7,586,736
Stryker Corp	87,092	34,203,641
Teleflex Inc	14,965	1,788,318
Zimmer Biomet Holdings Inc	67,553	6,191,232
		285,823,425
Health Care Providers & Services - 2.3%
Acadia Healthcare Co Inc (b)	30,432	662,505
Amedisys Inc (b)(c)	10,827	1,067,542
Cardinal Health Inc	40,903	6,348,964
Centene Corp (b)	170,231	4,437,922
Chemed Corp	4,388	1,809,172
Cigna Group/The	83,952	22,447,086
CVS Health Corp	426,916	26,511,484
Elevance Health Inc	77,102	21,826,034
Encompass Health Corp	34,261	3,772,479
HCA Healthcare Inc	47,015	16,642,840
Henry Schein Inc (b)	36,745	2,485,799
Humana Inc	41,166	10,286,148
Labcorp Holdings Inc	28,527	7,419,302
McKesson Corp	3,242	2,248,457
Molina Healthcare Inc (b)	8,106	1,279,694
Quest Diagnostics Inc	38,009	6,363,087
Tenet Healthcare Corp (b)	31,298	5,047,741
UnitedHealth Group Inc	310,138	77,398,039
Universal Health Services Inc Class B	19,035	3,168,376
		221,222,671
Health Care Technology - 0.0%
Certara Inc (b)(c)	40,711	400,596
Veeva Systems Inc Class A (b)	10,421	2,961,648
		3,362,244
Life Sciences Tools & Services - 1.8%
Agilent Technologies Inc	96,948	11,130,600
Avantor Inc (b)	228,367	3,069,252
Bio-Rad Laboratories Inc Class A (b)	6,501	1,572,917
Bio-Techne Corp	54,204	2,966,585
Bruker Corp	34,627	1,330,716
Charles River Laboratories International Inc (b)	16,893	2,865,729
Danaher Corp	217,250	42,833,010
Illumina Inc (b)	53,937	5,539,869
IQVIA Holdings Inc (b)	59,679	11,091,939
Mettler-Toledo International Inc (b)	7,088	8,744,324
QIAGEN NV (c)	73,337	3,618,448
Repligen Corp (b)	15,467	1,810,722
Revvity Inc	41,316	3,631,676
Sotera Health Co (b)	46,690	536,467
Thermo Fisher Scientific Inc	128,614	60,150,196
Waters Corp (b)	9,840	2,841,398
West Pharmaceutical Services Inc	24,388	5,835,073
		169,568,921
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co	560,836	24,289,807
Elanco Animal Health Inc (b)	171,681	2,348,596
Jazz Pharmaceuticals PLC (b)	19,892	2,280,220
Johnson & Johnson	819,968	135,081,529
Merck & Co Inc	858,609	67,074,536
Organon & Co	87,236	846,189
Perrigo Co PLC	45,772	1,220,739
Pfizer Inc	1,935,342	45,074,115
Royalty Pharma PLC Class A	133,351	4,907,317
Viatris Inc	408,210	3,567,755
Zoetis Inc Class A	30,908	4,506,077
		291,196,880
TOTAL HEALTH CARE		1,069,963,263

Industrials - 13.4%
Aerospace & Defense - 2.9%
ATI Inc (b)	47,903	3,685,657
Boeing Co (b)	212,034	47,037,623
BWX Technologies Inc	25,830	3,924,352
Curtiss-Wright Corp	12,819	6,284,130
General Dynamics Corp	86,109	26,832,425
Hexcel Corp (c)	26,825	1,607,086
Huntington Ingalls Industries Inc	13,445	3,749,273
L3Harris Technologies Inc	63,636	17,488,446
Leonardo DRS Inc	15,344	638,310
Loar Holdings Inc (b)	1,358	100,369
Lockheed Martin Corp	51,360	21,621,533
Northrop Grumman Corp	46,225	26,653,797
RTX Corp	455,871	71,831,593
Spirit AeroSystems Holdings Inc Class A (b)	34,929	1,376,203
StandardAero Inc	43,283	1,235,730
Textron Inc	61,569	4,788,221
TransDigm Group Inc	15,554	25,017,987
Woodward Inc	20,235	5,202,014
		269,074,749
Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc	40,362	4,654,546
Expeditors International of Washington Inc	46,821	5,442,473
FedEx Corp	74,293	16,603,743
GXO Logistics Inc (b)	38,501	1,913,884
United Parcel Service Inc Class B	250,147	21,552,666
		50,167,312
Building Products - 0.8%
A O Smith Corp	38,775	2,744,882
Advanced Drainage Systems Inc	23,690	2,718,428
Allegion plc	29,435	4,883,855
Armstrong World Industries Inc	10,197	1,918,769
Builders FirstSource Inc (b)	38,184	4,854,332
Carlisle Cos Inc	12,932	4,587,110
Carrier Global Corp	274,750	18,853,345
Fortune Brands Innovations Inc	40,561	2,212,197
Hayward Holdings Inc (b)	66,570	1,023,846
Johnson Controls International plc	225,042	23,629,410
Masco Corp	72,407	4,933,089
Owens Corning	29,137	4,062,572
Simpson Manufacturing Co Inc	12,892	2,313,212
Trex Co Inc (b)	35,778	2,298,379
		81,033,426
Commercial Services & Supplies - 0.3%
Clean Harbors Inc (b)	17,393	4,101,443
Copart Inc (b)	20,350	922,466
MSA Safety Inc (c)	12,404	2,206,299
Republic Services Inc	68,980	15,910,237
Tetra Tech Inc	72,924	2,679,228
Veralto Corp	49,253	5,163,192
		30,982,865
Construction & Engineering - 0.3%
AECOM	45,245	5,100,921
API Group Corp (b)	126,308	4,555,930
EMCOR Group Inc	9,925	6,227,839
Everus Construction Group Inc	17,036	1,265,093
MasTec Inc (b)	16,461	3,114,586
Quanta Services Inc	11,391	4,626,227
Valmont Industries Inc	6,654	2,421,723
WillScot Holdings Corp	44,564	1,307,953
		28,620,272
Electrical Equipment - 1.4%
Acuity Inc	10,651	3,316,189
AMETEK Inc	78,473	14,505,734
Eaton Corp PLC	133,540	51,375,509
Emerson Electric Co	192,061	27,946,796
Generac Holdings Inc (b)	20,101	3,913,464
Hubbell Inc	18,253	7,985,322
nVent Electric PLC	55,813	4,376,855
Regal Rexnord Corp	22,758	3,479,243
Rockwell Automation Inc	35,469	12,474,802
Sensata Technologies Holding PLC	48,629	1,495,828
		130,869,742
Ground Transportation - 1.2%
Avis Budget Group Inc (b)	3,729	634,825
CSX Corp	639,830	22,739,558
JB Hunt Transport Services Inc	27,416	3,949,275
Knight-Swift Transportation Holdings Inc	52,786	2,243,405
Landstar System Inc	11,625	1,550,426
Lyft Inc Class A (b)	112,169	1,577,096
Norfolk Southern Corp	76,979	21,400,162
Old Dominion Freight Line Inc	60,089	8,968,283
Ryder System Inc	13,483	2,396,064
Saia Inc (b)	9,247	2,794,813
Schneider National Inc Class B	17,355	424,330
U-Haul Holding Co (b)(c)	1,577	91,245
U-Haul Holding Co Class N	21,028	1,093,456
Union Pacific Corp	187,677	41,658,664
XPO Inc (b)	31,238	3,757,619
		115,279,221
Industrial Conglomerates - 0.8%
3M Co	154,258	23,018,379
Honeywell International Inc	219,408	48,785,369
		71,803,748
Machinery - 3.5%
AGCO Corp	20,801	2,453,894
Allison Transmission Holdings Inc	23,699	2,134,569
Caterpillar Inc	138,368	60,607,951
CNH Industrial NV Class A	301,786	3,911,147
Crane Co	16,980	3,324,175
Cummins Inc	46,946	17,258,289
Deere & Co	83,271	43,664,814
Donaldson Co Inc	39,965	2,876,281
Dover Corp	46,393	8,403,628
Esab Corp	19,085	2,560,634
Flowserve Corp	43,684	2,448,051
Fortive Corp	116,140	5,566,590
Gates Industrial Corp PLC (b)	84,998	2,107,950
Graco Inc	56,830	4,772,583
IDEX Corp	25,931	4,239,978
Illinois Tool Works Inc	67,237	17,210,655
Ingersoll Rand Inc	137,868	11,667,769
ITT Inc	27,620	4,694,295
Lincoln Electric Holdings Inc	18,605	4,530,318
Middleby Corp/The (b)	16,907	2,454,896
Mueller Industries Inc	37,442	3,196,424
Nordson Corp	18,512	3,965,456
Oshkosh Corp	21,447	2,713,689
Otis Worldwide Corp	134,766	11,548,099
PACCAR Inc	175,728	17,354,897
Parker-Hannifin Corp	43,880	32,115,772
Pentair PLC	55,808	5,703,578
RBC Bearings Inc (b)	8,530	3,304,010
Snap-on Inc	17,483	5,615,365
Stanley Black & Decker Inc	53,222	3,600,468
Timken Co/The	20,975	1,595,988
Toro Co/The	33,448	2,483,514
Westinghouse Air Brake Technologies Corp	57,867	11,113,357
Xylem Inc/NY	83,041	12,009,389
		323,208,473
Marine Transportation - 0.0%
Kirby Corp (b)	19,006	1,811,461
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	33,970	1,799,051
American Airlines Group Inc (b)	204,956	2,354,944
Delta Air Lines Inc	222,662	11,847,846
Southwest Airlines Co (c)	156,509	4,840,823
United Airlines Holdings Inc (b)	111,086	9,810,005
		30,652,669
Professional Services - 0.8%
Amentum Holdings Inc	53,471	1,335,171
Automatic Data Processing Inc	10,241	3,169,590
Broadridge Financial Solutions Inc	3,562	881,631
CACI International Inc (b)	7,481	3,445,524
Clarivate PLC (b)(c)	118,688	456,949
Concentrix Corp (c)	15,218	790,879
Dayforce Inc (b)	48,057	2,771,447
Dun & Bradstreet Holdings Inc	103,267	939,730
Equifax Inc	34,944	8,394,597
FTI Consulting Inc (b)	11,205	1,863,952
Genpact Ltd	53,932	2,375,705
Jacobs Solutions Inc	41,490	5,886,186
KBR Inc	39,810	1,860,719
Leidos Holdings Inc	43,530	6,949,565
ManpowerGroup Inc	15,412	635,745
Parsons Corp (b)(c)	17,676	1,311,559
Paychex Inc (c)	75,653	10,918,998
Paycom Software Inc	7,797	1,805,317
Paylocity Holding Corp (b)	1,239	229,066
Robert Half Inc	33,126	1,222,681
Science Applications International Corp	15,748	1,755,587
SS&C Technologies Holdings Inc	72,404	6,189,094
TransUnion	66,755	6,354,408
Verisk Analytics Inc	19,151	5,337,575
		76,881,675
Trading Companies & Distributors - 0.6%
Air Lease Corp Class A (c)	34,928	1,935,011
Applied Industrial Technologies Inc	13,121	3,562,352
Core & Main Inc Class A (b)	26,702	1,699,315
Fastenal Co	70,837	3,267,711
Ferguson Enterprises Inc	62,172	13,884,873
MSC Industrial Direct Co Inc Class A	14,740	1,276,778
QXO Inc (b)	204,180	4,095,851
SiteOne Landscape Supply Inc (b)	10,045	1,384,502
United Rentals Inc	22,121	19,531,516
Watsco Inc	11,886	5,359,160
Wesco International Inc	16,506	3,416,082
WW Grainger Inc	2,171	2,256,841
		61,669,992
TOTAL INDUSTRIALS		1,272,055,605

Information Technology - 9.5%
Communications Equipment - 1.3%
Ciena Corp (b)	48,316	4,485,657
Cisco Systems Inc	1,356,086	92,322,336
F5 Inc (b)	19,638	6,154,942
Lumentum Holdings Inc (b)	21,303	2,345,034
Motorola Solutions Inc	32,879	14,433,223
		119,741,192
Electronic Equipment, Instruments & Components - 0.9%
Arrow Electronics Inc (b)	17,303	2,007,148
Avnet Inc	28,801	1,524,725
CDW Corp/DE	41,762	7,282,458
Cognex Corp	56,253	2,293,435
Coherent Corp (b)	52,408	5,639,101
Corning Inc	266,384	16,846,124
Crane NXT Co (c)	16,416	974,125
Flex Ltd (b)	130,260	6,496,066
Ingram Micro Holding Corp (c)	6,812	134,333
IPG Photonics Corp (b)(c)	8,368	626,680
Jabil Inc	12,285	2,741,643
Keysight Technologies Inc (b)	58,858	9,647,415
Littelfuse Inc	8,231	2,118,083
Ralliant Corp	37,945	1,734,845
TD SYNNEX Corp	27,019	3,901,273
Teledyne Technologies Inc (b)	15,876	8,747,994
Trimble Inc (b)	81,478	6,835,189
Vontier Corp	49,566	2,055,502
Zebra Technologies Corp Class A (b)	17,407	5,901,321
		87,507,460
IT Services - 1.4%
Akamai Technologies Inc (b)	49,326	3,764,067
Amdocs Ltd	38,127	3,254,521
Cognizant Technology Solutions Corp Class A	168,181	12,068,669
DXC Technology Co (b)	60,260	820,138
EPAM Systems Inc (b)	18,938	2,986,712
Globant SA (b)(c)	13,068	1,101,110
IBM Corporation	317,033	80,256,904
Kyndryl Holdings Inc (b)	74,999	2,832,712
MongoDB Inc Class A (b)	24,319	5,785,247
Okta Inc Class A (b)(c)	34,425	3,366,765
Twilio Inc Class A (b)	40,041	5,165,289
VeriSign Inc	28,708	7,718,720
		129,120,854
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices Inc (b)	227,838	40,170,118
Amkor Technology Inc	38,396	866,214
Analog Devices Inc	169,171	38,000,882
Applied Materials Inc	198,340	35,713,100
Cirrus Logic Inc (b)	17,773	1,789,919
Entegris Inc	43,261	3,394,258
First Solar Inc (b)	34,614	6,048,104
GlobalFoundries Inc (b)	34,490	1,289,581
Intel Corp	1,489,755	29,497,149
Lattice Semiconductor Corp (b)	6,835	340,588
MACOM Technology Solutions Holdings Inc (b)(c)	15,953	2,187,794
Marvell Technology Inc	274,169	22,034,963
Microchip Technology Inc	180,085	12,171,945
Micron Technology Inc	380,887	41,570,007
MKS Inc	22,516	2,143,073
ON Semiconductor Corp (b)	143,971	8,114,206
Onto Innovation Inc (b)	12,679	1,201,335
Qorvo Inc (b)	31,242	2,611,831
QUALCOMM Inc	289,085	42,426,115
Skyworks Solutions Inc	52,726	3,613,840
Teradyne Inc	55,005	5,909,187
Texas Instruments Inc	183,066	33,145,930
Universal Display Corp	14,735	2,127,734
		336,367,873
Software - 1.9%
Aurora Innovation Inc Class A (b)(c)	330,344	1,919,299
BILL Holdings Inc (b)	30,966	1,326,893
Ccc Intelligent Solutions Holdings Inc Class A (b)	173,850	1,681,130
Docusign Inc (b)	16,489	1,247,228
Dolby Laboratories Inc Class A	20,264	1,526,690
Dropbox Inc Class A (b)	49,954	1,357,250
Fair Isaac Corp (b)	1,400	2,011,408
Gen Digital Inc	167,396	4,936,508
Informatica Inc Class A (b)	35,216	869,835
MicroStrategy Inc Class A (b)	80,419	32,317,179
nCino Inc (b)(c)	30,781	859,559
Nutanix Inc Class A (b)	65,727	4,940,699
Pegasystems Inc	19,478	1,143,553
PTC Inc (b)	36,055	7,744,975
Roper Technologies Inc	36,610	20,150,144
Rubrik Inc Class A (b)	13,111	1,244,889
SailPoint Inc	20,206	451,402
Salesforce Inc	282,558	72,993,209
SentinelOne Inc Class A (b)	27,182	498,518
Synopsys Inc (b)	16,747	10,608,722
Teradata Corp (b)	24,650	515,925
Tyler Technologies Inc (b)	2,465	1,440,940
UiPath Inc Class A (b)	146,015	1,715,676
Unity Software Inc (b)	102,876	3,431,943
Zoom Communications Inc Class A (b)	89,677	6,640,582
		183,574,156
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies Inc Class C	93,614	12,421,642
Hewlett Packard Enterprise Co	447,470	9,258,154
HP Inc	322,070	7,987,336
NetApp Inc	42,108	4,384,706
Pure Storage Inc Class A (b)	14,828	882,562
Sandisk Corp/DE	45,224	1,941,014
Super Micro Computer Inc (b)(c)	94,822	5,591,653
Western Digital Corp	118,084	9,292,030
		51,759,097
TOTAL INFORMATION TECHNOLOGY		908,070,632

Materials - 4.0%
Chemicals - 2.1%
Air Products and Chemicals Inc	75,745	21,805,471
Albemarle Corp (c)	40,772	2,766,380
Ashland Inc	15,729	810,987
Axalta Coating Systems Ltd (b)	73,152	2,071,665
Celanese Corp	37,415	1,954,185
CF Industries Holdings Inc	56,577	5,252,043
Corteva Inc	233,163	16,818,047
Dow Inc	242,018	5,636,599
DuPont de Nemours Inc	143,081	10,287,524
Eastman Chemical Co	39,765	2,887,337
Ecolab Inc	64,194	16,803,421
Element Solutions Inc	75,590	1,783,924
FMC Corp	41,624	1,625,001
Huntsman Corp	55,092	534,392
International Flavors & Fragrances Inc	87,644	6,225,353
Linde PLC	159,973	73,629,174
LyondellBasell Industries NV Class A1	87,614	5,075,479
Mosaic Co/The	108,420	3,904,204
NewMarket Corp	1,984	1,363,008
Olin Corp	38,597	731,027
PPG Industries Inc	77,718	8,199,249
RPM International Inc	43,436	5,099,821
Scotts Miracle-Gro Co/The	14,658	918,470
Sherwin-Williams Co/The	7,319	2,421,711
Westlake Corp	11,215	889,350
		199,493,822
Construction Materials - 0.5%
CRH PLC	231,283	22,075,962
Eagle Materials Inc	10,379	2,327,906
James Hardie Industries PLC ADR (b)	17,773	461,032
Martin Marietta Materials Inc	20,490	11,779,291
Vulcan Materials Co	45,124	12,394,209
		49,038,400
Containers & Packaging - 0.6%
Amcor PLC	776,758	7,262,687
AptarGroup Inc	22,535	3,541,150
Avery Dennison Corp	26,647	4,470,567
Ball Corp	96,451	5,522,784
Crown Holdings Inc	39,751	3,949,659
Graphic Packaging Holding CO (c)	99,866	2,233,004
International Paper Co	178,946	8,363,937
Packaging Corp of America	30,140	5,839,625
Sealed Air Corp	48,871	1,430,454
Silgan Holdings Inc	29,620	1,378,219
Smurfit WestRock PLC	177,893	7,894,891
Sonoco Products Co	33,010	1,487,761
		53,374,738
Metals & Mining - 0.8%
Alcoa Corp	86,661	2,597,230
Carpenter Technology Corp	13,617	3,395,944
Cleveland-Cliffs Inc (b)	163,200	1,716,863
Freeport-McMoRan Inc	487,879	19,632,251
MP Materials Corp (b)(c)	43,367	2,667,071
Newmont Corp	379,504	23,567,198
Nucor Corp	78,434	11,221,552
Reliance Inc	18,028	5,230,464
Royal Gold Inc	22,655	3,430,420
Steel Dynamics Inc	43,435	5,540,569
		78,999,562
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	21,138	1,911,087
TOTAL MATERIALS		382,817,609

Real Estate - 4.2%
Diversified REITs - 0.0%
WP Carey Inc	74,179	4,759,325
Health Care REITs - 0.6%
Alexandria Real Estate Equities Inc	58,731	4,488,810
Healthcare Realty Trust Inc	110,088	1,690,952
Healthpeak Properties Inc	237,970	4,031,212
Medical Properties Trust Inc (c)	166,807	687,245
Omega Healthcare Investors Inc	98,758	3,841,686
Ventas Inc	148,561	9,980,328
Welltower Inc	223,103	36,827,612
		61,547,845
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	235,776	3,706,399
Park Hotels & Resorts Inc	65,647	699,797
		4,406,196
Industrial REITs - 0.5%
Americold Realty Trust Inc	95,609	1,537,393
EastGroup Properties Inc	18,054	2,947,135
First Industrial Realty Trust Inc	42,917	2,090,916
Lineage Inc (c)	23,691	1,022,267
Prologis Inc	316,076	33,750,595
Rexford Industrial Realty Inc	82,007	2,995,716
STAG Industrial Inc Class A	62,598	2,148,989
		46,493,011
Office REITs - 0.1%
BXP Inc	54,526	3,567,636
Cousins Properties Inc	55,949	1,516,218
Highwoods Properties Inc	35,551	1,031,334
Kilroy Realty Corp	39,327	1,449,593
Vornado Realty Trust	59,123	2,271,506
		9,836,287
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (b)	90,343	14,070,019
CoStar Group Inc (b)	124,798	11,879,522
Howard Hughes Holdings Inc (b)	10,345	711,011
Jones Lang LaSalle Inc (b)	11,864	3,207,551
Zillow Group Inc Class A (b)	17,913	1,374,823
Zillow Group Inc Class C (b)	53,997	4,295,461
		35,538,387
Residential REITs - 0.6%
American Homes 4 Rent Class A	117,280	4,068,443
AvalonBay Communities Inc	48,452	9,025,639
Camden Property Trust	36,893	4,028,716
Equity LifeStyle Properties Inc	65,189	3,906,124
Equity Residential	129,155	8,162,596
Essex Property Trust Inc	21,727	5,652,931
Invitation Homes Inc	208,489	6,390,188
Mid-America Apartment Communities Inc	39,665	5,649,486
Sun Communities Inc	35,070	4,349,732
UDR Inc	107,114	4,208,509
		55,442,364
Retail REITs - 0.5%
Agree Realty Corp (c)	36,318	2,604,001
Brixmor Property Group Inc	105,624	2,759,955
Federal Realty Investment Trust	28,529	2,629,233
Kimco Realty Corp	228,391	4,848,741
NNN REIT Inc	62,728	2,588,157
Realty Income Corp	303,292	17,023,780
Regency Centers Corp	61,901	4,419,731
Simon Property Group Inc	85,949	14,077,587
		50,951,185
Specialized REITs - 1.5%
Crown Castle Inc	147,932	15,546,174
CubeSmart	78,197	3,042,645
Digital Realty Trust Inc	114,944	20,280,719
EPR Properties	25,011	1,376,605
Equinix Inc	33,303	26,148,517
Extra Space Storage Inc	71,833	9,651,482
Gaming and Leisure Properties Inc	90,594	4,129,275
Iron Mountain Inc	100,107	9,746,418
Millrose Properties Inc Class A	40,170	1,204,698
National Storage Affiliates Trust	23,603	695,344
Public Storage Operating Co	46,676	12,693,071
Rayonier Inc	51,931	1,210,512
SBA Communications Corp Class A	36,645	8,234,864
VICI Properties Inc	359,051	11,705,063
Weyerhaeuser Co	247,397	6,197,295
		131,862,682
TOTAL REAL ESTATE		400,837,282

Utilities - 4.6%
Electric Utilities - 3.0%
Alliant Energy Corp	87,607	5,695,331
American Electric Power Co Inc	182,190	20,612,977
Constellation Energy Corp	106,760	37,135,398
Duke Energy Corp	264,785	32,208,447
Edison International	130,130	6,782,376
Entergy Corp	146,864	13,280,912
Evergy Inc	78,542	5,560,774
Eversource Energy	125,504	8,295,814
Exelon Corp	344,198	15,468,258
FirstEnergy Corp	187,217	7,996,038
IDACORP Inc	18,085	2,266,592
NextEra Energy Inc	702,809	49,941,608
OGE Energy Corp	69,487	3,156,100
PG&E Corp	747,943	10,486,161
Pinnacle West Capital Corp	41,011	3,716,417
PPL Corp	252,194	9,000,804
Southern Co/The	374,993	35,429,339
Xcel Energy Inc	196,680	14,444,179
		281,477,525
Gas Utilities - 0.2%
Atmos Energy Corp	54,261	8,460,375
MDU Resources Group Inc	68,007	1,173,121
National Fuel Gas Co	30,076	2,610,296
UGI Corp	72,102	2,608,650
		14,852,442
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	245,307	3,225,787
Clearway Energy Inc Class A	11,490	353,662
Clearway Energy Inc Class C	27,329	891,745
Talen Energy Corp (b)	15,472	5,841,764
		10,312,958
Multi-Utilities - 1.2%
Ameren Corp	91,978	9,301,735
CenterPoint Energy Inc	221,890	8,613,770
CMS Energy Corp	101,603	7,498,301
Consolidated Edison Inc	122,883	12,718,391
Dominion Energy Inc	290,895	17,002,813
DTE Energy Co	70,648	9,778,390
NiSource Inc	159,987	6,791,447
Public Service Enterprise Group Inc	170,223	15,284,323
Sempra	222,698	18,189,973
WEC Energy Group Inc	108,662	11,852,851
		117,031,994
Water Utilities - 0.1%
American Water Works Co Inc	66,408	9,313,058
Essential Utilities Inc	95,023	3,496,846
		12,809,904
TOTAL UTILITIES		436,484,823

TOTAL UNITED STATES		9,400,145,553
TOTAL COMMON STOCKS (Cost $6,880,066,128)		9,511,191,201

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (f) (Cost $2,726,604)	4.25	2,733,000	2,726,477

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	15,494,466	15,497,565
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	70,019,549	70,026,551
TOTAL MONEY MARKET FUNDS (Cost $85,523,740)			85,524,116

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $6,968,316,472)	9,599,441,794
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(63,051,373)
NET ASSETS - 100.0%	9,536,390,421

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	37	Sep 2025	11,792,363	599,259	599,259
CME E-Mini S&P MidCap 400 Index Contracts (United States)	42	Sep 2025	13,293,420	484,275	484,275

TOTAL FUTURES CONTRACTS					1,083,534
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,763,780.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,323,853	309,457,526	325,283,813	686,335	-	(1)	15,497,565	15,494,466	0.0%
Fidelity Securities Lending Cash Central Fund	78,070,827	370,435,347	378,479,623	74,086	-	-	70,026,551	70,019,549	0.3%
Total	109,394,680	679,892,873	703,763,436	760,421	-	(1)	85,524,116

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	728,522,845	728,522,845	-	-
Consumer Discretionary	747,387,857	747,387,857	-	-
Consumer Staples	757,270,260	757,270,260	-	-
Energy	573,618,782	573,618,782	-	-
Financials	2,158,248,513	2,158,248,513	-	-
Health Care	1,069,963,263	1,069,963,263	-	-
Industrials	1,278,481,377	1,278,481,377	-	-
Information Technology	966,333,193	966,333,193	-	-
Materials	392,382,751	392,382,751	-	-
Real Estate	400,837,282	400,837,282	-	-
Utilities	438,145,078	438,145,078	-	-

U.S. Treasury Obligations	2,726,477	-	2,726,477	-

Money Market Funds	85,524,116	85,524,116	-	-
Total Investments in Securities:	9,599,441,794	9,596,715,317	2,726,477	-
Derivative Instruments:

Assets
Futures Contracts	1,083,534	1,083,534	-	-
Total Assets	1,083,534	1,083,534	-	-
Total Derivative Instruments:	1,083,534	1,083,534	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,083,534	0
Total Equity Risk	1,083,534	0
Total Value of Derivatives	1,083,534	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $67,598,571) - See accompanying schedule:
Unaffiliated issuers (cost $6,882,792,732)	$9,513,917,678
Fidelity Central Funds (cost $85,523,740)	85,524,116

Total Investment in Securities (cost $6,968,316,472)		$9,599,441,794
Cash		128
Receivable for fund shares sold		149,028,803
Dividends receivable		8,136,621
Distributions receivable from Fidelity Central Funds		107,380
Other receivables		40,984
Total assets		9,756,755,710
Liabilities
Payable for investments purchased	$150,120,865
Payable for fund shares redeemed	430
Payable for daily variation margin on futures contracts	185,560
Other payables and accrued expenses	42,689
Collateral on securities loaned	70,015,745
Total liabilities		220,365,289
Net Assets		$9,536,390,421
Net Assets consist of:
Paid in capital		$6,712,569,702
Total accumulated earnings (loss)		2,823,820,719
Net Assets		$9,536,390,421
Net Asset Value, offering price and redemption price per share ($9,536,390,421 ÷ 549,543,043 shares)		$17.35
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Dividends		$88,572,411
Interest		65,913
Income from Fidelity Central Funds (including $74,086 from security lending)		760,421
Total income		89,398,745
Expenses
Custodian fees and expenses	$50,399
Independent trustees' fees and expenses	10,033
Total expenses before reductions	60,432
Expense reductions	(1,275)
Total expenses after reductions		59,157
Net Investment income (loss)		89,339,588
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	174,294,925
Foreign currency transactions	(88)
Futures contracts	(2,005,231)
Total net realized gain (loss)		172,289,606
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(80,372,087)
Fidelity Central Funds	(1)
Futures contracts	(65,418)
Total change in net unrealized appreciation (depreciation)		(80,437,506)
Net gain (loss)		91,852,100
Net increase (decrease) in net assets resulting from operations		$181,191,688
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$89,339,588	$160,654,163
Net realized gain (loss)	172,289,606	106,589,385
Change in net unrealized appreciation (depreciation)	(80,437,506)	1,084,357,508
Net increase (decrease) in net assets resulting from operations	181,191,688	1,351,601,056
Distributions to shareholders	(17,817,055)	(250,104,412)

Share transactions
Proceeds from sales of shares	1,308,806,664	2,474,418,693
Reinvestment of distributions	17,817,055	250,104,412
Cost of shares redeemed	(394,487,615)	(1,757,877,162)

Net increase (decrease) in net assets resulting from share transactions	932,136,104	966,645,943
Total increase (decrease) in net assets	1,095,510,737	2,068,142,587

Net Assets
Beginning of period	8,440,879,684	6,372,737,097
End of period	$9,536,390,421	$8,440,879,684

Other Information
Shares
Sold	77,542,566	152,604,823
Issued in reinvestment of distributions	1,067,529	14,817,660
Redeemed	(23,633,235)	(105,451,030)
Net increase (decrease)	54,976,860	61,971,453

Financial Highlights
Fidelity® Series Large Cap Value Index Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.07	$14.73	$14.51	$15.20	$13.09	$12.91
Income from Investment Operations
Net investment income (loss) A,B	.17	.35	.34	.32	.30	.29
Net realized and unrealized gain (loss)	.15	2.53	.52	(.40)	2.76	.23
Total from investment operations	.32	2.88	.86	(.08)	3.06	.52
Distributions from net investment income	(.02)	(.34)	(.33)	(.33)	(.30)	(.29)
Distributions from net realized gain	(.02)	(.20)	(.31)	(.28)	(.65)	(.05)
Total distributions	(.04)	(.54)	(.64)	(.61)	(.95)	(.34)
Net asset value, end of period	$17.35	$17.07	$14.73	$14.51	$15.20	$13.09
Total Return C,D	1.85%	19.59%	6.12%	(.40)%	23.41%	4.14%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	2.06% H	2.13%	2.37%	2.21%	1.93%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$9,536,390	$8,440,880	$6,372,737	$5,656,533	$5,959,784	$5,344,271
Portfolio turnover rate I	27 % H	26%	19%	24%	27%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity Series Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to Certain Deemed Distributions from the underlying funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,045,637,924
Gross unrealized depreciation	(504,652,016)
Net unrealized appreciation (depreciation)	$2,540,985,908
Tax cost	$7,059,539,420
New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Value Index Fund	2,217,718,002	1,189,770,860
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Large Cap Value Index Fund	35,984	550	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.
Amount ($)
Fidelity Series Large Cap Value Index Fund	667,486
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,275.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.967966.111
XS6-SANN-0925
Fidelity® SAI Tax-Free Bond Fund

Semi-Annual Report
July 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Tax-Free Bond Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 93.9%
	Principal Amount (a)	Value ($)
Alabama - 2.3%
Education - 0.3%
Alabama St University Rev Series 2025, 5.75% 9/1/2050 (Assured Guaranty Inc Insured)	2,250,000	2,366,912
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2036	1,000,000	1,045,004
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2043	1,090,000	1,097,792
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2036	960,000	890,552
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2038	1,595,000	1,433,194
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	1,260,000	1,066,333
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2044	1,125,000	921,077
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	1,355,000	1,066,882
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2044	900,000	903,079
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	645,000	635,425
		11,426,250
Electric Utilities - 0.1%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	1,510,000	1,514,958
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	2,380,000	2,404,916
		3,919,874
General Obligations - 1.6%
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	17,410,000	18,264,009
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	4,315,000	4,553,424
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	7,960,000	7,975,062
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	13,945,000	14,470,064
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	19,385,000	20,576,576
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	6,205,000	6,260,545
		72,099,680
Health Care - 0.3%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	6,710,000	7,255,265
Infirmary Hlth Sys Spl Care 5% 2/1/2026	3,585,000	3,613,097
Infirmary Hlth Sys Spl Care Series 2021 A, 3% 2/1/2046	4,230,000	2,969,983
		13,838,345
TOTAL ALABAMA		101,284,149
Alaska - 0.2%
General Obligations - 0.0%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2034	1,500,000	1,694,414
Housing - 0.2%
Alaska Hsg Fin Corp Mtg Rev Series 2022 B 1, 2.05% 6/1/2033	1,000,000	832,939
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	445,000	438,999
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 6/1/2030	1,030,000	1,074,387
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 12/1/2027	935,000	984,975
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2027	700,000	728,922
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2028	1,230,000	1,309,063
		5,369,285
TOTAL ALASKA		7,063,699
Arizona - 1.6%
Education - 0.1%
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2059	1,000,000	894,931
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2040 (Build America Mutual Assurance Co Insured)	685,000	711,651
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	930,000	959,502
University AZ Univ Revs Series 2025A, 5% 6/1/2031	1,000,000	1,116,224
		3,682,308
Electric Utilities - 0.2%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	5,460,000	5,655,112
Salt River Proj AZ Agric & Pwr Series 2025 A, 5% 1/1/2042	5,030,000	5,280,733
		10,935,845
General Obligations - 0.6%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	2,245,000	1,964,520
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	1,625,000	1,542,933
Maricopa Cnty Ariz Elem Sch Dist No 2 Riverside Series 2024B, 5% 7/1/2038	1,600,000	1,720,216
Maricopa Cnty Ariz Un High Sch Dist No 216 5% 7/1/2041	1,350,000	1,418,240
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2036	2,150,000	2,211,769
Paradise Valley AZ Uni Sch Dist No 69 Series 2025 A, 5% 7/1/2037	1,800,000	1,982,626
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,715,000	1,843,923
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,300,000	1,384,202
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	950,000	1,001,430
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	600,000	615,863
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	5,415,000	5,624,738
		21,310,460
Health Care - 0.3%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 3% 9/1/2051	2,805,000	1,884,529
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	3,090,000	2,154,456
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	1,935,000	1,328,378
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (c)	910,000	836,602
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (c)	1,250,000	1,026,828
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	2,020,000	1,620,460
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2031	750,000	828,752
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2032	750,000	832,486
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2033	675,000	749,670
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2034	675,000	749,237
		12,011,398
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	1,436,153	1,381,689
Industrial Development - 0.2%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	8,905,000	8,963,742
Special Tax - 0.0%
Bullhead City Ariz Excise Taxes Rev 2.7% 7/1/2051	2,500,000	1,529,407
Transportation - 0.2%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2045	2,400,000	2,407,390
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 4% 7/1/2045	5,000,000	4,329,406
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	810,000	855,325
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2039	470,000	480,121
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 A, 5% 7/1/2044	1,590,000	1,601,858
		9,674,100
Water & Sewer - 0.0%
Goodyear Ariz Wtr & Swr Rev Series 2025, 5% 7/1/2037	1,565,000	1,722,186
TOTAL ARIZONA		71,211,135
Arkansas - 0.4%
General Obligations - 0.3%
Jonesboro AR Sch Dist No 1 2% 2/1/2041	1,215,000	785,758
Jonesboro AR Sch Dist No 1 2% 2/1/2042	2,390,000	1,499,011
Little Rock AR School Dist Series A, 3% 2/1/2050	5,675,000	3,938,939
Nashville Ark Sch Dist No 1 2% 4/1/2036	720,000	559,008
South Conway Cnty Sch Dist No17 Ark Conway Cnty 2% 6/1/2040	3,660,000	2,435,113
South Conway Cnty Sch Dist No17 Ark Conway Cnty 2% 6/1/2045	3,200,000	1,809,589
Van Buren Ark Sch Dist No 042 2% 2/1/2035	725,000	585,872
Van Buren Ark Sch Dist No 042 2% 2/1/2040	1,060,000	709,767
Warren Ark Sch Dist No 001 Series A, 2% 2/1/2038	630,000	458,529
		12,781,586
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2036	335,000	339,302
Water & Sewer - 0.1%
Central Ark Wtr Rev Series 2020 C, 2.125% 10/1/2040	4,375,000	2,995,875
Central Ark Wtr Rev Series 2020B, 2.125% 10/1/2040	1,210,000	828,574
		3,824,449
TOTAL ARKANSAS		16,945,337
California - 3.6%
Education - 0.1%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2034	2,465,000	2,535,354
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2039	1,100,000	1,110,252
University CA Revs Series 2023 BM, 5% 5/15/2036	670,000	737,509
		4,383,115
Electric Utilities - 0.8%
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2032	760,000	843,769
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2032	845,000	938,138
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2033	1,900,000	2,115,631
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2034	1,250,000	1,389,592
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2032	7,175,000	7,965,844
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2034	2,615,000	2,907,027
Middle Fork Project Finance Authority 5% 4/1/2026	1,900,000	1,920,009
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	650,000	723,739
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	750,000	821,997
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	915,000	992,046
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,175,000	1,258,424
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	2,000,000	2,117,967
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,600,000	1,678,717
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2041 (Build America Mutual Assurance Co Insured)	2,000,000	2,127,137
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,320,000	1,390,495
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,700,000	1,778,381
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2044 (Build America Mutual Assurance Co Insured)	1,200,000	1,250,073
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2045 (Build America Mutual Assurance Co Insured)	1,730,000	1,795,347
		34,014,333
General Obligations - 2.2%
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	5,595,000	5,823,274
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	4,230,000	4,473,955
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	6,870,000	7,070,728
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (b)	6,170,000	6,547,310
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Global Atlantic Fin Co Guaranteed) (b)	24,315,000	25,326,378
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	19,065,000	20,354,865
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	785,000	833,950
Poway CA Unified Sch Dist 0% 8/1/2038 (d)	4,065,000	2,352,336
Poway CA Unified Sch Dist 0% 8/1/2051 (d)	1,090,000	285,700
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,800,000	5,279,837
State of California Gen. Oblig. 5% 10/1/2039	490,000	523,909
State of California Gen. Oblig. 5% 9/1/2034	17,085,000	19,518,755
		98,390,997
Health Care - 0.1%
California Mun Fin Auth Rev (Northbay Healthcare Group Proj.) 5.25% 11/1/2036	480,000	481,168
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (e)(f)	30,497	0
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2029	455,000	464,812
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	910,000	927,659
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017A, 5% 7/1/2035	750,000	754,828
		2,628,467
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	4,281,865	3,995,085
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	5,031,499	5,007,523
		9,002,608
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (d)	41,760,000	3,995,998
Transportation - 0.1%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2053 (Assured Guaranty Inc Insured) (d)	1,715,000	400,839
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (b)	1,635,000	1,583,108
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2033 (Assured Guaranty Inc Insured)	420,000	470,073
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2034 (Assured Guaranty Inc Insured)	375,000	416,172
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2035 (Assured Guaranty Inc Insured)	280,000	307,534
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2036 (Assured Guaranty Inc Insured)	280,000	305,219
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2037 (Assured Guaranty Inc Insured)	470,000	508,253
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2038 (Assured Guaranty Inc Insured)	280,000	300,076
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2039 (Assured Guaranty Inc Insured)	530,000	563,871
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2033 (Assured Guaranty Inc Insured)	470,000	526,034
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2034 (Assured Guaranty Inc Insured)	375,000	416,172
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2035 (Assured Guaranty Inc Insured)	280,000	307,534
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2036 (Assured Guaranty Inc Insured)	750,000	817,551
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2037 (Assured Guaranty Inc Insured)	655,000	708,309
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2039 (Assured Guaranty Inc Insured)	470,000	500,037
		8,130,782
TOTAL CALIFORNIA		160,546,300
Colorado - 1.8%
Education - 0.1%
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2031	1,000,000	1,105,077
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2040	1,000,000	1,040,052
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2042	1,000,000	1,022,204
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	700,000	689,257
University Colo Enterprise Sys Series 2021C 3A, 2% tender 6/1/2051 (b)	830,000	827,660
		4,684,250
General Obligations - 0.8%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2033	2,000,000	2,344,636
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2034	2,200,000	2,592,090
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2035	2,400,000	2,829,725
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2038	3,940,000	4,480,898
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2040	1,060,000	1,186,434
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2045	1,445,000	1,557,320
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2046	3,500,000	3,754,990
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) 5% 3/15/2037	1,870,000	1,927,600
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2036	3,240,000	2,579,872
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	7,450,000	7,853,967
Leyden Rock Met Dist Colo 3% 12/1/2041 (Assured Guaranty Inc Insured)	645,000	495,422
Westminster Colo Pub Schs 5% 12/1/2049	1,900,000	1,932,154
		33,535,108
Health Care - 0.7%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	900,000	758,148
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	1,170,000	1,204,091
Colorado Health Facilities Authority (Advent Health Proj.) Series 2025A, 5% tender 11/15/2060 (b)	5,745,000	6,263,092
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	13,820,000	11,911,625
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	3,080,000	2,224,360
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	3,420,000	2,823,668
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	705,000	710,676
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019B, 4% 1/1/2040	1,560,000	1,446,629
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	2,425,000	2,570,230
Colorado Health Facilities Authority (Sanford Health, SD Proj.) 5% 11/1/2026	1,400,000	1,438,235
		31,350,754
Housing - 0.1%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	145,000	146,665
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	85,000	86,077
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	785,000	776,743
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2022F, 5.25% 11/1/2052	1,305,000	1,357,024
		2,366,509
Special Tax - 0.0%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	661,000	621,775
Vauxmont Metropolitan District 5% 12/1/2050 (Assured Guaranty Inc Insured)	1,404,000	1,331,648
Vauxmont Metropolitan District 5% 12/15/2026 (Assured Guaranty Inc Insured)	126,000	129,661
		2,083,084
Water & Sewer - 0.1%
Denver CO City & Cnty Brd Wtr Series 2016 A, 3% 9/15/2040	6,475,000	5,278,976
TOTAL COLORADO		79,298,681
Connecticut - 1.7%
Education - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2039	1,040,000	962,896
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2040	1,075,000	976,600
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	5,490,000	4,365,442
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	865,000	764,595
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	1,390,000	1,182,287
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 4% 7/1/2045	2,680,000	2,310,137
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2040	985,000	1,003,767
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2032	515,000	557,010
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2033	350,000	375,721
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2034	540,000	578,321
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2035	815,000	866,621
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	3,140,000	3,132,519
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series R, 4% 7/1/2036	935,000	936,748
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2042	3,120,000	3,133,799
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	330,000	306,205
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2032	985,000	1,005,519
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	765,000	777,253
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2035	1,030,000	1,038,321
		24,273,761
General Obligations - 0.4%
Connecticut St Gen. Oblig. Series 2015 B, 5% 6/15/2032	250,000	250,000
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2026	615,000	625,881
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	1,245,000	1,083,233
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	785,000	648,648
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	950,000	761,025
Connecticut St Gen. Oblig. Series 2025 B, 5% 12/1/2032	3,255,000	3,668,972
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2031	1,150,000	1,281,291
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2040	1,350,000	1,441,038
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2042	2,710,000	2,835,530
Connecticut St Gen. Oblig. Series A, 5% 4/15/2033	230,000	237,001
Connecticut St Gen. Oblig. Series B, 5% 5/15/2026	510,000	520,118
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	470,000	483,833
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2031 (Assured Guaranty Inc Insured)	1,660,000	1,839,099
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2033 (Assured Guaranty Inc Insured)	1,630,000	1,816,351
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2025	465,000	467,735
		17,959,755
Health Care - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2027 (c)(e)	555,000	360,750
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (c)(e)	685,000	445,250
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5.25% 7/15/2048	3,700,000	3,746,183
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,635,000	1,369,599
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	5,455,000	5,529,752
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2032	1,485,000	1,601,531
		13,053,065
Housing - 0.1%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2020 A 1, 2.3% 11/15/2035	2,670,000	2,121,150
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	825,000	815,459
		2,936,609
Special Tax - 0.4%
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2037	3,075,000	3,383,930
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2038	4,160,000	4,524,237
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2042	5,340,000	5,583,145
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2043	2,615,000	2,719,771
		16,211,083
TOTAL CONNECTICUT		74,434,273
District Of Columbia - 0.7%
Education - 0.0%
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2025	465,000	466,418
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2026	775,000	791,333
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2027	845,000	874,982
		2,132,733
General Obligations - 0.0%
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2042	470,000	471,088
Transportation - 0.7%
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2031 (Assured Guaranty Inc Insured) (d)	2,000,000	1,620,503
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2032 (Assured Guaranty Inc Insured) (d)	1,665,000	1,288,847
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 5% 10/1/2047	7,020,000	6,919,694
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2038	1,405,000	1,440,328
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2044	7,485,000	7,519,388
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	6,425,000	4,400,607
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	4,490,000	3,720,179
		26,909,546
TOTAL DISTRICT OF COLUMBIA		29,513,367
Florida - 4.9%
Education - 0.2%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	750,000	797,680
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2037	1,400,000	1,501,385
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2054	1,950,000	1,951,036
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	8,285,000	5,585,813
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	425,000	419,457
		10,255,371
Electric Utilities - 0.3%
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2039	1,000,000	1,074,914
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2038	7,000,000	7,592,188
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2039	3,000,000	3,224,743
		11,891,845
Escrowed/Pre-Refunded - 0.0%
Orange Cnty FL Sch Brd Ctf Par Series 2015D, 5% 8/1/2030 (Pre-refunded to 8/1/2025 at 100)	820,000	820,000
General Obligations - 2.1%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2029 (Assured Guaranty Inc Insured)	9,985,000	10,849,759
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	9,985,000	11,000,257
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2031 (Assured Guaranty Inc Insured)	4,370,000	4,858,673
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	5,415,000	6,064,960
Broward County FL School District Series 2025, 5% 7/1/2029 (Assured Guaranty Inc Insured)	1,760,000	1,915,847
Broward County FL School District Series 2025, 5% 7/1/2031 (Assured Guaranty Inc Insured)	2,000,000	2,229,399
Broward County FL School District Series 2025, 5% 7/1/2032 (Assured Guaranty Inc Insured)	2,770,000	3,111,662
Broward County FL School District Series 2025, 5% 7/1/2033 (Assured Guaranty Inc Insured)	3,000,000	3,384,713
Broward County FL School District Series 2025, 5% 7/1/2034 (Assured Guaranty Inc Insured)	1,865,000	2,109,687
Broward County FL School District Series 2025, 5% 7/1/2035 (Assured Guaranty Inc Insured)	2,780,000	3,144,738
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2030 (Assured Guaranty Inc Insured)	2,740,000	3,019,923
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2031 (Assured Guaranty Inc Insured)	1,110,000	1,232,215
Hillsborough Cnty FL Sch Brd Series 2017 B, 5% 7/1/2028	2,460,000	2,567,843
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	360,000	361,439
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	255,000	262,448
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	205,000	215,656
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2029	350,000	382,793
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2030	330,000	365,362
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2032	305,000	343,302
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2022 A, 5% 10/1/2028	405,000	435,124
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2030 (Assured Guaranty Inc Insured)	1,500,000	1,643,689
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2031 (Assured Guaranty Inc Insured)	1,710,000	1,887,444
Lee Cnty FL Sch Brd Ctfs Partn (Lee Cnty FL Sch Dist Proj.) Series 2019 A, 5% 8/1/2028	1,890,000	2,022,285
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2030	1,930,000	2,134,107
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2032	3,160,000	3,545,386
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2035 (Build America Mutual Assurance Co Insured)	1,870,000	1,945,467
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2040 (Assured Guaranty Inc Insured)	3,160,000	3,399,616
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2041 (Assured Guaranty Inc Insured)	3,330,000	3,558,282
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2042 (Assured Guaranty Inc Insured)	3,505,000	3,706,505
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2043 (Assured Guaranty Inc Insured)	3,685,000	3,860,043
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2044 (Assured Guaranty Inc Insured)	3,880,000	4,043,770
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2045 (Assured Guaranty Inc Insured)	4,085,000	4,215,040
		93,817,434
Health Care - 0.9%
Atlantic Beach Fla Health Care Facs Rev (Naval Continuing Care Retiremt Proj.) Series 2018 A, 5% 11/15/2043	790,000	752,700
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	6,230,000	5,313,501
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2040	655,000	666,902
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2037	900,000	902,813
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2049 (Assured Guaranty Inc Insured)	1,120,000	1,117,845
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2054 (Assured Guaranty Inc Insured)	1,345,000	1,326,150
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	435,000	465,641
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	545,000	589,195
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Inc Insured)	1,805,000	1,201,953
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	3,670,000	3,065,976
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2036	2,500,000	2,739,114
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2037	2,500,000	2,710,590
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2026	935,000	947,369
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2044	3,030,000	2,932,217
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2021 B, 3% 11/15/2051	2,475,000	1,632,994
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2022, 4% 10/1/2052	1,365,000	1,123,056
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2052	2,850,000	2,661,178
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2047	8,925,000	7,438,346
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	1,450,000	1,510,311
		39,097,851
Housing - 0.1%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (b)	1,685,000	1,701,730
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	1,220,000	1,227,597
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	3,130,000	3,150,475
		6,079,802
Special Tax - 0.7%
County of Pasco FL Series 2023 A, 5.25% 9/1/2036 (Assured Guaranty Inc Insured)	500,000	539,756
County of Pasco FL Series 2023 A, 5.5% 9/1/2040 (Assured Guaranty Inc Insured)	1,000,000	1,061,345
County of Pasco FL Series 2023 A, 5.5% 9/1/2041 (Assured Guaranty Inc Insured)	500,000	526,213
Manatee Cnty FL Sch Dist Sales Tax Rev Series 2017, 5% 10/1/2028 (Assured Guaranty Inc Insured)	2,340,000	2,414,552
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2030 (Assured Guaranty Inc Insured)	2,300,000	2,548,799
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2031 (Assured Guaranty Inc Insured)	5,000,000	5,576,156
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2032 (Assured Guaranty Inc Insured)	4,000,000	4,491,370
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2033 (Assured Guaranty Inc Insured)	4,000,000	4,513,513
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2034 (Assured Guaranty Inc Insured)	4,750,000	5,350,371
Tampa FL Tax Alloc 0% 9/1/2038 (d)	935,000	499,966
Tampa FL Tax Alloc 0% 9/1/2039 (d)	795,000	398,530
Tampa FL Tax Alloc 0% 9/1/2040 (d)	935,000	439,214
Tampa FL Tax Alloc 0% 9/1/2041 (d)	935,000	409,506
Tampa FL Tax Alloc 0% 9/1/2042 (d)	935,000	381,074
Tampa FL Tax Alloc 0% 9/1/2045 (d)	1,730,000	576,527
		29,726,892
Transportation - 0.5%
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2030 (Assured Guaranty Inc Insured)	1,000,000	1,091,617
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2035 (Assured Guaranty Inc Insured)	5,210,000	5,718,041
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2038 (Assured Guaranty Inc Insured)	1,300,000	1,383,870
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2039 (Assured Guaranty Inc Insured)	1,365,000	1,437,898
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2029	2,315,000	2,323,031
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2018 F, 5% 10/1/2037	1,415,000	1,458,308
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2018 F, 5% 10/1/2043	1,870,000	1,885,471
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2037	1,870,000	1,832,779
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Inc Insured)	1,065,000	1,048,005
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2039 (Assured Guaranty Inc Insured)	930,000	907,145
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2032 (Assured Guaranty Inc Insured)	2,810,000	3,106,371
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2033 (Assured Guaranty Inc Insured)	2,490,000	2,719,308
		24,911,844
Water & Sewer - 0.1%
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 4% 10/1/2049	3,745,000	3,144,428
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 3% 10/1/2043	905,000	681,882
		3,826,310
TOTAL FLORIDA		220,427,349
Georgia - 3.5%
Education - 0.1%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	180,000	155,610
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2039	1,370,000	1,297,518
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2027	375,000	388,448
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2031	560,000	611,021
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	450,000	475,890
		2,928,487
Electric Utilities - 0.6%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	1,325,000	1,326,227
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3.8% tender 10/1/2032 (b)	3,200,000	3,215,288
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	2,480,000	2,479,086
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	2,230,000	1,317,431
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (b)	4,865,000	4,924,819
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	1,735,000	1,471,306
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2026	1,145,000	1,155,668
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	385,000	410,714
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2039	1,135,000	1,156,954
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2044	1,490,000	1,477,941
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2036	2,005,000	2,180,299
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	570,000	603,764
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	550,000	561,931
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	5,345,000	5,353,360
		27,634,788
General Obligations - 2.1%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	9,990,000	10,045,820
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	28,225,000	28,522,955
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	14,040,000	14,765,163
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	9,565,000	10,175,341
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	12,405,000	12,419,860
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	5,210,000	5,435,506
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	7,880,000	8,316,515
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2028 (Royal Bank of Canada Guaranteed)	700,000	731,642
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2029 (Royal Bank of Canada Guaranteed)	2,050,000	2,169,763
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2029 (Royal Bank of Canada Guaranteed)	730,000	777,327
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	2,130,000	2,258,811
		95,618,703
Health Care - 0.5%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2044	10,000,000	8,826,468
Coweta Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019A, 5% 7/1/2044	4,680,000	4,661,339
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	6,980,000	4,902,425
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2026	200,000	202,898
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2027	165,000	171,080
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2028	375,000	396,779
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2029	325,000	349,573
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2030	235,000	256,039
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2031	280,000	307,473
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2032	185,000	204,164
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2036	1,385,000	1,336,542
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	1,445,000	1,264,679
		22,879,459
Housing - 0.1%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2025 C, 6.25% 12/1/2055	2,130,000	2,384,601
Special Tax - 0.1%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	4,660,000	4,865,930
Water & Sewer - 0.0%
Coweta Cnty GA Wtr & Sew Auth Rev 2.125% 6/1/2046	1,955,000	1,147,526
TOTAL GEORGIA		157,459,494
Hawaii - 0.4%
General Obligations - 0.4%
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2027	935,000	960,219
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2044	2,295,000	2,424,095
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2045	1,250,000	1,314,269
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2046	1,500,000	1,570,166
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2047	3,560,000	3,713,952
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2048	3,105,000	3,231,904
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2049	3,865,000	4,015,546
		17,230,151
Transportation - 0.0%
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2040	870,000	816,824
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2037	1,565,000	1,730,371
TOTAL HAWAII		19,777,346
Idaho - 0.1%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	35,000	35,272
Transportation - 0.1%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2029	2,810,000	3,056,427
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2030	935,000	1,027,320
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2031	600,000	665,518
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2032	1,170,000	1,290,960
		6,040,225
TOTAL IDAHO		6,075,497
Illinois - 8.5%
Education - 0.3%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2031	200,000	204,110
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	1,455,000	1,242,410
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	420,000	373,712
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2027	225,000	234,994
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2028	185,000	196,724
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2044	935,000	908,428
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2049	1,170,000	1,100,647
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2051	935,000	872,134
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2038	1,125,000	990,413
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.25% 10/1/2052	4,525,000	4,192,713
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2047	1,445,000	1,416,079
Northern IL Univ Revs Series 2020 B, 4% 4/1/2036 (Build America Mutual Assurance Co Insured)	1,215,000	1,192,967
Northern IL Univ Revs Series 2020 B, 4% 4/1/2038 (Build America Mutual Assurance Co Insured)	1,215,000	1,145,312
Northern IL Univ Revs Series 2020 B, 4% 4/1/2040 (Build America Mutual Assurance Co Insured)	815,000	733,910
University of Illinois Series 2018A, 5% 4/1/2029	95,000	100,847
		14,905,400
Escrowed/Pre-Refunded - 0.0%
Chicago IL Gen. Oblig. 5% 1/1/2028 (Escrowed to Maturity)	180,000	190,381
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	1,235,000	1,261,111
Illinois Finance Authority Rev 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	170,000	176,142
		1,627,634
General Obligations - 4.5%
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2026	95,000	95,956
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2027	775,000	791,713
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2028	585,000	604,144
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2029	1,450,000	1,510,449
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2030	935,000	970,110
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2031	1,170,000	1,204,302
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2034	935,000	941,515
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2035	1,205,000	1,207,465
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2036	1,475,000	1,468,245
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2029	630,000	662,285
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2030	585,000	612,382
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2031	795,000	830,255
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2033	1,545,000	1,598,850
Chicago IL Brd Ed 5% 12/1/2025	505,000	507,142
Chicago IL Brd Ed 5% 12/1/2025	290,000	291,230
Chicago IL Brd Ed 5.25% 12/1/2035	1,870,000	1,869,993
Chicago IL Brd Ed Series 2016 A, 7% 12/1/2044	2,995,000	3,005,914
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2027	185,000	190,153
Chicago IL Brd Ed Series 2018 C, 5% 12/1/2027	505,000	519,067
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	575,000	588,724
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	240,000	249,233
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	750,000	781,749
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2031	600,000	610,715
Chicago IL Brd Ed Series 2021A, 5% 12/1/2038	1,200,000	1,158,324
Chicago IL Brd Ed Series 2021B, 5% 12/1/2031	1,250,000	1,293,054
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	2,085,000	1,875,574
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	1,760,000	1,683,712
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	2,915,000	2,737,415
Chicago IL Brd Ed Series D, 5% 12/1/2031	865,000	873,475
Chicago IL Gen. Oblig. 5% 1/1/2028	1,070,000	1,105,237
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	2,200,000	2,171,288
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2026	1,955,000	1,970,678
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	1,425,000	1,454,378
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	1,860,000	1,955,293
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2032	1,215,000	1,261,134
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2031	1,400,000	1,476,365
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	4,485,000	4,689,873
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	795,000	820,463
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2032	1,193,000	1,194,872
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2034	1,609,000	1,569,338
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2038	2,890,000	2,608,432
Chicago IL Gen. Oblig. Series 2025A, 6% 1/1/2046 (Build America Mutual Assurance Co Insured)	9,000,000	9,528,690
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2033	6,750,000	7,108,959
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2035	5,000,000	5,217,742
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2040	7,960,000	8,244,309
Chicago IL Gen. Oblig. Series 2025F, 6% 1/1/2055	5,000,000	5,094,419
Cook Cnty IL Gen. Oblig. 5% 11/15/2031	3,415,000	3,717,175
Cook Cnty IL Gen. Oblig. 5% 11/15/2032	2,245,000	2,425,943
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	2,200,000	2,362,358
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	580,000	581,933
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	295,000	299,753
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	300,000	307,976
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	150,000	155,150
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	940,000	1,025,865
Cook Cnty Ill Cmnty Cons Sch Dist No 059 Elk Grove Series 2020, 5% 3/1/2028	1,265,000	1,342,129
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	640,000	557,149
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	7,900,000	7,071,760
Illinois St Gen. Oblig. 5% 2/1/2027	265,000	273,353
Illinois St Gen. Oblig. 5% 3/1/2032	2,060,000	2,242,848
Illinois St Gen. Oblig. 5.5% 1/1/2028	4,680,000	4,964,292
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	1,440,000	1,498,977
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	2,835,000	2,964,285
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2028	935,000	988,891
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2029	1,495,000	1,575,936
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2026	935,000	958,086
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	2,060,000	2,195,009
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	1,000,000	1,088,761
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2034	3,640,000	3,896,059
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	1,600,000	1,695,114
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2042	2,000,000	2,071,362
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2047	4,000,000	4,064,188
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2034	1,655,000	1,623,126
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2039	2,300,000	2,101,511
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2028	4,000,000	4,202,682
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	180,000	193,681
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2033	935,000	998,952
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	935,000	991,793
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	1,870,000	1,819,140
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2039	6,530,000	6,784,209
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	4,730,000	4,942,157
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	1,160,000	1,198,838
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	1,520,000	1,560,054
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	6,485,000	6,947,285
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2036	2,945,000	3,099,933
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2033	2,375,000	2,588,015
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	1,790,000	1,890,066
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2043	1,580,000	1,609,189
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	1,155,000	1,157,661
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2048	4,850,000	4,848,642
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	2,570,000	2,579,076
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	4,060,000	4,301,565
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Inc Insured)	1,590,000	1,602,584
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2030 (Assured Guaranty Inc Insured)	430,000	445,088
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2031 (Assured Guaranty Inc Insured)	575,000	590,660
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2033 (Assured Guaranty Inc Insured)	240,000	243,505
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2035 (Assured Guaranty Inc Insured)	255,000	254,194
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2036 (Assured Guaranty Inc Insured)	235,000	233,029
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2038 (Assured Guaranty Inc Insured)	545,000	520,976
		197,856,578
Health Care - 0.8%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	2,340,000	2,402,544
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2035	335,000	323,787
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	4,820,000	4,181,176
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2045	9,360,000	9,060,274
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 4% 8/15/2041	890,000	787,639
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	5,000	4,519
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	830,000	841,996
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	8,175,000	5,777,487
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021B, 5% tender 8/15/2053 (b)	740,000	802,961
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	3,025,000	2,213,223
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	2,620,000	1,796,356
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3.25% 5/15/2039	2,075,000	1,804,517
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	5,655,000	3,719,190
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (b)	3,865,000	4,126,505
		37,842,174
Housing - 0.3%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	415,000	361,450
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2025D, 6.25% 10/1/2055 (g)	7,500,000	8,419,975
Illinois Hsg Dev Auth Multi Fm (IL Mhsg Rev 9/1/16 Proj.) Series 2024 H2, 4% 1/1/2042	4,600,000	4,035,776
		12,817,201
Special Tax - 2.1%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2042	10,000,000	10,094,124
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (d)	625,000	493,599
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2035 (d)	730,000	465,219
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (d)	970,000	582,822
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (d)	7,050,000	4,254,863
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2037 (d)	1,815,000	1,025,187
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2026 (Assured Guaranty Inc Insured) (d)	1,055,000	1,028,319
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (d)	4,775,000	4,196,522
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (d)	750,000	493,662
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2040 (d)	985,000	467,620
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2041 (d)	1,355,000	597,143
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (d)	2,995,000	1,187,553
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Inc Insured) (d)	14,385,000	4,774,790
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (d)	2,365,000	739,277
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	3,070,000	3,195,231
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2042	2,520,000	2,541,865
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2050	5,700,000	5,531,341
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2020A, 4% 6/15/2050	8,380,000	6,693,437
Regional Transn Auth IL 5.75% 6/1/2033	10,000,000	11,048,969
Sales Tax Securitization Corp 3% 1/1/2027	1,420,000	1,420,144
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2034	10,000,000	10,936,877
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2035	4,000,000	4,339,331
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2030	2,000,000	2,183,039
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	3,755,000	4,054,007
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2038	9,320,000	9,967,516
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2041	1,000,000	1,034,361
		93,346,818
Transportation - 0.5%
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036	2,105,000	2,186,716
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	3,040,000	3,144,341
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 4% 1/1/2044	1,680,000	1,446,862
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	9,830,000	9,741,414
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2053	360,000	356,251
Chicago IL O'Hare Intl Arpt Rev Series 2020A, 4% 1/1/2038	655,000	632,135
Chicago IL O'Hare Intl Arpt Rev Series 2022D, 5% 1/1/2036	2,000,000	2,151,119
Chicago IL O'Hare Intl Arpt Rev Series 2022D, 5% 1/1/2037	2,400,000	2,554,698
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	460,000	460,119
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2038	945,000	983,919
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	205,000	208,579
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2030	765,000	838,347
		24,704,500
TOTAL ILLINOIS		383,100,305
Indiana - 1.2%
Education - 0.1%
Purdue University Series 2023 A, 5% 7/1/2036	900,000	982,978
Purdue University Series 2025B, 5.25% 7/1/2050 (g)	4,855,000	4,998,249
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	1,455,000	1,442,476
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2032	715,000	755,066
		8,178,769
Electric Utilities - 0.2%
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	10,185,000	10,323,661
General Obligations - 0.2%
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2045 (Indiana St Guaranteed)	1,925,000	1,947,995
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2040 (Indiana St Guaranteed)	1,500,000	1,577,763
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2042 (Indiana St Guaranteed)	1,650,000	1,703,062
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2043 (Indiana St Guaranteed)	1,355,000	1,384,457
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2038 (Build America Mutual Assurance Co Insured)	2,665,000	2,908,066
		9,521,343
Health Care - 0.5%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	465,000	379,390
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	2,140,000	2,130,044
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	4,345,000	3,603,013
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (b)	9,215,000	10,149,367
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (c)	695,000	568,587
		16,830,401
Housing - 0.1%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	360,000	354,872
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2019 B, 3.5% 1/1/2049	235,000	235,103
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2020 A, 3.75% 1/1/2049	1,170,000	1,175,960
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 1/1/2028	305,000	321,147
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 1/1/2029	305,000	326,605
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	305,000	324,288
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2029	255,000	275,324
		3,013,299
Special Tax - 0.1%
Northern Indiana Commuter Transportation District Series 2024, 5% 1/1/2054	4,000,000	3,974,554
TOTAL INDIANA		51,842,027
Iowa - 0.1%
Health Care - 0.1%
Iowa Fin Auth Rev (Lifespace Proj.) Series 2023B, 7.25% 5/15/2038	1,180,000	1,322,801
Iowa Fin Auth Rev (Unitypoint Health Proj.) Series 2018B, 5% 2/15/2048	935,000	915,360
		2,238,161
Tobacco Bonds - 0.0%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2049	1,125,000	926,986
Water & Sewer - 0.0%
Cedar Rapids IA Swr Rev Series 2021 C, 2% 6/1/2036	375,000	289,443
TOTAL IOWA		3,454,590
Kansas - 0.3%
Special Tax - 0.3%
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2031	12,125,000	13,577,457
Kentucky - 2.1%
Education - 0.0%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) Series 2017, 5% 6/1/2037	300,000	302,945
Electric Utilities - 0.1%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	6,250,000	6,078,054
General Obligations - 1.0%
Fayette County School District/KY Series 2025 A, 5.25% 6/1/2044 (Build America Mutual Assurance Co Insured)	3,705,000	3,856,732
Fayette County School District/KY Series 2025 A, 5.25% 6/1/2045 (Build America Mutual Assurance Co Insured)	11,810,000	12,242,383
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	3,900,000	4,091,403
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	10,775,000	10,841,128
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2028	935,000	994,735
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2038	3,745,000	3,829,254
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2034	1,170,000	1,175,586
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2035	375,000	375,130
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2036	935,000	924,218
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2037	1,170,000	1,141,631
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	1,035,000	1,106,004
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 8/1/2027	375,000	375,000
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2038	4,580,000	4,880,144
		45,833,348
Health Care - 0.6%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2036	710,000	666,687
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2037	540,000	502,258
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	1,350,000	1,128,553
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2049	3,180,000	3,071,662
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	590,000	632,439
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	490,000	500,458
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	4,495,000	3,270,923
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023B, 5% tender 10/1/2047 (b)	15,240,000	16,348,248
		26,121,228
Housing - 0.3%
Kentucky Hsg Corp Sf Mtg Rev (KY Single Fam Mtg 10/1/23 Proj.) Series 2023A, 6% 7/1/2054	12,515,000	13,710,121
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2038	685,000	705,836
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2039	645,000	660,766
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2049	2,340,000	2,317,178
		3,683,780
TOTAL KENTUCKY		95,729,476
Louisiana - 0.4%
Health Care - 0.1%
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2032	1,375,000	1,440,871
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2033	1,120,000	1,163,935
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2034	1,295,000	1,339,766
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/2027	830,000	860,204
		4,804,776
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	945,000	1,025,931
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) Series 2021 D, 2.35% 12/1/2041	1,000,000	704,182
		1,730,113
Industrial Development - 0.1%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	2,770,000	2,793,097
St John Baptist Parish LA Rev (ConocoPhillips Proj.) 2.2% 6/1/2037 (b)	1,400,000	1,388,460
		4,181,557
Special Tax - 0.2%
Lafayette Parish LA Sch Brd Series 2025, 5.5% 4/1/2045	1,330,000	1,399,449
Lafayette Parish LA Sch Brd Series 2025, 5.75% 4/1/2050	2,675,000	2,862,413
Lafayette Parish LA Sch Brd Series 2025, 5.75% 4/1/2055	3,865,000	4,120,351
		8,382,213
TOTAL LOUISIANA		19,098,659
Maine - 0.6%
Education - 0.3%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 4% 7/1/2046	2,865,000	2,406,499
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	260,000	265,834
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	5,125,000	5,175,756
University ME Sys Rev Series 2022, 5.5% 3/1/2062	3,800,000	3,885,322
		11,733,411
General Obligations - 0.3%
Auburn ME Series 2021, 2% 11/1/2035	500,000	383,867
Brunswick ME 2.25% 11/1/2035	685,000	559,232
Town of Bar Harbor ME Series 2024, 5% 9/1/2035	700,000	789,667
Town of Bar Harbor ME Series 2024, 5% 9/1/2036	1,175,000	1,311,893
Town of Bar Harbor ME Series 2024, 5% 9/1/2037	1,250,000	1,380,489
Town of Bar Harbor ME Series 2024, 5% 9/1/2038	1,000,000	1,092,706
Town of Bar Harbor ME Series 2024, 5% 9/1/2039	500,000	541,096
Town of Bar Harbor ME Series 2024, 5% 9/1/2041	1,000,000	1,063,693
Town of Bar Harbor ME Series 2024, 5% 9/1/2042	500,000	527,049
Town of Bar Harbor ME Series 2024, 5% 9/1/2043	500,000	523,600
Town of Bar Harbor ME Series 2024, 5% 9/1/2044	700,000	729,081
Town of Bar Harbor ME Series 2024, 5% 9/1/2049	2,000,000	2,050,959
Town of Bar Harbor ME Series 2024, 5% 9/1/2054	2,500,000	2,550,657
		13,503,989
Housing - 0.0%
Maine Hsg Auth Mtg (ME Mortgage Proj.) Series 2022E, 5% 11/15/2052	840,000	870,104
Transportation - 0.0%
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2047	470,000	470,669
TOTAL MAINE		26,578,173
Maryland - 1.0%
Education - 0.0%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2035	1,300,000	1,366,730
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2031	330,000	349,724
		1,716,454
General Obligations - 0.5%
Anne Arundel Cnty MD Gen. Oblig. Series 2025, 5% 10/1/2045	5,055,000	5,256,273
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2047	5,725,000	5,751,614
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2052	1,350,000	1,350,021
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	6,800,000	5,493,677
		17,851,585
Health Care - 0.2%
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2028	625,000	657,630
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2039	2,000,000	2,039,583
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	3,325,000	2,206,337
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5% 7/1/2049	1,000,000	1,000,656
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5.25% 7/1/2054	4,545,000	4,621,832
		10,526,038
Housing - 0.1%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	1,570,000	1,570,414
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2027	680,000	711,248
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2028	110,000	116,983
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	245,000	245,689
Maryland Community Development Administration Series 2020 A, 2.5% 9/1/2040	4,000,000	2,911,669
Montgomery Cnty MD Hsg Opptys Commn Rev Series 2023 C, 5.75% 1/1/2058	1,500,000	1,584,526
		7,140,529
Special Tax - 0.1%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	675,000	590,265
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2035	2,340,000	2,368,363
		2,958,628
Transportation - 0.1%
Maryland St Transn Auth Transn 2.5% 7/1/2047	1,650,000	1,043,438
Maryland St Transn Auth Transn Series 2024 A, 5% 7/1/2031	3,760,000	4,204,287
		5,247,725
TOTAL MARYLAND		45,440,959
Massachusetts - 1.9%
Education - 0.5%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	4,980,000	5,118,304
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	3,485,000	2,440,836
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	2,625,000	2,279,157
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	3,425,000	2,783,407
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2028	515,000	530,588
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2029	470,000	487,425
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2036	2,260,000	2,285,262
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) Series 2016, 5% 10/1/2041	1,000,000	958,987
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2032	500,000	533,682
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2033	500,000	532,987
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2034	575,000	612,145
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2035	410,000	434,971
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2036	500,000	526,503
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2037	600,000	627,138
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2040	535,000	553,312
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2041	615,000	630,091
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2042	450,000	457,516
		21,792,311
General Obligations - 0.9%
Massachusetts St Gen. Oblig. 5% 4/1/2042	1,750,000	1,835,563
Massachusetts St Gen. Oblig. 5% 4/1/2044	1,250,000	1,294,734
Massachusetts St Gen. Oblig. 5% 4/1/2045	2,000,000	2,057,488
Massachusetts St Gen. Oblig. 5% 4/1/2046	3,000,000	3,070,451
Massachusetts St Gen. Oblig. 5% 4/1/2047	1,505,000	1,536,383
Massachusetts St Gen. Oblig. 5% 7/1/2031	2,000,000	2,250,362
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	20,000,000	20,750,241
Rockland Mass Series 2020, 2.15% 8/1/2045	4,580,000	2,761,327
Somerville MA Series 2020, 2% 10/15/2037	1,000,000	751,662
Stoneham Mass Series 2022, 2.125% 1/15/2038	1,000,000	761,717
Waltham Mass 2% 10/15/2037	2,570,000	1,940,783
		39,010,711
Health Care - 0.4%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.5% 7/15/2060 (c)	14,930,000	14,287,971
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	1,015,000	1,033,958
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2027	1,220,000	1,269,257
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2026	1,640,000	1,653,458
		18,244,644
Housing - 0.0%
Massachusetts St Hsg Fin Agy Series 218, 2.3% 12/1/2040	1,500,000	1,073,357
Water & Sewer - 0.1%
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2031	2,000,000	2,246,518
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2033	1,500,000	1,713,654
		3,960,172
TOTAL MASSACHUSETTS		84,081,195
Michigan - 3.1%
Education - 0.3%
Michigan St Univ Revs Series 2025A, 5% 2/15/2041	2,275,000	2,401,850
Michigan St Univ Revs Series 2025A, 5% 2/15/2042	1,750,000	1,829,581
Michigan St Univ Revs Series 2025A, 5% 2/15/2043	2,000,000	2,076,182
Michigan St Univ Revs Series 2025A, 5% 2/15/2044	1,750,000	1,808,908
Oakland Univ Mich Rev Series 2019, 5% 3/1/2031	545,000	580,388
Oakland Univ Mich Rev Series 2019, 5% 3/1/2032	610,000	646,268
Oakland Univ Mich Rev Series 2019, 5% 3/1/2033	585,000	616,530
Oakland Univ Mich Rev Series 2019, 5% 3/1/2034	655,000	686,956
Oakland Univ Mich Rev Series 2019, 5% 3/1/2035	655,000	683,991
Oakland Univ Mich Rev Series 2019, 5% 3/1/2036	750,000	779,419
Oakland Univ Mich Rev Series 2019, 5% 3/1/2037	840,000	868,614
Oakland Univ Mich Rev Series 2019, 5% 3/1/2038	1,240,000	1,276,052
Oakland Univ Mich Rev Series 2019, 5% 3/1/2039	840,000	860,872
		15,115,611
Electric Utilities - 0.2%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	6,940,000	6,831,826
General Obligations - 0.8%
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2033 (State of Michigan Guaranteed) (g)	350,000	394,456
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2034 (State of Michigan Guaranteed) (g)	550,000	621,662
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2035 (State of Michigan Guaranteed) (g)	500,000	562,789
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2036 (State of Michigan Guaranteed) (g)	550,000	608,086
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2037 (State of Michigan Guaranteed) (g)	1,000,000	1,092,994
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2039 (State of Michigan Guaranteed) (g)	1,000,000	1,065,250
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2040 (State of Michigan Guaranteed) (g)	500,000	526,973
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2041 (State of Michigan Guaranteed) (g)	1,000,000	1,042,875
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2042 (State of Michigan Guaranteed) (g)	1,525,000	1,575,319
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2043 (State of Michigan Guaranteed) (g)	1,150,000	1,179,785
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2044 (State of Michigan Guaranteed) (g)	1,500,000	1,531,291
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2045 (State of Michigan Guaranteed) (g)	1,600,000	1,627,231
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2046 (State of Michigan Guaranteed) (g)	2,450,000	2,477,044
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2047 (State of Michigan Guaranteed) (g)	3,450,000	3,476,449
Clarkston MI Cmnty Schs Series 2025 II, 5.25% 5/1/2050 (State of Michigan Guaranteed) (g)	5,100,000	5,226,665
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2050	800,000	761,123
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2042	1,000,000	1,041,604
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2043	1,000,000	1,034,464
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2044	1,000,000	1,028,608
Grand Rapids MI Pub Schs Series 2019, 5% 11/1/2026 (Assured Guaranty Inc Insured)	860,000	885,848
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2040 (State of Michigan Guaranteed)	1,000,000	1,050,853
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2042 (State of Michigan Guaranteed)	1,100,000	1,133,781
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2045 (State of Michigan Guaranteed)	1,355,000	1,367,603
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2046 (State of Michigan Guaranteed)	1,150,000	1,152,979
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2047 (State of Michigan Guaranteed)	1,075,000	1,073,658
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	1,205,000	906,449
Wayne-Westland Comnyt Sch Mich Series 2022, 3% 11/1/2046 (State of Michigan Guaranteed)	1,475,000	1,022,647
		35,468,486
Health Care - 0.2%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	990,000	884,082
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2026	400,000	402,065
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2027	620,000	633,983
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2028	865,000	893,793
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	1,020,000	670,481
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 B, 5% tender 11/15/2044 (b)	1,235,000	1,260,275
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	795,000	819,544
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	270,000	260,667
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	745,000	608,522
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,045,000	1,369,429
		7,802,841
Housing - 0.3%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,625,000	1,626,068
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	2,240,000	1,420,414
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.55% 10/1/2051	1,535,000	925,467
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.7% 10/1/2056	1,000,000	598,836
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 B, 5.75% 6/1/2054	7,120,000	7,643,512
Michigan St Hsg Dev Auth Sfmr (MI Single Family Mortgage Proj.) Series B, 3.5% 6/1/2047	430,000	429,744
		12,644,041
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	810,000	656,131
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	470,000	472,151
		1,128,282
Transportation - 0.8%
Wayne Cnty Mich Arpt Auth Rev Series 2023 C, 5.25% 12/1/2040 (Assured Guaranty Inc Insured)	2,055,000	2,218,399
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2040 (Assured Guaranty Inc Insured)	2,200,000	2,374,929
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2041 (Assured Guaranty Inc Insured)	2,090,000	2,236,816
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2042 (Assured Guaranty Inc Insured)	1,800,000	1,903,916
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2043 (Assured Guaranty Inc Insured)	2,075,000	2,181,512
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5% 12/1/2042	1,300,000	1,342,999
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5.25% 12/1/2043	1,250,000	1,315,784
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5.25% 12/1/2044	2,500,000	2,616,005
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5.25% 12/1/2045	5,000,000	5,207,342
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5.5% 12/1/2050	4,340,000	4,533,377
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5% 12/1/2042	2,875,000	2,970,094
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5.25% 12/1/2043	3,000,000	3,157,881
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5.25% 12/1/2044	5,390,000	5,640,108
		37,699,162
Water & Sewer - 0.5%
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2037	3,175,000	3,397,890
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2038	1,325,000	1,405,076
Great Lakes Sewer Auth Mich Series 2025 B, 5% 7/1/2036	7,000,000	7,666,546
Great Lakes Sewer Auth Mich Series 2025 C, 5.5% 7/1/2050	2,275,000	2,374,565
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2037	750,000	802,651
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2038	1,000,000	1,060,435
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.5% 7/1/2050	6,200,000	6,471,342
		23,178,505
TOTAL MICHIGAN		139,868,754
Minnesota - 0.7%
Education - 0.0%
Minnesota Higher Ed Facs Auth Rev (Augsburg College Proj.) Series 2016 A, 5% 5/1/2046	1,365,000	903,607
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	5,000	4,595
		908,202
General Obligations - 0.2%
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	1,155,000	1,088,063
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	1,205,000	1,121,059
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2038 (Minnesota St Guaranteed)	1,855,000	1,462,434
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2040 (Minnesota St Guaranteed) (d)	2,700,000	1,368,365
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2041 (Minnesota St Guaranteed) (d)	1,765,000	837,271
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2044 (Minnesota St Guaranteed) (d)	1,230,000	480,336
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	845,000	816,898
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	885,000	842,606
		8,017,032
Health Care - 0.4%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	10,845,000	11,453,481
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023B, 5% tender 11/15/2053 (b)	4,175,000	4,491,136
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 4% 5/1/2049	505,000	430,353
		16,374,970
Housing - 0.1%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	570,000	608,478
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	2,875,000	3,098,102
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	465,000	506,453
		4,213,033
Other - 0.0%
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2027	470,000	483,881
TOTAL MINNESOTA		29,997,118
Mississippi - 0.1%
Education - 0.0%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 1.4% 3/1/2034 (Build America Mutual Assurance Co Insured) (b)	2,170,000	1,800,009
General Obligations - 0.1%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2044	1,140,000	1,169,173
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2045	1,075,000	1,098,364
		2,267,537
Health Care - 0.0%
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2026	610,000	622,997
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2028	935,000	988,167
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	565,000	580,297
		2,191,461
TOTAL MISSISSIPPI		6,259,007
Missouri - 0.3%
Health Care - 0.1%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2033	1,795,000	1,841,286
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	1,170,000	1,013,718
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	55,000	50,370
		2,905,374
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	80,000	80,636
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	1,715,000	1,696,527
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	1,145,000	1,281,709
		3,058,872
Transportation - 0.0%
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2027	2,275,000	2,365,122
Water & Sewer - 0.1%
Kansas City MO Wtr Rev 4% 12/1/2032	630,000	657,838
Kansas City MO Wtr Rev 4% 12/1/2034	375,000	386,418
Kansas City MO Wtr Rev 4% 12/1/2036	655,000	661,611
Kansas City MO Wtr Rev 4% 12/1/2037	470,000	467,031
Kansas City MO Wtr Rev 4% 12/1/2040	470,000	455,369
Kansas City MO Wtr Rev 5% 12/1/2028	545,000	589,248
Kansas City MO Wtr Rev 5% 12/1/2029	330,000	363,363
Kansas City MO Wtr Rev 5% 12/1/2030	620,000	691,808
Kansas City MO Wtr Rev 5% 12/1/2035	560,000	599,877
		4,872,563
TOTAL MISSOURI		13,201,931
Montana - 0.1%
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	4,950,000	3,309,312
Montana Facility Finance Authority (Logan Health Proj.) 5% 7/1/2028	645,000	681,682
		3,990,994
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	40,000	40,458
TOTAL MONTANA		4,031,452
Nebraska - 0.8%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	940,000	612,938
Electric Utilities - 0.5%
Omaha Public Power District Series 2025 A, 5% 2/1/2040	3,000,000	3,176,172
Omaha Public Power District Series 2025 A, 5% 2/1/2041	2,700,000	2,835,452
Omaha Public Power District Series 2025 A, 5% 2/1/2042	4,000,000	4,180,423
Omaha Public Power District Series 2025 A, 5% 2/1/2043	2,630,000	2,732,096
Omaha Public Power District Series 2025 A, 5% 2/1/2044	2,950,000	3,054,295
Omaha Public Power District Series 2025 A, 5% 2/1/2045	4,125,000	4,265,750
		20,244,188
General Obligations - 0.3%
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	14,305,000	15,185,224
Housing - 0.0%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	2,000,000	2,001,292
TOTAL NEBRASKA		38,043,642
Nevada - 0.7%
General Obligations - 0.2%
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	200,000	204,075
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2041	12,190,000	9,655,847
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041	3,730,000	3,018,419
		12,878,341
Housing - 0.2%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	4,880,000	4,814,990
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019 A, 4% 4/1/2049	855,000	861,039
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	90,000	90,644
Nevada Hsg Div Single Family Mtg Rev Series 2021 A, 3% 4/1/2051	1,105,000	1,092,719
		6,859,392
Special Tax - 0.2%
NV Hwy Imp Rev Bd Series 2020 A, 2% 12/1/2032	3,020,000	2,672,608
NV Hwy Imp Rev Bd Series 2024 C, 3% 12/1/2040	5,605,000	4,623,382
NV Hwy Imp Rev Bd Series 2024 C, 3% 12/1/2041	1,000,000	804,611
		8,100,601
Water & Sewer - 0.1%
Las Vegas Valley NV Gen. Oblig. Series 2022A, 4% 6/1/2040	1,245,000	1,181,319
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2038	2,030,000	2,217,852
		3,399,171
TOTAL NEVADA		31,237,505
New Hampshire - 0.4%
Health Care - 0.0%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	1,990,000	1,331,291
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2034	295,000	302,368
		1,633,659
Housing - 0.4%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	1,552,168	1,535,956
National Fin Auth NH Hosp Rev (Lihtc 2022-1 Us Proj.) Series 1 Class A, 4.375% 9/20/2036	2,206,654	2,131,393
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	6,142,206	5,584,200
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	7,446,041	6,993,795
		16,245,344
TOTAL NEW HAMPSHIRE		17,879,003
New Jersey - 5.9%
Education - 0.5%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,250,000	1,301,917
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,000,000	1,021,667
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2025	200,000	201,445
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2027 (Assured Guaranty Inc Insured)	1,100,000	1,148,186
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	2,245,000	2,466,766
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2031 (Assured Guaranty Inc Insured)	2,405,000	2,657,427
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	1,800,000	2,000,641
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2033 (Assured Guaranty Inc Insured)	1,240,000	1,386,120
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,115,644
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2035 (Assured Guaranty Inc Insured)	1,000,000	1,110,717
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2036 (Assured Guaranty Inc Insured)	1,000,000	1,097,711
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2038	1,980,000	2,037,078
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2039	2,080,000	2,128,515
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,500,000	1,622,428
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	2,000,000	2,120,376
		23,416,638
General Obligations - 2.9%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2035	1,085,000	1,074,339
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	420,000	407,163
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2016 A, 5% 7/15/2027	935,000	950,450
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2028	550,000	586,551
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 4% 6/15/2044	2,745,000	2,385,798
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	740,000	633,503
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	2,560,000	2,750,240
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	750,000	826,808
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2036	1,055,000	1,158,794
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2026	935,000	955,085
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2035	545,000	563,370
New Jersey St Gen. Oblig. 2% 6/1/2034	740,000	611,089
New Jersey St Gen. Oblig. 4% 6/1/2031	13,000,000	13,780,421
New Jersey St Gen. Oblig. 5% 6/1/2028	935,000	1,000,420
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (d)	1,130,000	1,057,388
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (d)	1,310,000	1,154,799
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (d)	1,000,000	843,614
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (d)	2,100,000	1,771,590
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (d)	1,615,000	1,303,717
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (d)	5,400,000	4,359,178
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (d)	5,165,000	3,810,190
New Jersey Trans Trust Fund Auth 4% 12/15/2039	935,000	861,954
New Jersey Trans Trust Fund Auth 4% 6/15/2034	550,000	551,662
New Jersey Trans Trust Fund Auth 4% 6/15/2045	5,915,000	5,117,311
New Jersey Trans Trust Fund Auth 4% 6/15/2050	6,105,000	5,147,137
New Jersey Trans Trust Fund Auth 5% 6/15/2032	1,095,000	1,198,724
New Jersey Trans Trust Fund Auth 5% 6/15/2033	4,230,000	4,582,731
New Jersey Trans Trust Fund Auth 5% 6/15/2036	10,200,000	11,052,099
New Jersey Trans Trust Fund Auth 5% 6/15/2036	1,075,000	1,130,414
New Jersey Trans Trust Fund Auth 5% 6/15/2040	12,850,000	13,353,971
New Jersey Trans Trust Fund Auth 5.25% 6/15/2039	2,900,000	3,101,620
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	4,475,000	4,549,848
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	9,435,000	9,557,468
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	2,355,000	2,271,713
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	630,000	662,497
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	1,100,000	1,139,831
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2044	1,215,000	1,061,369
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	370,000	368,803
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2038	750,000	707,816
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	3,125,000	2,866,820
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	5,350,000	4,598,527
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	3,600,000	3,035,167
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	1,845,000	2,028,252
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2031	4,485,000	4,961,817
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	1,250,000	1,370,016
New Jersey Trans Trust Fund Auth Series 2023A, 5.25% 6/15/2041	1,545,000	1,614,908
Ocean City NJ Gen. Oblig. 2% 10/15/2030	635,000	582,125
		129,459,107
Health Care - 0.2%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (c)	220,000	168,341
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (c)(f)	304,743	210,381
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2039	1,910,000	1,620,556
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2045 (b)	1,585,000	1,612,918
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	3,355,000	2,704,213
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2028	1,095,000	1,106,347
		7,422,756
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ 5% 6/1/2028	935,000	965,067
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	4,270,000	4,115,452
		5,080,519
Transportation - 2.2%
New Jersey Turnpike Authority 5% 1/1/2028	3,005,000	3,177,675
New Jersey Turnpike Authority 5% 1/1/2028	800,000	823,658
New Jersey Turnpike Authority 5% 1/1/2032	2,375,000	2,647,933
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	2,455,000	2,550,121
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	2,580,000	2,662,798
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	3,440,000	3,530,213
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	3,075,000	3,143,159
New Jersey Turnpike Authority Series 2025A, 5% 1/1/2043	5,500,000	5,702,474
New Jersey Turnpike Authority Series 2025A, 5% 1/1/2044	6,000,000	6,180,121
New Jersey Turnpike Authority Series 2025A, 5% 1/1/2045	5,500,000	5,639,019
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	11,735,000	12,133,998
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2032	25,000,000	27,872,980
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2036	4,000,000	4,446,237
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2039	6,750,000	7,255,175
Newark NJ Hsg Auth Port Auth Port Newark Marine Term Rent Backed (Port Auth NY & NJ Proj.) Series 2007, 5.25% 1/1/2026 (National Public Finance Guarantee Corporation Insured)	935,000	942,692
Port Auth NY & NJ Series 243, 5% 12/1/2037	4,750,000	5,150,803
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2038	1,000,000	1,034,231
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2040	1,350,000	1,380,982
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2032	1,200,000	1,327,053
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2033	1,300,000	1,434,444
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2034	1,000,000	1,099,018
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2035	725,000	787,584
		100,922,368
TOTAL NEW JERSEY		266,301,388
New Jersey,New York - 0.1%
Transportation - 0.1%
Port Auth NY & NJ 5% 1/15/2040	1,750,000	1,860,751
Port Auth NY & NJ 5% 1/15/2041	2,150,000	2,262,516
Port Auth NY & NJ 5% 1/15/2042	1,205,000	1,256,280
		5,379,547
TOTAL NEW JERSEY,NEW YORK		5,379,547
New Mexico - 0.4%
General Obligations - 0.3%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	10,905,000	11,572,905
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	60,000	60,730
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	45,000	43,353
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	45,000	41,241
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	100,000	87,670
		232,994
Housing - 0.1%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2018 A 1, 4% 1/1/2049	650,000	654,356
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	150,000	150,746
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	1,810,000	1,945,419
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	380,000	382,820
		3,133,341
Water & Sewer - 0.0%
Albuquerque Bernalillo Cnty Wtr Util Auth Series 2018, 5% 7/1/2028	935,000	952,450
TOTAL NEW MEXICO		15,891,690
New York - 11.0%
Education - 0.5%
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2036	750,000	779,934
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2040	935,000	946,246
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2041	935,000	939,332
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2030	1,540,000	1,527,974
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2031	1,615,000	1,585,292
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2038	780,000	701,373
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2039	1,225,000	1,092,888
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2040	2,760,000	2,442,208
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2041	2,900,000	2,543,182
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2042	1,520,000	1,321,352
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2057	6,385,000	5,035,901
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	380,000	391,198
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	1,075,000	1,069,555
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	2,775,000	2,644,120
		23,020,555
Electric Utilities - 0.2%
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	7,745,000	7,474,456
General Obligations - 1.9%
City of New York NY Gen. Oblig. 5% 8/1/2031	3,990,000	4,361,754
City of New York NY Gen. Oblig. Series FISCAL 2023 1, 5% 8/1/2028	1,000,000	1,072,687
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5% 9/1/2039	9,105,000	9,521,724
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2038	2,000,000	2,118,089
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2039	2,800,000	2,942,752
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2040	9,000,000	9,369,947
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2041	1,000,000	1,033,388
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 5.25% 3/1/2053	4,795,000	4,884,178
City of New York NY Gen. Oblig. Series FISCAL 2024 D, 5.25% 4/1/2054	5,735,000	5,837,628
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5.25% 9/1/2045	5,030,000	5,203,457
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5.25% 9/1/2050	5,000,000	5,107,272
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5% 2/1/2036	1,785,000	1,976,019
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2039	2,635,000	2,767,010
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2042	2,000,000	2,053,907
Nassau Cnty NY Gen. Oblig. 5% 4/1/2038	2,000,000	2,160,743
Nassau Cnty NY Gen. Oblig. 5% 4/1/2039	1,800,000	1,926,942
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	10,710,000	11,162,209
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	2,055,000	2,070,456
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2015 IS S 1, 5% 7/15/2035	6,550,000	6,556,164
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5.25% 11/1/2037	5,880,000	6,344,977
		88,471,303
Health Care - 0.1%
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2019 B3, 5% tender 5/1/2048 (b)	595,000	597,439
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 4.5% 7/1/2052	1,775,000	1,460,369
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2026 (Assured Guaranty Inc Insured)	1,520,000	1,532,901
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (c)	250,000	234,647
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (c)	935,000	715,355
		4,540,711
Housing - 1.2%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	650,000	657,489
New York St Hsg Fin Agy 1% tender 11/1/2061 (b)	370,000	358,913
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	3,435,000	3,295,715
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	12,625,000	12,629,376
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.4% tender 11/1/2062 (b)	8,400,000	8,400,928
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.7% tender 5/1/2063 (b)	3,955,000	3,961,982
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	4,410,000	4,427,953
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,145,000	788,552
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.5% 11/1/2051	4,155,000	2,470,011
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.25% 11/1/2041	6,515,000	4,496,235
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,445,000	907,626
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	6,590,000	6,522,619
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	2,140,000	2,188,915
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 225, 2.45% 10/1/2045	10,000,000	6,575,328
		57,681,642
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	280,000	278,075
Other - 0.1%
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	3,370,000	3,768,204
Special Tax - 5.7%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	3,545,000	3,575,753
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 11/1/2048	13,595,000	14,055,166
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 5/1/2048	1,000,000	1,032,660
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2041	6,000,000	6,292,385
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2042	6,000,000	6,242,152
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2043	5,810,000	5,979,736
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2032	7,500,000	8,435,406
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2033	4,220,000	4,750,266
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2037	2,500,000	2,690,149
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2038	5,000,000	5,320,722
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2039	3,600,000	3,797,892
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2040	8,665,000	9,067,786
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2040	3,780,000	3,974,028
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2041	3,505,000	3,658,751
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2042	2,500,000	2,590,707
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2049	2,355,000	2,374,565
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024G SUB G 1, 5% 5/1/2038	2,285,000	2,445,936
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024G SUB G 1, 5.25% 5/1/2051	13,955,000	14,355,197
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2025C SUB C 1, 5.25% 5/1/2049	13,355,000	13,777,168
New York City Transitional Finance Authority (New York State Sales Tax Rev Proj.) Series FISCAL 2024G SUB G 1, 5.25% 5/1/2049	3,750,000	3,862,265
New York NY City Transitional Fin Auth Rev Series 2018 1, 5% 11/1/2029	1,935,000	2,037,500
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	15,720,000	16,346,685
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	6,465,000	6,533,919
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2046	3,500,000	3,560,224
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	2,340,000	1,605,725
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 4% 3/15/2047	3,830,000	3,296,950
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	935,000	966,454
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	3,920,000	2,737,608
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2038	4,000,000	3,905,422
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	4,000,000	3,817,600
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2045	5,435,000	4,749,926
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	12,850,000	13,237,188
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2040	4,000,000	4,170,073
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2028	2,500,000	2,665,889
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	7,615,000	8,556,679
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	1,985,000	2,240,326
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	1,775,000	2,006,868
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2045	1,170,000	1,027,384
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2049	7,380,000	6,288,970
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	1,525,000	1,055,016
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	7,450,000	6,601,627
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	7,020,000	6,164,309
New York Twy Auth Pers Income Tax Rev Series 2025 A, 5% 3/15/2042	20,000,000	20,749,528
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032 (d)	5,160,000	3,977,335
NY Mta Dedicated Tax Fund Series 2024 B 1, 5% 11/15/2052	3,805,000	3,799,659
NY Payroll Mobility Tax Series 2021 B 1, 4% 5/15/2056	1,645,000	1,363,459
		251,741,013
Transportation - 0.9%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	12,660,000	10,737,669
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	8,760,000	9,265,847
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2035	1,870,000	1,929,682
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2034	2,230,000	2,312,464
Metropolitan Transn Auth NY Rv Series D 1, 5% 11/15/2028	2,310,000	2,321,700
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2033	325,000	346,209
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2040	2,280,000	2,382,749
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2041	1,750,000	1,810,764
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2039	1,130,000	1,194,384
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2040	1,000,000	1,051,696
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2041	1,750,000	1,820,961
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2042	1,000,000	1,030,468
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2043	1,000,000	1,022,848
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 1, 5.25% 11/15/2051	5,000,000	5,141,700
		42,369,141
Water & Sewer - 0.4%
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2024 SUB BB1, 5.25% 6/15/2054	5,000,000	5,114,611
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	10,735,000	11,046,202
		16,160,813
TOTAL NEW YORK		495,505,913
North Carolina - 0.8%
General Obligations - 0.0%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	920,000	769,699
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 4% 6/1/2039	820,000	793,236
		1,562,935
Health Care - 0.2%
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	1,810,000	1,404,311
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	1,260,000	1,255,107
Unc Health Nash Series 2025, 5.25% 2/1/2055 (g)	4,325,000	4,227,653
Unc Health Nash Series 2025, 5.75% 2/1/2050 (g)	4,155,000	4,317,016
		11,204,087
Housing - 0.2%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 45, 3% 7/1/2051	9,095,000	9,001,072
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	1,055,000	1,146,378
		10,147,450
Transportation - 0.4%
Charlotte NC Arpt Rev Series 2023A, 5% 7/1/2037	775,000	839,457
Charlotte NC Arpt Rev Series 2023A, 5% 7/1/2038	785,000	842,190
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2049	13,100,000	12,744,736
		14,426,383
TOTAL NORTH CAROLINA		37,340,855
North Dakota - 0.2%
Education - 0.0%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	2,865,000	1,807,808
General Obligations - 0.0%
Grand Forks N Gen. Oblig. Series 2020 A, 2.25% 12/1/2046	395,000	230,390
Health Care - 0.0%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2046	1,060,000	856,481
Housing - 0.2%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	550,000	544,084
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 5% 1/1/2053	2,115,000	2,196,719
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	1,555,000	1,531,964
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	365,000	397,559
		4,670,326
TOTAL NORTH DAKOTA		7,565,005
Ohio - 1.9%
Education - 0.5%
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2039 (Build America Mutual Assurance Co Insured)	4,315,000	4,490,036
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2040 (Build America Mutual Assurance Co Insured)	2,905,000	2,993,008
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	3,175,000	3,246,681
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2039 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,250,000	1,280,833
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2040 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,320,000	1,360,303
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2041 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,390,000	1,421,869
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2042 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,465,000	1,490,425
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 4% 7/1/2040	685,000	641,479
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2035	2,455,000	2,581,984
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2042	4,235,000	4,313,545
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2044	1,795,000	1,759,152
		25,579,315
Electric Utilities - 0.1%
American Mun Pwr Rev Series 2023A, 5% 2/15/2030	1,725,000	1,888,098
American Mun Pwr Rev Series 2023A, 5% 2/15/2031	1,425,000	1,574,036
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	1,900,000	2,111,820
		5,573,954
General Obligations - 0.3%
Cleveland OH Gen. Oblig. Series 2019A, 3% 12/1/2039	1,000,000	822,244
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2025	1,600,000	1,611,833
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2026	1,500,000	1,543,930
Cleveland Ohio Mun Sch Dist Series 2025, 5.25% 12/1/2052	5,250,000	5,367,399
Kettering Ohio City Sch Dist Ctfs Partn (Kettering Ohio City Sch Dist Proj.) Series 2019, 4% 12/1/2043	2,625,000	2,354,047
Ohio St Spl Oblig (State of Ohio Proj.) Series 2023A, 5% 4/1/2036	1,000,000	1,097,435
		12,796,888
Health Care - 0.6%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	3,495,000	3,529,362
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2031	360,000	384,029
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2017A, 5% 8/15/2033	770,000	788,488
Hamilton Cnty OH Hosp Facs Rev (Uc Health Proj.) 5.5% 8/1/2042	3,000,000	3,025,998
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	1,590,000	1,392,335
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	1,255,000	1,245,456
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2020 B, 3.9% tender 1/15/2050 (b)	4,760,000	4,798,761
Ross County Ohio Hosp Rev (Adena Health Sys Proj.) Series 2019, 5% 12/1/2025	430,000	432,676
Ross County Ohio Hosp Rev (Adena Health Sys Proj.) Series 2019, 5% 12/1/2026	560,000	572,698
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2026	1,815,000	1,831,226
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 5% 2/15/2027	1,510,000	1,522,884
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	405,000	417,945
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	830,000	866,236
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	880,000	926,269
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	930,000	985,114
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	995,000	1,056,322
		23,775,799
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	55,000	55,736
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,525,000	1,665,748
		1,721,484
Tobacco Bonds - 0.4%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	8,995,000	6,010,457
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	4,540,000	3,665,325
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,045,000	2,087,957
		11,763,739
Transportation - 0.0%
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2031	1,310,000	1,471,345
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	590,000	626,872
		2,098,217
TOTAL OHIO		83,309,396
Oklahoma - 0.3%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2026	335,000	338,951
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	620,000	574,184
		913,135
Electric Utilities - 0.0%
Oklahoma St Mun Pwr Auth Pwr Series 2021A, 3% 1/1/2041 (Assured Guaranty Inc Insured)	1,735,000	1,338,426
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	280,000	306,749
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	275,000	307,192
		613,941
Transportation - 0.3%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2038 (g)	1,850,000	2,004,423
Oklahoma St Tpk Auth Tpk Rev 5.25% 1/1/2047	7,500,000	7,782,963
		9,787,386
TOTAL OKLAHOMA		12,652,888
Oregon - 0.4%
General Obligations - 0.1%
Oregon St Gen. Oblig. Series 2022 D, 5% 12/1/2052	1,450,000	1,503,830
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2038 (Oregon St Guaranteed) (d)	3,960,000	2,215,863
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2043 (Oregon St Guaranteed) (d)	5,000,000	2,017,398
		5,737,091
Health Care - 0.2%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2036	1,215,000	1,264,595
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	3,465,000	3,558,340
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	3,125,000	2,092,462
		6,915,397
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	570,000	434,788
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	3,885,000	3,908,315
		4,343,103
Water & Sewer - 0.0%
Portland OR Swr Sys Rev Series 2020A, 2.125% 3/1/2040	1,125,000	776,767
TOTAL OREGON		17,772,358
Pennsylvania - 4.2%
Education - 0.1%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (f)	445,000	213,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (f)	995,000	477,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (f)	1,110,000	532,800
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2026	310,000	310,720
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2027	590,000	602,561
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2034	1,495,000	1,500,689
Pennsylvania St Higher Edl Rev (St Josephs University, PA Proj.) Series 2012, 5% 11/1/2042	1,280,000	1,240,547
		4,878,517
Electric Utilities - 0.1%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Inc Insured)	2,890,000	2,922,530
Escrowed/Pre-Refunded - 0.0%
Doylestown PA Hosp Auth Hosp 5% 7/1/2049 (Pre-refunded to 7/1/2029 at 100)	95,000	102,411
General Obligations - 2.0%
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2041 (Assured Guaranty Inc Insured)	1,125,000	1,172,719
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2042 (Assured Guaranty Inc Insured)	6,100,000	6,291,980
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2019 B, 5% 6/1/2026	635,000	647,376
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2029	1,640,000	1,774,964
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2032	2,810,000	3,066,586
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	3,750,000	3,756,738
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	5,580,000	5,608,962
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2029	10,000,000	10,955,896
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2030	2,900,000	3,220,783
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2031	10,080,000	11,305,986
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	1,090,000	1,116,317
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2034	2,105,000	2,227,883
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2035	2,575,000	2,711,516
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2036	2,260,000	2,368,701
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2043	4,500,000	4,752,805
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2044	4,760,000	5,006,196
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2030	12,610,000	13,905,647
Philadelphia PA Sch Dist 4% 9/1/2035	1,170,000	1,158,981
Philadelphia PA Sch Dist 5% 9/1/2026	1,870,000	1,916,060
Philadelphia PA Sch Dist 5% 9/1/2026	1,310,000	1,343,117
Philadelphia PA Sch Dist 5% 9/1/2026	1,035,000	1,061,165
Philadelphia PA Sch Dist 5% 9/1/2030	1,250,000	1,342,793
Philadelphia PA Sch Dist 5% 9/1/2032	935,000	993,877
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Inc Insured)	580,000	611,323
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	1,355,000	1,331,562
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2032 (Assured Guaranty Inc Insured)	830,000	842,969
		90,492,902
Health Care - 0.6%
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) 5% 7/1/2049	860,000	842,408
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 C, 5% tender 4/1/2043 (b)	3,675,000	3,948,266
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2030	1,060,000	1,150,651
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2031	1,110,000	1,211,361
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2032	1,545,000	1,686,817
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2026	1,780,000	1,814,221
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2027	1,870,000	1,941,948
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2028	1,945,000	2,053,941
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2035	380,000	411,136
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	2,515,000	2,079,155
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2038	1,590,000	1,478,583
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2039	1,030,000	949,936
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	235,000	202,116
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 1, 5.25% 7/1/2049	900,000	857,557
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5.25% 7/1/2046	965,000	938,652
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2035	500,000	536,468
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2035	500,000	536,469
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	220,000	190,462
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	520,000	424,379
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2049	605,000	587,938
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	3,050,000	3,289,594
		27,132,058
Housing - 0.1%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	1,400,000	1,396,965
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	1,940,000	1,930,190
		3,327,155
Transportation - 0.5%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2051	7,525,000	7,496,664
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023B, 5.25% 1/1/2048 (Assured Guaranty Inc Insured)	850,000	872,668
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023B, 5.25% 1/1/2053 (Assured Guaranty Inc Insured)	1,000,000	1,021,476
Pennsylvania Turnpike Commission 5.25% 12/1/2055	7,515,000	7,680,180
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2046	4,680,000	3,978,985
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	935,000	768,228
		21,818,201
Water & Sewer - 0.8%
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2033	650,000	721,685
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2034	800,000	880,327
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2038 (Assured Guaranty Inc Insured)	1,500,000	1,590,555
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2041 (Assured Guaranty Inc Insured)	4,330,000	4,498,582
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2042 (Assured Guaranty Inc Insured)	3,500,000	3,609,622
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	2,755,000	2,852,769
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2049	6,900,000	7,109,053
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2054	6,000,000	6,111,396
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	420,000	423,637
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2036 (Assured Guaranty Inc Insured)	300,000	331,454
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2037 (Assured Guaranty Inc Insured)	300,000	327,296
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2038 (Assured Guaranty Inc Insured)	500,000	538,814
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2039 (Assured Guaranty Inc Insured)	500,000	533,202
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2040 (Assured Guaranty Inc Insured)	625,000	660,285
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2041 (Assured Guaranty Inc Insured)	500,000	522,515
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2042 (Assured Guaranty Inc Insured)	1,250,000	1,294,568
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2043 (Assured Guaranty Inc Insured)	650,000	668,414
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	1,100,000	1,125,440
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2045 (Assured Guaranty Inc Insured)	1,150,000	1,172,037
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2046 (Assured Guaranty Inc Insured)	2,500,000	2,528,497
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5.25% 9/1/2050 (Assured Guaranty Inc Insured)	500,000	513,202
		38,013,350
TOTAL PENNSYLVANIA		188,687,124
Puerto Rico - 0.5%
General Obligations - 0.4%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (d)	8,638,773	5,986,549
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	5,651,810	5,511,171
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	2,035,000	1,940,755
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	589,592	607,689
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	4,000,136	4,234,826
		18,280,990
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (c)	1,750,000	1,509,720
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (c)	835,000	871,224
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	2,495,000	2,559,916
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (c)	1,165,000	1,005,042
		5,945,902
TOTAL PUERTO RICO		24,226,892
Rhode Island - 0.4%
Education - 0.3%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2036	1,000,000	1,072,036
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	3,570,000	3,531,828
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	4,095,000	3,967,793
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2036	225,000	241,269
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2039	255,000	266,437
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2041	750,000	770,298
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2042	1,000,000	1,018,447
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2043	1,300,000	1,316,363
		12,184,471
General Obligations - 0.0%
Providence RI Pub Bldgs Auth Rev (Providence RI Proj.) Series 2020 A, 5% 9/15/2039 (Assured Guaranty Inc Insured)	1,490,000	1,507,925
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2038 (Build America Mutual Assurance Co Insured)	1,055,000	1,124,325
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2042 (Build America Mutual Assurance Co Insured)	905,000	943,814
		3,576,064
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	855,000	857,042
Housing - 0.1%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	635,000	635,366
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	85,000	85,520
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 73A, 2.3% 10/1/2040	3,045,000	2,158,734
		2,879,620
TOTAL RHODE ISLAND		19,497,197
South Carolina - 1.7%
Education - 0.3%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2033	890,000	1,003,583
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2034	850,000	961,223
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2035	720,000	814,553
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2043	1,100,000	1,149,713
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2044	300,000	311,767
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2045	625,000	647,553
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2033	900,000	1,014,860
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2034	1,000,000	1,130,851
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2035	750,000	848,493
South Carolina Jobs Econ Dev (Furman University Proj.) Series 2022A, 4% 4/1/2052	2,900,000	2,465,994
		10,348,590
Electric Utilities - 0.8%
South Carolina St Svc Auth Rev 5% 12/1/2032	1,580,000	1,703,911
South Carolina St Svc Auth Rev 5% 12/1/2055 (Assured Guaranty Inc Insured)	8,250,000	8,206,788
South Carolina St Svc Auth Rev 5.25% 12/1/2050 (Assured Guaranty Inc Insured)	7,500,000	7,577,961
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2033	205,000	206,214
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2033	2,250,000	2,495,173
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2037	2,270,000	2,433,422
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2040	2,000,000	2,090,536
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2042	1,000,000	1,020,605
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,340,000	1,360,519
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	1,855,000	1,906,356
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	460,000	410,051
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	685,000	683,691
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	5,055,000	5,083,495
		35,178,722
Health Care - 0.6%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2034	1,170,000	1,204,645
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2045	1,800,000	1,876,740
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2048	1,670,000	1,723,565
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2049	8,495,000	8,760,877
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2054	5,045,000	5,187,393
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2042	2,110,000	1,963,126
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2043	2,500,000	2,301,591
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2040	1,460,000	1,517,481
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2041	2,000,000	2,062,234
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	1,220,000	1,274,369
		27,872,021
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	140,000	141,357
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	905,000	991,348
		1,132,705
Transportation - 0.0%
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2048	1,755,000	1,738,997
Water & Sewer - 0.0%
Lexington SC Wtrwks & Swr Sys Rev Series 2021 A, 3% 4/1/2046	2,000,000	1,450,182
Starr-Iva Wtr & Swr Dist S C Wtrwks & Swr Sys Rev Series 2021, 2.125% 6/1/2043 (Assured Guaranty Inc Insured)	820,000	504,662
		1,954,844
TOTAL SOUTH CAROLINA		78,225,879
South Dakota - 0.0%
Health Care - 0.0%
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	1,730,000	1,276,651
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	540,000	587,461
TOTAL SOUTH DAKOTA		1,864,112
Tennessee - 0.6%
Education - 0.2%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	1,145,000	1,097,457
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2043	2,000,000	2,006,061
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5.25% 5/1/2048	5,000,000	5,008,225
		8,111,743
Electric Utilities - 0.0%
Bolivar Tenn Energy Auth Elecsys Rev Series 2022, 3% 5/1/2041 (Assured Guaranty Inc Insured)	145,000	113,584
Escrowed/Pre-Refunded - 0.0%
Jackson TN Hosp Rev Series 2018 A, 5% 4/1/2027	30,000	31,175
Jackson TN Hosp Rev Series 2018 A, 5% 4/1/2028	20,000	21,240
		52,415
General Obligations - 0.0%
Marion Cnty Tenn 2% 6/1/2034	1,330,000	1,098,213
Health Care - 0.2%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	7,770,000	6,697,058
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2025	575,000	575,000
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2044	2,105,000	2,060,048
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2027	560,000	574,092
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2028	375,000	389,420
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2041	445,000	445,516
		10,741,134
Housing - 0.1%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) 3% 7/1/2051	1,590,000	1,574,236
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	615,000	607,256
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	265,000	200,469
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	325,000	231,928
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	575,000	457,940
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	415,000	414,665
		3,486,494
Water & Sewer - 0.1%
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2% 6/1/2039	2,250,000	1,582,610
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.125% 6/1/2044	3,490,000	2,134,042
		3,716,652
TOTAL TENNESSEE		27,320,235
Texas - 13.0%
Education - 0.2%
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2028	1,450,000	1,466,263
Texas A&M Univ Revs Series 2024A, 4% 5/15/2049	5,000,000	4,226,485
Texas St Univ Sys Fing Rev Series 2024, 4% 3/15/2049	5,090,000	4,339,321
University North Tex Univ Rev 5% 4/15/2031	1,600,000	1,775,936
		11,808,005
Electric Utilities - 2.4%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2028	2,105,000	2,234,790
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2043	1,405,000	1,410,120
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2048	1,590,000	1,569,785
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2036 (Assured Guaranty Inc Insured)	3,000,000	3,221,478
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2037 (Assured Guaranty Inc Insured)	1,400,000	1,488,037
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2038 (Assured Guaranty Inc Insured)	1,500,000	1,578,195
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2039 (Assured Guaranty Inc Insured)	1,915,000	1,996,504
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2040 (Assured Guaranty Inc Insured)	2,500,000	2,590,175
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2028 (Assured Guaranty Inc Insured)	1,250,000	1,330,541
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2029 (Assured Guaranty Inc Insured)	1,650,000	1,788,753
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2030 (Assured Guaranty Inc Insured)	1,750,000	1,923,933
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2031 (Assured Guaranty Inc Insured)	1,650,000	1,829,783
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2032 (Assured Guaranty Inc Insured)	1,570,000	1,753,800
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2033 (Assured Guaranty Inc Insured)	1,120,000	1,255,594
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2034 (Assured Guaranty Inc Insured)	1,000,000	1,109,044
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2035 (Assured Guaranty Inc Insured)	1,010,000	1,108,026
Lower Colorado River Authority Series 2019 A, 4% 5/15/2049	1,000,000	814,821
Lower Colorado River Authority Series 2025 A, 5% 5/15/2028	2,235,000	2,372,806
Lower Colorado River Authority Series 2025 A, 5% 5/15/2030	4,000,000	4,375,013
Lower Colorado River Authority Series 2025 A, 5% 5/15/2031	6,500,000	7,164,571
Lower Colorado River Authority Series 2025 A, 5% 5/15/2032	3,425,000	3,797,181
Lower Colorado River Authority Series 2025 B, 5% tender 5/15/2045 (b)	5,830,000	6,303,428
San Antonio TX Elec & Gas Rev 1.75% tender 2/1/2049 (b)	10,060,000	10,001,822
San Antonio TX Elec & Gas Rev 5.25% 2/1/2049	2,285,000	2,352,312
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2046	3,690,000	3,670,442
San Antonio TX Elec & Gas Rev Series 2024 B, 5.25% 2/1/2049	14,945,000	15,385,254
San Antonio TX Elec & Gas Rev Series 2024C, 5.5% 2/1/2049	14,280,000	15,033,127
San Antonio TX Elec & Gas Rev Series 2024D, 5% 2/1/2049	4,405,000	4,447,369
San Antonio TX Elec & Gas Rev Series 2024E, 5.25% 2/1/2049	4,000,000	4,123,008
		108,029,712
General Obligations - 5.1%
Alvin Tex Indpt Sch Dist Series 2022, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,750,000	1,386,001
Angleton Tex Indpt Sch Dist 2% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	1,690,000	1,042,738
Barbers Hill TX Indpt Sch Dist Series 2020, 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,410,000	1,175,804
Barbers Hill TX Indpt Sch Dist Series 2020, 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	3,820,000	3,085,158
Bell Cnty TX Gen. Oblig. 2% 2/15/2034	2,500,000	2,083,313
Bell Cnty TX Gen. Oblig. 2% 2/15/2035	1,000,000	806,899
Brazoria Cnty Texas Gen. Oblig. Series 2021, 3% 3/1/2039	1,230,000	1,027,313
Brazoria Cnty Texas Gen. Oblig. Series 2021, 4% 3/1/2046	2,565,000	2,281,026
Brazos Cnty Tex Gen. Oblig. 1.75% 9/1/2033	1,355,000	1,086,348
Brazos Cnty Tex Gen. Oblig. 1.875% 9/1/2035	705,000	533,148
Cedar Park TX Gen. Oblig. 1.75% 2/15/2036	1,665,000	1,221,398
City of Coppell TX Gen. Oblig. Series 2020, 1.625% 2/1/2037	1,495,000	1,038,444
City of Frisco TX Gen. Oblig. 2% 2/15/2034	1,545,000	1,308,933
City of Frisco TX Gen. Oblig. 2% 2/15/2035	4,460,000	3,663,780
City of Frisco TX Gen. Oblig. 2% 2/15/2035	1,575,000	1,293,824
City of Frisco TX Gen. Oblig. 2% 2/15/2036	4,550,000	3,616,679
City of Frisco TX Gen. Oblig. 2% 2/15/2036	1,610,000	1,279,748
City of Frisco TX Gen. Oblig. 2% 2/15/2037	1,640,000	1,259,605
City of Frisco TX Gen. Oblig. 2% 2/15/2041	525,000	344,349
City of Waco TX Gen. Oblig. 2.25% 2/1/2036	1,935,000	1,568,435
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	710,000	511,783
Clarksville Tex Indpt Sch Dist 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	625,000	495,186
Clear Creek Independent School District Series 2013B, 3.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	1,600,000	1,600,549
Clear Creek Independent School District Series 2021, 3% 2/15/2041	1,000,000	785,280
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,325,000	1,148,481
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,125,000	947,842
Conroe TX Isd Series 2022, 3% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,118,792
Conroe TX Isd Series 2025, 5% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	20,000,000	20,292,129
Cottonwood Creek Mun Util Distno 1 Tex Gen. Oblig. Series 2019, 3% 9/1/2042 (Assured Guaranty Inc Insured)	1,015,000	764,648
Cypress-Fairbanks TX Isd Series 2019 A, 3% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,765,000	2,624,936
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2039	1,440,000	1,517,674
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2040	6,545,000	6,826,838
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	3,455,000	3,805,092
Deer Pk Tex Gen. Oblig. Series 2021, 3% 3/15/2046	2,810,000	2,035,420
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2039	1,425,000	1,518,050
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2044	2,000,000	2,058,322
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2045	1,595,000	1,638,062
Everman TX Indpt Sch Dist Series 2020, 3% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	4,720,000	3,438,672
Fort Bend Cnty Tex Mun Util Dist No 132 Gen. Oblig. Series 2021, 2.5% 9/1/2043	1,500,000	1,008,172
Fort Bend Cnty TX Levee Impt Dist No 6 Gen. Oblig. Series 2020, 2% 9/1/2045	815,000	454,229
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	520,000	471,098
Gilmer Tex Indpt Sch Dist 3.125% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	560,000	424,983
Haltom City Tex Gen. Oblig. 2.25% 2/1/2046	2,890,000	1,725,425
Hays County Tex Gen. Oblig. Series 2019, 3% 2/15/2044	1,050,000	797,424
Hays TX Cons Indpt Schl Dist Series 2021, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,215,000	969,163
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	990,102
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	1,958,243
Houston TX Gen. Oblig. 5.25% 3/1/2049	17,840,000	18,039,952
Houston TX Gen. Oblig. Series 2019 A, 4% 3/1/2044	3,415,000	3,045,139
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2032 (Permanent Sch Fund of Texas Guaranteed)	3,270,000	3,671,643
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2033 (Permanent Sch Fund of Texas Guaranteed)	8,230,000	9,276,473
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	5,980,000	6,755,608
Judson TX Indpt Sch Dist Series 2024, 5% 2/1/2036 (Permanent Sch Fund of Texas Guaranteed)	2,130,000	2,309,280
Judson TX Indpt Sch Dist Series 2024, 5% 2/1/2037 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,176,307
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	500,000	532,473
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,581,196
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	330,000	344,596
Kaufman Cnty Mun Util Dist 5 Gen. Oblig. Series 2020, 2.25% 3/1/2046 (Assured Guaranty Inc Insured)	4,545,000	2,986,793
Killeen Tex Indpt Sch Dist Series 2019, 3% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,061,714
Leander Independent School District Series 2025 A, 0% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed) (d)	800,000	775,514
Leander Independent School District Series 2025 A, 0% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed) (d)	1,775,000	1,265,811
Leander Independent School District Series 2025 A, 0% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed) (d)	1,670,000	1,131,611
Leander Independent School District Series 2025 A, 5% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	2,630,000	2,782,622
Leander Independent School District Series 2025 B, 0% 8/15/2026 (d)	1,400,000	1,355,764
Leander Independent School District Series 2025 B, 0% 8/15/2027 (d)	1,500,000	1,407,848
Leander Independent School District Series 2025 B, 5% 8/15/2032	1,250,000	1,390,883
Leander Independent School District Series 2025 B, 5% 8/15/2033	3,355,000	3,736,028
Leander Independent School District Series 2025 B, 5% 8/15/2034	2,745,000	3,059,935
Lone Oak Tex Indpt Sch Dist 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,220,000	971,005
Luling Tex Indpt Sch Dist Series 2020, 2.75% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	2,685,000	1,852,274
Melissa Tex Gen. Oblig. Series 2021, 3% 2/15/2041	400,000	320,857
Montgomery Cnty Tex Mun Util Dist No 127 Gen. Oblig. Series 2020, 2.25% 9/1/2044 (Assured Guaranty Inc Insured)	285,000	171,735
Nederland Tex Indpt Sch Dist 3% 8/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,175,000	932,057
New Waverly Tex Indpt Sch Dist Series 2022, 3% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	11,110,000	7,494,062
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	10,285,000	10,260,274
Pasadena TX Indpt Sch Dist Series 2021, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,845,000	1,475,902
Peaster Tex Indpt Sch Dist Series 2021, 3% 8/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	824,078
Peaster Tex Indpt Sch Dist Series 2021, 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,900,000	1,362,433
Plano TX Gen. Oblig. 3.37% 9/1/2037	840,000	768,443
Plano TX Gen. Oblig. 5% 9/1/2040	1,000,000	1,054,487
Prairie Lea Independent School District 2.25% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,130,000	681,029
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,480,000	1,292,733
Prosper Tex Indpt Sch Dist 5% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	4,585,000	4,658,945
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,825,000	1,841,188
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	3,380,000	3,532,272
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,220,000	2,301,519
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	550,000	616,875
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	500,000	558,818
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,025,000	1,131,662
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,015,000	1,110,496
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,540,000	1,669,221
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	880,000	943,491
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	600,000	635,340
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,099,035
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,245,000	1,294,433
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	1,375,000	1,416,685
Rockwall Cnty TX Gen. Oblig. Series 2020, 4% 2/1/2045	4,810,000	4,246,986
San Jacinto TX Cmnty College Dist Gen. Oblig. Series 2021, 3% 2/15/2051	3,510,000	2,397,184
Sanger Tex Gen. Oblig. Series 2021 A, 3% 5/1/2046	1,035,000	743,239
Stafford Tex Gen. Oblig. Series 2021, 2.375% 9/1/2046	1,630,000	978,963
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	1,090,000	1,183,634
Texas State Gen. Oblig. Series 2021 A, 3% 8/1/2041	300,000	224,971
Travis Cnty Tex Mun Util Dist No 18 Gen. Oblig. Series 2020, 2.125% 9/1/2044	500,000	294,185
Washington Cnty TX Jr College Dist Rev Series 2020, 2.375% 10/1/2045 (Assured Guaranty Municipal Corp Insured)	1,640,000	949,084
Westwood Indpt Sch Dist Tex Series 2022, 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,340,000	1,044,697
Willis Tex Indpt Sch Dist 2% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,120,000	770,322
		227,821,342
Health Care - 0.8%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,250,000	2,397,301
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Buckner Retirement Proj.) Series B, 5% 11/15/2040	890,000	861,786
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2042	1,185,000	1,076,590
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2047	1,265,000	1,079,756
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2052	2,810,000	2,293,787
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2036	515,000	549,333
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2040	1,870,000	1,922,601
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 B, 5% tender 11/15/2064 (b)(g)	17,575,000	18,957,114
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 C, 5% tender 11/15/2064 (b)(g)	4,985,000	5,460,009
		34,598,277
Housing - 0.2%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	3,885,000	4,258,365
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	681,541	585,139
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	420,000	424,760
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	2,330,000	2,554,956
		7,823,220
Special Tax - 0.4%
Dallas TX Rapid Transit Sales Tax Rev 3% 12/1/2047	2,215,000	1,545,762
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2033	715,000	746,232
Texas Transn Commn Gen. Oblig. Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (b)	8,695,000	8,511,765
Texas Transn Commn St Hwy Fund Rev Series 2024, 5% 10/1/2033	7,180,000	8,095,651
		18,899,410
Transportation - 1.9%
Central TX Regl Mobility Auth Rev 5% 1/1/2027	3,525,000	3,555,460
Central TX Regl Mobility Auth Rev 5% 1/1/2030	935,000	1,015,005
Central TX Regl Mobility Auth Rev 5% 1/1/2032	1,195,000	1,297,810
Central TX Regl Mobility Auth Rev 5% 1/1/2039	1,215,000	1,259,643
Central TX Regl Mobility Auth Rev 5% 1/1/2046	3,275,000	3,281,917
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2034	260,000	264,709
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2035	210,000	212,217
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2036	230,000	230,667
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2037	330,000	328,021
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2038	435,000	426,352
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2039	560,000	537,848
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2040	215,000	201,886
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2027	185,000	190,769
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2028	215,000	226,282
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2029	795,000	851,852
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2030	375,000	407,088
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2031	185,000	199,499
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2032	185,000	198,182
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2033	280,000	298,198
Dallas Fort Worth International Airport 5% 11/1/2039	2,600,000	2,742,899
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2034	1,320,000	1,337,124
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2035	1,175,000	1,173,581
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2033 (Assured Guaranty Inc Insured)	800,000	895,202
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2034 (Assured Guaranty Inc Insured)	700,000	782,925
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2035 (Assured Guaranty Inc Insured)	1,000,000	1,117,530
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2036 (Assured Guaranty Inc Insured)	1,000,000	1,103,034
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2037 (Assured Guaranty Inc Insured)	1,510,000	1,645,459
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2038 (Assured Guaranty Inc Insured)	1,315,000	1,417,388
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2039 (Assured Guaranty Inc Insured)	1,645,000	1,751,244
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2040 (Assured Guaranty Inc Insured)	2,000,000	2,101,962
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2041 (Assured Guaranty Inc Insured)	2,000,000	2,081,711
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2043 (Assured Guaranty Inc Insured)	1,390,000	1,423,498
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2045 (Assured Guaranty Inc Insured)	2,000,000	2,030,663
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5.25% 3/1/2050 (Assured Guaranty Inc Insured)	3,590,000	3,694,928
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	10,230,000	10,747,411
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2043	470,000	471,797
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2021, 3% 8/15/2050	1,000,000	676,585
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	3,010,000	3,118,976
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2054	4,800,000	4,952,343
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (d)	9,450,000	6,551,716
North TX Twy Auth Rev 4% 1/1/2033	1,870,000	1,886,589
North TX Twy Auth Rev 5% 1/1/2030	700,000	706,138
North TX Twy Auth Rev 5% 1/1/2035	470,000	484,074
North TX Twy Auth Rev Series 2018, 4% 1/1/2038	1,715,000	1,616,640
North TX Twy Auth Rev Series 2024A, 5% 1/1/2034	1,040,000	1,159,691
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	2,570,000	2,671,768
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	840,000	880,428
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	3,700,000	4,059,230
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2039	1,640,000	1,488,074
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	770,000	741,104
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2038	1,965,000	1,829,261
Texas Transportation Commission 0% 8/1/2041 (d)	1,405,000	624,775
		84,949,153
Water & Sewer - 2.0%
Austin TX Wtr & Wastewtr Sys Series 2024, 5% 11/15/2049	4,030,000	4,061,789
Beaumont TX Wtrwks & Swr Sys Rev Series 2024, 5% 9/1/2038 (Build America Mutual Assurance Co Insured)	1,015,000	1,077,710
City of Georgetown TX Series 2025, 5% 8/15/2039	1,000,000	1,061,150
City of Georgetown TX Series 2025, 5% 8/15/2040	1,000,000	1,051,684
City of Georgetown TX Series 2025, 5% 8/15/2041	1,400,000	1,458,810
City of Georgetown TX Series 2025, 5% 8/15/2042	1,200,000	1,239,219
City of Georgetown TX Series 2025, 5% 8/15/2043	2,325,000	2,385,406
City of Georgetown TX Series 2025, 5% 8/15/2044	2,940,000	2,993,715
City of Georgetown TX Series 2025, 5% 8/15/2045	2,500,000	2,532,970
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	2,285,000	2,379,565
Dallas TX Wtrwks & Swr Sys Rev Series 2017, 5% 10/1/2046	470,000	470,150
Fort Worth TX Wtr & Swr Rev Series 2019, 3% 2/15/2042	1,005,000	777,523
Houston TX Util Sys Rev 4% 11/15/2043	3,830,000	3,424,711
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2026	355,000	366,661
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2028	1,480,000	1,592,826
Huntsville Tex Wtr & Wastewater Sys Rev Series 2022, 3% 8/15/2051	3,710,000	2,324,413
North TX Mun Wtr Dist TX Regl Wastewtr Rev 2.375% 6/1/2049	1,705,000	1,000,027
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2045	3,275,000	3,411,466
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2046	5,630,000	5,841,000
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2038	3,870,000	4,205,807
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2031	540,000	597,289
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2032	725,000	805,643
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2033	640,000	714,067
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2039	850,000	896,900
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2040	800,000	838,174
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2041	1,045,000	1,084,833
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2042	1,100,000	1,130,938
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2043	1,145,000	1,166,232
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2044	2,420,000	2,451,726
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2045	2,000,000	2,017,602
Temple Tex Util Sys Rev Series 2025, 5.25% 8/1/2050	13,000,000	13,191,623
Texas Wtr Dev Brd Series 2017 A, 4% 10/15/2042	14,885,000	13,209,928
Texas Wtr Dev Brd Series 2021, 2.375% 8/1/2041	1,800,000	1,257,964
Tyler Tex Wtr & Swr Sys Rev 2.75% 9/1/2051	3,750,000	2,327,343
Upper Trinty TX Rgl Wtr Dst Rv Series 2025, 5.5% 8/1/2050 (Build America Mutual Assurance Co Insured)	3,500,000	3,632,215
		88,979,079
TOTAL TEXAS		582,908,198
Utah - 0.4%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	440,266	343,906
Special Tax - 0.1%
Mida Mountain Village Public Infrastructure District Series 2024 1, 5.125% 6/15/2054 (c)	1,750,000	1,603,027
Point Phase 1 Public Infrastructure District No 1 Series 2025 A 2, 0% 3/1/2055 (h)	1,796,000	1,366,074
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	4,777,000	4,795,603
		7,764,704
Transportation - 0.3%
Salt Lake City UT Arpt Rev 5% 7/1/2046	2,305,000	2,324,372
Salt Lake City UT Arpt Rev 5% 7/1/2051	9,285,000	9,236,379
		11,560,751
TOTAL UTAH		19,669,361
Vermont - 0.1%
Housing - 0.1%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) 3.75% 11/1/2050	726,000	729,251
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	775,000	761,274
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2022A, 5.25% 11/1/2052	888,000	929,824
		2,420,349
TOTAL VERMONT		2,420,349
Virginia - 0.4%
Education - 0.1%
Roanoke VA Economic Dev Auth Edl Facs Rev (Lynchburg College Proj.) Series 2018A, 5% 9/1/2027	470,000	480,726
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2038	260,000	235,007
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2039	235,000	208,595
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2040	260,000	225,497
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2045	700,000	559,035
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2026	330,000	333,126
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2027	330,000	338,749
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2028	410,000	424,907
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2029	540,000	565,625
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2049	935,000	834,621
		4,205,888
Electric Utilities - 0.0%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	2,020,000	2,050,407
General Obligations - 0.2%
VA Port Auth Comwlth Port Rev (Virginia St Proj.) Series 2023 A, 5% 7/1/2040	1,165,000	1,224,461
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2037	4,300,000	4,724,566
		5,949,027
Health Care - 0.1%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	4,425,000	4,789,762
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	1,550,000	1,001,295
		5,791,057
TOTAL VIRGINIA		17,996,379
Washington - 4.1%
Education - 0.2%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	2,645,000	1,796,984
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2025	400,000	400,978
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2026	1,880,000	1,912,092
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2034	1,415,000	1,417,998
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	2,470,000	1,858,589
		7,386,641
Electric Utilities - 1.4%
Energy Norwthwest WA Elec Rev 5% 7/1/2030 (Bonneville Power Administration Guaranteed)	3,000,000	3,320,863
Energy Norwthwest WA Elec Rev 5% 7/1/2031 (Bonneville Power Administration Guaranteed)	7,615,000	8,514,316
Energy Norwthwest WA Elec Rev 5% 7/1/2040 (Bonneville Power Administration Guaranteed)	5,250,000	5,572,950
Energy Norwthwest WA Elec Rev 5% 7/1/2041 (Bonneville Power Administration Guaranteed)	795,000	835,537
Energy Norwthwest WA Elec Rev 5% 7/1/2042 (Bonneville Power Administration Guaranteed)	7,000,000	7,286,011
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2038	3,750,000	4,082,076
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2039	3,000,000	3,235,976
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2040	4,000,000	4,253,104
Okanogan Cnty Wash Pub Util Dist No 001 Elec Rev 4% 12/1/2050	2,500,000	2,044,602
Seattle WA Mun Lt & Pwr Rev Series 2025, 5% 2/1/2029	3,000,000	3,249,110
Seattle WA Mun Lt & Pwr Rev Series 2025, 5% 2/1/2030	2,250,000	2,479,623
Seattle WA Mun Lt & Pwr Rev Series 2025, 5% 2/1/2031	1,500,000	1,670,148
Seattle WA Mun Lt & Pwr Rev Series 2025, 5.3% 2/1/2050	6,900,000	7,130,910
Tacoma WA Elec Sys Rev Series 2025A, 5% 1/1/2043	2,000,000	2,065,995
Tacoma WA Elec Sys Rev Series 2025A, 5% 1/1/2044	1,500,000	1,540,904
Tacoma WA Elec Sys Rev Series 2025A, 5% 1/1/2045	2,000,000	2,045,457
		59,327,582
General Obligations - 0.2%
King County WA Gen. Oblig. 2% 1/1/2036	2,200,000	1,775,048
Spokane Cnty WA Sch Dist 81 Series 2017 B, 5% 12/1/2029 (State of Washington Guaranteed)	2,995,000	3,146,310
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2035	470,000	480,898
State of Washington Gen. Oblig. Series 2025 A, 5% 8/1/2040	8,765,000	9,310,677
		14,712,933
Health Care - 1.4%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2025	230,000	230,168
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	210,000	214,397
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	10,575,000	9,323,139
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 5% 8/15/2036	470,000	470,036
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2038	1,870,000	1,932,329
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2045	2,105,000	2,088,365
Washington St Health Care Facs Auth Rev (Multicare Health System, Wa Proj.) Series 2025 B, 5% tender 8/15/2055 (b)	21,275,000	22,760,157
Washington St Health Care Facs Auth Rev (Multicare Health System, Wa Proj.) Series 2025C, 5% tender 8/15/2055 (b)	14,115,000	15,236,548
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	810,000	832,803
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	40,000	40,956
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	525,000	508,381
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	5,410,000	4,771,615
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 4.25% 10/1/2037	1,120,000	1,056,512
Washington St Health Care Facs Auth Rev (Seattle Children's Hospital Proj.) Series B, 5% 10/1/2038	3,950,000	4,085,835
		63,551,241
Housing - 0.3%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.5% 1/1/2040	1,000,000	978,826
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	2,400,000	2,365,874
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2029	675,000	691,077
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 1/1/2033	350,000	372,899
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2034	500,000	531,814
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2035	385,000	404,267
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2040	750,000	746,654
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5.375% 7/1/2045	4,510,000	4,537,707
Seattle Wash Hsg Auth Rev Series 2023, 4.375% 12/1/2030	2,020,000	2,049,523
		12,678,641
Special Tax - 0.2%
Spokane WA Pub Facs Dist Sales Series 2017, 5% 12/1/2038	1,100,000	1,117,494
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	500,000	370,118
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	9,195,000	9,357,794
		10,845,406
Water & Sewer - 0.4%
Edmonds Wash Wtr & Swr Rev Series 2020, 2% 12/1/2039	1,060,000	726,545
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (b)	2,150,000	2,122,578
Lakehaven Wash Wtr & Swr Distwtr & Swr Rev Series 2021, 3% 10/1/2041	1,075,000	859,432
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2032	3,780,000	4,258,347
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2033	3,600,000	4,075,026
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2038	1,400,000	1,527,711
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2039	1,200,000	1,293,493
Seattle Wash Drain & Wstwtr Rv Series 2025, 5.25% 5/1/2050	2,000,000	2,076,498
		16,939,630
TOTAL WASHINGTON		185,442,074
West Virginia - 0.8%
Electric Utilities - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009A, 3.7% tender 12/1/2042 (b)	8,180,000	8,291,870
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	805,000	809,018
		9,100,888
Health Care - 0.6%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	865,000	823,884
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2048	5,560,000	5,887,597
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2053	4,500,000	4,739,858
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2037	1,400,000	1,483,282
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2038	500,000	525,184
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2040	1,970,000	2,032,806
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	1,970,000	2,016,161
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2043	3,505,000	3,548,099
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2025 B, 5% tender 6/1/2055 (b)	3,960,000	4,216,212
		25,273,083
TOTAL WEST VIRGINIA		34,373,971
Wisconsin - 3.2%
Education - 0.1%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (c)	395,000	347,378
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	950,000	919,858
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2047	2,205,000	2,064,667
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2026	515,000	527,583
		3,859,486
Electric Utilities - 0.0%
Wisconsin Health & Educational Facilities Authority (Milwaukee Reg Med Center Thermal Proj.) 5% 4/1/2034	1,870,000	1,946,074
Escrowed/Pre-Refunded - 0.0%
Wisconsin St Health & Edl Facs Auth Rev 4% 11/15/2043 (Pre-refunded to 5/15/2028 at 100)	105,000	109,274
General Obligations - 0.6%
Eau Claire Wis Gen. Oblig. Series 2016 A, 2.5% 4/1/2035	645,000	548,292
Eau Claire Wis Gen. Oblig. Series 2016 A, 2.625% 4/1/2036	770,000	643,302
Howard Suamico WI Scd 2% 3/1/2038	1,065,000	767,951
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2036	1,200,000	1,318,068
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2038	1,000,000	1,075,872
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2040	1,190,000	1,259,348
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2041	3,000,000	3,148,436
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2044	1,350,000	1,390,409
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2045	4,000,000	4,101,030
New Richmond Wis Sch Dist 4% 4/1/2041	5,510,000	5,169,738
New Richmond Wis Sch Dist 4% 4/1/2043	1,250,000	1,119,132
New Richmond Wis Sch Dist 5% 4/1/2035	1,630,000	1,757,672
New Richmond Wis Sch Dist 5% 4/1/2039	1,515,000	1,577,149
New Richmond Wis Sch Dist 5% 4/1/2040	1,730,000	1,787,871
		25,664,270
Health Care - 2.4%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	4,855,000	3,456,913
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	5,040,000	4,358,387
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2030	765,000	832,154
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	300,000	295,995
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	1,385,000	961,726
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (c)	2,235,000	2,236,392
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2030	280,000	301,255
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2031	280,000	298,933
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2032	330,000	350,717
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2033	330,000	348,648
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2034	330,000	346,915
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2035	420,000	439,268
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	2,500,000	2,058,414
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Proj.) Series 2019 B, 5% 7/1/2038	330,000	331,989
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Proj.) Series 2019A, 5% 7/1/2044	470,000	469,742
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2025	225,000	225,386
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2029	160,000	165,085
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013B 1, 4% 11/15/2043	895,000	787,275
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2035	1,550,000	1,655,026
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 3% 8/15/2051	3,200,000	2,134,009
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2029	23,990,000	26,049,952
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2032	35,710,000	39,443,788
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2037	1,700,000	1,435,927
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2036 (g)	3,750,000	4,007,246
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2037 (g)	3,550,000	3,749,508
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2038 (g)	2,845,000	2,968,416
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5.5% 8/15/2039 (g)	4,250,000	4,398,929
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.5% 2/15/2054	1,075,000	1,122,189
		105,230,184
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	550,000	543,534
Wisconsin Hsg & Eda Hsg Rev (WI Mhsg Rev 2007 Proj.) Series 2021 C, 2.85% 11/1/2051	1,035,000	673,202
		1,216,736
Industrial Development - 0.1%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (c)	5,935,000	4,332,550
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (c)	1,815,000	1,433,850
		5,766,400
Water & Sewer - 0.0%
Racine Wis Wtrwks Rev 2% 9/1/2041	400,000	250,462
TOTAL WISCONSIN		144,042,886
Wyoming - 0.0%
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2019 3, 3.75% 12/1/2049	525,000	525,374
TOTAL MUNICIPAL SECURITIES (Cost $4,339,265,293)		4,216,376,951

Money Market Funds - 7.1%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (i)(j) (Cost $316,498,296)	2.91	316,371,811	316,498,360

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $4,655,763,589)	4,532,875,311
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(44,948,911)
NET ASSETS - 100.0%	4,487,926,400

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,753,811 or 0.8% of net assets.

(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Level 3 security
(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	228,685,949	1,029,699,517	941,887,105	3,576,925	-	(1)	316,498,360	316,371,811	19.1%
Total	228,685,949	1,029,699,517	941,887,105	3,576,925	-	(1)	316,498,360

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	278,353,117	-	278,353,117	-
Electric Utilities	364,930,749	-	364,930,749	-
Escrowed/Pre-Refunded	2,711,734	-	2,711,734	-
General Obligations	1,499,729,910	-	1,499,729,910	-
Health Care	643,976,335	-	643,170,335	806,000
Housing	233,706,479	-	233,706,479	-
Industrial Development	19,189,774	-	19,189,774	-
Other	4,252,085	-	4,252,085	-
Special Tax	474,007,200	-	474,007,200	-
Tobacco Bonds	22,895,524	-	22,895,524	-
Transportation	445,704,423	-	445,704,423	-
Water & Sewer	226,919,621	-	226,919,621	-

Money Market Funds	316,498,360	316,498,360	-	-
Total Investments in Securities:	4,532,875,311	316,498,360	4,215,570,951	806,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,339,265,293)	$4,216,376,951
Fidelity Central Funds (cost $316,498,296)	316,498,360

Total Investment in Securities (cost $4,655,763,589)		$4,532,875,311
Cash		2,270,394
Receivable for fund shares sold		23,590,082
Interest receivable		41,002,621
Distributions receivable from Fidelity Central Funds		679,362
Prepaid expenses		664
Receivable from investment adviser for expense reductions		393,011
Other receivables		292
Total assets		4,600,811,737
Liabilities
Payable for investments purchased
Regular delivery	$6,317,643
Delayed delivery	86,394,115
Payable for fund shares redeemed	6,775,143
Distributions payable	11,983,503
Accrued management fee	1,178,304
Other payables and accrued expenses	236,629
Total liabilities		112,885,337
Net Assets		$4,487,926,400
Net Assets consist of:
Paid in capital		$4,689,267,934
Total accumulated earnings (loss)		(201,341,534)
Net Assets		$4,487,926,400
Net Asset Value, offering price and redemption price per share ($4,487,926,400 ÷ 459,693,730 shares)		$9.76
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Interest		$57,251,864
Income from Fidelity Central Funds		3,576,925
Total income		60,828,789
Expenses
Management fee	$5,673,115
Custodian fees and expenses	14,938
Independent trustees' fees and expenses	3,775
Registration fees	400,567
Audit fees	31,941
Legal	4,464
Miscellaneous	5,414
Total expenses before reductions	6,134,214
Expense reductions	(1,888,333)
Total expenses after reductions		4,245,881
Net Investment income (loss)		56,582,908
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,934,969)
Total net realized gain (loss)		(7,934,969)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(82,032,896)
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		(82,032,897)
Net gain (loss)		(89,967,866)
Net increase (decrease) in net assets resulting from operations		$(33,384,958)
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,582,908	$86,540,593
Net realized gain (loss)	(7,934,969)	(2,011,685)
Change in net unrealized appreciation (depreciation)	(82,032,897)	(18,783,323)
Net increase (decrease) in net assets resulting from operations	(33,384,958)	65,745,585
Distributions to shareholders	(54,929,346)	(84,232,901)

Share transactions
Proceeds from sales of shares	2,749,309,562	1,460,975,837
Reinvestment of distributions	1,718	2,480
Cost of shares redeemed	(1,268,354,473)	(877,911,906)

Net increase (decrease) in net assets resulting from share transactions	1,480,956,807	583,066,411
Total increase (decrease) in net assets	1,392,642,503	564,579,095

Net Assets
Beginning of period	3,095,283,897	2,530,704,802
End of period	$4,487,926,400	$3,095,283,897

Other Information
Shares
Sold	281,345,173	145,309,281
Issued in reinvestment of distributions	173	246
Redeemed	(130,080,141)	(87,276,940)
Net increase (decrease)	151,265,205	58,032,587

Financial Highlights
Fidelity® SAI Tax-Free Bond Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$10.11	$10.00	$10.61	$10.97	$10.89
Income from Investment Operations
Net investment income (loss) A,B	.162	.315	.289	.230	.194	.215
Net realized and unrealized gain (loss)	(.284)	(.078)	.103	(.613)	(.359)	.085
Total from investment operations	(.122)	.237	.392	(.383)	(.165)	.300
Distributions from net investment income	(.158)	(.306)	(.282)	(.227)	(.194)	(.216)
Distributions from net realized gain	-	(.001)	-	-	(.001)	(.004)
Total distributions	(.158)	(.307)	(.282)	(.227)	(.195)	(.220)
Net asset value, end of period	$9.76	$10.04	$10.11	$10.00	$10.61	$10.97
Total Return C,D	(1.22) %	2.38%	4.05%	(3.55)%	(1.53)%	2.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.36% G	.35%	.36%	.38%	.36%	.36%
Expenses net of fee waivers, if any	.25 % G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	3.33% G	3.13%	2.95%	2.33%	1.78%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$4,487,926	$3,095,284	$2,530,705	$2,410,125	$2,165,516	$1,797,621
Portfolio turnover rate H	18 % G	12%	27%	23% I	6%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity SAI Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,866,101
Gross unrealized depreciation	(140,586,332)
Net unrealized appreciation (depreciation)	$(116,720,231)
Tax cost	$4,649,595,542

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(11,730,461)
Long-term	(65,047,824)
Total capital loss carryforward	$(76,778,285)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Tax-Free Bond Fund	1,644,542,645	288,862,943
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .332% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Tax-Free Bond Fund	60,909,248	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Tax-Free Bond Fund	1,471
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through May 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,887,930.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $403.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9887621.106
STF-SANN-0925
Fidelity® Sustainable Intermediate Municipal Income Fund

Semi-Annual Report
July 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainable Intermediate Municipal Income Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 99.0%
	Principal Amount (a)	Value ($)
Alabama - 5.9%
Education - 0.3%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	50,000	48,773
Electric Utilities - 0.5%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	100,000	100,328
General Obligations - 5.1%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	10,000	10,104
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	100,000	104,905
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	100,000	104,977
Southeast AL District Gas Supply Rev Series 2024 B, 5% tender 6/1/2049 (Morgan Stanley Guaranteed) (b)	150,000	158,428
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	20,000	20,674
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	140,000	147,759
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	200,000	212,295
Southeast Energy Authority A Cooperative District Series 2025A, 5% 6/1/2029 (Athene Annuity And Life Company Guaranteed)	190,000	200,335
		959,477
TOTAL ALABAMA		1,108,578
Arizona - 2.4%
General Obligations - 0.9%
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	165,000	176,149
Housing - 0.4%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	79,099	76,099
Industrial Development - 0.8%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	50,000	50,859
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	100,000	100,467
		151,326
Water & Sewer - 0.3%
Phoenix AZ Cvc Imp Cor Wstwtr Series 2016, 5% 7/1/2030	50,000	50,992
TOTAL ARIZONA		454,566
California - 9.2%
Education - 0.1%
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2025	15,000	15,026
Electric Utilities - 0.0%
Riverside CA Elec Rev 5% 10/1/2043	5,000	5,097
General Obligations - 3.5%
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (b)	100,000	106,115
Elk Grove CA Uni Sch Dist Series 2019, 3.25% 8/1/2038	10,000	8,863
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2030	150,000	168,413
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (b)	150,000	164,995
State of California Gen. Oblig. 5% 3/1/2037	200,000	222,532
		670,918
Health Care - 0.8%
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 C, 5% tender 10/1/2039 (b)	150,000	150,604
Housing - 1.0%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	86,173	86,820
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	102,616	95,743
		182,563
Resource Recovery - 0.7%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	140,000	139,066
Special Tax - 0.1%
San Francisco CA BART Dist Tax Series 2015A, 5% 7/1/2027	10,000	10,014
Transportation - 2.7%
Los Angeles CA Dept Arpts Rev Series 2023 A, 5.25% 5/15/2039 (c)	300,000	316,065
Los Angeles CA Hbr Dept Rev Series 2024 A 2, 5% 8/1/2038 (c)	185,000	195,076
		511,141
Water & Sewer - 0.3%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2032	15,000	15,270
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2031	30,000	33,168
		48,438
TOTAL CALIFORNIA		1,732,867
Colorado - 2.6%
General Obligations - 0.1%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 4% 12/15/2038	10,000	9,532
Health Care - 0.3%
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5.25% 11/1/2037	60,000	63,762
Housing - 0.4%
Colorado Hsg Fin Auth Series 05FN Class PT, 2.8% 9/1/2035	88,189	73,583
Special Tax - 1.8%
Vauxmont Metropolitan District 5% 12/1/2028 (Assured Guaranty Inc Insured)	325,000	346,016
TOTAL COLORADO		492,893
Connecticut - 2.7%
Education - 1.0%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	150,000	149,470
Connecticut State Health & Educational Facilities Authority (Yale University Proj.) Series A 2, 2% tender 7/1/2042 (b)	35,000	34,541
		184,011
General Obligations - 0.7%
Connecticut St Gen. Oblig. 3% 1/15/2039	25,000	21,254
Connecticut St Gen. Oblig. 5% 7/15/2028	75,000	80,352
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2033	25,000	26,605
		128,211
Housing - 0.2%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2027	10,000	10,525
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2028	25,000	26,761
		37,286
Special Tax - 0.8%
Connecticut St Spl Tax Oblig 4% 5/1/2036	130,000	131,480
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2029	20,000	21,750
		153,230
TOTAL CONNECTICUT		502,738
Delaware - 0.5%
Electric Utilities - 0.5%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 3.12% 10/1/2029 VRDN (b)(c)	100,000	100,000
District Of Columbia - 0.1%
Education - 0.1%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2029	20,000	20,607
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2033	10,000	10,196
		30,803
TOTAL DISTRICT OF COLUMBIA		30,803
Florida - 4.5%
General Obligations - 0.9%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2033	25,000	26,849
Hernando Cnty FL Sch Brd Ctfs (Hernando Cnty FL Sch Dist Proj.) Series 2016A, 3% 7/1/2034 (Assured Guaranty Inc Insured)	30,000	27,893
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2036	100,000	110,036
		164,778
Health Care - 3.2%
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	100,000	108,109
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 5% 8/15/2034	200,000	208,060
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (b)	100,000	109,871
Lakeland FL Hosp Sys Rev (Lakeland FL Hosp Sys Rev Proj.) Series 2024, 5% 11/15/2036	75,000	80,953
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2035	100,000	104,143
		611,136
Housing - 0.2%
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) 3.5% 7/1/2051	40,000	40,027
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2029	25,000	26,205
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	20,000	17,950
		44,155
TOTAL FLORIDA		860,096
Georgia - 5.3%
Education - 0.6%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	10,000	10,052
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series B, 3% 10/1/2043	160,000	122,935
		132,987
Electric Utilities - 2.7%
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2009, 3.95% tender 12/1/2032 (b)	100,000	102,091
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2018, 2.8% 11/1/2052 VRDN (b)	200,000	200,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	100,000	100,156
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.75% tender 10/1/2048 (b)	100,000	100,386
		502,633
General Obligations - 2.0%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	100,000	100,559
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	100,000	101,056
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	150,000	159,571
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	15,000	15,649
		376,835
TOTAL GEORGIA		1,012,455
Hawaii - 0.0%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2019 A, 5% 9/1/2027	10,000	10,510
Illinois - 6.4%
Education - 2.6%
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2029	250,000	269,928
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2032	10,000	10,545
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2038	100,000	101,494
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2032	100,000	104,855
		486,822
Escrowed/Pre-Refunded - 0.3%
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	45,000	45,952
Illinois Finance Authority Rev 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	10,000	10,361
		56,313
General Obligations - 0.8%
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2029	50,000	53,456
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2038	100,000	104,465
		157,921
Health Care - 0.6%
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	65,000	55,869
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	50,000	50,722
		106,591
Housing - 0.0%
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	20,000	20,088
Special Tax - 0.9%
Illinois St Sales Tax Rev Series FEBRUARY 2024 B, 5% 6/15/2038	160,000	168,860
Water & Sewer - 1.2%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2035 (d)	200,000	224,575
TOTAL ILLINOIS		1,221,170
Indiana - 2.0%
Electric Utilities - 0.5%
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 4.5% tender 5/1/2035 (b)(c)	100,000	101,067
Housing - 0.9%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 1/1/2028	15,000	15,794
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 7/1/2028	115,000	122,273
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	25,000	26,581
		164,648
Water & Sewer - 0.6%
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2042	100,000	104,432
TOTAL INDIANA		370,147
Iowa - 1.1%
Education - 1.1%
Iowa Student Ln Liquidity Corp 5% 12/1/2029 (c)	100,000	105,353
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2029 (c)	100,000	105,354
		210,707
TOTAL IOWA		210,707
Kentucky - 1.4%
Education - 0.7%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2032	105,000	107,555
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2033	5,000	5,084
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	15,000	15,067
		127,706
General Obligations - 0.7%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	20,000	20,981
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	100,000	107,202
		128,183
TOTAL KENTUCKY		255,889
Louisiana - 0.5%
Industrial Development - 0.5%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	100,000	100,834
Maine - 0.0%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	10,000	10,337
Maryland - 1.7%
Education - 0.1%
University MD Sys Auxiliary Fac & Tuition Series 2018 A, 3.125% 4/1/2035	15,000	14,250
General Obligations - 1.3%
Baltimore Cnty MD 5% 3/1/2037	150,000	166,642
Montgomery Cnty MD Ctfs Partn (Montgomery Cnty MD Proj.) Series 2020 A, 5% 10/1/2027	50,000	52,708
State of Maryland Gen. Oblig. Series SECOND 2020A GRP2, 5% 8/1/2034	15,000	16,173
		235,523
Special Tax - 0.1%
Maryland St Dept Transn Cons Series 2016, 4% 9/1/2027	15,000	15,455
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	15,000	12,429
		27,884
Water & Sewer - 0.2%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 A, 5% 7/1/2028	45,000	46,473
TOTAL MARYLAND		324,130
Massachusetts - 5.6%
Education - 0.5%
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2018 L, 5% 10/1/2033	35,000	35,159
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2032	50,000	55,178
		90,337
General Obligations - 3.0%
Arlington MA Series 2021, 2% 9/15/2034	275,000	229,906
Arlington MA Series 2021, 2% 9/15/2035	100,000	80,983
Billerica MA Gen. Oblig. Series 2017A, 3.125% 2/1/2034	100,000	97,365
Foxborough Mass Gen. Oblig. Series 2016, 3% 5/15/2046	25,000	18,256
Mansfield MA Gen. Oblig. Series 2017, 3.5% 5/15/2042	20,000	17,013
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2031	10,000	10,189
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2027	25,000	26,239
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2036	15,000	15,340
Pentucket MA Regl Sch Dist 3% 9/1/2043	100,000	75,875
		571,166
Health Care - 0.5%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (b)	20,000	21,667
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	75,000	61,887
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	15,000	15,591
		99,145
Special Tax - 0.3%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2029 (e)	5,000	4,430
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	45,000	48,733
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2032	10,000	10,930
		64,093
Water & Sewer - 1.3%
Boston MA Wtr & Swr Commn Series 2018 A, 3% 11/1/2033	250,000	239,759
TOTAL MASSACHUSETTS		1,064,500
Michigan - 2.0%
Education - 0.9%
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2034 (Build America Mutual Assurance Co Insured)	150,000	167,938
Health Care - 0.1%
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 B, 5% tender 11/15/2044 (b)	10,000	10,205
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2028	15,000	15,399
		25,604
Water & Sewer - 1.0%
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.25% 7/1/2045	175,000	181,138
TOTAL MICHIGAN		374,680
Minnesota - 2.3%
Education - 0.6%
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 2, 5% tender 10/1/2053 (b)	100,000	106,466
General Obligations - 1.3%
Anoka-Hennepin MN Ind Sch Dist No 11 Series 2020 A, 4% 2/1/2029 (Minnesota St Guaranteed)	10,000	10,344
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	15,000	15,001
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2032	100,000	111,002
Minnesota St Gen. Oblig. Series 2019 A, 5% 8/1/2030	15,000	16,369
Waconia Minn Isd No 110 Series 2015B, 3.25% 2/1/2039 (Minnesota St Guaranteed)	110,000	96,351
		249,067
Housing - 0.4%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	97,012	75,476
TOTAL MINNESOTA		431,009
Nebraska - 1.3%
General Obligations - 0.6%
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	100,000	106,153
Health Care - 0.7%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children's Hospital Proj.) Series 2020 A, 5% 11/15/2030	125,000	136,184
TOTAL NEBRASKA		242,337
New Hampshire - 0.8%
Education - 0.3%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (c)	50,000	54,010
Health Care - 0.0%
New Hampshire Health and Education Facilities Authority Act (Concord Hospital Inc Proj.) Series 2017, 5% 10/1/2042	15,000	15,005
Housing - 0.5%
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	96,202	90,360
TOTAL NEW HAMPSHIRE		159,375
New Jersey - 4.2%
Education - 1.0%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	150,000	163,577
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2036	15,000	15,630
		179,207
General Obligations - 3.2%
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (e)	50,000	40,363
New Jersey Trans Trust Fund Auth 5% 6/15/2033	100,000	110,217
New Jersey Trans Trust Fund Auth 5% 6/15/2033	95,000	102,922
New Jersey Trans Trust Fund Auth 5% 6/15/2035	200,000	219,229
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	105,158
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	30,000	27,880
		605,769
Health Care - 0.0%
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% 7/1/2033	10,000	10,145
TOTAL NEW JERSEY		795,121
New Mexico - 0.6%
General Obligations - 0.6%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	100,000	106,125
New York - 5.9%
Education - 0.1%
Dutchess Cnty NY Loc Dev Corp Rev (Vassar College, NY Proj.) Series 2020, 5% 7/1/2045	25,000	25,082
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec Series 2018, 5% 9/1/2027	15,000	15,801
General Obligations - 0.3%
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series S 1, 5% 7/15/2028	50,000	52,333
Housing - 2.0%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	50,000	50,576
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	150,000	151,275
New York St Hsg Fin Agy Series 2023 E 2, 3.875% tender 11/1/2063 (b)	20,000	20,067
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	150,000	150,075
		371,993
Special Tax - 1.3%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	10,000	10,336
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2036	15,000	15,012
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 4% 3/15/2035	30,000	30,110
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	80,000	83,308
NY Payroll Mobility Tax 4% 11/15/2034	100,000	103,937
		242,703
Transportation - 2.1%
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	20,000	21,072
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2029	50,000	53,057
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2031	140,000	147,317
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2039	70,000	71,483
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (c)	100,000	108,292
		401,221
TOTAL NEW YORK		1,109,133
North Carolina - 1.3%
General Obligations - 1.2%
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2036	200,000	224,496
Health Care - 0.1%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	25,000	26,647
TOTAL NORTH CAROLINA		251,143
Ohio - 2.9%
Electric Utilities - 0.8%
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(c)	150,000	152,149
General Obligations - 1.2%
Cuyahoga OH Cmnty College Dist Gen. Oblig. Series 2018, 3.5% 12/1/2039	30,000	26,438
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2041	20,000	20,532
Perrysburg OH Exmp Vlg Sch Dist Series 2015, 3.75% 12/1/2043	50,000	41,957
Port of Greater Cincinnati Development Authority (Mariemont OH City Sch Dist Proj.) Series 2019, 3.25% 12/1/2035	115,000	107,935
State of Ohio Gen. Oblig. Series 2019 A, 5% 5/1/2030	20,000	20,775
		217,637
Health Care - 0.6%
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	50,000	44,721
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	85,000	73,205
		117,926
Housing - 0.3%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	60,000	60,803
TOTAL OHIO		548,515
Oklahoma - 0.0%
Education - 0.0%
Oklahoma St Univ Agri & Mechanical College Rev Series 2020 A, 5% 9/1/2032	10,000	10,919
Oregon - 0.2%
Health Care - 0.2%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	10,000	10,269
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	30,000	32,522
		42,791
TOTAL OREGON		42,791
Pennsylvania - 1.0%
Education - 0.4%
Delaware Cnty PA College Rev (Haverford College Proj.) Series 2017 A, 3.75% 10/1/2046	85,000	68,749
General Obligations - 0.1%
Council Rock PA Sch Dist Series 2016A, 3.125% 11/15/2034	25,000	23,226
Health Care - 0.5%
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	50,000	50,597
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	35,000	35,375
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	10,000	10,667
		96,639
TOTAL PENNSYLVANIA		188,614
Rhode Island - 0.6%
Education - 0.6%
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2030 (c)	100,000	105,709
Tennessee - 1.2%
General Obligations - 0.3%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 5% 1/1/2028	50,000	52,957
Health Care - 0.3%
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) 5% 4/1/2027	20,000	20,471
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	45,000	44,122
		64,593
Housing - 0.6%
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	100,000	100,669
TOTAL TENNESSEE		218,219
Texas - 11.1%
Education - 0.1%
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	25,000	21,386
General Obligations - 7.0%
Alvin Tex Indpt Sch Dist Series 2016 A, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	25,000	25,322
Clear Creek Independent School District Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed) (d)	300,000	322,145
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2031	315,000	348,795
Denton Independent School District Series B2, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	200,000	206,416
LA Joya Tex Indpt Sch Dist Series 2013, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	55,000	49,412
Tomball TX Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed) (d)	300,000	324,902
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	50,000	51,631
		1,328,623
Health Care - 1.5%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2037	100,000	107,164
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2035	150,000	167,438
		274,602
Housing - 0.5%
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	100,000	100,719
Resource Recovery - 0.5%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024, 4% tender 6/1/2054 (b)(c)	100,000	95,662
Water & Sewer - 1.5%
City of El Paso TX Water & Sewer Revenue 5% 3/1/2040	100,000	104,004
San Antonio TX Wtr Rev 5% 5/15/2027	10,000	10,421
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	5,000	5,228
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2036	105,000	113,602
Tarrant Regional Water District (Dallas TX Wtrwks & Swr Sys Rev Proj.) Series 2021 A, 4% 9/1/2025	45,000	45,054
		278,309
TOTAL TEXAS		2,099,301
Virginia - 2.7%
Electric Utilities - 0.6%
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008B, 0.75% tender 11/1/2035 (b)	105,000	104,588
General Obligations - 1.1%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2030	15,000	15,834
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,000	10,521
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	15,000	13,460
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2027	15,000	15,653
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2029	60,000	63,250
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2019, 3% 5/15/2033	100,000	95,208
		213,926
Housing - 1.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	180,000	186,602
TOTAL VIRGINIA		505,116
Washington - 5.6%
Education - 1.2%
Washington St Univ Revs Series 2025, 5% 4/1/2030	200,000	219,737
Electric Utilities - 1.8%
Energy Norwthwest WA Elec Rev 5% 7/1/2038 (Bonneville Power Administration Guaranteed)	100,000	108,358
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2034 (Bonneville Power Administration Guaranteed)	95,000	101,921
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 4% 1/1/2044	150,000	133,909
		344,188
General Obligations - 1.0%
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2027	50,000	52,500
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2027	65,000	68,251
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	15,000	15,780
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	10,000	10,216
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2033	20,000	20,714
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2030	25,000	26,119
		193,580
Health Care - 1.1%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2033	10,000	10,446
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	25,000	25,704
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2037	125,000	118,531
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	45,000	46,224
		200,905
Housing - 0.5%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2035	100,000	105,005
TOTAL WASHINGTON		1,063,415
West Virginia - 1.2%
Health Care - 1.2%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	70,000	66,673
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	60,000	50,237
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2025 B, 5% tender 6/1/2055 (b)	100,000	106,470
		223,380
TOTAL WEST VIRGINIA		223,380
Wisconsin - 2.2%
Escrowed/Pre-Refunded - 0.1%
Wisconsin General Fund Annual Appropiation 5% 5/1/2026	20,000	20,371
General Obligations - 0.9%
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034	150,000	170,103
Health Care - 1.2%
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	160,000	170,196
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	55,000	48,337
		218,533
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Multifamily Hsg Series 2024J, 5% tender 8/1/2058 (b)	5,000	5,090
TOTAL WISCONSIN		414,097
TOTAL MUNICIPAL SECURITIES (Cost $18,776,471)		18,752,219

Money Market Funds - 6.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $1,270,313)	2.91	1,270,059	1,270,313

TOTAL INVESTMENT IN SECURITIES - 105.7% (Cost $20,046,784)	20,022,532
NET OTHER ASSETS (LIABILITIES) - (5.7)%	(1,086,825)
NET ASSETS - 100.0%	18,935,707

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	51	2,147,187	876,925	7,267	-	-	1,270,313	1,270,059	0.0%
Total	51	2,147,187	876,925	7,267	-	-	1,270,313

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	2,310,962	-	2,310,962	-
Electric Utilities	1,425,851	-	1,425,851	-
Escrowed/Pre-Refunded	76,684	-	76,684	-
General Obligations	7,133,198	-	7,133,198	-
Health Care	2,484,192	-	2,484,192	-
Housing	1,691,011	-	1,691,011	-
Industrial Development	252,160	-	252,160	-
Resource Recovery	234,728	-	234,728	-
Special Tax	1,012,800	-	1,012,800	-
Transportation	912,362	-	912,362	-
Water & Sewer	1,218,271	-	1,218,271	-

Money Market Funds	1,270,313	1,270,313	-	-
Total Investments in Securities:	20,022,532	1,270,313	18,752,219	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $18,776,471)	$18,752,219
Fidelity Central Funds (cost $1,270,313)	1,270,313

Total Investment in Securities (cost $20,046,784)		$20,022,532
Receivable for fund shares sold		1,185
Interest receivable		182,565
Distributions receivable from Fidelity Central Funds		2,174
Prepaid expenses		3
Receivable from investment adviser for expense reductions		7,442
Total assets		20,215,901
Liabilities
Payable to custodian bank	$359,724
Payable for investments purchased on a delayed delivery basis	871,605
Payable for fund shares redeemed	162
Distributions payable	5,981
Accrued management fee	6,931
Distribution and service plan fees payable	1,450
Other payables and accrued expenses	34,341
Total liabilities		1,280,194
Net Assets		$18,935,707
Net Assets consist of:
Paid in capital		$18,961,928
Total accumulated earnings (loss)		(26,221)
Net Assets		$18,935,707

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,577,215 ÷ 157,510 shares)(a)		$10.01
Maximum offering price per share (100/96.00 of $10.01)		$10.43
Class M :
Net Asset Value and redemption price per share ($1,144,554 ÷ 114,300 shares)(a)		$10.01
Maximum offering price per share (100/96.00 of $10.01)		$10.43
Class C :
Net Asset Value and offering price per share ($1,065,294 ÷ 109,049 shares)(a)		$9.77
Fidelity Sustainable Intermediate Municipal Income Fund :
Net Asset Value, offering price and redemption price per share ($11,747,765 ÷ 1,173,155 shares)		$10.01
Class I :
Net Asset Value, offering price and redemption price per share ($1,207,386 ÷ 120,571 shares)		$10.01
Class Z :
Net Asset Value, offering price and redemption price per share ($2,193,493 ÷ 219,047 shares)		$10.01
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Interest		$301,618
Income from Fidelity Central Funds		7,267
Total income		308,885
Expenses
Management fee	$38,657
Distribution and service plan fees	8,673
Custodian fees and expenses	3,303
Independent trustees' fees and expenses	20
Registration fees	86,032
Audit fees	33,309
Legal	24
Miscellaneous	219
Total expenses before reductions	170,237
Expense reductions	(130,366)
Total expenses after reductions		39,871
Net Investment income (loss)		269,014
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	19,270
Total net realized gain (loss)		19,270
Change in net unrealized appreciation (depreciation) on investment securities		(167,637)
Net gain (loss)		(148,367)
Net increase (decrease) in net assets resulting from operations		$120,647
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$269,014	$494,442
Net realized gain (loss)	19,270	16,474
Change in net unrealized appreciation (depreciation)	(167,637)	(171,384)
Net increase (decrease) in net assets resulting from operations	120,647	339,532
Distributions to shareholders	(261,478)	(479,727)

Share transactions - net increase (decrease)	2,300,616	2,502,459
Total increase (decrease) in net assets	2,159,785	2,362,264

Net Assets
Beginning of period	16,775,922	14,413,658
End of period	$18,935,707	$16,775,922

Financial Highlights
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class A

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.10	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.148	.297	.273	.181
Net realized and unrealized gain (loss)	(.096)	(.094)	.032	.137
Total from investment operations	.052	.203	.305	.318
Distributions from net investment income	(.142)	(.283)	(.265)	(.178)
Total distributions	(.142)	(.283)	(.265)	(.178)
Net asset value, end of period	$10.01	$10.10	$10.18	$10.14
Total Return D,E,F	.52%	2.03%	3.10%	3.24%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.20% I	1.73%	1.93%	2.34% I,J
Expenses net of fee waivers, if any	.62 % I	.62%	.62%	.62% I
Expenses net of all reductions, if any	.62% I	.62%	.62%	.61% I
Net investment income (loss)	2.99% I	2.94%	2.74%	2.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,577	$1,575	$1,613	$1,563
Portfolio turnover rate K	25 % I	17%	30%	14% I

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class M

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.10	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.148	.297	.273	.181
Net realized and unrealized gain (loss)	(.096)	(.094)	.032	.137
Total from investment operations	.052	.203	.305	.318
Distributions from net investment income	(.142)	(.283)	(.265)	(.178)
Total distributions	(.142)	(.283)	(.265)	(.178)
Net asset value, end of period	$10.01	$10.10	$10.18	$10.14
Total Return D,E,F	.52%	2.03%	3.10%	3.24%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.23% I	1.75%	1.97%	2.36% I,J
Expenses net of fee waivers, if any	.62 % I	.62%	.62%	.62% I
Expenses net of all reductions, if any	.62% I	.62%	.62%	.61% I
Net investment income (loss)	2.99% I	2.94%	2.74%	2.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,145	$1,156	$1,180	$1,122
Portfolio turnover rate K	25 % I	17%	30%	14% I

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class C

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.89	$10.05	$10.08	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.109	.217	.196	.120
Net realized and unrealized gain (loss)	(.090)	(.099)	.036	.137
Total from investment operations	.019	.118	.232	.257
Distributions from net investment income	(.139)	(.278)	(.262)	(.177)
Total distributions	(.139)	(.278)	(.262)	(.177)
Net asset value, end of period	$9.77	$9.89	$10.05	$10.08
Total Return D,E,F	.19%	1.20%	2.39%	2.62%
Ratios to Average Net Assets C,G,H
Expenses before reductions	3.00% I	2.50%	2.73%	3.08% I,J
Expenses net of fee waivers, if any	1.37 % I	1.37%	1.37%	1.37% I
Expenses net of all reductions, if any	1.37% I	1.37%	1.37%	1.36% I
Net investment income (loss)	2.24% I	2.19%	1.99%	1.51% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,065	$1,063	$1,090	$1,065
Portfolio turnover rate K	25 % I	17%	30%	14% I

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Intermediate Municipal Income Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.10	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.160	.322	.298	.200
Net realized and unrealized gain (loss)	(.096)	(.094)	.032	.138
Total from investment operations	.064	.228	.330	.338
Distributions from net investment income	(.154)	(.308)	(.290)	(.198)
Total distributions	(.154)	(.308)	(.290)	(.198)
Net asset value, end of period	$10.01	$10.10	$10.18	$10.14
Total Return D,E	.64%	2.28%	3.36%	3.44%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.87% H	1.35%	1.62%	2.03% H,I
Expenses net of fee waivers, if any	.37 % H	.37%	.37%	.37% H
Expenses net of all reductions, if any	.37% H	.37%	.37%	.36% H
Net investment income (loss)	3.24% H	3.19%	2.99%	2.51% H
Supplemental Data
Net assets, end of period (000 omitted)	$11,748	$10,593	$8,337	$7,307
Portfolio turnover rate J	25 % H	17%	30%	14% H

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class I

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.10	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.160	.322	.298	.201
Net realized and unrealized gain (loss)	(.096)	(.094)	.032	.137
Total from investment operations	.064	.228	.330	.338
Distributions from net investment income	(.154)	(.308)	(.290)	(.198)
Total distributions	(.154)	(.308)	(.290)	(.198)
Net asset value, end of period	$10.01	$10.10	$10.18	$10.14
Total Return D,E	.64%	2.28%	3.36%	3.44%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.97% H	1.50%	1.74%	2.12% H,I
Expenses net of fee waivers, if any	.37 % H	.37%	.37%	.37% H
Expenses net of all reductions, if any	.37% H	.37%	.37%	.36% H
Net investment income (loss)	3.24% H	3.19%	2.99%	2.51% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,207	$1,094	$1,070	$1,035
Portfolio turnover rate J	25 % H	17%	30%	14% H

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class Z

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.10	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.161	.329	.304	.205
Net realized and unrealized gain (loss)	(.094)	(.095)	.032	.137
Total from investment operations	.067	.234	.336	.342
Distributions from net investment income	(.157)	(.314)	(.296)	(.202)
Total distributions	(.157)	(.314)	(.296)	(.202)
Net asset value, end of period	$10.01	$10.10	$10.18	$10.14
Total Return D,E	.67%	2.34%	3.42%	3.49%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.75% H	1.35%	1.61%	2.04% H,I
Expenses net of fee waivers, if any	.31 % H	.31%	.31%	.31% H
Expenses net of all reductions, if any	.31% H	.31%	.31%	.30% H
Net investment income (loss)	3.30% H	3.25%	3.05%	2.57% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,193	$1,295	$1,124	$1,035
Portfolio turnover rate J	25 % H	17%	30%	14% H

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity Sustainable Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable Intermediate Municipal Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$223,608
Gross unrealized depreciation	(207,051)
Net unrealized appreciation (depreciation)	$16,557
Tax cost	$20,005,975

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,234)
Long-term	(36,809)
Total capital loss carryforward	$(41,043)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Intermediate Municipal Income Fund	4,268,461	2,109,602
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.48
Class M	.51
Class C	.52
Fidelity Sustainable Intermediate Municipal Income Fund	.43
Class I	.52
Class Z	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.48
Class M	.51
Class C	.52
Fidelity Sustainable Intermediate Municipal Income Fund	.43
Class I	.52
Class Z	.39

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,957	1,957
Class M	- %	.25%	1,429	1,354
Class C	.75%	.25%	5,287	5,287
			8,673	8,598

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	9

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable Intermediate Municipal Income Fund	100,452	286,846	566
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Sustainable Intermediate Municipal Income Fund	8
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.62%	12,259
Class M	.62%	9,131
Class C	1.37%	8,521
Fidelity Sustainable Intermediate Municipal Income Fund	.37%	81,501
Class I	.37%	8,879
Class Z	.31%	10,075
		130,366
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2025	Year ended January 31, 2025
Fidelity Sustainable Intermediate Municipal Income Fund
Distributions to shareholders
Class A	$22,156	$43,940
Class M	16,174	32,434
Class C	15,001	30,479
Fidelity Sustainable Intermediate Municipal Income Fund	168,733	303,697
Class I	17,268	32,877
Class Z	22,146	36,300
Total	$261,478	$479,727
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2025	Year ended January 31, 2025	Six months ended July 31, 2025	Year ended January 31, 2025
Fidelity Sustainable Intermediate Municipal Income Fund
Class A
Shares sold	327	-	$3,263	$ -
Reinvestment of distributions	2,212	4,349	22,156	43,940
Shares redeemed	(968)	(6,833)	(9,701)	(68,876)
Net increase (decrease)	1,571	(2,484)	$15,718	$(24,936)
Class M
Reinvestment of distributions	1,615	3,210	16,174	32,434
Shares redeemed	(1,803)	(4,553)	(18,000)	(46,000)
Net increase (decrease)	(188)	(1,343)	$(1,826)	$(13,566)
Class C
Shares sold	-	-	$ -	$4
Reinvestment of distributions	1,532	3,061	15,001	30,391
Shares redeemed	-	(4,020)	-	(39,780)
Net increase (decrease)	1,532	(959)	$15,001	$(9,385)
Fidelity Sustainable Intermediate Municipal Income Fund
Shares sold	182,416	341,786	$1,821,820	$3,469,134
Reinvestment of distributions	14,157	25,256	141,809	255,268
Shares redeemed	(72,298)	(136,890)	(725,664)	(1,386,394)
Net increase (decrease)	124,275	230,152	$1,237,965	$2,338,008
Class I
Shares sold	10,578	2,010	$105,340	$20,000
Reinvestment of distributions	1,724	3,246	17,268	32,802
Shares redeemed	(1)	(2,010)	(6)	(20,241)
Net increase (decrease)	12,301	3,246	$122,602	$32,561
Class Z
Shares sold	93,341	16,910	$935,726	$170,881
Reinvestment of distributions	1,951	3,342	19,537	33,776
Shares redeemed	(4,417)	(2,468)	(44,107)	(24,880)
Net increase (decrease)	90,875	17,784	$911,156	$179,777
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Intermediate Municipal Income Fund	55%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904922.103
SNT-SANN-0925
Fidelity® SAI Sustainable Municipal Income Fund

Semi-Annual Report
July 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Sustainable Municipal Income Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 102.1%
	Principal Amount (a)	Value ($)
Alabama - 5.2%
Education - 0.2%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	100,000	97,545
Electric Utilities - 2.8%
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 2.85% 4/1/2031 VRDN (b)(c)	300,000	300,000
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 2.85% 9/1/2031 VRDN (b)(c)	250,000	250,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 2.9% 8/1/2063 VRDN (b)(c)	640,000	640,000
Wilsonville AL Indl Dev Brd Pollutn Ctl Rev (Alabama Power & Light Proj.) 2.85% 12/1/2030 VRDN (b)(c)	300,000	300,000
		1,490,000
General Obligations - 2.2%
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (c)	100,000	104,976
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (c)	500,000	497,045
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (c)	100,000	106,378
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (c)	110,000	116,097
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (c)	300,000	318,441
		1,142,937
TOTAL ALABAMA		2,730,482
Arizona - 1.9%
General Obligations - 1.0%
Goodyear Ariz Gen. Oblig. Series 2016 A, 3% 7/1/2037	25,000	22,303
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	170,000	181,486
Tempe AZ Gen. Oblig. 5% 7/1/2042	275,000	287,705
		491,494
Health Care - 0.2%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2038	100,000	104,794
Housing - 0.1%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	79,099	76,099
Industrial Development - 0.2%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	120,000	120,561
Water & Sewer - 0.4%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	195,000	197,850
TOTAL ARIZONA		990,798
California - 5.8%
Education - 0.3%
California Infrastructure & Economic Development Bank (University CA Revs Proj.) Series 2017, 5% 5/15/2047	25,000	24,805
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.5% 6/1/2034	10,000	9,288
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2025	15,000	15,026
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2035	5,000	5,106
California St Univ Rev Series 2021 A, 3% 11/1/2052	135,000	91,239
University CA Revs Series 2020 BE, 5% 5/15/2042	10,000	10,241
		155,705
Escrowed/Pre-Refunded - 0.1%
California Mun Fin Auth Rev Series 2017, 5% 1/1/2033 (Pre-refunded to 1/1/2028 at 100)	25,000	26,581
General Obligations - 4.3%
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2034	15,000	14,119
Fontana CA Uni Sch Dist Series 2020, 2.375% 8/1/2044 (Assured Guaranty Inc Insured)	115,000	72,802
Fontana CA Uni Sch Dist Series B, 0% 8/1/2030 (Assured Guaranty Inc Insured) (d)	125,000	106,799
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2030	250,000	280,689
Poway CA Unified Sch Dist 0% 8/1/2031 (d)	110,000	91,302
Poway CA Unified Sch Dist 0% 8/1/2039 (d)	100,000	54,565
San Diego CA Uni Sch Dist 0% 7/1/2044 (d)	100,000	41,012
San Diego CA Uni Sch Dist Series 2010C, 0% 7/1/2045 (d)	10,000	3,867
San Jose Evergreen CA Cmty Col Gen. Oblig. Series B, 3% 9/1/2036	20,000	18,354
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 3% 6/15/2046	25,000	18,305
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048	200,000	143,845
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2037	300,000	269,164
State of California Gen. Oblig. 5% 9/1/2030	1,000,000	1,116,857
		2,231,680
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	93,287	87,039
Resource Recovery - 0.2%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	120,000	119,199
Transportation - 0.6%
Los Angeles CA Hbr Dept Rev Series 2024 A 2, 5% 8/1/2038 (b)	315,000	332,157
Water & Sewer - 0.1%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2032	10,000	10,180
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020B, 4% 7/1/2029	55,000	56,678
		66,858
TOTAL CALIFORNIA		3,019,219
Colorado - 0.2%
General Obligations - 0.0%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 4% 12/15/2038	10,000	9,533
Health Care - 0.2%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	100,000	67,142
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5.25% 11/1/2037	10,000	10,627
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	15,000	15,388
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2039	10,000	10,060
		103,217
TOTAL COLORADO		112,750
Connecticut - 3.3%
Education - 0.4%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	50,000	39,758
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series R, 3.25% 7/1/2035	125,000	116,350
University Conn Rev Series 2018 A, 3.625% 11/15/2036	30,000	29,252
		185,360
General Obligations - 1.6%
Connecticut St Gen. Oblig. 3% 1/15/2039	100,000	85,018
Connecticut St Gen. Oblig. 3% 1/15/2041	50,000	39,020
Connecticut St Gen. Oblig. 3% 6/1/2040	40,000	32,254
Connecticut St Gen. Oblig. 4% 6/1/2034	10,000	10,298
Connecticut St Gen. Oblig. 5% 7/15/2028	75,000	80,352
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2033	30,000	31,925
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	165,000	136,341
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2038	400,000	437,095
University Connecticut (Connecticut St Proj.) Series 2016 A, 3% 3/15/2034	15,000	13,750
		866,053
Housing - 0.1%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2028	25,000	26,761
Special Tax - 1.2%
Connecticut St Spl Tax Oblig 4% 5/1/2036	130,000	131,480
Connecticut St Spl Tax Oblig 5% 7/1/2037	15,000	16,211
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2029	15,000	16,312
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2045	300,000	309,840
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	150,000	153,984
		627,827
TOTAL CONNECTICUT		1,706,001
District Of Columbia - 0.0%
Education - 0.0%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2033	10,000	10,195
District Of Columbia,Maryland,Virginia - 0.7%
Special Tax - 0.7%
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2039	55,000	57,985
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	300,000	300,984
		358,969
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		358,969
Florida - 4.2%
Education - 0.0%
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	50,000	33,709
General Obligations - 1.2%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2033	30,000	32,219
Hernando Cnty FL Sch Brd Ctfs (Hernando Cnty FL Sch Dist Proj.) Series 2016A, 3% 7/1/2035 (Assured Guaranty Inc Insured)	45,000	41,257
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2043	390,000	404,091
Miami-Dade Cnty Fla Gen. Oblig. Series 2020, 2.25% 7/1/2038	50,000	37,261
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2038	130,000	135,586
		650,414
Health Care - 1.5%
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hosp & Clinics Inc Proj.) Series 2019 A, 3% 12/1/2046	90,000	62,514
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2040 (Assured Guaranty Inc Insured)	200,000	208,645
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 5% 8/15/2034	195,000	202,859
Halifax Hosp Med Ctr FL Hosp Series 2016, 3.75% 6/1/2041	125,000	104,011
Lakeland FL Hosp Sys Rev Series 2016, 5% 11/15/2029	15,000	15,332
Miami-Dade Cty FL Hlth Hsp Rev (Nicklaus Childrens Hospital,Fl Proj.) Series 2021 A, 5% 8/1/2030	40,000	43,683
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2035	150,000	156,214
		793,258
Housing - 0.6%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (c)	300,000	300,533
Special Tax - 0.1%
Jacksonville FL Trans Rev Series 2015, 3.5% 10/1/2036	30,000	28,363
Jacksonville FL Trans Rev Series 2015, 3.5% 10/1/2037	15,000	13,956
		42,319
Transportation - 0.5%
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Inc Insured) (b)	250,000	239,050
Water & Sewer - 0.3%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2029	25,000	26,205
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	70,000	62,826
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 5% 10/1/2027	55,000	57,966
		146,997
TOTAL FLORIDA		2,206,280
Georgia - 8.3%
Education - 0.6%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	15,000	15,077
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2019 A, 5% 9/1/2039	100,000	102,602
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series B, 3% 10/1/2043	265,000	203,612
		321,291
Electric Utilities - 4.6%
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 2.85% 11/1/2062 VRDN (b)(c)	1,100,000	1,100,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (c)	300,000	301,433
Heard Cnty GA Dev Auth Poll Cont Rev (Georgia Power Co Proj.) 2.85% 12/1/2037 VRDN (b)(c)	500,000	500,000
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 2.85% 4/1/2032 VRDN (c)	500,000	500,000
		2,401,433
General Obligations - 1.9%
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (c)	100,000	101,056
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (c)	200,000	212,762
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (c)	650,000	682,349
		996,167
Health Care - 1.2%
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 3% 7/1/2044	755,000	548,952
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	65,000	53,013
		601,965
TOTAL GEORGIA		4,320,856
Hawaii - 0.7%
General Obligations - 0.7%
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2049	330,000	341,811
Illinois - 9.3%
Education - 1.4%
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	205,000	175,048
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2032	15,000	15,817
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2038	300,000	304,483
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2035	150,000	153,216
University of Illinois (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2043	95,000	97,383
		745,947
Escrowed/Pre-Refunded - 0.1%
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	65,000	66,374
Illinois Finance Authority Rev 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	5,000	5,180
		71,554
General Obligations - 1.0%
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	125,000	130,120
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	50,000	48,639
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	200,000	188,552
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	150,000	153,785
		521,096
Health Care - 2.1%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	100,000	78,955
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	60,000	51,571
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018A, 5% 5/15/2032	45,000	46,822
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	5,000	4,519
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	25,000	25,361
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3.25% 5/15/2039	480,000	417,430
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	70,000	68,999
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (c)	400,000	427,064
		1,120,721
Special Tax - 1.5%
Illinois St Sales Tax Rev Series FEBRUARY 2024 B, 5% 6/15/2036	295,000	317,701
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2026	150,000	152,860
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2033	200,000	182,035
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2033 (National Public Finance Guarantee Corporation Insured) (d)	200,000	146,438
		799,034
Water & Sewer - 3.2%
Chicago IL Wastewater Transmission Rev Series 2023A, 5.25% 1/1/2048 (Assured Guaranty Inc Insured)	500,000	509,222
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2034 (e)	500,000	549,682
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2031 (e)	500,000	553,723
		1,612,627
TOTAL ILLINOIS		4,870,979
Indiana - 1.1%
Housing - 0.1%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 1/1/2028	15,000	15,794
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	25,000	26,581
		42,375
Water & Sewer - 1.0%
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2045	500,000	514,206
TOTAL INDIANA		556,581
Iowa - 0.3%
Education - 0.3%
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2033 (b)	155,000	163,486
Kansas - 1.0%
Health Care - 1.0%
University Kansas Hosp Auth Hlth Fac Rev Series 2019 B, 3% 3/1/2041	640,000	519,780
Kentucky - 0.8%
Education - 0.0%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	20,000	20,089
General Obligations - 0.1%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (c)	30,000	31,472
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2033	20,000	20,972
		52,444
Health Care - 0.3%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	50,000	48,874
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	20,000	16,719
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2026	20,000	20,198
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2031	60,000	61,049
		146,840
Industrial Development - 0.4%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.3% 7/1/2060 VRDN (b)(c)	200,000	200,000
TOTAL KENTUCKY		419,373
Louisiana - 0.6%
Health Care - 0.6%
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Hospital Proj.) Series 2020 A, 3% 6/1/2050 (Assured Guaranty Inc Insured)	415,000	273,354
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 3% 5/15/2047	75,000	52,473
		325,827
TOTAL LOUISIANA		325,827
Maine - 0.6%
Education - 0.1%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	30,000	31,014
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	10,000	10,329
		41,343
Health Care - 0.5%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2030	250,000	264,135
TOTAL MAINE		305,478
Maryland - 2.5%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	60,000	58,395
University MD Sys Auxiliary Fac & Tuition Series 2016 A, 3% 4/1/2035	15,000	13,886
		72,281
General Obligations - 2.3%
Howard Cnty MD Hsg Comm Lease Rev (Howard Cnty MD Proj.) 2% 6/1/2039	20,000	14,092
Montgomery Cnty MD Ctfs Partn (Montgomery Cnty MD Proj.) Series 2020 A, 5% 10/1/2027	15,000	15,812
State of Maryland Gen. Oblig. Series 2024 FIRST A, 5% 6/1/2037	1,065,000	1,165,649
		1,195,553
Special Tax - 0.1%
Maryland St Dept Transn Cons Series 2016, 4% 9/1/2027	10,000	10,303
Maryland St Dept Transn Cons Series 2020, 5% 10/1/2033	10,000	10,846
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	10,000	8,286
		29,435
Water & Sewer - 0.0%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 B, 5% 7/1/2032	25,000	25,569
TOTAL MARYLAND		1,322,838
Massachusetts - 6.1%
Education - 0.2%
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2018 L, 5% 10/1/2033	35,000	35,159
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2032	50,000	55,178
		90,337
General Obligations - 4.1%
Arlington MA Series 2021, 2% 9/15/2031	65,000	59,073
Arlington MA Series 2021, 2% 9/15/2035	100,000	80,982
Arlington MA Series 2021, 2% 9/15/2036	165,000	129,213
Billerica MA Gen. Oblig. Series 2017A, 3.25% 2/1/2036	10,000	9,471
Foxborough Mass Gen. Oblig. Series 2016, 3% 5/15/2046	25,000	18,256
Hingham MA Gen. Oblig. Series 2020, 3% 2/15/2037	125,000	112,146
Lunenburg Mass Gen. Oblig. 3.125% 1/15/2039	25,000	21,915
Massachusetts St Gen. Oblig. 5% 4/1/2047	400,000	408,342
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2027	25,000	26,239
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2045	340,000	342,829
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	5,000	5,003
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2045	375,000	378,295
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2048	215,000	152,962
Massachusetts St Gen. Oblig. Series 2024 A, 5% 3/1/2039	125,000	133,970
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2039	100,000	107,135
Pentucket MA Regl Sch Dist 3% 9/1/2043	200,000	151,751
		2,137,582
Health Care - 0.7%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (c)	20,000	21,667
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	75,000	61,886
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	265,000	222,776
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	15,000	15,591
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 4% 7/1/2036	65,000	60,618
		382,538
Special Tax - 0.7%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	45,000	48,733
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2034	5,000	5,385
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	100,000	100,453
Massachusetts St Transn Fd Rev Series 2019A, 5% 6/1/2049	215,000	214,649
		369,220
Water & Sewer - 0.4%
Boston MA Wtr & Swr Commn Series 2016B, 3% 11/1/2041	235,000	188,371
TOTAL MASSACHUSETTS		3,168,048
Michigan - 2.7%
Education - 0.7%
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2047	50,000	41,756
University MI Univ Revs Series 2020 A, 5% 4/1/2039	15,000	15,649
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2034 (Build America Mutual Assurance Co Insured)	250,000	279,896
		337,301
Health Care - 0.1%
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	20,000	20,617
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	40,000	26,786
		47,403
Water & Sewer - 1.9%
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2029	30,000	31,805
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2035	15,000	15,551
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2020 B, 5% 7/1/2045	430,000	433,289
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.5% 7/1/2050	500,000	521,883
		1,002,528
TOTAL MICHIGAN		1,387,232
Minnesota - 1.5%
Education - 0.5%
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	250,000	247,161
General Obligations - 0.1%
Bemidji Minn Gen. Oblig. Series 2017A, 3% 2/1/2034 (Assured Guaranty Inc Insured)	60,000	56,255
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	15,000	15,001
Minnesota St Gen. Oblig. Series 2019 A, 5% 8/1/2030	10,000	10,912
		82,168
Health Care - 0.8%
Maple Grove MN Health Care Sys Rev Series 2017, 3.375% 5/1/2033 (North Memorial Med Center, MN Guaranteed)	50,000	46,127
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	200,000	199,666
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2016A, 3% 5/1/2032	60,000	56,313
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 3.125% 11/15/2032	105,000	97,727
		399,833
Housing - 0.1%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	97,012	75,476
TOTAL MINNESOTA		804,638
Mississippi - 1.7%
Electric Utilities - 1.0%
Mississippi Bus Fin Corp Sld Wst Disp Rev (Mississippi Power Co Proj.) Series 1998, 2.85% 5/1/2028 VRDN (b)(c)	500,000	500,000
Industrial Development - 0.7%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 2.85% 12/1/2027 VRDN (b)(c)	400,000	400,000
TOTAL MISSISSIPPI		900,000
Missouri - 1.4%
General Obligations - 1.4%
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2038	500,000	525,413
St Louis County Library District 3% 4/1/2046	255,000	188,524
		713,937
TOTAL MISSOURI		713,937
Nebraska - 0.8%
General Obligations - 0.5%
Central Plains Energy Proj NE Gas Proj Rev 4% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (c)	50,000	50,000
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (c)	200,000	212,307
		262,307
Health Care - 0.3%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children's Hospital Proj.) Series 2020 A, 5% 11/15/2030	125,000	136,183
TOTAL NEBRASKA		398,490
Nevada - 0.1%
Special Tax - 0.1%
Las Vegas Convention & Visitors Authority Series 2022B, 5% 7/1/2037	90,000	96,036
New Hampshire - 0.9%
Education - 0.1%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (b)	50,000	54,010
General Obligations - 0.8%
Nashua NH Gen. Oblig. 2.25% 8/1/2045	680,000	411,986
TOTAL NEW HAMPSHIRE		465,996
New Jersey - 2.5%
Education - 1.2%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2054 (Build America Mutual Assurance Co Insured)	350,000	350,519
New Jersey Educational Facilities Authority (College (The) of New Jersey,Nj Proj.) Series 2016 F, 3% 7/1/2040	325,000	253,454
		603,973
General Obligations - 1.3%
Mercer Cnty NJ Gen. Oblig. Series 2021, 2% 2/15/2032	115,000	100,974
Mercer Cnty NJ Gen. Oblig. Series 2021, 2.375% 2/15/2030	15,000	14,261
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (d)	50,000	40,362
New Jersey Trans Trust Fund Auth 5% 6/15/2033	95,000	102,922
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	100,000	101,673
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	105,158
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	50,000	46,467
New Jersey Trans Trust Fund Auth Series 2022 BB, 5% 6/15/2031	130,000	143,821
Ocean City NJ Gen. Oblig. 2% 10/15/2030	25,000	22,918
		678,556
TOTAL NEW JERSEY		1,282,529
New Mexico - 0.4%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (c)	200,000	212,250
New York - 7.1%
Education - 0.5%
Dutchess Cnty NY Loc Dev Corp Rev (Vassar College, NY Proj.) Series 2020, 5% 7/1/2045	60,000	60,197
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2017 D, 4% 7/1/2043	45,000	40,731
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2018 A, 5% 7/1/2036	10,000	10,352
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2029	110,000	119,146
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) Series 2015 A, 3.75% 7/1/2046	10,000	7,810
		238,236
Electric Utilities - 0.5%
Long Island Pwr Auth NY Elec 5% 9/1/2035	10,000	10,677
Long Island Pwr Auth NY Elec 5% 9/1/2038	170,000	178,039
Long Island Pwr Auth NY Elec Series 2021A, 4% 9/1/2037	75,000	74,718
		263,434
General Obligations - 3.3%
City of New York NY Gen. Oblig. 5% 8/1/2047	290,000	288,167
City of New York NY Gen. Oblig. Series FISCAL 2008 J 11, 5% 8/1/2026	190,000	194,873
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 5% 3/1/2043	535,000	548,357
City of New York NY Series FISCAL 2023E SUB E1, 5.25% 4/1/2047	500,000	508,866
Kingston NY City Sch Dist Series 2021, 2% 6/15/2035	75,000	59,373
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 3.625% 7/15/2047	95,000	76,044
Suffolk Cnty NY Gen. Oblig. Series 2017 C, 4% 2/1/2028 (Build America Mutual Assurance Co Insured)	100,000	104,047
		1,779,727
Special Tax - 1.5%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	100,000	68,621
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	15,000	15,504
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 5% 3/15/2031	275,000	306,714
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2036	250,000	269,096
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 4% 3/15/2035	30,000	30,110
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	85,000	88,515
		778,560
Transportation - 0.6%
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	20,000	21,072
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2029	50,000	53,057
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2031	135,000	142,056
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2039	70,000	71,483
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2035	20,000	21,528
		309,196
Water & Sewer - 0.7%
New York NY Cty Muni Wtr Fin Auth Series FISCAL2024CC SUB CC1, 5.25% 6/15/2054	350,000	359,421
TOTAL NEW YORK		3,728,574
North Carolina - 0.3%
Education - 0.2%
University NC Chapel Hill Rev (University NC Chapel Hill Rev Proj.) Series 2021B, 5% 12/1/2038	100,000	107,196
Health Care - 0.1%
Atrium Health Series 2021C, 5% tender 1/15/2050 (c)	25,000	26,647
TOTAL NORTH CAROLINA		133,843
Ohio - 3.8%
Education - 0.1%
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2029	25,000	26,291
General Obligations - 2.2%
Cuyahoga OH Cmnty College Dist Gen. Oblig. Series 2018, 3.5% 12/1/2039	125,000	110,159
Fairfield Cnty OH Gen. Oblig. Series 2015, 3.5% 12/1/2037	10,000	9,337
Forest Hills OH Loc Sch Dist Series 2015, 3.25% 12/1/2038	15,000	13,089
Franklin OH City Sch Dist Series 2021 A, 3% 11/1/2050	440,000	295,967
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2039	180,000	187,260
State of Ohio Gen. Oblig. 5% 3/1/2042	200,000	210,660
State of Ohio Gen. Oblig. Series 2019 A, 5% 5/1/2030	20,000	20,775
West Carrollton OH City Sch Dist Series 2020 A, 3% 12/1/2044	400,000	295,578
Willoughby-Eastlake Ohio Csd Series 2016, 3.375% 12/1/2036	20,000	17,922
		1,160,747
Health Care - 0.7%
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2020 A, 3.75% 8/15/2050	250,000	195,632
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	50,000	44,721
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 3% 1/15/2045	30,000	21,394
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	120,000	103,347
		365,094
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2030	15,000	16,275
Water & Sewer - 0.8%
Northeast OH Regl Swr Wstwtr Rev Series 2017, 3.25% 11/15/2040	350,000	297,161
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2033	20,000	18,899
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2034	25,000	22,997
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	80,000	66,923
		405,980
TOTAL OHIO		1,974,387
Oklahoma - 0.8%
Education - 0.8%
Oklahoma St Univ Agri & Mechanical College Rev Series 2020 A, 5% 9/1/2032	15,000	16,378
University of Oklahoma/The Series 2024A, 5% 7/1/2049	410,000	413,205
		429,583
TOTAL OKLAHOMA		429,583
Oregon - 1.6%
Health Care - 0.8%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	15,000	15,404
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	140,000	151,765
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	350,000	234,356
		401,525
Special Tax - 0.8%
Oregon St Dept Admin Lottery 5.25% 4/1/2043	400,000	426,043
TOTAL OREGON		827,568
Pennsylvania - 1.8%
General Obligations - 0.9%
Allegheny County PA Gen. Oblig. Series C 78, 3% 11/1/2036	20,000	17,405
Bethlehem PA Area School Dist 3% 2/1/2036	40,000	36,154
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2035	105,000	107,906
Lackawanna Cnty PA Gen. Oblig. Series 2017, 3.375% 9/1/2035 (Build America Mutual Assurance Co Insured)	70,000	66,651
Penn Hills School District Series 2020, 3% 10/1/2037	75,000	65,788
Pennsylvania St Gen. Oblig. Series FIRST 2020, 3% 5/1/2036	205,000	182,359
		476,263
Health Care - 0.9%
Chester Cnty PA Hlth & Ed Facs Auth (Main Line Health Inc Proj.) Series 2017 A, 4% 10/1/2042	200,000	175,746
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	45,000	45,537
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	30,000	30,322
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	10,000	10,667
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2032	180,000	190,707
		452,979
TOTAL PENNSYLVANIA		929,242
Rhode Island - 0.0%
Education - 0.0%
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (b)	20,000	20,935
South Carolina - 1.3%
Education - 0.6%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2044	300,000	311,767
Electric Utilities - 0.2%
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2040	100,000	104,527
General Obligations - 0.5%
Greenwood Fifty Sch Facs Inc SC Installment Pur Rev Series 2016, 3% 12/1/2030	45,000	43,639
Patriots Energy Group Financing Agency Series 2023 SUB B 1, 5.25% tender 2/1/2054 (Royal Bank of Canada Guaranteed) (c)	205,000	220,355
		263,994
TOTAL SOUTH CAROLINA		680,288
Tennessee - 2.2%
Education - 0.0%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	10,000	9,585
Health Care - 0.3%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 3% 8/1/2039	105,000	83,438
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) 5% 4/1/2027	25,000	25,589
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	95,000	93,145
		202,172
Housing - 0.5%
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (c)	250,000	251,672
Water & Sewer - 1.4%
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev Series 2021 A, 3% 7/1/2041	900,000	709,945
TOTAL TENNESSEE		1,173,374
Texas - 8.9%
Education - 0.9%
Board of Regents of the University of Texas System Series 2021 A, 2% 8/15/2036	200,000	156,108
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	20,000	17,176
Texas A&M Univ Perm Univ Fund 5% 7/1/2042	140,000	144,169
University Houston TX Univ Rev Series 2017 C, 3.125% 2/15/2036	70,000	63,726
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	35,000	29,941
University TX Perm Univ Fd Series 2023A, 5% 7/1/2040	60,000	63,273
		474,393
Electric Utilities - 1.1%
San Antonio TX Elec & Gas Rev 5% 2/1/2042	35,000	35,777
San Antonio TX Elec & Gas Rev Series 2024C, 5.5% 2/1/2049	500,000	526,370
		562,147
General Obligations - 4.6%
Alvin Tex Indpt Sch Dist Series 2016 A, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	20,000	20,258
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2037 (City of Garland TX Guaranteed)	150,000	161,140
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2039 (City of Garland TX Guaranteed)	200,000	209,765
County of Collin TX Gen. Oblig. Series 2019, 3.25% 2/15/2037	150,000	134,208
Dallas TX Gen. Oblig. Series 2019 B, 3% 2/15/2036	185,000	164,286
Dallas TX Gen. Oblig. Series 2019A, 3% 2/15/2036	310,000	274,941
Dallas TX Gen. Oblig. Series 2023A, 5% 2/15/2037	105,000	112,084
Denton Cnty TX Gen. Oblig. Series 2016, 3% 7/15/2034	50,000	45,912
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2031	650,000	722,477
LA Joya Tex Indpt Sch Dist Series 2013, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	165,000	148,237
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2038	135,000	142,456
Pflugerville TX Gen. Oblig. Series 2017, 4% 8/1/2042	175,000	156,899
San Antonio TX Indpt Sch Dist Series 2022, 5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	25,000	26,539
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	50,000	51,631
		2,370,833
Health Care - 0.2%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2016, 3% 11/15/2032	135,000	126,901
Housing - 0.5%
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (c)	250,000	251,798
Transportation - 0.0%
North TX Twy Auth Rev 3% 1/1/2046	25,000	17,712
Water & Sewer - 1.6%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2035	40,000	43,621
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2038	25,000	26,486
Austin TX Wtr & Wastewtr Sys Series 2024, 5% 11/15/2040	25,000	26,340
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2036	200,000	216,883
San Antonio TX Wtr Rev 5% 5/15/2027	10,000	10,421
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	15,000	15,684
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2039	275,000	295,231
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2037	40,000	44,068
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2038	145,000	157,582
		836,316
TOTAL TEXAS		4,640,100
Utah - 0.0%
Health Care - 0.0%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 3% 5/15/2047	40,000	28,361
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	4,989	3,897
Special Tax - 0.0%
Utah Tran Auth Sales Tax Rev Series 2019A, 3% 12/15/2044	60,000	45,588
TOTAL UTAH		77,846
Virginia - 1.5%
General Obligations - 1.5%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,000	10,521
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2036	315,000	283,645
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2039	20,000	16,896
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2027	20,000	20,870
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2029	60,000	63,250
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2019, 3% 5/15/2033	225,000	214,218
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2019A, 4% 8/1/2036	150,000	150,053
		759,453
Health Care - 0.0%
Virginia Comwlth Univ Health Sys Auth Rev Series A, 5% 7/1/2028	5,000	5,214
TOTAL VIRGINIA		764,667
Washington - 5.1%
Electric Utilities - 1.5%
Energy Norwthwest WA Elec Rev 5% 7/1/2043 (Bonneville Power Administration Guaranteed)	400,000	413,433
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2034 (Bonneville Power Administration Guaranteed)	100,000	107,286
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 4% 1/1/2044	250,000	223,181
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2038	50,000	54,428
		798,328
General Obligations - 1.6%
State of Washington Gen. Oblig. 5% 2/1/2042	105,000	108,358
State of Washington Gen. Oblig. Series 2016D, 5% 2/1/2028	130,000	131,508
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2027	50,000	52,500
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2027	60,000	63,001
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	10,000	10,520
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2043	195,000	198,147
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2042	40,000	41,031
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2041	125,000	129,927
State of Washington Gen. Oblig. Series 2025C, 5% 2/1/2036	30,000	33,481
State of Washington Gen. Oblig. Series R 2025 A, 5% 7/1/2039	80,000	85,790
		854,263
Health Care - 0.4%
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	25,000	25,703
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2037	130,000	123,273
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	40,000	41,088
		190,064
Housing - 0.7%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	120,000	118,293
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2040	250,000	248,885
		367,178
Water & Sewer - 0.9%
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2033	400,000	452,781
TOTAL WASHINGTON		2,662,614
West Virginia - 0.6%
Health Care - 0.6%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	100,000	95,247
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	115,000	96,288
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	120,000	122,812
		314,347
TOTAL WEST VIRGINIA		314,347
Wisconsin - 2.5%
Escrowed/Pre-Refunded - 0.0%
Wisconsin General Fund Annual Appropiation 5% 5/1/2026	15,000	15,277
General Obligations - 0.9%
Sun Prairie WI Area Sch Dist Series 2017, 3.5% 3/1/2037	20,000	18,954
Wisconsin St Gen. Oblig. Series 2024A, 5% 5/1/2040	50,000	52,538
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034	200,000	226,804
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2036	170,000	190,374
		488,670
Health Care - 1.6%
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) Series 2022 A, 5% 10/1/2052	300,000	290,925
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	60,000	52,732
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2039	100,000	90,393
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) Series 2016 A, 3.5% 2/15/2046	330,000	249,182
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2035	50,000	53,388
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	100,000	89,463
		826,083
TOTAL WISCONSIN		1,330,030
TOTAL MUNICIPAL SECURITIES (Cost $54,143,514)		53,398,257

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $357,513)	2.91	357,442	357,513

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $54,501,027)	53,755,770
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(1,447,522)
NET ASSETS - 100.0%	52,308,248

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	6,848	8,220,940	7,870,275	6,382	-	-	357,513	357,442	0.0%
Total	6,848	8,220,940	7,870,275	6,382	-	-	357,513

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	4,797,719	-	4,797,719	-
Electric Utilities	6,119,869	-	6,119,869	-
Escrowed/Pre-Refunded	113,412	-	113,412	-
General Obligations	21,151,918	-	21,151,918	-
Health Care	7,885,881	-	7,885,881	-
Housing	1,499,103	-	1,499,103	-
Industrial Development	720,561	-	720,561	-
Resource Recovery	119,199	-	119,199	-
Special Tax	3,573,031	-	3,573,031	-
Transportation	898,115	-	898,115	-
Water & Sewer	6,519,449	-	6,519,449	-

Money Market Funds	357,513	357,513	-	-
Total Investments in Securities:	53,755,770	357,513	53,398,257	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $54,143,514)	$53,398,257
Fidelity Central Funds (cost $357,513)	357,513

Total Investment in Securities (cost $54,501,027)		$53,755,770
Cash		41,279
Receivable for fund shares sold		111,034
Interest receivable		547,116
Distributions receivable from Fidelity Central Funds		1,739
Prepaid expenses		10
Receivable from investment adviser for expense reductions		5,007
Other receivables		33
Total assets		54,461,988
Liabilities
Payable for investments purchased
Regular delivery	$872,924
Delayed delivery	1,091,500
Payable for fund shares redeemed	21,560
Distributions payable	115,994
Accrued management fee	14,114
Other payables and accrued expenses	37,648
Total liabilities		2,153,740
Net Assets		$52,308,248
Net Assets consist of:
Paid in capital		$52,987,537
Total accumulated earnings (loss)		(679,289)
Net Assets		$52,308,248
Net Asset Value, offering price and redemption price per share ($52,308,248 ÷ 5,322,584 shares)		$9.83
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Interest		$820,570
Income from Fidelity Central Funds		6,382
Total income		826,952
Expenses
Management fee	$71,848
Custodian fees and expenses	3,625
Independent trustees' fees and expenses	47
Registration fees	28,933
Audit fees	34,085
Legal	53
Miscellaneous	101
Total expenses before reductions	138,692
Expense reductions	(61,260)
Total expenses after reductions		77,432
Net Investment income (loss)		749,520
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(23,237)
Total net realized gain (loss)		(23,237)
Change in net unrealized appreciation (depreciation) on investment securities		(988,577)
Net gain (loss)		(1,011,814)
Net increase (decrease) in net assets resulting from operations		$(262,294)
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$749,520	$916,301
Net realized gain (loss)	(23,237)	(24,344)
Change in net unrealized appreciation (depreciation)	(988,577)	(395,284)
Net increase (decrease) in net assets resulting from operations	(262,294)	496,673
Distributions to shareholders	(707,327)	(859,596)

Share transactions
Proceeds from sales of shares	26,085,192	20,297,458
Reinvestment of distributions	150,568	316,554
Cost of shares redeemed	(8,218,682)	(5,205,387)

Net increase (decrease) in net assets resulting from share transactions	18,017,078	15,408,625
Total increase (decrease) in net assets	17,047,457	15,045,702

Net Assets
Beginning of period	35,260,791	20,215,089
End of period	$52,308,248	$35,260,791

Other Information
Shares
Sold	2,644,311	2,003,275
Issued in reinvestment of distributions	15,174	31,247
Redeemed	(832,559)	(514,639)
Net increase (decrease)	1,826,926	1,519,883

Financial Highlights
Fidelity® SAI Sustainable Municipal Income Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.09	$10.23	$10.13	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.170	.343	.323	.218
Net realized and unrealized gain (loss)	(.268)	(.161)	.092	.130
Total from investment operations	(.098)	.182	.415	.348
Distributions from net investment income	(.162)	(.322)	(.310)	(.218)
Distributions from net realized gain	-	-	(.005)	-
Total distributions	(.162)	(.322)	(.315)	(.218)
Net asset value, end of period	$9.83	$10.09	$10.23	$10.13
Total Return D,E	(.98) %	1.82%	4.25%	3.56%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.64% H	.69%	.99%	1.18% H,I
Expenses net of fee waivers, if any	.36 % H	.36%	.36%	.36% H
Expenses net of all reductions, if any	.36% H	.36%	.36%	.35% H
Net investment income (loss)	3.48% H	3.38%	3.26%	2.74% H
Supplemental Data
Net assets, end of period (000 omitted)	$52,308	$35,261	$20,215	$11,466
Portfolio turnover rate J	11 % H	3%	2%	0% H

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity SAI Sustainable Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$525,000
Gross unrealized depreciation	(1,156,478)
Net unrealized appreciation (depreciation)	$(631,478)
Tax cost	$54,387,248

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Long-term	$(24,147)
Total capital loss carryforward	$(24,147)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Municipal Income Fund	19,121,244	2,135,394
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .332% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable Municipal Income Fund	217,217	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Sustainable Municipal Income Fund	17
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .36% of average net assets. This reimbursement will remain in place through May 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $61,211.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $49.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable Municipal Income Fund	18%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904936.103
MNI-SANN-0925
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund

Semi-Annual Report
July 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 98.5%
	Principal Amount (a)	Value ($)
Alabama - 6.9%
Electric Utilities - 0.9%
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 2.9% 8/1/2063 VRDN (b)(c)	100,000	100,000
Wilsonville AL Indl Dev Brd Pollutn Ctl Rev (Alabama Power & Light Proj.) 2.85% 12/1/2030 VRDN (b)(c)	100,000	100,000
		200,000
General Obligations - 1.8%
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	5,000	5,031
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	100,000	104,905
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	50,000	50,690
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	230,000	230,435
		391,061
Health Care - 1.4%
Health Care Auth For Bapt Hlth Ala Series 2013B, 3.71% 11/1/2042 VRDN (b)	300,000	300,000
Synthetics - 2.8%
Black Belt Energy Gas District Participating VRDN 2.59% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	330,000	330,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 2.59% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	300,000	300,000
		630,000
TOTAL ALABAMA		1,521,061
Arizona - 1.6%
Health Care - 0.7%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	150,000	157,604
Industrial Development - 0.2%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	50,000	50,859
Resource Recovery - 0.7%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 4.1% tender 12/1/2035 (b)(c)	150,000	150,000
TOTAL ARIZONA		358,463
California - 6.4%
General Obligations - 0.5%
California Community Choice Financing Authority Series 2025B, 5% 11/1/2028 (Pacific Life Insurance Co Guaranteed)	100,000	105,281
Health Care - 0.9%
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 C, 5% tender 10/1/2039 (b)	200,000	200,806
Resource Recovery - 3.6%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.85% tender 7/1/2051 (b)(c)	150,000	149,896
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.75% tender 7/1/2041 (b)(c)	200,000	199,905
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 3.85% tender 11/1/2041 (b)(c)	150,000	150,013
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 1, 3.85% tender 11/1/2042 (b)(c)(e)	150,000	149,955
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 3.7% tender 7/1/2043 (b)(c)(e)	150,000	149,998
		799,767
Transportation - 1.4%
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	100,000	101,787
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (c)	200,000	203,573
		305,360
TOTAL CALIFORNIA		1,411,214
Colorado - 0.7%
Health Care - 0.7%
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	150,000	153,084
Connecticut - 0.7%
Education - 0.7%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	150,000	149,470
Delaware - 4.4%
Electric Utilities - 4.4%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 2.43% 10/1/2028 VRDN (b)	100,000	100,000
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 3.12% 10/1/2029 VRDN (b)(c)	880,000	880,000
		980,000
TOTAL DELAWARE		980,000
Florida - 8.1%
Electric Utilities - 3.6%
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2021, 2.5% 5/1/2046 VRDN (b)(c)	800,000	800,000
General Obligations - 0.5%
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2026 (Assured Guaranty Inc Insured)	100,000	102,060
Health Care - 1.1%
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hosp & Clinics Inc Proj.) 5% 12/1/2025	135,000	135,840
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (b)	100,000	102,450
		238,290
Housing - 2.7%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (b)	150,000	150,267
Escambia Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.8% tender 6/1/2027 (b)	100,000	100,688
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	100,000	100,462
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (b)	50,000	50,089
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.4% tender 4/1/2041 (b)	100,000	100,013
Polk Cnty FL Hsg Fin Auth Multi Fam Hsg Rev (Episcopal Catholic Apts Proj.) 4.15% tender 12/1/2040 (b)	100,000	100,850
		602,369
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2026	50,000	51,490
TOTAL FLORIDA		1,794,209
Georgia - 6.6%
Electric Utilities - 5.0%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 2.55% 1/1/2038 VRDN (b)	500,000	500,000
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2013, 2.875% tender 8/1/2043 (b)	200,000	199,944
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 2.85% 11/1/2062 VRDN (b)(c)	100,000	100,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	10,000	10,009
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	100,000	101,053
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3.8% tender 10/1/2032 (b)	100,000	100,478
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.75% tender 10/1/2048 (b)	90,000	90,347
		1,101,831
General Obligations - 1.6%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	100,000	100,559
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	150,000	151,583
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	100,000	102,800
		354,942
TOTAL GEORGIA		1,456,773
Hawaii - 0.5%
Housing - 0.5%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	100,000	101,609
Illinois - 4.8%
General Obligations - 1.7%
Illinois St Gen. Oblig. 5% 2/1/2027	80,000	82,522
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	5,000	5,133
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	280,000	290,387
		378,042
Health Care - 0.3%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2028	90,000	92,933
Housing - 0.5%
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2025, 3.15% tender 2/1/2029 (b)	100,000	100,135
Resource Recovery - 1.4%
Southwestern IL Da Sld Wst Dis (Waste Management Inc Del Proj.) 2.55% 10/1/2027, LOC JPMorgan Chase Bank NA VRDN (b)(c)	300,000	300,000
Water & Sewer - 0.9%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2026 (f)	200,000	201,028
TOTAL ILLINOIS		1,072,138
Indiana - 1.8%
Electric Utilities - 1.8%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 2.85% 12/1/2038 VRDN (b)(c)	400,000	400,000
Kansas - 0.5%
Housing - 0.5%
Shawnee Cnty KS Mf Hsg Revenue Series 2025 A, 3.75% tender 5/1/2059 (b)	100,000	100,878
Kentucky - 2.0%
General Obligations - 0.6%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2025 (Morgan Stanley Guaranteed)	150,000	150,870
Industrial Development - 1.4%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.3% 7/1/2060 VRDN (b)(c)	200,000	200,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.3% 7/1/2060 VRDN (b)(c)	100,000	100,000
		300,000
TOTAL KENTUCKY		450,870
Louisiana - 3.3%
Industrial Development - 3.3%
St James Parish LA Rev (Nucor Corp Proj.) 2.46% 11/1/2040 VRDN (b)	395,000	395,000
St James Parish LA Rev (Nucor Corp Proj.) 2.65% 11/1/2040 VRDN (b)	330,000	330,000
		725,000
TOTAL LOUISIANA		725,000
Maryland - 0.1%
Housing - 0.1%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	50,000	50,143
Michigan - 2.5%
Education - 0.6%
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2026 (Build America Mutual Assurance Co Insured)	135,000	139,203
Electric Utilities - 0.4%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	100,000	98,615
General Obligations - 0.1%
Coopersville Area MI Pub Schs Series 1, 4% 5/1/2026 (State of Michigan Guaranteed)	30,000	30,290
Health Care - 0.5%
Michigan St Hosp Fin Auth Rev (Ascension Health Credit Group Proj.) 4% 11/15/2026	110,000	111,870
Water & Sewer - 0.9%
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2027	175,000	178,344
TOTAL MICHIGAN		558,322
Minnesota - 0.9%
Education - 0.9%
Minnesota St Higher Ed Facs (Macalester College, Mn Proj.) 2.35% 3/1/2033 VRDN (b)	200,000	200,000
Mississippi - 2.7%
Industrial Development - 2.7%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 2.85% 12/1/2027 VRDN (b)(c)	600,000	600,000
Missouri - 0.9%
Housing - 0.9%
Saint Louis MO Indl Dev Auth 3.15% tender 4/1/2046 (b)	200,000	200,145
Nebraska - 0.7%
General Obligations - 0.7%
Central Plains Energy Proj NE Gas Proj Rev 4% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	155,000	155,000
Nevada - 0.7%
Resource Recovery - 0.7%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 3.95% tender 12/1/2026 (b)(c)(e)	150,000	149,965
New Hampshire - 0.5%
Housing - 0.5%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	100,000	100,731
New Jersey - 2.0%
Education - 0.9%
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2028 (Build America Mutual Assurance Co Insured)	200,000	213,509
General Obligations - 1.1%
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	100,000	102,148
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (g)	60,000	57,761
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (Ambac Assurance Corp Insured) (g)	80,000	77,016
		236,925
TOTAL NEW JERSEY		450,434
New York - 10.3%
General Obligations - 3.9%
City of New York NY Gen. Oblig. 5% 8/1/2028	200,000	214,537
City of New York NY Gen. Oblig. Series A, 5% 8/1/2027	155,000	155,267
City of New York NY Gen. Oblig. Series FISCAL 2021 2, 2.8% 4/1/2042 VRDN (b)	500,000	500,001
		869,805
Housing - 1.7%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	50,000	51,982
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	150,000	150,075
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	165,000	163,313
		365,370
Special Tax - 0.2%
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	55,000	54,443
Synthetics - 4.5%
Liberty NY Dev Corp Rev Participating VRDN 2.64% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	480,000	480,000
Metropolitan Transn Auth NY Rv Participating VRDN 2.57% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	300,000	300,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 2.57% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	100,000	100,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 2.57% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	100,000	100,000
		980,000
TOTAL NEW YORK		2,269,618
North Carolina - 0.5%
Housing - 0.5%
Inlivian NC Multifamily Rev (Sycamore Station Ii Llc Proj.) 3.625% tender 11/1/2058 (b)	100,000	101,140
Ohio - 0.4%
Health Care - 0.4%
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2021 C, 2.55% 1/15/2051 VRDN (b)	100,000	100,000
Oklahoma - 1.1%
Housing - 1.1%
Oklahoma Hsg Fin Agy Collateralized Rev 3.2% tender 10/1/2042 (b)	250,000	250,220
Pennsylvania - 4.6%
Health Care - 1.9%
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 3.09% 9/1/2050 VRDN (b)	410,000	410,000
Resource Recovery - 2.7%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.7% tender 6/1/2044 (b)(c)	150,000	149,926
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	150,000	150,511
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (b)(c)	150,000	149,767
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series A, 4.25% tender 8/1/2037 (b)(c)	150,000	149,434
		599,638
TOTAL PENNSYLVANIA		1,009,638
Tennessee - 5.8%
Health Care - 5.6%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 2.78% 5/1/2039 VRDN (b)	1,225,000	1,225,000
Industrial Development - 0.2%
Memphis Shelby Cnty TN Indl Dev Brd Exempt Facs Rev (Nucor Corp Proj.) 2.53% 9/1/2037 VRDN (b)(c)	50,000	50,000
TOTAL TENNESSEE		1,275,000
Texas - 10.2%
General Obligations - 5.6%
Clear Creek Independent School District Series 2025, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed) (f)	125,000	129,463
Clear Creek Independent School District Series 2025, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed) (f)	175,000	185,228
Denton Independent School District Series B1, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	200,000	204,926
Hutto TX Indpt Sch Dist Series 2015, 4% tender 2/1/2055 (Permanent Sch Fund of Texas Guaranteed) (b)(f)	200,000	206,017
Prosper Tex Indpt Sch Dist Series 2022, 3% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	500,000	500,010
		1,225,644
Health Care - 0.1%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	15,000	15,175
Housing - 1.1%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (b)	100,000	99,741
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (b)	150,000	150,804
		250,545
Industrial Development - 0.7%
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 2.53% 8/1/2038 VRDN (b)(c)	165,000	165,000
Resource Recovery - 0.7%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025 A, 3.95% tender 6/1/2055 (b)(c)	150,000	150,008
Synthetics - 0.9%
Harris County Cultural Ed Facilities Fin Corp Med Facilities Rev Participating VRDN Series 2022 006, 2.59% 11/15/2046 (Liquidity Facility Barclays Bank PLC) (b)(d)	200,000	200,000
Water & Sewer - 1.1%
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 5% 10/1/2025	250,000	251,017
TOTAL TEXAS		2,257,389
Utah - 0.5%
Industrial Development - 0.5%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 3% 4/1/2028 VRDN (b)	100,000	100,000
Virginia - 1.1%
Electric Utilities - 1.1%
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (b)	150,000	152,214
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008B, 0.75% tender 11/1/2035 (b)	95,000	94,628
		246,842
TOTAL VIRGINIA		246,842
Washington - 2.4%
Education - 0.9%
Washington St Univ Revs Series 2025, 5% 4/1/2027	200,000	208,137
General Obligations - 0.3%
Washington State Ctfs Partn (State of Washington Proj.) Series 2016 A, 5% 7/1/2027	70,000	71,261
Housing - 1.2%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2027	200,000	206,264
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	50,000	51,051
		257,315
TOTAL WASHINGTON		536,713
West Virginia - 0.9%
Health Care - 0.9%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 2.9% 6/1/2033 VRDN (b)	200,000	200,000
Wisconsin - 1.4%
Housing - 0.7%
Wisconsin Hsg & Economic Dev Auth Multifamily Hsg Series 2024J, 5% tender 8/1/2058 (b)	150,000	152,713
Resource Recovery - 0.7%
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series 2017 A 2, 4.1% tender 10/1/2025 (b)(c)	150,000	150,000
TOTAL WISCONSIN		302,713
TOTAL MUNICIPAL SECURITIES (Cost $21,736,592)		21,788,782

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $944,046)	2.91	943,857	944,046

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $22,680,638)	22,732,828
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(603,861)
NET ASSETS - 100.0%	22,128,967

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $449,918 or 2.0% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	1,014,680	3,351,156	3,421,790	8,967	-	-	944,046	943,857	0.0%
Total	1,014,680	3,351,156	3,421,790	8,967	-	-	944,046

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	910,319	-	910,319	-
Electric Utilities	3,827,288	-	3,827,288	-
General Obligations	4,071,181	-	4,071,181	-
Health Care	3,204,762	-	3,204,762	-
Housing	2,633,313	-	2,633,313	-
Industrial Development	1,990,859	-	1,990,859	-
Resource Recovery	2,299,378	-	2,299,378	-
Special Tax	54,443	-	54,443	-
Synthetics	1,810,000	-	1,810,000	-
Transportation	305,360	-	305,360	-
Water & Sewer	681,879	-	681,879	-

Money Market Funds	944,046	944,046	-	-
Total Investments in Securities:	22,732,828	944,046	21,788,782	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $21,736,592)	$21,788,782
Fidelity Central Funds (cost $944,046)	944,046

Total Investment in Securities (cost $22,680,638)		$22,732,828
Cash		15,552
Receivable for fund shares sold		21,656
Interest receivable		141,338
Distributions receivable from Fidelity Central Funds		1,813
Prepaid expenses		3
Receivable from investment adviser for expense reductions		5,557
Other receivables		7
Total assets		22,918,754
Liabilities
Payable for investments purchased on a delayed delivery basis	$720,786
Payable for fund shares redeemed	3,055
Distributions payable	26,364
Accrued management fee	3,596
Other payables and accrued expenses	35,986
Total liabilities		789,787
Net Assets		$22,128,967
Net Assets consist of:
Paid in capital		$22,077,764
Total accumulated earnings (loss)		51,203
Net Assets		$22,128,967
Net Asset Value, offering price and redemption price per share ($22,128,967 ÷ 2,207,856 shares)		$10.02
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Interest		$308,826
Income from Fidelity Central Funds		8,967
Total income		317,793
Expenses
Management fee	$20,067
Custodian fees and expenses	6,080
Independent trustees' fees and expenses	23
Registration fees	17,878
Audit fees	31,562
Legal	28
Miscellaneous	85
Total expenses before reductions	75,723
Expense reductions	(55,799)
Total expenses after reductions		19,924
Net Investment income (loss)		297,869
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,620)
Total net realized gain (loss)		(1,620)
Change in net unrealized appreciation (depreciation) on investment securities		20,662
Net gain (loss)		19,042
Net increase (decrease) in net assets resulting from operations		$316,911
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$297,869	$538,861
Net realized gain (loss)	(1,620)	2,727
Change in net unrealized appreciation (depreciation)	20,662	28,264
Net increase (decrease) in net assets resulting from operations	316,911	569,852
Distributions to shareholders	(297,458)	(543,233)

Share transactions
Proceeds from sales of shares	5,647,195	8,271,203
Reinvestment of distributions	150,021	337,584
Cost of shares redeemed	(2,446,173)	(3,301,711)

Net increase (decrease) in net assets resulting from share transactions	3,351,043	5,307,076
Total increase (decrease) in net assets	3,370,496	5,333,695

Net Assets
Beginning of period	18,758,471	13,424,776
End of period	$22,128,967	$18,758,471

Other Information
Shares
Sold	564,334	826,832
Issued in reinvestment of distributions	14,986	33,752
Redeemed	(244,558)	(330,087)
Net increase (decrease)	334,762	530,497

Financial Highlights
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.01	$10.00	$9.99	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.148	.330	.323	.117
Net realized and unrealized gain (loss)	.010	.014	.009	(.011)
Total from investment operations	.158	.344	.332	.106
Distributions from net investment income	(.148)	(.331)	(.321)	(.116)
Distributions from net realized gain	-	(.003)	(.001)	-
Total distributions	(.148)	(.334)	(.322)	(.116)
Net asset value, end of period	$10.02	$10.01	$10.00	$9.99
Total Return D,E	1.59%	3.49%	3.38%	1.07%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.76% H	.72%	.99%	1.03% H,I
Expenses net of fee waivers, if any	.20 % H	.20%	.21%	.25% H
Expenses net of all reductions, if any	.20% H	.20%	.21%	.24% H
Net investment income (loss)	2.99% H	3.30%	3.24%	1.86% H
Supplemental Data
Net assets, end of period (000 omitted)	$22,129	$18,758	$13,425	$10,492
Portfolio turnover rate J	63 % H	75%	79%	42% H

AFor the period June 16, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$58,140
Gross unrealized depreciation	(3,819)
Net unrealized appreciation (depreciation)	$54,321
Tax cost	$22,678,507

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	5,149,070	3,043,422
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	315,452	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	9
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through May 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $55,788.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $11.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	46%

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9905583.103
SMB-SANN-0925
Fidelity® SAI Conservative Income Municipal Bond Fund

Semi-Annual Report
July 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Conservative Income Municipal Bond Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 99.8%
	Principal Amount (a)	Value ($)
Alabama - 5.5%
Electric Utilities - 0.7%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (c)	505,000	506,658
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.3% tender 7/15/2034 (c)	3,400,000	3,407,578
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 2.85% 9/1/2031 VRDN (b)(c)	5,150,000	5,150,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) 2.85% 12/1/2036 VRDN (b)(c)	2,700,000	2,700,000
		11,764,236
General Obligations - 1.1%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (c)	2,055,000	2,076,348
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	195,000	196,212
Black Belt Energy Gas District 5.25% 6/1/2026 (Morgan Stanley Guaranteed)	445,000	451,860
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (c)	3,485,000	3,655,949
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	795,000	805,965
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	430,000	437,433
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	140,000	145,175
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (c)	7,700,000	7,714,570
Southeast Energy Authority A Cooperative District 5% 1/1/2028 (Athene Annuity And Life Company Guaranteed)	750,000	774,071
Southeast Energy Authority A Cooperative District 5% 7/1/2026 (Athene Annuity And Life Company Guaranteed)	550,000	557,441
Southeast Energy Authority A Cooperative District 5% 7/1/2027 (Athene Annuity And Life Company Guaranteed)	750,000	770,424
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2026 (Pacific Life Insurance Co Guaranteed)	605,000	618,094
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2027 (Pacific Life Insurance Co Guaranteed)	605,000	628,198
		18,831,740
Health Care - 0.1%
Health Care Auth For Bapt Hlth Ala Series 2013B, 3.71% 11/1/2042 VRDN (c)	1,678,000	1,678,000
Industrial Development - 0.6%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.53% 8/1/2036 VRDN (b)(c)	9,410,000	9,410,000
Synthetics - 2.9%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 2.59% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(d)	3,200,000	3,200,000
Black Belt Energy Gas District Participating VRDN 2.59% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	7,185,000	7,185,000
Black Belt Energy Gas District Participating VRDN 2.59% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	1,635,000	1,635,000
Black Belt Energy Gas District Participating VRDN 2.59% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	1,605,000	1,605,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 2.59% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	21,400,000	21,400,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN Series 2022 XM1062, 2.59% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	12,900,000	12,900,000
		47,925,000
Water & Sewer - 0.1%
Jefferson Cnty AL Swr Rev 5% 10/1/2025	520,000	521,805
Jefferson Cnty AL Swr Rev 5% 10/1/2026	310,000	317,834
Jefferson Cnty AL Swr Rev 5% 10/1/2027	290,000	303,334
		1,142,973
TOTAL ALABAMA		90,751,949
Alaska - 0.5%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026	890,000	912,378
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2027	695,000	729,295
		1,641,673
Synthetics - 0.4%
Municipality of Anchorage AK Participating VRDN Series 2025 XF3381, 2.44% 2/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	5,700,000	5,700,001
Transportation - 0.0%
Alaska Airport Series 2021 C, 5% 10/1/2025 (b)	620,000	622,152
TOTAL ALASKA		7,963,826
Arizona - 5.8%
Electric Utilities - 3.1%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(c)	940,000	941,750
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.45% 5/1/2029 VRDN (c)	25,900,000	25,900,001
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.45% 5/1/2029 VRDN (c)	24,300,000	24,300,000
		51,141,751
Health Care - 1.0%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2025	2,640,000	2,659,260
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2026	3,345,000	3,446,077
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	2,685,000	2,821,107
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (c)	4,270,000	4,328,950
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (c)	1,500,000	1,521,884
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2025	2,115,000	2,114,999
		16,892,277
Housing - 0.0%
Arizona St Indl Dev Auth Multifamily Hsg Rev Series 2024, 5% tender 3/1/2045 (c)	1,082,000	1,098,637
Industrial Development - 0.5%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	7,300,000	7,425,399
Resource Recovery - 0.4%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 4.1% tender 12/1/2035 (b)(c)	6,900,000	6,900,000
Synthetics - 0.6%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 2.54% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	1,094,031	1,094,031
Arizona Ind Dev Auth Participating VRDN Series 2023 MIZ9149, 2.54% 7/1/2040 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	3,700,000	3,700,000
Arizona Indl Dev Auth Participating VRDN Series 2023 XF3174, 2.57% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	5,055,000	5,055,000
		9,849,031
Transportation - 0.2%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (b)	2,430,000	2,475,388
TOTAL ARIZONA		95,782,483
Arkansas - 0.1%
Industrial Development - 0.1%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.53% 6/1/2028 VRDN (b)(c)	1,800,000	1,800,000
California - 9.1%
Electric Utilities - 0.2%
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (c)	2,535,000	2,678,344
Escrowed/Pre-Refunded - 0.0%
Port Oakland Calif Rev 5% 5/1/2026 (Escrowed to Maturity) (b)	5,000	5,090
General Obligations - 0.4%
Anaheim CA Pub Fin Auth Lease Rev (Anaheim CA Proj.) 0% 9/1/2025 (Assured Guaranty Inc Insured) (f)	3,645,000	3,636,163
California Community Choice Financing Authority 5% 12/1/2026 (Athene Annuity And Life Company Guaranteed)	1,000,000	1,021,007
California Community Choice Financing Authority 5% 3/1/2028 (Morgan Stanley Guaranteed)	1,805,000	1,887,963
		6,545,133
Health Care - 0.2%
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 C, 5% tender 10/1/2039 (c)	3,445,000	3,458,876
Resource Recovery - 2.5%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.85% tender 7/1/2051 (b)(c)	3,300,000	3,297,711
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.75% tender 7/1/2041 (b)(c)	8,500,000	8,495,971
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 3.3% tender 2/1/2039 (c)(g)	4,000,000	3,949,506
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 3.85% tender 11/1/2041 (b)(c)	6,250,000	6,250,532
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2022A, 4.125% tender 10/1/2041 (b)(c)	1,000,000	1,000,040
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 1, 3.85% tender 11/1/2042 (b)(c)(g)	5,600,000	5,598,322
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 3.7% tender 7/1/2043 (b)(c)(g)	8,255,000	8,254,870
California Pcf Solid Wst Disp (Waste Management Inc Del Proj.) Series B 2, 3.125% tender 11/1/2040 (b)(c)	3,975,000	3,965,771
		40,812,723
Synthetics - 4.2%
California Community Choice Financing Authority Participating VRDN Series 2022 XF3007, 2.59% 5/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	16,315,000	16,315,000
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 2.57% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,010,000	1,010,000
California Multi Fam Hsg Rev Participating VRDN Series 2025 CF7013, 2.41% 7/1/2052 (Liquidity Facility Citibank NA) (c)(d)	4,019,868	4,019,868
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN 2.54% 11/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	850,000	850,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9162, 2.54% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	260,000	260,000
California Stwide Cmnty Mf Rev Participating VRDN 3.35% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	3,610,000	3,610,000
California Stwide Cmnty Mf Rev Participating VRDN 3.35% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	9,659,756	9,659,756
Los Angeles Cmty Redv Agy Mfhr Participating VRDN Series 2022 MIZ9089, 3.35% 4/15/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	18,695,000	18,695,001
San Francisco City & County Multi Fam Hsg Rev Participating VRDN 2.54% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	14,585,000	14,585,000
		69,004,625
Transportation - 1.6%
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)	1,310,000	1,333,405
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)	430,000	437,682
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (b)	8,590,000	8,910,216
Los Angeles CA Dept Arpts Rev 5% 5/15/2028 (b)	5,700,000	6,014,059
Los Angeles CA Dept Arpts Rev 5% 5/15/2028 (b)	3,485,000	3,677,017
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (b)	295,000	300,270
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (b)	1,000,000	1,014,788
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2026 (b)	2,160,000	2,195,496
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (b)	2,190,000	2,267,936
		26,150,869
TOTAL CALIFORNIA		148,655,660
Colorado - 2.2%
Education - 0.0%
Colorado Edl & Cultural Fac Auth Rev (Mesivta Of Greater Los Angeles Proj.) 2.64% 6/1/2029, LOC Deutsche Bank AG VRDN (c)	435,000	435,000
Health Care - 0.4%
Colorado Health Facilities Authority (Advent Health Proj.) Series B, 5% 11/15/2027	2,370,000	2,413,311
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2025	145,000	145,695
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 1, 5% tender 8/1/2049 (c)	1,000,000	1,000,000
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (c)	3,480,000	3,551,557
		7,110,563
Housing - 0.2%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2024, 3.5% tender 11/1/2043 (c)	2,910,000	2,917,928
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (c)	1,158,000	1,166,574
		4,084,502
Synthetics - 1.2%
Colorado Health Facilities Authority Participating VRDN 2.44% 11/1/2042 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	1,935,000	1,935,000
Colorado Health Facilities Authority Participating VRDN 2.44% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	5,880,000	5,880,000
Colorado Health Facilities Authority Participating VRDN 2.44% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	3,000,000	3,000,000
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 2.59% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	7,470,000	7,470,000
		18,285,000
Transportation - 0.4%
Denver CO City & Cnty Arpt 5% 11/15/2025 (b)	1,460,000	1,468,684
Denver CO City & Cnty Arpt 5.25% 11/15/2026 (b)	1,820,000	1,874,650
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (b)	1,625,000	1,702,533
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2025 (b)	995,000	1,000,918
		6,046,785
TOTAL COLORADO		35,961,850
Connecticut - 1.2%
Education - 0.6%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (c)	6,410,000	6,387,338
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (c)	1,800,000	1,801,081
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (c)	1,135,000	1,132,296
		9,320,715
General Obligations - 0.3%
Connecticut St Spl Tax Oblig 5% 5/1/2026	465,000	474,038
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2025	180,000	180,000
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2026 (Build America Mutual Assurance Co Insured)	255,000	260,699
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2027 (Build America Mutual Assurance Co Insured)	235,000	245,892
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2027 (Assured Guaranty Inc Insured)	1,810,000	1,893,893
West Haven CT BAN 4.25% 3/26/2026	1,900,000	1,914,025
		4,968,547
Health Care - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2026	2,735,000	2,793,583
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2027	2,600,000	2,715,880
		5,509,463
Special Tax - 0.0%
Connecticut St Spl Tax Oblig Series A, 5% 8/1/2026	365,000	365,640
TOTAL CONNECTICUT		20,164,365
District Of Columbia - 1.3%
Housing - 0.3%
District Columbia Hsg Fin Mult Series 2022, 3.05% tender 9/1/2041 (c)	4,400,000	4,400,562
Synthetics - 0.1%
Washington Dc Multi Fam Hsg Henson Ridge Participating VRDN 3% 1/1/2065 (Liquidity Facility Barclays Bank PLC) (c)(d)	2,375,000	2,375,000
Transportation - 0.8%
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2026 (b)	610,000	624,834
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2027 (b)	1,000,000	1,044,035
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2026 (b)	715,000	732,387
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (b)	2,305,000	2,447,605
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (b)	1,770,000	1,813,042
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (b)	4,035,000	4,212,684
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2026 (b)	675,000	691,414
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2027 (b)	550,000	574,219
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2028 (b)	1,250,000	1,327,335
		13,467,555
Water & Sewer - 0.1%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (c)	900,000	885,795
TOTAL DISTRICT OF COLUMBIA		21,128,912
Florida - 8.8%
Electric Utilities - 0.1%
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2015, 2.8% 6/1/2045 VRDN (b)(c)	1,800,000	1,800,000
Escrowed/Pre-Refunded - 0.0%
Greater Orlando Aviation Auth 5% 10/1/2025 (Escrowed to Maturity) (b)	210,000	210,693
General Obligations - 0.1%
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2026 (Assured Guaranty Inc Insured)	1,785,000	1,821,764
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	165,000	165,659
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) Series 2022 A, 5% 8/1/2026 (Assured Guaranty Inc Insured)	380,000	388,720
		2,376,143
Health Care - 0.8%
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2025	435,000	435,000
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2026	440,000	449,351
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2027	1,000,000	1,042,175
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 2.89% 4/1/2049 VRDN (c)	10,965,000	10,965,000
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (c)	1,045,000	1,070,600
		13,962,126
Housing - 1.1%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (c)	2,910,000	2,915,172
Broward Cty FL Hsg Aut Hsg Rev Series 2023, 4.05% tender 9/1/2056 (c)	684,000	688,214
Fla Hsg Fin Corp Multifamily Mtg Rev (Brownsville Transit Vge Proj.) 3.35% tender 10/1/2027 (c)	2,500,000	2,505,580
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (c)	565,000	570,610
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (c)	405,000	407,522
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (c)	1,390,000	1,396,441
Lee Cnty FL Hsg Fin Auth Mfh Series 2023 A, 3.55% tender 8/1/2027 (c)	912,000	912,000
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 4.05% tender 9/1/2026 (c)	395,000	395,288
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 10/1/2026 (c)	2,330,000	2,337,344
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 3/1/2027 (c)	760,000	761,050
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (c)	1,755,000	1,758,139
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 9/1/2026 (c)	1,390,000	1,392,321
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.4% tender 4/1/2041 (c)	1,900,000	1,900,239
Polk Cnty FL Hsg Fin Auth Multi Fam Hsg Rev (Episcopal Catholic Apts Proj.) 4.15% tender 12/1/2040 (c)	844,000	851,171
		18,791,091
Resource Recovery - 0.5%
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (b)	825,000	840,702
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4% tender 11/1/2048 (b)(c)	7,700,000	7,684,175
		8,524,877
Special Tax - 1.5%
County of Pasco FL Series 2023 A, 5.25% 9/1/2025 (Assured Guaranty Inc Insured)	90,000	90,173
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 3.01% 9/1/2032 (Liquidity Facility Florida St) VRDN (c)	22,960,000	22,960,000
Tampa FL Tax Alloc Series 2016 A, 5.25% 9/1/2027	1,000,000	1,021,189
		24,071,362
Synthetics - 4.0%
Cap Trust Fl Landfill Participating VRDN Series 2025 YX1371, 3.05% 12/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,400,000	1,400,000
Florida Dev Fin Corp Rev Participating VRDN 3.1% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	7,400,000	7,400,000
Florida Dev Fin Corp Rev Participating VRDN Series 2024 XF1704, 2.49% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	18,900,000	18,900,001
Gallery Smathers Plz Fl Participating VRDN Series 2025 CF7017, 2.41% 4/1/2037 (Liquidity Facility Citibank NA) (c)(d)	1,400,000	1,400,000
Greater Orlando Aviation Auth Participating VRDN 3.25% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	10,445,000	10,445,000
Greater Orlando Aviation Auth Participating VRDN Series 2025 ZF1930, 2.41% 10/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,700,000	2,700,000
Lee Cnty FL Airport Participating VRDN Series 2025 XM1239, 3.05% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	8,160,000	8,160,000
Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 2.54% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	585,000	585,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN Series 2025 ZF1933, 2.41% 10/1/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,400,000	2,400,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN Series 2025 ZF1934, 2.41% 10/1/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,800,000	2,800,000
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Participating VRDN 2.54% 7/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	1,050,000	1,050,000
Miami-Dade Cnty Fla Seaport Rev Participating VRDN Series 2021 XF2947, 2.47% 10/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,600,000	1,600,000
Miami-Dade County Aviation Rev Participating VRDN Series 2022 025, 2.59% 10/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,815,000	4,815,000
		63,655,001
Transportation - 0.5%
Broward Cnty FL Port Everglades Series 2022, 5% 9/1/2027 (b)	730,000	757,654
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2027 (b)	3,000,000	3,132,750
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (b)	350,000	372,090
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2025 (b)	780,000	782,642
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2025 (b)	1,215,000	1,219,279
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2026 (b)	1,225,000	1,253,085
		7,517,500
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2008 B 1, 2.39% 10/1/2036 (Liquidity Facility Bank of America NA) VRDN (c)	2,600,000	2,600,000
TOTAL FLORIDA		143,508,793
Georgia - 2.5%
Electric Utilities - 1.6%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 2.55% 1/1/2038 VRDN (c)	7,040,000	7,040,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1997, 2.85% 11/1/2052 VRDN (b)(c)	11,530,000	11,530,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (c)	610,000	610,565
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (c)	1,180,000	1,192,429
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.875% tender 12/1/2049 (c)	1,305,000	1,305,002
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (c)	1,085,000	1,090,184
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2026 (Assured Guaranty Inc Insured)	135,000	137,891
Georgia Mun Elec Auth Pwr Rev Series A, 5% 1/1/2028	2,120,000	2,165,342
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 3.875% tender 6/1/2042 (c)	990,000	993,760
		26,065,173
General Obligations - 0.6%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (c)	3,825,000	3,846,373
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (c)	2,165,000	2,187,855
Main Street Natural Gas Inc 5% 12/1/2025 (Toronto Dominion Bank Guaranteed)	250,000	251,483
Main Street Natural Gas Inc 5% 12/1/2026 (Toronto Dominion Bank Guaranteed)	250,000	256,174
Main Street Natural Gas Inc 5% 6/1/2027 (Toronto Dominion Bank Guaranteed)	250,000	258,209
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	460,000	461,128
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	130,000	130,174
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	245,000	249,672
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2025 (Citigroup Inc Guaranteed)	200,000	201,160
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	110,000	112,541
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	250,000	252,514
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	400,000	411,200
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	180,000	180,242
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	200,000	203,814
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	355,000	368,100
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	400,000	411,200
		9,781,839
Housing - 0.3%
Columbia GA Hsg Au Mlti Fam Rv 3.3% tender 11/1/2028 (c)	2,375,000	2,387,715
Decatur GA Hsg Auth Multifamily Hsg Rev 3.25% tender 9/1/2028 (c)	2,250,000	2,265,017
		4,652,732
Synthetics - 0.0%
Buford Hsg Auth Multi Fam Participating VRDN Series 2023 XF3118, 2.57% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,064,857	1,064,857
TOTAL GEORGIA		41,564,601
Guam - 0.0%
Electric Utilities - 0.0%
Guam Power Auth. 5% 10/1/2025	565,000	566,668
Hawaii - 1.1%
Housing - 0.5%
Hawaii St Hsg Fin & Dev Corp Multifamily Rev 3.3% tender 12/1/2029 (c)	6,795,000	6,857,132
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (c)	2,000,000	2,032,185
		8,889,317
Synthetics - 0.6%
Hawaii St Arpts Sys Rev Participating VRDN 2.49% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	9,600,000	9,600,000
TOTAL HAWAII		18,489,317
Illinois - 5.0%
Escrowed/Pre-Refunded - 0.0%
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	365,000	372,384
General Obligations - 0.6%
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2025	1,605,000	1,614,920
Illinois St Gen. Oblig. 5% 3/1/2026	2,405,000	2,436,108
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	530,000	544,154
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	540,000	564,626
Illinois St Gen. Oblig. Series 2019B, 5% 9/1/2025	215,000	215,377
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	295,000	304,763
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2026	1,460,000	1,484,207
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2026	915,000	930,171
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	620,000	654,211
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2026	500,000	504,784
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2028	450,000	474,774
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2026 (Assured Guaranty Inc Insured)	125,000	126,096
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2027 (Assured Guaranty Inc Insured)	150,000	154,609
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2028 (Assured Guaranty Inc Insured)	225,000	236,533
		10,245,333
Health Care - 0.0%
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2027	145,000	151,192
Housing - 0.3%
Illinois Hsg Dev Auth Multifamily Hsg Rev 5% tender 2/1/2027 (c)	512,000	517,083
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 5% tender 2/1/2027 (c)	554,000	559,500
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2025, 3.15% tender 2/1/2029 (c)	4,650,000	4,656,277
		5,732,860
Special Tax - 0.0%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2025	245,000	246,457
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2026 (Assured Guaranty Inc Insured) (f)	410,000	399,631
		646,088
Synthetics - 2.8%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN 2.43% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	21,000,000	21,000,001
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2023 XF1457, 3.25% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,175,000	1,175,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2025 XL0622, 2.47% 1/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,935,000	3,935,000
Chicago IL Wastewater Transmission Rev Participating VRDN Series 2025 XG0605, 2.41% 1/1/2058 (Liquidity Facility Barclays Bank PLC) (c)(d)	3,520,000	3,520,000
Chicago Ill Pk Dist Gen. Oblig. Participating VRDN Series 2022 XM1034, 2.41% 1/1/2044 (Liquidity Facility Royal Bank of Canada NY) (c)(d)	5,500,000	5,500,000
Chicago Ill Tran Auth Sales Tax Rcpts Rev Participating VRDN Series 2024 XF3290, 2.43% 12/1/2049 (Liquidity Facility Wells Fargo Bank NA) (c)(d)	2,700,000	2,700,000
Il Fin Auth Rev Plymouth Place Participating VRDN Series 2025 002, 2.59% 5/15/2056 (Liquidity Facility Barclays Bank PLC) (c)(d)	7,200,000	7,200,000
		45,030,001
Transportation - 0.9%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2027 (Build America Mutual Assurance Co Insured) (b)	365,000	374,062
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2026 (b)	1,000,000	1,008,691
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2027 (b)	1,000,000	1,024,829
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2028 (b)	1,000,000	1,046,967
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2026 (b)	440,000	444,393
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (b)	6,465,000	6,790,252
Chicago IL O'Hare Intl Arpt Rev Series 2024E, 5% 1/1/2026 (b)	2,910,000	2,939,057
		13,628,251
Water & Sewer - 0.4%
Chicago IL Wtr Rev Series 2023 B, 5% 11/1/2025	415,000	417,158
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2016, 5% 7/1/2027	2,030,000	2,049,327
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2027 (h)	2,425,000	2,489,383
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2028 (h)	1,110,000	1,166,832
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2028 (h)	1,000,000	1,062,047
		7,184,747
TOTAL ILLINOIS		82,990,856
Indiana - 0.7%
Electric Utilities - 0.3%
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (c)	5,470,000	5,544,470
Transportation - 0.4%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2026 (b)	150,000	151,347
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2026 (b)	3,740,000	3,773,597
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (b)	730,000	736,557
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2026 (b)	385,000	388,458
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (b)	765,000	785,601
		5,835,560
TOTAL INDIANA		11,380,030
Iowa - 0.0%
Education - 0.0%
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2026 (b)	220,000	224,669
Industrial Development - 0.0%
Iowa Fin Auth Solid Waste Facs Rev 3.875% tender 1/1/2042, LOC Citibank NA (b)(c)	280,000	280,251
TOTAL IOWA		504,920
Kansas - 0.2%
General Obligations - 0.0%
City of Olathe KS Gen. Oblig. Series 230, 2.5% 10/1/2027	410,000	403,457
Housing - 0.2%
Shawnee Cnty KS Mf Hsg Revenue Series 2025 A, 3.75% tender 5/1/2059 (c)	3,200,000	3,228,092
TOTAL KANSAS		3,631,549
Kentucky - 1.8%
Electric Utilities - 0.3%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	4,740,000	4,792,559
General Obligations - 0.3%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2025 (Morgan Stanley Guaranteed)	600,000	603,479
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2027 (Morgan Stanley Guaranteed)	620,000	645,032
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2028 (Morgan Stanley Guaranteed)	1,000,000	1,054,942
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2026	145,000	147,353
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2027	2,330,000	2,426,346
		4,877,152
Industrial Development - 1.2%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.3% 7/1/2060 VRDN (b)(c)	7,525,000	7,525,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.3% 7/1/2060 VRDN (b)(c)	12,735,000	12,735,000
		20,260,000
TOTAL KENTUCKY		29,929,711
Louisiana - 3.1%
Industrial Development - 2.3%
St James Parish LA Rev (Nucor Corp Proj.) 2.46% 11/1/2040 VRDN (c)	35,825,000	35,825,000
St James Parish LA Rev (Nucor Corp Proj.) 2.65% 11/1/2040 VRDN (c)	600,000	600,000
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (c)	1,040,000	1,048,672
		37,473,672
Synthetics - 0.3%
Los Angeles Hsg Corp Rev Participating VRDN Series 2025 XF3347, 2.57% 7/1/2042 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	5,200,000	5,199,999
Transportation - 0.5%
New Orleans LA Aviation Board 5% 1/1/2026 (b)	2,015,000	2,032,932
New Orleans LA Aviation Board 5% 1/1/2027 (b)	2,260,000	2,324,034
New Orleans LA Aviation Board 5% 1/1/2028 (b)	4,255,000	4,445,729
		8,802,695
TOTAL LOUISIANA		51,476,366
Maryland - 0.7%
Housing - 0.1%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	2,760,000	2,767,910
Synthetics - 0.6%
Baltimore County Gen. Oblig. Participating VRDN 2.64% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (c)(d)	1,175,000	1,175,000
Integrace Obligated Group Participating VRDN Series 2022 024, 2.64% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (c)(d)	2,515,000	2,515,000
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 2.54% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	2,600,000	2,600,000
Riderwood Vlg Inc Participating VRDN Series 2022 029, 2.64% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(d)	2,935,000	2,935,000
		9,225,000
TOTAL MARYLAND		11,992,910
Massachusetts - 0.3%
Escrowed/Pre-Refunded - 0.2%
Massachusetts St College Bldg Series 1999 A, 0% 5/1/2026 (f)	3,385,000	3,312,396
Special Tax - 0.1%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2027	1,680,000	1,681,502
TOTAL MASSACHUSETTS		4,993,898
Michigan - 1.3%
Electric Utilities - 0.3%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	5,165,000	5,093,440
General Obligations - 0.8%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	1,180,000	1,196,724
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	1,240,000	1,278,549
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	675,000	707,115
Grand Rapids MI Pub Schs Series 2024, 5% 5/1/2026 (Assured Guaranty Inc Insured)	1,000,000	1,017,858
Southfield Mich Pub Schs 5% 5/1/2026 (State of Michigan Guaranteed)	850,000	864,861
Utica MI Cmnty Schs Series 2024, 5% 5/1/2026 (State of Michigan Guaranteed)	3,000,000	3,055,377
Utica MI Cmnty Schs Series 2024, 5% 5/1/2027 (State of Michigan Guaranteed)	1,500,000	1,563,050
Utica MI Cmnty Schs Series 2024, 5% 5/1/2028 (State of Michigan Guaranteed)	3,625,000	3,861,452
		13,544,986
Health Care - 0.1%
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	1,725,000	1,752,110
Transportation - 0.1%
Wayne Cnty Mich Arpt Auth Rev Series 2017 E, 4% 12/1/2025 (b)	630,000	631,853
Wayne Cnty Mich Arpt Auth Rev Series F, 5% 12/1/2026 (b)	325,000	325,552
		957,405
TOTAL MICHIGAN		21,347,941
Minnesota - 0.5%
Electric Utilities - 0.1%
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2026	135,000	136,224
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2027	210,000	216,423
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2024, 5% 1/1/2028	1,000,000	1,053,638
		1,406,285
General Obligations - 0.1%
Coon Rapids Minn Gen. Oblig. 2% 4/1/2027	1,000,000	983,517
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2025	625,000	625,000
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2026	620,000	633,925
		2,242,442
Health Care - 0.0%
Wadena Minn Rev Series 2024 A, 5% 12/1/2026 (Centracare Health System Guaranteed)	200,000	205,195
Wadena Minn Rev Series 2024 A, 5% 12/1/2027 (Centracare Health System Guaranteed)	260,000	271,499
		476,694
Synthetics - 0.3%
Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 2.54% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	4,500,000	4,500,000
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2026 (b)	330,000	332,978
TOTAL MINNESOTA		8,958,399
Mississippi - 0.3%
Education - 0.3%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 0.8% 3/1/2028 (Build America Mutual Assurance Co Insured) (c)	4,765,000	4,511,705
General Obligations - 0.0%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2026	750,000	763,120
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2027	125,000	129,709
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2028	165,000	174,499
		1,067,328
TOTAL MISSISSIPPI		5,579,033
Missouri - 0.3%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	877,000	902,509
Synthetics - 0.2%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 3.25% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,310,000	2,310,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 2.54% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,130,499	1,130,499
		3,440,499
TOTAL MISSOURI		4,343,008
Nebraska - 0.7%
General Obligations - 0.1%
Central Plains Energy Proj NE Gas Proj Rev Series 2019, 2.5% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (c)	1,280,000	1,280,000
Housing - 0.2%
Lincoln Neb Multifamily Hsg Rev Series 2024, 3.37% tender 1/10/2048 (c)	3,740,000	3,761,898
Industrial Development - 0.2%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.53% 11/1/2026 VRDN (b)(c)	2,400,000	2,400,000
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.53% 6/1/2028 VRDN (b)(c)	600,000	600,000
		3,000,000
Synthetics - 0.2%
Omaha NE Arpt Auth Arpt Rev Participating VRDN 2.49% 12/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	3,600,000	3,600,000
TOTAL NEBRASKA		11,641,898
Nevada - 0.1%
Electric Utilities - 0.0%
Clark NV Pollutn Ctl Rev (Nevada Power Co Proj.) Series 2017, 3.75% tender 1/1/2036 (c)	525,000	525,624
General Obligations - 0.0%
Clark Cnty NV School Dist Series 2015 C, 5% 6/15/2027	655,000	660,342
Resource Recovery - 0.1%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 3.95% tender 12/1/2026 (b)(c)(g)	1,200,000	1,199,719
TOTAL NEVADA		2,385,685
New Hampshire - 1.4%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2026 (b)	110,000	112,935
Housing - 0.1%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	390,000	390,885
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	620,000	624,534
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	210,000	210,568
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	675,000	679,028
		1,905,015
Resource Recovery - 0.9%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	10,800,000	10,875,173
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 3, 4% tender 7/1/2033 (b)(c)	4,200,000	4,196,104
		15,071,277
Synthetics - 0.4%
Nat'L Fin Auth Nh Specialty Bonds Tender Opt Bd Tr Rcpts / Ctfs Var Sts Series 2024 MS0023, 2.59% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)(e)	6,300,000	6,300,000
TOTAL NEW HAMPSHIRE		23,389,227
New Jersey - 4.6%
Education - 0.4%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (b)	1,045,000	1,051,397
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (b)	365,000	372,459
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2025 (b)	955,000	960,463
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2025 (b)	200,000	201,010
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2027 (b)	1,125,000	1,166,991
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2027 (b)	3,085,000	3,200,148
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2028 (Build America Mutual Assurance Co Insured)	360,000	384,316
		7,336,784
General Obligations - 3.2%
Belleville NJ Tan Gen. Oblig. BAN 4% 7/7/2026	16,300,000	16,431,109
Millburn Twp NJ Brd Ed 0.05% 8/15/2025	420,000	419,499
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (g)	1,060,000	1,090,528
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2025	365,000	367,175
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	2,005,000	2,033,520
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	1,320,000	1,348,354
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (f)	890,000	880,886
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (f)	385,000	381,057
Newark NJ BAN 4.5% 5/7/2026	7,500,000	7,574,965
Newark NJ Gen. Oblig. BAN Series 2024 C, 4.25% 9/25/2025	9,414,000	9,429,659
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2025	2,605,000	2,612,541
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2025	590,000	591,707
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	575,000	603,498
Orange Twp NJ BAN 4% 3/18/2026	8,500,000	8,555,011
		52,319,509
Housing - 0.2%
Camden Cnty NJ Impt Auth Multifamily Rev Series 2024, 5% tender 3/1/2027 (c)	3,450,000	3,490,053
Synthetics - 0.3%
New Jersey Trans Trust Fund Auth Participating VRDN Series 2021 XM0929, 2.44% 6/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	5,000,000	5,000,000
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ 5% 6/1/2027	1,120,000	1,145,307
Transportation - 0.4%
New Jersey Turnpike Authority 5% 1/1/2027	6,000,000	6,208,953
TOTAL NEW JERSEY		75,500,606
New Jersey,New York - 0.6%
Transportation - 0.6%
Port Auth NY & NJ 5% 9/15/2025 (b)	2,670,000	2,675,869
Port Auth NY & NJ Series 195, 5% 10/1/2025 (b)	705,000	707,125
Port Auth NY & NJ Series 226, 5% 10/15/2025 (b)	2,260,000	2,268,446
Port Auth NY & NJ Series 242, 5% 12/1/2025 (b)	1,535,000	1,544,449
Port Auth NY & NJ Series 242, 5% 12/1/2026 (b)	3,155,000	3,236,113
		10,432,002
TOTAL NEW JERSEY,NEW YORK		10,432,002
New Mexico - 0.6%
Education - 0.1%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2025 (b)	2,080,000	2,082,746
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (b)	80,000	82,343
		2,165,089
Housing - 0.4%
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (c)	5,585,000	5,600,491
Synthetics - 0.1%
New Mexico St Hosp Equip Ln Co Participating VRDN 2.64% 7/1/2042 (Liquidity Facility Barclays Bank PLC) (c)(d)	1,330,000	1,330,000
TOTAL NEW MEXICO		9,095,580
New York - 8.8%
Education - 0.0%
St Lawrence County Industrial Development Agency (St Lawrence University Proj.) 5% 7/1/2026	145,000	147,841
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec 1% 9/1/2025	800,000	798,288
General Obligations - 5.1%
Albany NY BAN 4% 3/20/2026	18,800,000	18,911,980
Binghamton NY BAN 4% 4/10/2026	17,200,000	17,327,497
City of Long Beach NY Gen. Oblig. BAN Series 2024B, 4% 9/26/2025	7,400,000	7,408,398
City of New York NY Gen. Oblig. 5% 4/1/2028	2,530,000	2,694,415
City of New York NY Gen. Oblig. 5% 8/1/2026	10,000,000	10,256,448
East Hampton NY Un Free Sh Dis 2.1% 6/1/2027	735,000	715,783
East Syracuse-Minoa NY Cent SD BAN Series 2025, 4% 6/25/2026	6,100,000	6,155,554
Ithaca City New York BAN 4.25% 2/13/2026	7,800,000	7,833,957
Sullivan West Cent Sch Dist NY BAN Series 2025, 4% 6/25/2026	7,700,000	7,762,278
Washington Co NY BAN 4% 3/20/2026	4,140,846	4,171,586
		83,237,896
Housing - 0.8%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (c)	593,000	616,505
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (c)	4,850,000	4,653,338
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (c)	675,000	675,262
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (c)	6,430,000	6,433,212
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (c)	455,000	450,347
		12,828,664
Special Tax - 0.4%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2027	750,000	792,636
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2028	5,330,000	5,751,491
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Inc Insured)	220,000	221,957
NY Payroll Mobility Tax 2% tender 5/15/2045 (c)	365,000	361,307
		7,127,391
Synthetics - 1.8%
Liberty NY Dev Corp Rev Participating VRDN 2.64% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	1,941,500	1,941,500
Metropolitan Transn Auth NY Rv Participating VRDN 2.57% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	2,555,000	2,555,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 2.57% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	1,860,000	1,860,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 2.57% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	2,570,000	2,570,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 2.64% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (c)(d)	3,100,000	3,100,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 2.74% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	16,010,000	16,010,000
		28,036,500
Transportation - 0.7%
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2026	730,000	752,161
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2025	380,000	382,504
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2026	5,400,000	5,426,094
New York St Twy Auth Gen Rev Series 2016 A, 5% 1/1/2028	1,375,000	1,387,509
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (b)	1,080,000	1,086,358
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (b)	1,825,000	1,870,006
		10,904,632
TOTAL NEW YORK		143,081,212
North Carolina - 0.8%
Escrowed/Pre-Refunded - 0.2%
Cumberland Cnty NC Series 2024, 3.75% tender 12/1/2027 (b)(c)	3,300,000	3,300,633
Health Care - 0.3%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (c)	1,635,000	1,651,091
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (c)	1,965,000	1,967,407
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) 5% tender 2/1/2051 (c)	1,490,000	1,504,216
		5,122,714
Housing - 0.3%
Inlivian NC Multifamily Rev (Sycamore Station Ii Llc Proj.) 3.625% tender 11/1/2058 (c)	4,550,000	4,601,889
TOTAL NORTH CAROLINA		13,025,236
Ohio - 1.7%
Education - 0.0%
Northeast Ohio Med Univ Gen Rcpts Series 2022, 5% 12/1/2025 (Build America Mutual Assurance Co Insured)	95,000	95,570
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (c)	420,000	409,811
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2026	400,000	406,065
		911,446
Electric Utilities - 0.8%
American Mun Pwr Rev Series 2023A, 5% 2/15/2026	1,795,000	1,817,791
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	2,820,000	2,922,025
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (b)	3,845,000	3,842,645
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026	3,525,000	3,514,989
		12,097,450
Health Care - 0.7%
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (c)	3,335,000	3,309,637
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2013 B, 2.82% 1/15/2033 VRDN (c)	3,645,000	3,645,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 2.82% 1/15/2045 VRDN (c)	3,570,000	3,570,000
		10,524,637
Housing - 0.1%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	765,000	781,923
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2026	125,000	126,722
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2027	75,000	77,735
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2028	150,000	158,460
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 9/1/2025	415,000	415,803
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 9/1/2026	120,000	123,115
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 9/1/2027	100,000	104,803
		1,788,561
Water & Sewer - 0.1%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2025	700,000	705,412
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	700,000	722,364
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	465,000	492,021
		1,919,797
TOTAL OHIO		27,241,891
Oklahoma - 1.2%
General Obligations - 0.5%
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2025	175,000	175,623
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2026	125,000	128,272
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2027	145,000	152,036
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	4,095,000	4,114,597
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2027	3,770,000	3,910,829
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2028	875,000	925,355
		9,406,712
Health Care - 0.3%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 2.93% 8/15/2031 VRDN (c)	4,775,000	4,775,000
Housing - 0.3%
Oklahoma Hsg Fin Agy Collateralized Rev 3.2% tender 10/1/2042 (c)	1,000,000	1,000,881
Oklahoma Hsg Fin Agy Collateralized Rev Series 2024, 3.35% tender 12/1/2027 (c)	3,720,000	3,740,966
		4,741,847
Synthetics - 0.1%
Steele Duncan Plaza Llc Participating VRDN Series 2022 MIZ9103, 2.54% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	942,957	942,957
TOTAL OKLAHOMA		19,866,516
Oregon - 0.2%
Transportation - 0.2%
Port of Portland Arpt Rev 5% 7/1/2026	240,000	245,361
Port of Portland Arpt Rev 5% 7/1/2028 (b)	2,500,000	2,640,109
		2,885,470
TOTAL OREGON		2,885,470
Pennsylvania - 6.2%
General Obligations - 0.7%
Pennsylvania St 5% 9/1/2026	4,640,000	4,769,370
Pennsylvania St Series 2019, 5% 7/15/2026	1,150,000	1,178,247
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 2/1/2026	1,100,000	1,113,438
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2026	3,310,000	3,389,918
		10,450,973
Health Care - 1.8%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (c)	2,280,000	2,326,165
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 3.09% 9/1/2050 VRDN (c)	11,220,000	11,220,000
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 5% 2/15/2026	75,000	75,839
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 3.09% 9/1/2050 VRDN (c)	16,595,000	16,595,000
		30,217,004
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2025	400,000	401,492
Resource Recovery - 3.6%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.7% tender 6/1/2044 (b)(c)	13,750,000	13,743,233
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	4,200,000	4,216,535
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	9,115,000	9,146,065
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (b)(c)	7,600,000	7,588,182
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2025 A, 3.95% tender 6/1/2049 (b)(c)	13,200,000	13,200,661
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series A, 4.25% tender 8/1/2037 (b)(c)	11,950,000	11,904,879
		59,799,555
Transportation - 0.1%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (b)	375,000	384,206
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2027 (Assured Guaranty Inc Insured) (b)	310,000	318,044
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (b)	365,000	371,884
		1,074,134
TOTAL PENNSYLVANIA		101,943,158
Rhode Island - 0.2%
Education - 0.1%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2026	350,000	356,501
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2027	260,000	270,980
Rhode Island St Student Ln 5% 12/1/2025 (b)	820,000	825,404
Rhode Island St Student Ln Series 2019, 5% 12/1/2025 (b)	600,000	603,954
		2,056,839
General Obligations - 0.1%
Pawtucket RI Gen. Oblig. BAN Series 2024 2, 4.5% 10/24/2025	1,900,000	1,903,702
TOTAL RHODE ISLAND		3,960,541
South Carolina - 1.0%
Electric Utilities - 0.1%
South Carolina St Svc Auth Rev 5% 12/1/2025	2,000,000	2,014,457
South Carolina St Svc Auth Rev 5% 12/1/2028	410,000	439,893
		2,454,350
Industrial Development - 0.1%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.53% 9/1/2028 VRDN (b)(c)	900,000	900,000
Synthetics - 0.8%
South Carolina Conway Hosp Participating VRDN Series 2022 019, 2.64% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (c)(d)	2,700,000	2,700,000
South Carolina St Svc Auth Rev Participating VRDN 2.43% 12/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	5,000,000	5,000,000
South Carolina St Svc Auth Rev Participating VRDN Series 2021 XF1243, 2.59% 12/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	6,125,000	6,125,000
		13,825,000
TOTAL SOUTH CAROLINA		17,179,350
Tennessee - 1.0%
Health Care - 0.9%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 2.78% 5/1/2039 VRDN (c)	14,095,000	14,095,000
Synthetics - 0.0%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 2.54% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	884,342	884,342
Transportation - 0.1%
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (b)	245,000	249,576
Metro Nashville Arpt Auth Rev 5% 7/1/2027 (b)	975,000	1,009,375
		1,258,951
TOTAL TENNESSEE		16,238,293
Texas - 13.0%
Electric Utilities - 0.2%
San Antonio TX Elec & Gas Rev 5% 2/1/2026	330,000	333,872
San Antonio TX Elec & Gas Rev SIFMA Municipal Swap Index + 0.87%, 3.16% tender 2/1/2048 (c)(i)	3,090,000	3,089,131
		3,423,003
General Obligations - 4.0%
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,175,000	1,189,876
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	5,645,000	5,653,242
Clear Creek Independent School District Series 2013B, 3.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (c)	530,000	530,182
Cuero TX Independent School District 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	715,000	732,880
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2026	5,450,000	5,518,705
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2027	5,450,000	5,649,956
El Paso Tex Gen. Oblig. Series 2025, 5% 8/15/2026 (h)	1,395,000	1,428,627
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	255,000	258,516
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	5,030,000	5,098,019
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	8,215,000	8,531,571
Navarro Tex Indpt Sch Dist Series 2025, 4% tender 2/15/2062 (Permanent Sch Fund of Texas Guaranteed) (c)(h)	3,255,000	3,337,396
North East Indpt Sch Dist TX Series 2015, 3% 8/1/2027 (Permanent Sch Fund of Texas Guaranteed)	625,000	625,101
Northside TX Indpt Sch Dist Series 2020, 3.55% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (c)	6,455,000	6,532,503
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	3,440,000	3,431,730
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (c)	4,735,000	4,765,681
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (c)	605,000	610,366
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	3,200,000	3,230,346
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2026 (BP PLC Guaranteed)	365,000	368,050
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2027 (BP PLC Guaranteed)	465,000	478,033
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2026 (BP PLC Guaranteed)	440,000	443,676
Texas State Gen. Oblig. 5.5% 8/1/2025 (b)	1,445,000	1,445,000
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (b)	370,000	379,749
Texas State Gen. Oblig. Series 2018, 5% 8/1/2025 (b)	2,000,000	2,000,000
Wylie Tex Indpt Sch Dist Series 2020 A, 0% 8/15/2025 (Permanent Sch Fund of Texas Guaranteed) (f)	2,240,000	2,237,504
		64,476,709
Health Care - 0.2%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (c)	2,545,000	2,574,709
Housing - 1.7%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (c)	7,145,000	7,126,514
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (c)	2,855,000	2,875,530
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2026 (c)	857,000	862,509
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2042 (c)	1,138,000	1,171,101
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 9/1/2026 (c)	1,069,000	1,070,723
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (c)	620,000	628,187
Houston Tex Fin Corp Multifamilty Hsg Rev Series 2024, 3.65% tender 2/1/2048 (c)	3,325,000	3,354,159
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (c)	3,840,000	3,860,571
Smha Fin Pub Fac Corp Tex Multifamily Hsg Rev Series 2024, 3.7% tender 7/1/2028 (c)	5,305,000	5,384,590
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (c)	785,000	792,717
Travis Cnty Tex Hsg Fin Corp Multifamily Hsg Series 2023, 3.75% tender 8/1/2026 (c)	180,000	179,999
		27,306,600
Industrial Development - 5.0%
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 2.53% 8/1/2038 VRDN (b)(c)	1,285,000	1,285,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.55% 11/1/2040 VRDN (c)	32,055,000	32,055,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.58% 12/1/2027 VRDN (b)(c)	30,400,000	30,400,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.75% 11/1/2040 VRDN (c)	13,825,000	13,825,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.85% 4/1/2040 VRDN (c)	3,200,000	3,200,000
		80,765,000
Resource Recovery - 0.9%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2012, 4.1% tender 1/1/2026 (b)(c)	5,100,000	5,100,000
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	2,550,000	2,556,517
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025 A, 3.95% tender 6/1/2055 (b)(c)	7,850,000	7,850,394
		15,506,911
Special Tax - 0.0%
Houston TX Hotel Occ Tx & Spl Rev Series 2014, 5% 9/1/2026	545,000	545,937
Synthetics - 0.7%
Brazos County Tex Hsg Fin Corp Participating VRDN Series 2023 XF3129, 2.57% 9/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	911,693	911,693
City of Houston TX Airport System Revenue Participating VRDN Series 2025 ZF1926, 2.41% 7/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,260,000	2,260,000
El Paso Tx Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 2.54% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	1,334,718	1,334,718
Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 2.54% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	7,603,517	7,603,517
		12,109,928
Transportation - 0.0%
Austin Tex Airport Sys Series 2022, 5% 11/15/2025 (b)	695,000	699,235
North TX Twy Auth Rev 5% 1/1/2026	420,000	424,269
		1,123,504
Water & Sewer - 0.3%
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2025	5,000,000	5,036,931
TOTAL TEXAS		212,869,232
Utah - 1.1%
Health Care - 0.0%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (c)	900,000	917,140
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2024, 3.7% tender 8/1/2043 (c)	1,765,000	1,776,621
Industrial Development - 0.1%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 3% 4/1/2028 VRDN (c)	1,040,000	1,040,000
Synthetics - 0.7%
Salt Lake City UT Arpt Rev Participating VRDN Series 2023 XM1147, 2.59% 7/1/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	11,200,000	11,200,000
Transportation - 0.2%
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2026 (b)	365,000	371,551
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (b)	345,000	357,424
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2026 (b)(h)	500,000	508,866
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2027 (b)(h)	2,020,000	2,092,330
		3,330,171
TOTAL UTAH		18,263,932
Vermont - 0.0%
Education - 0.0%
Vermont St Stud Assit Corp 5% 6/15/2026 (b)	620,000	628,687
Virginia - 1.1%
Electric Utilities - 0.0%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (c)	1,020,000	1,035,354
Escrowed/Pre-Refunded - 0.2%
Virginia Small Business Fing Auth Environmental Facs Rev 4% tender 11/1/2052 (b)(c)	2,900,000	2,901,815
Synthetics - 0.9%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 2.59% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	12,140,000	12,140,000
Nat'L Sr Campuses Participating VRDN Series 2022 028, 2.64% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(d)	2,615,000	2,615,000
		14,755,000
TOTAL VIRGINIA		18,692,169
Washington - 1.3%
Housing - 0.6%
Community Roots Housing Foundation Series 2024, 3.4% tender 2/1/2029 (c)	8,585,000	8,685,007
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	440,000	449,250
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (c)	808,000	821,760
		9,956,017
Synthetics - 0.2%
Washington Hsg Fin Comm Nonprofit Hsg Rev Participating VRDN Series 2024 XF3227, 2.57% 6/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	3,000,000	3,000,000
Transportation - 0.4%
Port Seattle WA Rev Series 2018 B, 5% 5/1/2026 (b)	3,225,000	3,273,896
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (b)	1,500,000	1,548,788
Port Seattle WA Rev Series 2022B, 5% 8/1/2025 (b)	915,000	915,000
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (b)	575,000	586,763
Port Seattle WA Rev Series B, 5% 10/1/2027 (b)	365,000	369,527
		6,693,974
Water & Sewer - 0.1%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (c)	1,965,000	1,939,937
TOTAL WASHINGTON		21,589,928
West Virginia - 0.4%
Electric Utilities - 0.3%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009A, 3.7% tender 12/1/2042 (c)	4,395,000	4,455,106
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 2.9% 6/1/2033 VRDN (c)	2,480,000	2,480,000
TOTAL WEST VIRGINIA		6,935,106
Wisconsin - 1.1%
Education - 0.0%
Wisconsin St Health & Edl Facs Auth Rev (Marquette University, WI Proj.) 5% 10/1/2025	335,000	336,135
General Obligations - 0.1%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	1,125,000	1,106,885
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (c)	690,000	691,364
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (g)	2,445,000	2,483,622
Resource Recovery - 0.8%
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series 2017 A 2, 4.1% tender 10/1/2025 (b)(c)	13,550,000	13,550,000
Transportation - 0.0%
Milwaukee Cnty WI Arpt Rev Series 2023 A, 5% 12/1/2026 (b)	290,000	296,728
TOTAL WISCONSIN		18,464,734
Wyoming - 0.4%
Electric Utilities - 0.4%
Lincoln Cnty Wyo Environmental Impt Rev (Pacificorp Proj.) Series 1995, 2.88% 11/1/2025 VRDN (b)(c)	5,100,000	5,100,000
Sweetwater Cnty WY Env Imp Rev (Pacificorp Proj.) 3.05% 11/1/2025 VRDN (b)(c)	1,600,000	1,600,000
		6,700,000
TOTAL WYOMING		6,700,000
TOTAL MUNICIPAL SECURITIES (Cost $1,641,921,116)		1,645,477,498

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $8,200,001)	2.91	8,198,362	8,200,001

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $1,650,121,117)	1,653,677,499
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(4,413,582)
NET ASSETS - 100.0%	1,649,263,917

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,055,223 or 2.3% of net assets.

(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,576,567 or 1.4% of net assets.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 2.54% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/24	1,094,031

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN 2.54% 11/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	5/22/25	850,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9162, 2.54% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/24	260,000

El Paso Tx Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 2.54% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/24	1,334,718

Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 2.54% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/24	585,000

Nat'L Fin Auth Nh Specialty Bonds Tender Opt Bd Tr Rcpts / Ctfs Var Sts Series 2024 MS0023, 2.59% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/24	6,300,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 2.54% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	9/26/24	4,500,000

San Francisco City & County Multi Fam Hsg Rev Participating VRDN 2.54% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/24	14,585,000

Steele Duncan Plaza Llc Participating VRDN Series 2022 MIZ9103, 2.54% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/24	942,957

Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 2.54% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/24	7,603,517

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	74,351,165	260,852,355	327,003,519	703,346	-	-	8,200,001	8,198,362	0.3%
Total	74,351,165	260,852,355	327,003,519	703,346	-	-	8,200,001

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	28,187,845	-	28,187,845	-
Electric Utilities	142,342,101	-	142,342,101	-
Escrowed/Pre-Refunded	10,103,011	-	10,103,011	-
General Obligations	301,368,501	-	301,368,501	-
Health Care	121,697,505	-	121,697,505	-
Housing	133,398,724	-	133,398,724	-
Industrial Development	164,837,944	-	164,837,944	-
Resource Recovery	161,365,062	-	161,365,062	-
Special Tax	34,437,920	-	34,437,920	-
Synthetics	395,837,741	-	395,837,741	-
Tobacco Bonds	1,145,307	-	1,145,307	-
Transportation	130,045,657	-	130,045,657	-
Water & Sewer	20,710,180	-	20,710,180	-

Money Market Funds	8,200,001	8,200,001	-	-
Total Investments in Securities:	1,653,677,499	8,200,001	1,645,477,498	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,641,921,116)	$1,645,477,498
Fidelity Central Funds (cost $8,200,001)	8,200,001

Total Investment in Securities (cost $1,650,121,117)		$1,653,677,499
Receivable for fund shares sold		1,858,092
Interest receivable		12,101,814
Distributions receivable from Fidelity Central Funds		17,848
Prepaid expenses		282
Other receivables		31
Total assets		1,667,655,566
Liabilities
Payable to custodian bank	$21,447
Payable for investments purchased on a delayed delivery basis	12,049,922
Payable for fund shares redeemed	2,087,434
Distributions payable	3,889,840
Accrued management fee	280,723
Other payables and accrued expenses	62,283
Total liabilities		18,391,649
Net Assets		$1,649,263,917
Net Assets consist of:
Paid in capital		$1,645,034,153
Total accumulated earnings (loss)		4,229,764
Net Assets		$1,649,263,917
Net Asset Value, offering price and redemption price per share ($1,649,263,917 ÷ 163,878,942 shares)		$10.06
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Interest		$26,081,825
Income from Fidelity Central Funds		703,346
Total income		26,785,171
Expenses
Management fee	$1,668,374
Custodian fees and expenses	7,350
Independent trustees' fees and expenses	1,932
Registration fees	82,774
Audit fees	32,679
Legal	2,310
Miscellaneous	2,767
Total expenses before reductions	1,798,186
Expense reductions	(140,999)
Total expenses after reductions		1,657,187
Net Investment income (loss)		25,127,984
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	260,093
Total net realized gain (loss)		260,093
Change in net unrealized appreciation (depreciation) on investment securities		1,926,629
Net gain (loss)		2,186,722
Net increase (decrease) in net assets resulting from operations		$27,314,706
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,127,984	$46,009,494
Net realized gain (loss)	260,093	210,115
Change in net unrealized appreciation (depreciation)	1,926,629	506,606
Net increase (decrease) in net assets resulting from operations	27,314,706	46,726,215
Distributions to shareholders	(24,923,411)	(46,155,119)

Share transactions
Proceeds from sales of shares	485,468,297	1,078,798,433
Reinvestment of distributions	2,148	309,595
Cost of shares redeemed	(398,037,906)	(618,376,466)

Net increase (decrease) in net assets resulting from share transactions	87,432,539	460,731,562
Total increase (decrease) in net assets	89,823,834	461,302,658

Net Assets
Beginning of period	1,559,440,083	1,098,137,425
End of period	$1,649,263,917	$1,559,440,083

Other Information
Shares
Sold	48,346,338	107,412,815
Issued in reinvestment of distributions	214	30,828
Redeemed	(39,617,428)	(61,551,988)
Net increase (decrease)	8,729,124	45,891,655

Financial Highlights
Fidelity® SAI Conservative Income Municipal Bond Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.05	$10.05	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.151	.338	.074
Net realized and unrealized gain (loss)	.009	.002	.062
Total from investment operations	.160	.340	.136
Distributions from net investment income	(.150)	(.338)	(.086)
Distributions from net realized gain	-	(.002)	-
Total distributions	(.150)	(.340)	(.086)
Net asset value, end of period	$10.06	$10.05	$10.05
Total Return D,E	1.60%	3.44%	1.36%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.22% H	.24%	.56% H,I
Expenses net of fee waivers, if any	.20 % H	.20%	.20% H
Expenses net of all reductions, if any	.20% H	.20%	.20% H
Net investment income (loss)	3.04% H	3.37%	4.01% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,649,264	$1,559,440	$1,098,137
Portfolio turnover rate J	65 % H	58%	14% K,L

AFor the period November 6, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity SAI Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,090,444
Gross unrealized depreciation	(284,228)
Net unrealized appreciation (depreciation)	$3,806,216
Tax cost	$1,649,871,283

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Conservative Income Municipal Bond Fund	415,691,623	277,436,423
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Conservative Income Municipal Bond Fund	13,121,231	54,195,000	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Conservative Income Municipal Bond Fund	752
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through May 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $140,999.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9910239.101
CIM-SANN-0925

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2025